UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22019
First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Consumer Discretionary
AlphaDEX® Fund
FXD | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Consumer Discretionary AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Discretionary AlphaDEX® Fund	$62	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.69% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Consumer Discretionary Index, which returned 19.54% for the same Period.
During the Period, investments in the Hotels, Restaurants & Leisure industry received the greatest allocation of any industry with an average weight of 17.8% and a contribution of 3.3% to the Fund’s overall return. With an average weight of 8.1%, investments in the Entertainment industry contributed 4.6% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 8.0%, investments in the Textiles, Apparel & Luxury Goods industry contributed -0.9% to the Fund’s overall return, which was the most negative return contribution of any industry.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Consumer Discretionary AlphaDEX® Fund	7.69%	11.13%	6.61%
StrataQuant® Consumer Discretionary Index	8.26%	11.80%	7.26%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Consumer Discretionary Index	19.54%	10.32%	12.19%
Russell 1000® Consumer Discretionary Index	22.68%	11.78%	12.73%
Russell 3000® Index	15.68%	15.19%	13.02%
Visit www.ftportfolios.com/etf/FXD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$319,912,691
Total number of portfolio holdings	123
Total advisory fee paid	$5,636,999
Portfolio turnover rate	68%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ROBLOX Corp., Class A	1.9%
Gentex Corp.	1.7%
Carvana Co.	1.6%
Dillard’s, Inc., Class A	1.6%
D.R. Horton, Inc.	1.6%
Viking Holdings Ltd.	1.6%
General Motors Co.	1.5%
Macy’s, Inc.	1.5%
PulteGroup, Inc.	1.5%
PVH Corp.	1.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Consumer Discretionary Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (“FXD”). Neither FTP, the Trust, nor FXD is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXD particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXD or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXD into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXD to be issued or in the determination or calculation of the equation by which FXD is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXD. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

First Trust Consumer Staples
AlphaDEX® Fund
FXG | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Consumer Staples AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Staples AlphaDEX® Fund	$62	0.63%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -2.69% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Consumer Staples Index, which returned 7.43% for the same Period.
During the Period, investments in the Food Products industry received the greatest allocation of any industry with an average weight of 48.4% and contributed -4.0% to the Fund’s overall return, which was the most negative contribution of any industry. With an average weight of 16.9%, investments in the Consumer Staples Distribution & Retail industry contributed 2.9% to the Fund’s overall return, which was the greatest return contribution of any industry.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Consumer Staples AlphaDEX® Fund	-2.69%	7.08%	5.04%
StrataQuant® Consumer Staples Index	-2.08%	7.69%	5.69%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Consumer Staples Index	7.43%	9.19%	8.35%
Russell 1000® Consumer Staples Index	3.68%	7.62%	6.53%
Russell 3000® Index	15.68%	15.19%	13.02%
Visit www.ftportfolios.com/etf/FXG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$284,384,336
Total number of portfolio holdings	45
Total advisory fee paid	$1,717,342
Portfolio turnover rate	81%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Kraft Heinz (The) Co.	4.5%
Pilgrim’s Pride Corp.	4.4%
Casey’s General Stores, Inc.	4.3%
Molson Coors Beverage Co., Class B	4.2%
Bunge Global S.A.	4.2%
Cencora, Inc.	4.0%
McKesson Corp.	4.0%
Sprouts Farmers Market, Inc.	3.9%
Performance Food Group Co.	3.8%
Reynolds Consumer Products, Inc.	3.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Consumer Staples Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Staples AlphaDEX® Fund (“FXG”). Neither FTP, the Trust, nor FXG is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXG particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXG or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXG into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXG to be issued or in the determination or calculation of the equation by which FXG is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXG. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Consumer Staples AlphaDEX® Fund (FXG)

First Trust Energy AlphaDEX® Fund
FXN | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Energy AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Energy AlphaDEX® Fund	$59	0.63%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -11.32% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Energy Index, which returned -3.19% for the same Period.
During the Period, investments in the Oil, Gas & Consumable Fuels industry received the greatest allocation of any industry with an average weight of 83.8% and contributed -7.3% to the Fund’s overall return, which was the most negative return contribution of any industry. With an average weight of 2.8%, investments in the Semiconductors & Semiconductor Equipment industry contributed 0.2% to the Fund’s overall return, which was the greatest return contribution of any industry.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Energy AlphaDEX® Fund	-11.32%	23.01%	1.59%
StrataQuant® Energy Index	-10.79%	23.91%	2.21%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Energy Index	-3.19%	24.55%	6.64%
Russell 1000® Energy Index	-2.40%	24.10%	6.10%
Russell 3000® Index	15.68%	15.19%	13.02%
Visit www.ftportfolios.com/etf/FXN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$271,958,045
Total number of portfolio holdings	44
Total advisory fee paid	$1,849,310
Portfolio turnover rate	50%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Chord Energy Corp.	5.2%
Civitas Resources, Inc.	5.1%
Diamondback Energy, Inc.	5.0%
Matador Resources Co.	4.8%
Devon Energy Corp.	4.8%
Permian Resources Corp.	4.8%
NOV, Inc.	4.6%
Weatherford International PLC	3.6%
Halliburton Co.	3.5%
ConocoPhillips	3.4%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Energy Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Energy AlphaDEX® Fund (“FXN”). Neither FTP, the Trust, nor FXN is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXN particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXN or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXN into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXN to be issued or in the determination or calculation of the equation by which FXN is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXN. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Energy AlphaDEX® Fund (FXN)

First Trust Financials AlphaDEX® Fund
FXO | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Financials AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Financials AlphaDEX® Fund	$65	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.31% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Financials Index, which returned 21.54% for the same Period.
During the Period, investments in the Insurance industry received the greatest allocation of any industry with an average weight of 32.9% and contributed 3.1% to the Fund’s overall return. With an average weight of 28.5%, investments in the Capital Markets industry contributed 6.5% to the Fund’s overall return, which was the greatest return contribution of any industry. No industry had a negative contribution to overall Fund return.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Financials AlphaDEX® Fund	15.31%	20.09%	11.34%
StrataQuant® Financials Index	16.02%	20.86%	12.08%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Financials Index	21.54%	19.09%	12.11%
Russell 1000® Financials Index	22.47%	20.20%	13.89%
Russell 3000® Index	15.68%	15.19%	13.02%
Visit www.ftportfolios.com/etf/FXO for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$2,184,967,852
Total number of portfolio holdings	110
Total advisory fee paid	$8,359,923
Portfolio turnover rate	90%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Invesco Ltd.	2.1%
SoFi Technologies, Inc.	1.9%
Interactive Brokers Group, Inc., Class A	1.8%
Bank of New York Mellon (The) Corp.	1.7%
Lincoln National Corp.	1.7%
Citigroup, Inc.	1.7%
Robinhood Markets, Inc., Class A	1.7%
Coinbase Global, Inc., Class A	1.7%
LPL Financial Holdings, Inc.	1.6%
T. Rowe Price Group, Inc.	1.6%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Financials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Financials AlphaDEX® Fund (“FXO”). Neither FTP, the Trust, nor FXO is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXO particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXO or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXO into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXO to be issued or in the determination or calculation of the equation by which FXO is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXO. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Financials AlphaDEX® Fund (FXO)

First Trust Health Care AlphaDEX® Fund
FXH | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Health Care AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Health Care AlphaDEX® Fund	$58	0.61%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -9.12% during the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the S&P 500® Health Care Index, which returned -11.32% for the same Period.
During the Period, investments in the Health Care Providers & Services industry received the greatest allocation of any industry with an average weight of 29.9% and contributed -5.0% to the Fund’s overall return, which was the most negative return of any industry. With an average weight of 3.2%, investments in the Health Care Technology industry contributed 1.7% to the Fund’s overall return, which was the greatest return contribution of any industry.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Health Care AlphaDEX® Fund	-9.12%	0.94%	3.67%
StrataQuant® Health Care Index	-8.68%	1.55%	4.33%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Health Care Index	-11.32%	6.09%	7.38%
Russell 1000® Health Care Index	-11.23%	5.40%	7.22%
Russell 3000® Index	15.68%	15.19%	13.02%
Visit www.ftportfolios.com/etf/FXH for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$845,450,303
Total number of portfolio holdings	81
Total advisory fee paid	$5,316,835
Portfolio turnover rate	85%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Jazz Pharmaceuticals PLC	2.5%
Insmed, Inc.	2.4%
Regeneron Pharmaceuticals, Inc.	2.4%
Biogen, Inc.	2.3%
Zimmer Biomet Holdings, Inc.	2.3%
Avantor, Inc.	2.3%
Merck & Co., Inc.	2.3%
Alnylam Pharmaceuticals, Inc.	2.2%
Acadia Healthcare Co., Inc.	2.2%
Elanco Animal Health, Inc.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXH to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Health Care Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Health Care AlphaDEX® Fund (“FXH”). Neither FTP, the Trust, nor FXH is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXH particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXH or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXH into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXH to be issued or in the determination or calculation of the equation by which FXH is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXH. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Health Care AlphaDEX® Fund (FXH)

First Trust Industrials/Producer Durables
AlphaDEX® Fund
FXR | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Industrials/Producer Durables AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Industrials/Producer Durables AlphaDEX® Fund	$62	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.30% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Industrials Index, which returned 20.67% for the same Period.
During the Period, investments in the Machinery industry received the greatest allocation of any industry with an average weight of 16.1% and contributed 2.4% to the Fund’s overall return. With an average weight of 10.4%, investments in the Aerospace & Defense industry contributed 3.5% to the Fund’s overall return, the greatest return contribution of any industry. With an average weight of 5.8%, investments in the Containers & Packaging industry contributed -0.7% to the Fund’s overall return, which was the most negative return contribution of any industry.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Industrials/Producer Durables AlphaDEX® Fund	6.30%	15.45%	11.05%
StrataQuant® Industrials Index	6.98%	16.23%	11.81%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Industrials Index	20.67%	18.13%	12.74%
Russell 1000® Industrials Index	15.29%	14.51%	11.31%
Russell 3000® Index	15.68%	15.19%	13.02%
Visit www.ftportfolios.com/etf/FXR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,856,646,675
Total number of portfolio holdings	146
Total advisory fee paid	$9,503,153
Portfolio turnover rate	76%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	1.5%
Rocket Lab Corp.	1.5%
GE Vernova, Inc.	1.4%
EMCOR Group, Inc.	1.3%
Oshkosh Corp.	1.3%
MasTec, Inc.	1.3%
Eagle Materials, Inc.	1.3%
Trimble, Inc.	1.3%
Mohawk Industries, Inc.	1.2%
Builders FirstSource, Inc.	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Industrials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Industrials/Producer Durables AlphaDEX® Fund (“FXR”). Neither FTP, the Trust, nor FXR is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXR particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXR or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXR into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXR to be issued or in the determination or calculation of the equation by which FXR is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXR. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

First Trust Materials AlphaDEX® Fund
FXZ | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Materials AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Materials AlphaDEX® Fund	$60	0.64%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -12.88% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Materials Index, which returned -2.85% for the same Period.
During the Period, investments in the Chemicals industry received the greatest allocation of any industry with an average weight of 52.9% and contributed -12.7% to the Fund’s overall return, which was the most negative return of any industry. With average weights of 2.1% and 32.1%, respectively, investments in the Trading Companies & Distributors and Metals & Mining industries each contributed 0.5% to the Fund’s overall return, which were the greatest return contributions of any industry.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Materials AlphaDEX® Fund	-12.88%	11.77%	8.14%
StrataQuant® Materials Index	-12.24%	12.52%	8.89%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Materials Index	-2.85%	9.94%	8.96%
Russell 1000® Basic Materials Index	0.27%	10.44%	9.41%
Russell 3000® Index	15.68%	15.19%	13.02%
Visit www.ftportfolios.com/etf/FXZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$215,703,925
Total number of portfolio holdings	42
Total advisory fee paid	$1,356,303
Portfolio turnover rate	62%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mueller Industries, Inc.	5.0%
Newmont Corp.	5.0%
Alcoa Corp.	4.7%
Anglogold Ashanti PLC	4.7%
CF Industries Holdings, Inc.	4.7%
Eastman Chemical Co.	4.5%
Carpenter Technology Corp.	4.2%
Timken (The) Co.	3.9%
Westlake Corp.	3.9%
Steel Dynamics, Inc.	3.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Materials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Materials AlphaDEX® Fund (“FXZ”). Neither FTP, the Trust, nor FXZ is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXZ particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXZ or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXZ into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXZ to be issued or in the determination or calculation of the equation by which FXZ is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXZ. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Materials AlphaDEX® Fund (FXZ)

First Trust Technology AlphaDEX® Fund
FXL | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Technology AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Technology AlphaDEX® Fund	$66	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 18.71% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 23.65% for the same Period.
During the Period, investments in the Software industry received the greatest allocation of any industry with an average weight of 32.2% and contributed 11.1% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 18.5%, investments in the Semiconductors & Semiconductor Equipment industry contributed -1.8% to the Fund’s overall return, which was the most negative contribution of any industry.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Technology AlphaDEX® Fund	18.71%	12.59%	16.86%
StrataQuant Technology® Index	19.52%	13.23%	17.51%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Information Technology Index	23.65%	22.92%	23.47%
Russell 1000® Technology Index	26.14%	22.86%	23.19%
Russell 3000® Index	15.68%	15.19%	13.02%
Visit www.ftportfolios.com/etf/FXL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,372,093,245
Total number of portfolio holdings	105
Total advisory fee paid	$6,696,104
Portfolio turnover rate	104%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Super Micro Computer, Inc.	2.0%
Palantir Technologies, Inc., Class A	1.9%
Vertiv Holdings Co., Class A	1.9%
Toast, Inc., Class A	1.8%
Pegasystems, Inc.	1.8%
Amphenol Corp., Class A	1.8%
Amkor Technology, Inc.	1.8%
Broadcom, Inc.	1.7%
Cloudflare, Inc., Class A	1.7%
Rubrik, Inc., Class A	1.7%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Technology Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Technology AlphaDEX® Fund (“FXL”). Neither FTP, the Trust, nor FXL is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXL particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXL or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXL into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXL to be issued or in the determination or calculation of the equation by which FXL is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXL. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Technology AlphaDEX® Fund (FXL)

First Trust Utilities AlphaDEX® Fund
FXU | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Utilities AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Utilities AlphaDEX® Fund	$70	0.61%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.64% during the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the S&P 500® Utilities Index, which returned 21.26% for the same Period.
During the Period, investments in the Electric Utilities industry received the greatest allocation of any industry with an average weight of 50.4% and contributed 15.3% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 3.7%, investments in the Water Utilities industry contributed -0.1% to the Fund’s overall return, the only negative return contribution of any industry.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Utilities AlphaDEX® Fund	30.64%	12.74%	9.77%
StrataQuant® Utilities Index	31.67%	13.55%	10.51%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Utilities Index	21.26%	10.54%	10.54%
Russell 1000® Utilities Index	21.02%	11.69%	10.12%
Russell 3000® Index	15.68%	15.19%	13.02%
Visit www.ftportfolios.com/etf/FXU for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,705,014,935
Total number of portfolio holdings	41
Total advisory fee paid	$3,770,101
Portfolio turnover rate	68%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Sempra	4.3%
Vistra Corp.	4.3%
NRG Energy, Inc.	4.1%
Exelon Corp.	4.1%
Evergy, Inc.	4.1%
Edison International	4.0%
PG&E Corp.	4.0%
AES (The) Corp.	4.0%
UGI Corp.	3.9%
Xcel Energy, Inc.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Utilities Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Utilities AlphaDEX® Fund (“FXU”). Neither FTP, the Trust, nor FXU is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXU particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXU or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXU into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXU to be issued or in the determination or calculation of the equation by which FXU is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXU. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Utilities AlphaDEX® Fund (FXU)

First Trust Large Cap Core
AlphaDEX® Fund
FEX | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Large Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Core AlphaDEX® Fund	$61	0.57%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.12% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 16.33% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector with an average weight of 19.4%, and contributed 5.0% to the Fund’s overall return, which was the greatest contribution of any sector. With an average weight of 8.1%, investments in the Health Care sector contributed -1.0% to the Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Large Cap Core AlphaDEX® Fund	13.12%	13.86%	10.75%
Nasdaq AlphaDEX Large Cap CoreTMIndex(1)	13.79%	14.56%	N/A
Nasdaq US 500 Large CapTMIndex(1)	17.67%	15.72%	N/A
S&P 500® Index	16.33%	15.88%	13.66%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FEX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,320,055,548
Total number of portfolio holdings	376
Total advisory fee paid	$6,403,294
Portfolio turnover rate	83%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	0.6%
ROBLOX Corp., Class A	0.6%
GE Vernova, Inc.	0.5%
SoFi Technologies, Inc.	0.5%
Western Digital Corp.	0.5%
Super Micro Computer, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
EMCOR Group, Inc.	0.5%
Palantir Technologies, Inc., Class A	0.5%
Carvana Co.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Large Cap CoreTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Large Cap Core AlphaDEX® Fund (FEX)

First Trust Mid Cap Core AlphaDEX® Fund
FNX | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Mid Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Core AlphaDEX® Fund	$59	0.58%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.23% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P MidCap 400® Index, which returned 3.28% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 19.4%, which contributed 2.6% to the Fund’s overall return, which was the greatest of any sector. With an average weight of 7.0%, investments in the Energy sector contributed -2.6% to the Fund’s overall return, which was the most negative return for any sector.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Mid Cap Core AlphaDEX® Fund	2.23%	13.91%	9.49%
Nasdaq AlphaDEX Mid Cap CoreTMIndex(1)	2.83%	14.62%	N/A
Nasdaq US 600 Mid CapTMIndex(1)	4.95%	11.11%	N/A
S&P MidCap 400® Index	3.28%	12.79%	9.41%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FNX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,130,978,761
Total number of portfolio holdings	455
Total advisory fee paid	$5,958,217
Portfolio turnover rate	96%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bloom Energy Corp., Class A	0.6%
Invesco Ltd.	0.5%
Hims & Hers Health, Inc.	0.5%
Talen Energy Corp.	0.5%
Rocket Lab Corp.	0.5%
Upstart Holdings, Inc.	0.5%
Primoris Services Corp.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Gentex Corp.	0.4%
IES Holdings, Inc.	0.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Mid Cap CoreTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Mid Cap Core AlphaDEX® Fund (FNX)

First Trust Small Cap Core
AlphaDEX® Fund
FYX | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Small Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Core AlphaDEX® Fund	$58	0.58%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -0.44% during the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the S&P SmallCap 600® Index, which returned -4.72% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 22.3%, which contributed 2.0% to the Fund’s overall return. With an average weight of 17.5%, investments in the Industrials sector contributed 2.7% to the Fund’s overall return, which was the greatest of any sector. Investments in the Communication Services sector, with an average weight of 4.1%, contributed
-1.1% to the Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Small Cap Core AlphaDEX® Fund	-0.44%	13.22%	8.48%
Nasdaq AlphaDEX Small Cap CoreTMIndex(1)	0.22%	13.99%	N/A
Nasdaq US 700 Small CapTMIndex(1)	2.38%	11.51%	N/A
S&P SmallCap 600® Index	-4.72%	10.99%	8.21%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FYX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$817,642,920
Total number of portfolio holdings	530
Total advisory fee paid	$4,437,456
Portfolio turnover rate	102%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	1.5%
Bank of America Corp.	1.1%
Mizuho Financial Group, Inc.	1.0%
Symbotic, Inc.	0.4%
DXP Enterprises, Inc.	0.4%
Kohl’s Corp.	0.4%
NuScale Power Corp.	0.4%
Expro Group Holdings N.V.	0.4%
Forestar Group, Inc.	0.4%
Peabody Energy Corp.	0.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Small Cap CoreTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Small Cap Core AlphaDEX® Fund (FYX)

First Trust Large Cap Value
AlphaDEX® Fund
FTA | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Large Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Value AlphaDEX® Fund	$59	0.58%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.88% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Value Index, which returned 5.59% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 20.5% and contributed 4.5% to the Fund’s overall return, which was the greatest of any sector. With an average weight of 8.2%, investments in the Health Care sector contributed -1.7% to the Funds overall return, which was the most negative return of any sector.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Large Cap Value AlphaDEX® Fund	3.88%	13.51%	8.76%
Nasdaq AlphaDEX Large Cap ValueTMIndex(1)	4.47%	14.22%	N/A
Nasdaq US 500 Large Cap ValueTMIndex(1)	2.60%	13.43%	N/A
S&P 500® Index	16.33%	15.88%	13.66%
S&P 500® Value Index	5.59%	14.40%	10.47%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FTA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,098,298,289
Total number of portfolio holdings	192
Total advisory fee paid	$5,825,128
Portfolio turnover rate	75%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
D.R. Horton, Inc.	1.0%
Halliburton Co.	1.0%
Builders FirstSource, Inc.	1.0%
General Motors Co.	1.0%
Diamondback Energy, Inc.	1.0%
PulteGroup, Inc.	1.0%
Newmont Corp.	1.0%
Kraft Heinz (The) Co.	1.0%
ConocoPhillips	1.0%
Chevron Corp.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Large Cap ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Large Cap Value AlphaDEX® Fund (FTA)

First Trust Large Cap Growth
AlphaDEX® Fund
FTC | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Large Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Growth AlphaDEX® Fund	$66	0.58%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.96% during the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the S&P 500® Growth Index, which returned 25.63% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 19.5%, and contributed 6.1% to the Fund’s overall return. With an average weight of 18.9%, investments in the Financials sector contributed 6.4% to the Funds overall return, which was the greatest of any sector. Investments in the Real Estate sector, with an average weight of 3.6%, contributed
-0.1% to the Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Large Cap Growth AlphaDEX® Fund	26.96%	14.19%	12.66%
Nasdaq AlphaDEX Large Cap GrowthTMIndex(1)	27.73%	14.87%	N/A
Nasdaq US 500 Large Cap GrowthTMIndex(1)	24.68%	16.42%	N/A
S&P 500® Index	16.33%	15.88%	13.66%
S&P 500® Growth Index	25.63%	16.50%	15.93%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FTC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,224,662,575
Total number of portfolio holdings	188
Total advisory fee paid	$5,575,337
Portfolio turnover rate	114%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	1.1%
ROBLOX Corp., Class A	1.1%
GE Vernova, Inc.	1.1%
SoFi Technologies, Inc.	1.1%
Super Micro Computer, Inc.	1.0%
Interactive Brokers Group, Inc., Class A	1.0%
EMCOR Group, Inc.	1.0%
Palantir Technologies, Inc., Class A	1.0%
Carvana Co.	1.0%
Vertiv Holdings Co., Class A	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Large Cap GrowthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Large Cap Growth AlphaDEX® Fund (FTC)

First Trust Multi Cap Value
AlphaDEX® Fund
FAB | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Multi Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Value AlphaDEX® Fund	$65	0.65%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -1.53% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P Composite 1500® Value Index, which returned 5.25% for the same Period.
During the Period, the average allocation to the Financials sector was 21.7%, the greatest of any sector, and also had the greatest contribution to the Fund’s overall return, accounting for 3.0% of Fund performance. The negative return in the Fund came from multiple sector allocations, but most notably from the average allocation to the Energy sector. Investments in this sector received an average allocation of 11.2% and had a -2.0% contribution to the Fund’s overall return.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Multi Cap Value AlphaDEX® Fund	-1.53%	14.02%	8.16%
Nasdaq AlphaDEX Multi Cap ValueTMIndex(1)	-0.87%	14.81%	N/A
Nasdaq US Multi Cap ValueTMIndex(1)	1.97%	13.54%	N/A
S&P Composite 1500® Index	15.03%	15.60%	13.27%
S&P Composite 1500® Value Index	5.25%	14.43%	10.33%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FAB for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$119,335,671
Total number of portfolio holdings	679
Total advisory fee paid	$646,063
Portfolio turnover rate	86%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
D.R. Horton, Inc.	0.5%
Halliburton Co.	0.5%
Builders FirstSource, Inc.	0.5%
General Motors Co.	0.5%
Diamondback Energy, Inc.	0.5%
PulteGroup, Inc.	0.5%
Newmont Corp.	0.5%
Kraft Heinz (The) Co.	0.5%
ConocoPhillips	0.5%
Chevron Corp.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Multi Cap ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Multi Cap Value AlphaDEX® Fund (FAB)

First Trust Multi Cap Growth
AlphaDEX® Fund
FAD | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Multi Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Growth AlphaDEX® Fund	$68	0.62%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.06% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P Composite 1500® Growth Index, which returned 23.48% for the same Period.
During the Period, the Fund’s greatest allocations were to the Industrials sector and the Financials sector. These two sectors were also the greatest drivers of overall Fund performance. The Industrials sector received an average allocation of 19.7% and contributed 5.4% to the Fund’s overall return while the 17.7% average allocation to the Financials sector contributed 5.0% to the Fund’s return. No sector had a meaningfully negative impact on the Fund’s return, although the Materials sector, with an average allocation of 2.3%, caused a -0.1% drag on the Fund’s performance due in particular to holdings Aspen Aerogels, Inc. and The Scotts Miracle-Gro Co., which were each down significantly during the Period.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Multi Cap Growth AlphaDEX® Fund	19.06%	13.03%	11.62%
Nasdaq AlphaDEX Multi Cap GrowthTMIndex(1)	19.85%	13.78%	N/A
Nasdaq US Multi Cap GrowthTMIndex(1)	23.70%	15.74%	N/A
S&P Composite 1500® Index	15.03%	15.60%	13.27%
S&P Composite 1500® Growth Index	23.48%	16.02%	15.35%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FAD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$300,577,982
Total number of portfolio holdings	681
Total advisory fee paid	$1,176,511
Portfolio turnover rate	110%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	1.1%
Bank of America Corp.	0.8%
Mizuho Financial Group, Inc.	0.7%
Comfort Systems USA, Inc.	0.6%
ROBLOX Corp., Class A	0.6%
GE Vernova, Inc.	0.5%
SoFi Technologies, Inc.	0.5%
Super Micro Computer, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
EMCOR Group, Inc.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Multi Cap GrowthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

First Trust Mid Cap Value AlphaDEX® Fund
FNK | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Mid Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNK. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Value AlphaDEX® Fund	$69	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -4.02% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P MidCap 400® Value Index, which returned 4.32% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 21.8%, and contributed 2.8% to the Fund’s overall return, which was the greatest of any sector. Investments in the Energy sector, with an average weight 11.6%, contributed -3.7% to the Fund’s overall return, which was the most negative return contribution of any sector.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Mid Cap Value AlphaDEX® Fund	-4.02%	15.57%	7.68%
Nasdaq AlphaDEX Mid Cap ValueTMIndex(1)	-3.32%	16.46%	N/A
Nasdaq US 600 Mid Cap ValueTMIndex(1)	-0.54%	14.07%	N/A
S&P MidCap 400® Value Index	4.32%	15.11%	9.30%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FNK for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$191,744,794
Total number of portfolio holdings	230
Total advisory fee paid	$1,484,777
Portfolio turnover rate	87%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Invesco Ltd.	1.0%
Chord Energy Corp.	0.8%
Weatherford International PLC	0.8%
SM Energy Co.	0.8%
Fluor Corp.	0.8%
Civitas Resources, Inc.	0.8%
Murphy Oil Corp.	0.8%
Mohawk Industries, Inc.	0.8%
Macy’s, Inc.	0.8%
Ovintiv, Inc.	0.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNK to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Mid Cap ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Mid Cap Value AlphaDEX® Fund (FNK)

First Trust Mid Cap Growth
AlphaDEX® Fund
FNY | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Mid Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Growth AlphaDEX® Fund	$74	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.64% during the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the S&P MidCap 400® Growth Index, which returned 2.24% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 21.8%, and contributed 4.4% to the Fund’s overall return, which was the greatest of any sector. Investments in the Materials sector, with an average weight of 4.0%, contributed -0.4% to the Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Mid Cap Growth AlphaDEX® Fund	10.64%	10.77%	10.71%
Nasdaq AlphaDEX Mid Cap GrowthTMIndex(1)	11.48%	11.59%	N/A
Nasdaq US 600 Mid Cap GrowthTMIndex(1)	10.40%	7.69%	N/A
S&P MidCap 400® Growth Index	2.24%	10.46%	9.20%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FNY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$400,286,368
Total number of portfolio holdings	230
Total advisory fee paid	$2,614,936
Portfolio turnover rate	130%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bloom Energy Corp., Class A	1.1%
Hims & Hers Health, Inc.	0.9%
Talen Energy Corp.	0.9%
Rocket Lab Corp.	0.9%
Upstart Holdings, Inc.	0.9%
Kratos Defense & Security Solutions, Inc.	0.9%
Primoris Services Corp.	0.9%
Credo Technology Group Holding Ltd.	0.9%
IES Holdings, Inc.	0.8%
Sterling Infrastructure, Inc.	0.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Mid Cap GrowthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

First Trust Small Cap Value
AlphaDEX® Fund
FYT | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Small Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Value AlphaDEX® Fund	$66(1)	0.70%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -10.75% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P SmallCap 600® Value Index, which returned -5.45% for the same Period.
During the Period, almost every sector allocation had a negative contribution to the Fund’s return. The most notable source of negative performance came from the allocations to the Consumer Discretionary sector. Investments in this sector received an average allocation of 18.2% and accounted for a -2.7% hit to the Fund’s overall performance. The sector with the greatest allocation was the Financials sector. Investments in this sector received an average allocation of 24.9% but had contribution to the Fund’s return of only -0.3%. One sector did have a positive contribution to return and that was the Information Technology sector which was a boon for the Fund. While the average allocation to this sector was only 5.5%, the contribution to the Fund’s return was 0.5%.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Small Cap Value AlphaDEX® Fund	-10.75%	12.41%	6.92%
Nasdaq AlphaDEX Small Cap ValueTMIndex(1)	-10.04%	13.31%	N/A
Nasdaq US 700 Small Cap ValueTMIndex(1)	-5.97%	13.07%	N/A
S&P SmallCap 600® Value Index	-5.45%	12.28%	7.68%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FYT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$126,113,632
Total number of portfolio holdings	267
Total advisory fee paid	$1,068,935
Portfolio turnover rate	113%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	0.8%
Kohl’s Corp.	0.8%
Expro Group Holdings N.V.	0.8%
Krispy Kreme, Inc.	0.8%
Forestar Group, Inc.	0.8%
Peabody Energy Corp.	0.7%
Vital Energy, Inc.	0.7%
Fresh Del Monte Produce, Inc.	0.7%
Academy Sports & Outdoors, Inc.	0.7%
American Eagle Outfitters, Inc.	0.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Small Cap ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Small Cap Value AlphaDEX® Fund (FYT)

First Trust Small Cap Growth
AlphaDEX® Fund
FYC | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the First Trust Small Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Growth AlphaDEX® Fund	$75(1)	0.70%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.93% during the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the S&P SmallCap 600® Growth Index, which returned -4.14% for the same Period.
During the Period, the Health Care sector received the greatest allocation of any sector, with an average weight of 20.6%. However, the largest positive contributions to the Fund’s return came from the Industrials sector at 7.1%, and the Financials sector at 5.2%. The largest negative contribution to the Fund’s return came from the Communication Services sector at -0.7%.
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Small Cap Growth AlphaDEX® Fund	12.93%	12.91%	9.87%
Nasdaq AlphaDEX Small Cap GrowthTMIndex(1)	13.80%	13.79%	N/A
Nasdaq US 700 Small Cap GrowthTMIndex(1)	10.53%	9.60%	N/A
S&P SmallCap 600® Growth Index	-4.14%	9.58%	8.56%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FYC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$459,253,167
Total number of portfolio holdings	269
Total advisory fee paid	$2,878,022
Portfolio turnover rate	137%
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	2.7%
Bank of America Corp.	2.0%
Mizuho Financial Group, Inc.	1.9%
Symbotic, Inc.	0.8%
Rush Street Interactive, Inc.	0.8%
DXP Enterprises, Inc.	0.8%
NuScale Power Corp.	0.7%
Centrus Energy Corp., Class A	0.7%
Life360, Inc.	0.7%
Perimeter Solutions, Inc.	0.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Small Cap GrowthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Small Cap Growth AlphaDEX® Fund (FYC)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded AlphaDEX® Fund (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $400,000 for the fiscal year ended 2024 and $400,000 for the fiscal year ended 2025.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $261,619 for the fiscal year ended 2024 and $175,171 for the fiscal year ended 2025.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $261,619 for the Registrant, $28,600 for the Registrant’s investment advisor and $33,000 for the Registrant’s distributor; and for the fiscal year ended 2025 were $175,171 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)	Not applicable to the Registrant.
(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Exchange-Traded AlphaDEX® Fund
Annual Financial Statements and Other Information
For the Year Ended July 31, 2025
AlphaDEX® Sector Funds
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
First Trust Consumer Staples AlphaDEX® Fund (FXG)
First Trust Energy AlphaDEX® Fund (FXN)
First Trust Financials AlphaDEX® Fund (FXO)
First Trust Health Care AlphaDEX® Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
First Trust Materials AlphaDEX® Fund (FXZ)
First Trust Technology AlphaDEX® Fund (FXL)
First Trust Utilities AlphaDEX® Fund (FXU)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Annual Financial Statements and Other Information
July 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobile Components — 5.8%
66,792	Aptiv PLC (a)	$4,584,603
104,343	BorgWarner, Inc.	3,839,822
207,214	Gentex Corp.	5,474,594
47,973	Lear Corp.	4,523,374
		18,422,393
	Automobiles — 4.9%
321,975	Ford Motor Co.	3,564,263
92,597	General Motors Co.	4,939,124
148,027	Harley-Davidson, Inc.	3,601,497
39,337	Thor Industries, Inc.	3,579,274
		15,684,158
	Broadline Retail — 5.5%
7,963	Amazon.com, Inc. (a)	1,864,218
152,091	Coupang, Inc. (a)	4,476,038
10,906	Dillard’s, Inc., Class A	5,092,338
11,731	eBay, Inc.	1,076,319
390,793	Macy’s, Inc.	4,935,716
		17,444,629
	Commercial Services & Supplies — 1.4%
17,798	Copart, Inc. (a)	806,783
16,449	RB Global, Inc.	1,780,769
30,958	Rollins, Inc.	1,772,965
		4,360,517
	Consumer Staples Distribution & Retail — 3.5%
16,198	BJ’s Wholesale Club Holdings, Inc. (a)	1,715,368
1,764	Costco Wholesale Corp.	1,657,525
15,272	Dollar General Corp.	1,602,033
35,411	Target Corp.	3,558,805
27,962	Walmart, Inc.	2,739,717
		11,273,448
	Distributors — 1.2%
7,198	Genuine Parts Co.	927,678
94,393	LKQ Corp.	2,781,762
		3,709,440
	Diversified Consumer Services — 2.5%
14,132	Bright Horizons Family Solutions, Inc. (a)	1,598,329
8,520	Duolingo, Inc. (a)	2,952,606
9,243	Grand Canyon Education, Inc. (a)	1,558,647
31,823	H&R Block, Inc.	1,729,262
		7,838,844
Shares	Description	Value

	Entertainment — 7.7%
16,714	Liberty Media Corp.-Liberty Formula One, Class C (a)	$1,677,250
18,071	Live Nation Entertainment, Inc. (a)	2,669,087
2,610	Netflix, Inc. (a)	3,026,034
43,313	ROBLOX Corp., Class A (a)	5,968,098
4,553	Spotify Technology S.A. (a)	2,852,637
11,257	Take-Two Interactive Software, Inc. (a)	2,507,272
25,043	TKO Group Holdings, Inc.	4,207,474
14,086	Walt Disney (The) Co.	1,677,783
		24,585,635
	Ground Transportation — 4.5%
26,955	Avis Budget Group, Inc. (a)	4,588,819
289,128	Lyft, Inc., Class A (a)	4,065,140
37,443	Uber Technologies, Inc. (a)	3,285,623
50,284	U-Haul Holding Co.	2,614,768
		14,554,350
	Hotels, Restaurants & Leisure — 20.0%
20,858	Aramark	887,716
472	Booking Holdings, Inc.	2,597,916
34,948	Boyd Gaming Corp.	2,967,085
96,300	Caesars Entertainment, Inc. (a)	2,569,284
162,042	Carnival Corp. (a)	4,823,990
8,648	Churchill Downs, Inc.	925,682
12,542	Darden Restaurants, Inc.	2,529,345
63,744	DraftKings, Inc., Class A (a)	2,871,030
51,096	Dutch Bros, Inc., Class A (a)	3,028,460
5,179	Expedia Group, Inc.	933,359
12,226	Flutter Entertainment PLC (a)	3,695,431
6,559	Hilton Worldwide Holdings, Inc.	1,758,337
12,509	Hyatt Hotels Corp., Class A	1,763,394
18,147	Light & Wonder, Inc. (a)	1,747,919
3,197	Marriott International, Inc., Class A	843,465
50,791	MGM Resorts International (a)	1,851,332
86,130	Norwegian Cruise Line Holdings Ltd. (a)	2,201,483
152,994	Penn Entertainment, Inc. (a)	2,763,072
25,072	Planet Fitness, Inc., Class A (a)	2,737,612
13,175	Restaurant Brands International, Inc.	894,055
14,551	Royal Caribbean Cruises Ltd.	4,625,326
14,589	Texas Roadhouse, Inc.	2,700,862
33,844	Travel + Leisure Co.	2,005,257
5,559	Vail Resorts, Inc.	835,295
85,505	Viking Holdings Ltd. (a)	5,020,854
76,477	Wendy’s (The) Co.	753,298
5,188	Wingstop, Inc.	1,957,640
See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
10,753	Wyndham Hotels & Resorts, Inc.	$924,758
5,892	Yum! Brands, Inc.	849,332
		64,062,589
	Household Durables — 9.6%
35,345	D.R. Horton, Inc.	5,048,680
4,185	Garmin Ltd.	915,511
41,196	Lennar Corp., Class A	4,621,367
369	NVR, Inc. (a)	2,785,762
43,209	PulteGroup, Inc.	4,879,160
35,292	SharkNinja, Inc. (a)	4,097,401
51,335	Somnigroup International, Inc.	3,715,627
39,926	Toll Brothers, Inc.	4,725,642
		30,789,150
	Leisure Products — 2.2%
177,152	Mattel, Inc. (a)	3,013,356
110,830	YETI Holdings, Inc. (a)	4,071,894
		7,085,250
	Media — 3.6%
62,337	Fox Corp., Class A	3,475,911
15,600	New York Times (The) Co., Class A	809,484
29,386	News Corp., Class A	861,598
20,199	Nexstar Media Group, Inc.	3,779,435
38,003	Omnicom Group, Inc.	2,738,116
		11,664,544
	Passenger Airlines — 4.1%
55,255	Alaska Air Group, Inc. (a)	2,926,305
77,840	American Airlines Group, Inc. (a)	894,381
71,032	Delta Air Lines, Inc.	3,779,613
53,844	Southwest Airlines Co.	1,665,395
43,871	United Airlines Holdings, Inc. (a)	3,874,248
		13,139,942
	Specialty Retail — 14.9%
13,763	AutoNation, Inc. (a)	2,651,304
470	AutoZone, Inc. (a)	1,771,139
91,254	Bath & Body Works, Inc.	2,642,716
26,019	Best Buy Co., Inc.	1,692,796
25,987	CarMax, Inc. (a)	1,471,124
13,522	Carvana Co. (a)	5,275,879
106,913	Chewy, Inc., Class A (a)	3,923,707
13,820	Dick’s Sporting Goods, Inc.	2,923,068
6,658	Five Below, Inc. (a)	908,950
208,925	Gap (The), Inc.	4,065,680
2,382	Home Depot (The), Inc.	875,409
10,342	Lithia Motors, Inc.	2,978,496
3,936	Lowe’s Cos., Inc.	879,972
Shares	Description	Value

	Specialty Retail (Continued)
9,690	O’Reilly Automotive, Inc. (a)	$952,721
15,912	Penske Automotive Group, Inc.	2,663,828
13,692	Ross Stores, Inc.	1,869,506
7,074	TJX (The) Cos., Inc.	880,925
5,844	Ulta Beauty, Inc. (a)	3,009,718
23,062	Valvoline, Inc. (a)	812,935
53,461	Wayfair, Inc., Class A (a)	3,509,180
10,692	Williams-Sonoma, Inc.	1,999,939
		47,758,992
	Textiles, Apparel & Luxury Goods — 8.6%
17,760	Birkenstock Holding PLC (a)	889,598
57,193	Columbia Sportswear Co.	3,235,408
44,992	Crocs, Inc. (a)	4,487,052
11,508	Lululemon Athletica, Inc. (a)	2,307,699
12,294	NIKE, Inc., Class B	918,239
52,525	On Holding AG, Class A (a)	2,551,139
66,423	PVH Corp.	4,876,777
12,736	Ralph Lauren Corp.	3,804,880
39,783	Tapestry, Inc.	4,297,758
		27,368,550
	Total Common Stocks	319,742,431
	(Cost $312,458,269)
MONEY MARKET FUNDS — 0.1%
405,167	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	405,167
	(Cost $405,167)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$411	Bank of America Corp., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $411. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $419. (c)	411
See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$85	Daiwa Capital Markets America, Inc., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $85. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $87. (c)	$85
564	JPMorgan Chase & Co., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $564. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $575. (c)	564
402	Mizuho Financial Group, Inc., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $402. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $410. (c)	402
	Total Repurchase Agreements	1,462
	(Cost $1,462)

	Total Investments — 100.1%	320,149,060
	(Cost $312,864,898)
	Net Other Assets and Liabilities — (0.1)%	(236,369)
	Net Assets — 100.0%	$319,912,691

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 319,742,431	$ 319,742,431	$ —	$ —
Money Market Funds	405,167	405,167	—	—
Repurchase Agreements	1,462	—	1,462	—
Total Investments	$320,149,060	$320,147,598	$1,462	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,462
Non-cash Collateral(2)	(1,462)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 16.3%
37,444	Boston Beer (The) Co., Inc., Class A (a)	$7,753,904
265,502	Brown-Forman Corp., Class B	7,659,733
51,338	Celsius Holdings, Inc. (a)	2,327,665
63,991	Coca-Cola Consolidated, Inc.	7,150,994
72,037	Keurig Dr Pepper, Inc.	2,352,008
247,614	Molson Coors Beverage Co., Class B	12,063,754
76,039	Monster Beverage Corp. (a)	4,467,291
18,037	PepsiCo, Inc.	2,487,663
		46,263,012
	Chemicals — 0.8%
31,954	Corteva, Inc.	2,304,842
	Consumer Staples Distribution & Retail — 17.6%
332,155	Albertsons Cos., Inc., Class A	6,384,019
23,336	Casey’s General Stores, Inc.	12,137,754
66,403	Kroger (The) Co.	4,654,851
108,908	Performance Food Group Co. (a)	10,934,363
72,326	Sprouts Farmers Market, Inc. (a)	10,960,282
62,887	Sysco Corp.	5,005,805
		50,077,074
	Food Products — 44.7%
135,367	Archer-Daniels-Midland Co.	7,334,184
148,328	Bunge Global S.A.	11,830,641
155,403	Campbell’s (The) Co.	4,960,464
232,687	Conagra Brands, Inc.	4,248,865
188,314	Darling Ingredients, Inc. (a)	6,097,607
596,133	Flowers Foods, Inc.	9,448,708
183,868	General Mills, Inc.	9,005,855
28,702	Hershey (The) Co.	5,342,303
236,187	Hormel Foods Corp.	6,634,493
70,242	Ingredion, Inc.	9,239,633
461,183	Kraft Heinz (The) Co.	12,664,085
91,863	Lamb Weston Holdings, Inc.	5,242,621
31,411	McCormick & Co., Inc.	2,218,559
35,314	Mondelez International, Inc., Class A	2,284,463
264,734	Pilgrim’s Pride Corp.	12,545,744
87,372	Post Holdings, Inc. (a)	9,244,831
170,293	Tyson Foods, Inc., Class A	8,906,324
		127,249,380
	Health Care Providers & Services — 11.0%
39,712	Cencora, Inc.	11,360,809
138,101	CVS Health Corp.	8,576,072
16,250	McKesson Corp.	11,270,025
		31,206,906
Shares	Description	Value

	Household Products — 6.8%
19,835	Clorox (The) Co.	$2,490,483
36,946	Kimberly-Clark Corp.	4,604,210
14,948	Procter & Gamble (The) Co.	2,249,225
444,734	Reynolds Consumer Products, Inc.	10,002,068
		19,345,986
	Tobacco — 2.7%
121,860	Altria Group, Inc.	7,548,008
	Total Common Stocks	283,995,208
	(Cost $290,198,314)
MONEY MARKET FUNDS — 0.0%
172,676	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	172,676
	(Cost $172,676)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$671	Bank of America Corp., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $671. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $684. (c)	671
139	Daiwa Capital Markets America, Inc., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $139. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $142. (c)	139
See Notes to Financial Statements

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$921	JPMorgan Chase & Co., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $921. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $939. (c)	$921
653	Mizuho Financial Group, Inc., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $653. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $666. (c)	653
	Total Repurchase Agreements	2,384
	(Cost $2,384)

	Total Investments — 99.9%	284,170,268
	(Cost $290,373,374)
	Net Other Assets and Liabilities — 0.1%	214,068
	Net Assets — 100.0%	$284,384,336

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 283,995,208	$ 283,995,208	$ —	$ —
Money Market Funds	172,676	172,676	—	—
Repurchase Agreements	2,384	—	2,384	—
Total Investments	$284,170,268	$284,167,884	$2,384	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,384
Non-cash Collateral(2)	(2,384)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 19.6%
170,691	Baker Hughes Co.	$7,689,629
428,160	Halliburton Co.	9,590,784
1,002,858	NOV, Inc.	12,615,954
193,625	Schlumberger N.V.	6,544,525
190,021	TechnipFMC PLC	6,911,064
173,439	Weatherford International PLC	9,807,975
		53,159,931
	Oil, Gas & Consumable Fuels — 77.1%
115,113	Antero Midstream Corp.	2,112,324
108,315	Antero Resources Corp. (a)	3,783,443
477,083	APA Corp.	9,202,931
17,915	Cheniere Energy, Inc.	4,225,790
45,711	Chevron Corp.	6,931,616
128,711	Chord Energy Corp.	14,200,685
452,962	Civitas Resources, Inc.	13,751,926
97,233	ConocoPhillips	9,270,194
343,803	Coterra Energy, Inc.	8,385,355
391,873	Devon Energy Corp.	13,018,021
90,724	Diamondback Energy, Inc.	13,487,030
19,841	DT Midstream, Inc.	2,038,266
72,959	EOG Resources, Inc.	8,756,539
37,411	EQT Corp.	2,010,841
18,656	Expand Energy Corp.	1,954,776
80,940	Exxon Mobil Corp.	9,036,142
106,204	HF Sinclair Corp.	4,666,604
148,401	Kinder Morgan, Inc.	4,164,132
26,267	Marathon Petroleum Corp.	4,470,381
261,225	Matador Resources Co.	13,029,903
155,776	Occidental Petroleum Corp.	6,844,797
80,177	ONEOK, Inc.	6,583,334
171,989	Ovintiv, Inc.	7,082,507
915,236	Permian Resources Corp.	12,959,742
36,571	Phillips 66	4,519,444
53,645	Range Resources Corp.	1,969,844
12,536	Targa Resources Corp.	2,086,116
2,065	Texas Pacific Land Corp.	1,999,188
32,459	Valero Energy Corp.	4,456,945
228,850	Viper Energy, Inc.	8,618,491
69,467	Williams (The) Cos., Inc.	4,164,547
		209,781,854
	Semiconductors & Semiconductor Equipment — 3.2%
55,025	Enphase Energy, Inc. (a)	1,780,609
39,528	First Solar, Inc. (a)	6,906,728
		8,687,337
	Total Common Stocks	271,629,122
	(Cost $325,007,235)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
329,666	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	$329,666
	(Cost $329,666)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$63	Bank of America Corp., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $63. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $64. (c)	63
14	Daiwa Capital Markets America, Inc., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $14. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $14. (c)	14
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$87	JPMorgan Chase & Co., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $87. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $89. (c)	$87
64	Mizuho Financial Group, Inc., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $64. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $65. (c)	64
	Total Repurchase Agreements	228
	(Cost $228)

	Total Investments — 100.0%	271,959,016
	(Cost $325,337,129)
	Net Other Assets and Liabilities — (0.0)%	(971)
	Net Assets — 100.0%	$271,958,045

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 271,629,122	$ 271,629,122	$ —	$ —
Money Market Funds	329,666	329,666	—	—
Repurchase Agreements	228	—	228	—
Total Investments	$271,959,016	$271,958,788	$228	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$228
Non-cash Collateral(2)	(228)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 27.5%
430,692	Bank of America Corp.	$20,358,811
721,785	Bank OZK	35,584,000
278,332	BOK Financial Corp.	28,259,048
399,052	Citigroup, Inc.	37,391,172
303,616	Citizens Financial Group, Inc.	14,488,556
1,162,268	Columbia Banking System, Inc.	27,661,978
341,666	Comerica, Inc.	23,086,372
52,850	Cullen/Frost Bankers, Inc.	6,733,618
134,553	East West Bancorp, Inc.	13,488,938
495,511	Fifth Third Bancorp	20,598,392
10,418	First Citizens BancShares, Inc., Class A	20,781,410
544,350	First Hawaiian, Inc.	13,200,487
640,895	First Horizon Corp.	13,977,920
1,863,774	FNB Corp.	28,553,018
1,216,012	Huntington Bancshares, Inc.	19,979,077
140,078	M&T Bank Corp.	26,432,719
1,980,602	NU Holdings Ltd., Class A (a)	24,202,956
123,061	Pinnacle Financial Partners, Inc.	10,815,831
72,883	PNC Financial Services Group (The), Inc.	13,867,448
308,203	Popular, Inc.	35,313,900
290,155	Prosperity Bancshares, Inc.	19,330,126
866,512	Regions Financial Corp.	21,948,749
73,816	SouthState Corp.	6,951,253
131,273	Synovus Financial Corp.	6,201,337
450,395	U.S. Bancorp	20,249,759
373,267	Webster Financial Corp.	21,518,843
84,793	Wells Fargo & Co.	6,836,860
261,352	Western Alliance Bancorp	20,270,461
109,589	Wintrust Financial Corp.	14,025,200
523,177	Zions Bancorp N.A.	28,052,751
		600,160,990
	Capital Markets — 32.9%
138,098	Affiliated Managers Group, Inc.	28,982,627
38,185	Ameriprise Financial, Inc.	19,787,085
117,673	Ares Management Corp., Class A	21,831,872
372,817	Bank of New York Mellon (The) Corp.	37,822,285
245,785	Brookfield Asset Management Ltd., Class A	15,157,561
132,171	Carlyle Group (The), Inc.	8,017,493
148,912	Charles Schwab (The) Corp.	14,553,170
96,917	Coinbase Global, Inc., Class A (a)	36,611,366
569,685	Franklin Resources, Inc.	13,672,440
186,060	Freedom Holding Corp./N.V. (a) (b)	34,572,739
Shares	Description	Value

	Capital Markets (Continued)
47,994	Goldman Sachs Group (The), Inc.	$34,727,979
151,007	Houlihan Lokey, Inc.	28,790,995
613,015	Interactive Brokers Group, Inc., Class A	40,189,263
2,153,919	Invesco Ltd.	45,253,838
699,633	Janus Henderson Group PLC	30,294,109
248,433	Jefferies Financial Group, Inc.	14,324,647
283,180	Lazard, Inc.	14,719,696
90,585	LPL Financial Holdings, Inc.	35,847,202
27,086	Moody’s Corp.	13,969,063
48,229	Morgan Stanley	6,870,703
160,743	Northern Trust Corp.	20,896,590
44,295	Raymond James Financial, Inc.	7,403,023
362,784	Robinhood Markets, Inc., Class A (a)	37,384,891
226,800	SEI Investments Co.	19,985,616
255,540	State Street Corp.	28,556,595
351,995	T. Rowe Price Group, Inc.	35,709,893
518,089	TPG, Inc.	29,567,339
92,806	Tradeweb Markets, Inc., Class A	12,858,271
303,348	Virtu Financial, Inc., Class A	13,389,781
1,008,928	XP, Inc., Class A	16,284,098
		718,032,230
	Consumer Finance — 5.6%
697,661	Ally Financial, Inc.	26,406,469
13,334	Credit Acceptance Corp. (a)	6,537,394
357,552	OneMain Holdings, Inc.	20,662,930
828,724	SLM Corp.	26,353,423
1,865,309	SoFi Technologies, Inc. (a)	42,118,677
		122,078,893
	Financial Services — 4.7%
69,924	Berkshire Hathaway, Inc., Class B (a)	32,995,737
605,476	Equitable Holdings, Inc.	31,091,193
1,220,090	MGIC Investment Corp.	31,600,331
95,682	Voya Financial, Inc.	6,697,740
		102,385,001
	Insurance — 27.3%
64,417	Aflac, Inc.	6,400,473
33,746	Allstate (The) Corp.	6,858,874
53,826	American Financial Group, Inc.	6,722,867
317,485	American International Group, Inc.	24,646,361
373,062	Arch Capital Group Ltd.	32,105,716
21,222	Arthur J. Gallagher & Co.	6,096,019
34,399	Assurant, Inc.	6,442,933
389,980	Assured Guaranty Ltd.	32,984,508
261,742	Axis Capital Holdings Ltd.	24,561,869
631,717	Brighthouse Financial, Inc. (a)	30,227,658
70,345	Chubb Ltd.	18,714,584
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
91,235	Cincinnati Financial Corp.	$13,458,075
292,003	CNA Financial Corp.	12,944,493
19,989	Everest Group Ltd.	6,712,306
363,547	Fidelity National Financial, Inc.	20,514,957
110,659	First American Financial Corp.	6,645,073
218,631	Globe Life, Inc.	30,711,097
79,982	Hanover Insurance Group (The), Inc.	13,727,311
160,642	Hartford Insurance Group (The), Inc.	19,982,258
421,040	Kemper Corp.	25,931,854
28,079	Kinsale Capital Group, Inc.	12,374,134
981,716	Lincoln National Corp.	37,413,197
296,464	Loews Corp.	26,841,851
10,203	Markel Group, Inc. (a)	20,490,583
530,186	Old Republic International Corp.	19,176,828
49,647	Primerica, Inc.	13,187,733
101,828	Progressive (The) Corp.	24,646,449
34,249	Reinsurance Group of America, Inc.	6,591,220
139,844	RenaissanceRe Holdings Ltd.	34,085,577
99,917	Ryan Specialty Holdings, Inc.	6,113,921
50,784	Travelers (The) Cos., Inc.	13,216,028
420,595	Unum Group	30,202,927
92,468	W.R. Berkley Corp.	6,362,723
		597,092,457
	Mortgage REITs — 1.6%
360,970	Annaly Capital Management, Inc.	7,338,520
2,406,895	Rithm Capital Corp.	28,954,947
		36,293,467
	Professional Services — 0.3%
27,952	Broadridge Financial Solutions, Inc.	6,918,399
	Total Common Stocks	2,182,961,437
	(Cost $1,974,803,827)
MONEY MARKET FUNDS — 0.1%
2,368,583	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	2,368,583
	(Cost $2,368,583)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$159,269	Bank of America Corp., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $159,288. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $162,454. (d)	$159,269
32,972	Daiwa Capital Markets America, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $32,976. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $33,631. (d)	32,972
218,418	JPMorgan Chase & Co., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $218,444. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $222,786. (d)	218,418
154,405	Mizuho Financial Group, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $154,424. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $157,493. (d)	154,405
	Total Repurchase Agreements	565,064
	(Cost $565,064)

	Total Investments — 100.0%	2,185,895,084
	(Cost $1,977,737,474)
	Net Other Assets and Liabilities — (0.0)%	(927,232)
	Net Assets — 100.0%	$2,184,967,852

See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
July 31, 2025
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $578,628 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $565,064.

(c)	Rate shown reflects yield as of July 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,182,961,437	$ 2,182,961,437	$ —	$ —
Money Market Funds	2,368,583	2,368,583	—	—
Repurchase Agreements	565,064	—	565,064	—
Total Investments	$2,185,895,084	$2,185,330,020	$565,064	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$578,628
Non-cash Collateral(2)	(565,064)
Net Amount	$13,564

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On July 31, 2025, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from July 30 to
July 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities
Lending in the Notes to Financial Statements.

The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$565,064
Non-cash Collateral(4)	(565,064)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 23.3%
48,369	Alnylam Pharmaceuticals, Inc. (a)	$18,972,257
13,242	Amgen, Inc.	3,907,714
156,989	Biogen, Inc. (a)	20,094,592
286,937	BioMarin Pharmaceutical, Inc. (a)	16,599,305
222,613	Exact Sciences Corp. (a)	10,451,680
447,332	Exelixis, Inc. (a)	16,202,365
106,699	Gilead Sciences, Inc.	11,981,231
71,063	Halozyme Therapeutics, Inc. (a)	4,261,648
173,710	Incyte Corp. (a)	13,009,142
195,907	Insmed, Inc. (a)	21,016,903
93,364	Natera, Inc. (a)	12,479,032
29,412	Neurocrine Biosciences, Inc. (a)	3,771,501
37,553	Regeneron Pharmaceuticals, Inc.	20,483,659
173,721	Summit Therapeutics, Inc. (a) (b)	4,581,023
68,614	United Therapeutics Corp. (a)	18,848,266
		196,660,318
	Health Care Equipment & Supplies — 23.9%
115,969	Abbott Laboratories	14,634,128
19,526	Align Technology, Inc. (a)	2,519,049
45,784	Becton Dickinson & Co.	8,160,998
146,847	Boston Scientific Corp. (a)	15,407,187
110,828	Cooper (The) Cos., Inc. (a)	7,834,431
42,350	Dexcom, Inc. (a)	3,420,610
47,269	Edwards Lifesciences Corp. (a)	3,748,904
159,710	GE HealthCare Technologies, Inc.	11,390,517
133,625	Globus Medical, Inc., Class A (a)	7,032,684
121,032	Hologic, Inc. (a)	8,087,358
22,056	IDEXX Laboratories, Inc. (a)	11,784,741
50,202	Insulet Corp. (a)	14,478,257
14,513	Intuitive Surgical, Inc. (a)	6,982,059
46,882	Masimo Corp. (a)	7,209,983
135,707	Medtronic PLC	12,246,200
30,730	Penumbra, Inc. (a)	7,752,257
45,852	ResMed, Inc.	12,468,993
48,744	Solventum Corp. (a)	3,478,372
15,389	STERIS PLC	3,485,455
19,933	Stryker Corp.	7,828,287
99,948	Teleflex, Inc.	11,943,786
216,163	Zimmer Biomet Holdings, Inc.	19,811,339
		201,705,595
	Health Care Providers & Services — 22.8%
868,937	Acadia Healthcare Co., Inc. (a)	18,916,759
117,359	Cardinal Health, Inc.	18,216,464
363,231	Centene Corp. (a)	9,469,432
Shares	Description	Value

	Health Care Providers & Services (Continued)
16,196	Chemed Corp.	$6,677,611
47,713	Cigna Group (The)	12,757,502
25,951	DaVita, Inc. (a)	3,642,742
40,552	Elevance Health, Inc.	11,479,460
64,311	Encompass Health Corp.	7,081,284
41,171	HCA Healthcare, Inc.	14,574,122
107,961	Henry Schein, Inc. (a)	7,303,562
64,517	Humana, Inc.	16,120,863
30,042	Labcorp Holdings, Inc.	7,813,323
39,711	Molina Healthcare, Inc. (a)	6,269,176
65,856	Quest Diagnostics, Inc.	11,024,953
67,214	Tenet Healthcare Corp. (a)	10,840,274
50,558	UnitedHealth Group, Inc.	12,617,254
108,840	Universal Health Services, Inc., Class B	18,116,418
		192,921,199
	Health Care Technology — 3.2%
192,854	Doximity, Inc., Class A (a)	11,330,173
54,772	Veeva Systems, Inc., Class A (a)	15,566,202
		26,896,375
	Life Sciences Tools & Services — 9.1%
31,327	Agilent Technologies, Inc.	3,596,653
1,464,797	Avantor, Inc. (a)	19,686,872
18,716	Danaher Corp.	3,690,047
50,043	IQVIA Holdings, Inc. (a)	9,300,992
81,539	Revvity, Inc.	7,167,278
310,294	Tempus AI, Inc. (a) (b)	17,559,537
19,450	Thermo Fisher Scientific, Inc.	9,096,376
10,591	Waters Corp. (a)	3,058,257
16,895	West Pharmaceutical Services, Inc.	4,042,298
		77,198,310
	Pharmaceuticals — 17.6%
255,558	Bristol-Myers Squibb Co.	11,068,217
161,168	Corcept Therapeutics, Inc. (a)	10,825,655
1,380,684	Elanco Animal Health, Inc. (a)	18,887,757
185,792	Jazz Pharmaceuticals PLC (a)	21,297,337
103,260	Johnson & Johnson	17,011,052
249,066	Merck & Co., Inc.	19,457,036
1,629,435	Organon & Co.	15,805,519
138,353	Perrigo Co. PLC	3,689,875
650,699	Pfizer, Inc.	15,154,780
328,329	Royalty Pharma PLC, Class A	12,082,507
23,704	Zoetis, Inc.	3,455,806
		148,735,541
	Total Common Stocks	844,117,338
	(Cost $851,465,192)
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
1,607,838	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	$1,607,838
	(Cost $1,607,838)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.2%
$5,309,060	Bank of America Corp., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $5,309,703. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $5,415,242. (d)	5,309,060
1,099,070	Daiwa Capital Markets America, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $1,099,203. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $1,121,051. (d)	1,099,070
Principal Value	Description	Value

$7,280,725	JPMorgan Chase & Co., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $7,281,607. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $7,426,340. (d)	$7,280,725
5,146,859	Mizuho Financial Group, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $5,147,482. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $5,249,799. (d)	5,146,859
	Total Repurchase Agreements	18,835,714
	(Cost $18,835,714)

	Total Investments — 102.3%	864,560,890
	(Cost $871,908,744)
	Net Other Assets and Liabilities — (2.3)%	(19,110,587)
	Net Assets — 100.0%	$845,450,303

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $18,064,410 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $18,835,714.

(c)	Rate shown reflects yield as of July 31, 2025.
(d)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
July 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 844,117,338	$ 844,117,338	$ —	$ —
Money Market Funds	1,607,838	1,607,838	—	—
Repurchase Agreements	18,835,714	—	18,835,714	—
Total Investments	$864,560,890	$845,725,176	$18,835,714	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$18,064,410
Non-cash Collateral(2)	(18,064,410)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$18,835,714
Non-cash Collateral(4)	(18,835,714)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 13.7%
25,682	Axon Enterprise, Inc. (a)	$19,402,494
60,883	Boeing (The) Co. (a)	13,506,285
147,589	BWX Technologies, Inc.	22,423,197
29,158	General Dynamics Corp.	9,085,924
82,604	General Electric Co.	22,392,292
64,822	HEICO Corp.	21,183,830
114,232	Howmet Aerospace, Inc.	20,535,487
70,445	Huntington Ingalls Industries, Inc.	19,644,293
16,953	L3Harris Technologies, Inc.	4,659,023
457,438	Leonardo DRS, Inc.	19,029,421
197,394	Loar Holdings, Inc. (a)	14,589,391
17,012	Northrop Grumman Corp.	9,809,289
594,400	Rocket Lab Corp. (a)	27,294,848
211,851	Textron, Inc.	16,475,652
8,391	TransDigm Group, Inc.	13,496,588
		253,528,014
	Air Freight & Logistics — 2.9%
44,319	C.H. Robinson Worldwide, Inc.	5,110,867
74,439	Expeditors International of Washington, Inc.	8,652,790
93,537	FedEx Corp.	20,904,584
87,316	GXO Logistics, Inc. (a)	4,340,478
168,511	United Parcel Service, Inc., Class B	14,518,908
		53,527,627
	Building Products — 9.3%
194,557	A.O. Smith Corp.	13,772,690
111,066	Advanced Drainage Systems, Inc.	12,744,824
59,010	Allegion PLC	9,790,939
104,711	Armstrong World Industries, Inc.	19,703,469
182,207	Builders FirstSource, Inc. (a)	23,163,976
22,778	Carlisle Cos., Inc.	8,079,584
330,408	Fortune Brands Innovations, Inc.	18,020,452
616,283	Hayward Holdings, Inc. (a)	9,478,433
66,073	Masco Corp.	4,501,553
123,687	Owens Corning	17,245,678
82,139	Simpson Manufacturing Co., Inc.	14,738,201
38,886	Trane Technologies PLC	17,035,179
78,195	Trex Co., Inc. (a)	5,023,247
		173,298,225
	Chemicals — 2.6%
572,900	Axalta Coating Systems Ltd. (a)	16,224,528
642,351	Dow, Inc.	14,960,355
74,767	PPG Industries, Inc.	7,887,919
77,428	RPM International, Inc.	9,090,821
		48,163,623
Shares	Description	Value

	Commercial Services & Supplies — 1.7%
57,240	Cintas Corp.	$12,738,762
50,764	MSA Safety, Inc.	9,029,393
236,503	Tetra Tech, Inc.	8,689,120
		30,457,275
	Construction & Engineering — 6.1%
39,654	Comfort Systems USA, Inc.	27,888,658
39,748	EMCOR Group, Inc.	24,941,472
124,754	MasTec, Inc. (a)	23,604,704
56,236	Quanta Services, Inc.	22,839,127
39,065	Valmont Industries, Inc.	14,217,707
		113,491,668
	Construction Materials — 1.5%
105,198	Eagle Materials, Inc.	23,594,859
7,746	Martin Marietta Materials, Inc.	4,453,021
		28,047,880
	Consumer Finance — 2.1%
53,324	American Express Co.	15,960,407
19,985	Capital One Financial Corp.	4,296,775
254,860	Synchrony Financial	17,756,096
		38,013,278
	Containers & Packaging — 5.5%
1,388,144	Amcor PLC	12,979,146
54,367	AptarGroup, Inc.	8,543,230
75,812	Ball Corp.	4,340,995
41,293	Crown Holdings, Inc.	4,102,873
1,009,100	Graphic Packaging Holding Co.	22,563,476
90,258	Packaging Corp. of America	17,487,488
274,080	Sealed Air Corp.	8,022,322
235,455	Silgan Holdings, Inc.	10,955,721
292,861	Sonoco Products Co.	13,199,245
		102,194,496
	Diversified Consumer Services — 1.1%
2,510,241	ADT, Inc.	20,960,512
	Electrical Equipment — 4.9%
42,760	Acuity, Inc.	13,313,326
23,498	AMETEK, Inc.	4,343,605
40,179	GE Vernova, Inc.	26,529,792
59,387	Generac Holdings, Inc. (a)	11,562,055
10,411	Hubbell, Inc.	4,554,604
58,669	Regal Rexnord Corp.	8,969,317
25,605	Rockwell Automation, Inc.	9,005,534
423,681	Sensata Technologies Holding PLC	13,032,428
		91,310,661
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components — 3.5%
315,574	Crane NXT Co.	$18,726,161
1	Ralliant Corp. (a)	46
16,599	Teledyne Technologies, Inc. (a)	9,146,381
279,833	Trimble, Inc. (a)	23,475,190
345,719	Vontier Corp.	14,336,967
		65,684,745
	Financial Services — 7.8%
307,518	Affirm Holdings, Inc. (a)	21,083,434
250,394	Block, Inc. (a)	19,345,441
125,833	Euronet Worldwide, Inc. (a)	12,228,451
265,639	Global Payments, Inc.	21,237,838
47,205	Jack Henry & Associates, Inc.	8,016,117
7,566	Mastercard, Inc., Class A	4,285,912
114,433	PayPal Holdings, Inc. (a)	7,868,413
214,527	Shift4 Payments, Inc., Class A (a) (b)	22,096,281
23,953	Visa, Inc., Class A	8,275,043
2,525,148	Western Union (The) Co.	20,327,441
		144,764,371
	Ground Transportation — 7.1%
390,961	CSX Corp.	13,894,754
88,836	J.B. Hunt Transport Services, Inc.	12,796,826
384,566	Knight-Swift Transportation Holdings, Inc.	16,344,055
30,586	Landstar System, Inc.	4,079,255
49,837	Norfolk Southern Corp.	13,854,686
26,202	Old Dominion Freight Line, Inc.	3,910,649
106,978	Ryder System, Inc.	19,011,060
62,080	Saia, Inc. (a)	18,763,059
704,324	Schneider National, Inc., Class B	17,220,722
18,484	Union Pacific Corp.	4,102,893
67,343	XPO, Inc. (a)	8,100,689
		132,078,648
	Household Durables — 2.3%
202,800	Mohawk Industries, Inc. (a)	23,222,628
52,541	TopBuild Corp. (a)	19,462,763
		42,685,391
	Industrial Conglomerates — 0.7%
83,796	3M Co.	12,504,039
	IT Services — 0.4%
28,455	Accenture PLC, Class A	7,600,331
	Leisure Products — 0.7%
230,940	Brunswick Corp.	13,461,493
Shares	Description	Value

	Machinery — 13.0%
223,832	Allison Transmission Holdings, Inc.	$20,160,548
10,953	Caterpillar, Inc.	4,797,633
656,228	CNH Industrial N.V.	8,504,715
38,953	Cummins, Inc.	14,319,902
122,634	Donaldson Co., Inc.	8,825,969
46,416	Dover Corp.	8,407,794
35,276	Esab Corp.	4,732,981
81,229	Flowserve Corp.	4,552,073
244,716	Fortive Corp.	11,729,238
553,931	Gates Industrial Corp. PLC (a)	13,737,489
49,463	Graco, Inc.	4,153,903
48,439	IDEX Corp.	7,920,261
54,228	ITT, Inc.	9,216,591
20,509	Lincoln Electric Holdings, Inc.	4,993,942
88,591	Middleby (The) Corp. (a)	12,863,413
19,837	Nordson Corp.	4,249,284
187,263	Oshkosh Corp.	23,694,387
178,933	PACCAR, Inc.	17,671,423
6,087	Parker-Hannifin Corp.	4,455,075
41,422	Pentair PLC	4,233,328
54,660	Snap-on, Inc.	17,556,245
188,297	Stanley Black & Decker, Inc.	12,738,292
180,491	Toro (The) Co.	13,401,457
32,874	Xylem, Inc.	4,754,238
		241,670,181
	Marine Transportation — 0.8%
149,981	Kirby Corp. (a)	14,294,689
	Paper & Forest Products — 1.2%
247,259	Louisiana-Pacific Corp.	22,354,686
	Professional Services — 3.9%
13,787	Automatic Data Processing, Inc.	4,267,077
97,108	ExlService Holdings, Inc. (a)	4,217,400
78,992	FTI Consulting, Inc. (a)	13,140,319
386,488	Genpact Ltd.	17,024,796
421,025	ManpowerGroup, Inc.	17,367,281
310,768	Robert Half, Inc.	11,470,447
13,653	Verisk Analytics, Inc.	3,805,228
		71,292,548
	Semiconductors & Semiconductor Equipment — 0.4%
85,595	MKS, Inc.	8,146,932
	Trading Companies & Distributors — 6.8%
363,510	Air Lease Corp.	20,138,454
36,587	Applied Industrial Technologies, Inc.	9,933,371
352,309	Core & Main, Inc., Class A (a)	22,420,945
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
78,115	Ferguson Enterprises, Inc.	$17,445,423
150,048	MSC Industrial Direct Co., Inc., Class A	12,997,158
22,577	United Rentals, Inc.	19,934,136
4,089	W.W. Grainger, Inc.	4,250,679
91,843	WESCO International, Inc.	19,007,827
		126,127,993
	Total Common Stocks	1,855,659,306
	(Cost $1,654,786,495)
MONEY MARKET FUNDS — 0.1%
1,897,833	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	1,897,833
	(Cost $1,897,833)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$3,176,076	Bank of America Corp., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $3,176,461. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $3,239,598. (d)	3,176,076
657,505	Daiwa Capital Markets America, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $657,585. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $670,655. (d)	657,505
Principal Value	Description	Value

$4,355,597	JPMorgan Chase & Co., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $4,356,125. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $4,442,709. (d)	$4,355,597
3,079,040	Mizuho Financial Group, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $3,079,413. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $3,140,622. (d)	3,079,040
	Total Repurchase Agreements	11,268,218
	(Cost $11,268,218)

	Total Investments — 100.7%	1,868,825,357
	(Cost $1,667,952,546)
	Net Other Assets and Liabilities — (0.7)%	(12,178,682)
	Net Assets — 100.0%	$1,856,646,675

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $10,878,551 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $11,268,218.

(c)	Rate shown reflects yield as of July 31, 2025.
(d)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
July 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,855,659,306	$ 1,855,659,306	$ —	$ —
Money Market Funds	1,897,833	1,897,833	—	—
Repurchase Agreements	11,268,218	—	11,268,218	—
Total Investments	$1,868,825,357	$1,857,557,139	$11,268,218	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$10,878,551
Non-cash Collateral(2)	(10,878,551)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$11,268,218
Non-cash Collateral(4)	(11,268,218)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.0%
72,093	Hexcel Corp.	$4,319,092
	Chemicals — 43.9%
6,317	Air Products and Chemicals, Inc.	1,818,538
28,431	Albemarle Corp.	1,929,043
80,998	Ashland, Inc.	4,176,257
32,202	Celanese Corp.	1,681,910
110,668	CF Industries Holdings, Inc.	10,273,310
136,370	Eastman Chemical Co.	9,901,826
15,115	Ecolab, Inc.	3,956,502
235,993	Element Solutions, Inc.	5,569,435
195,092	FMC Corp.	7,616,392
512,978	Huntsman Corp.	4,975,887
24,225	International Flavors & Fragrances, Inc.	1,720,702
3,798	Linde PLC	1,748,068
92,382	LyondellBasell Industries N.V., Class A	5,351,689
223,276	Mosaic (The) Co.	8,040,169
11,790	NewMarket Corp.	8,099,730
405,432	Olin Corp.	7,678,882
27,012	Scotts Miracle-Gro (The) Co.	1,692,572
107,271	Westlake Corp.	8,506,590
		94,737,502
	Containers & Packaging — 3.7%
23,209	Avery Dennison Corp.	3,893,774
86,965	International Paper Co.	4,064,744
		7,958,518
	Machinery — 11.5%
128,116	Mueller Industries, Inc.	10,937,263
13,891	RBC Bearings, Inc. (a)	5,380,540
112,269	Timken (The) Co.	8,542,548
		24,860,351
	Metals & Mining — 36.0%
345,015	Alcoa Corp.	10,340,099
223,423	Anglogold Ashanti PLC	10,333,314
36,838	Carpenter Technology Corp.	9,187,029
234,440	Cleveland-Cliffs, Inc. (a)	2,466,309
93,946	Freeport-McMoRan, Inc.	3,780,387
53,554	MP Materials Corp. (a) (b)	3,293,571
174,758	Newmont Corp.	10,852,472
41,263	Nucor Corp.	5,903,497
17,028	Reliance, Inc.	4,940,333
30,057	Royal Gold, Inc.	4,551,231
40,255	Southern Copper Corp.	3,790,411
63,628	Steel Dynamics, Inc.	8,116,388
		77,555,041
Shares	Description	Value

	Trading Companies & Distributors — 2.7%
127,267	Fastenal Co.	$5,870,827
	Total Common Stocks	215,301,331
	(Cost $239,472,803)
MONEY MARKET FUNDS — 0.2%
470,071	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	470,071
	(Cost $470,071)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.4%
$835,530	Bank of America Corp., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $835,631. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $852,241. (d)	835,530
172,971	Daiwa Capital Markets America, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $172,992. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $176,430. (d)	172,971
See Notes to Financial Statements

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$1,145,828	JPMorgan Chase & Co., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $1,145,967. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $1,168,745. (d)	$1,145,828
810,006	Mizuho Financial Group, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $810,104. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $826,206. (d)	810,006
	Total Repurchase Agreements	2,964,335
	(Cost $2,964,335)

	Total Investments — 101.4%	218,735,737
	(Cost $242,907,209)
	Net Other Assets and Liabilities — (1.4)%	(3,031,812)
	Net Assets — 100.0%	$215,703,925

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,924,694 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,964,335.

(c)	Rate shown reflects yield as of July 31, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 215,301,331	$ 215,301,331	$ —	$ —
Money Market Funds	470,071	470,071	—	—
Repurchase Agreements	2,964,335	—	2,964,335	—
Total Investments	$218,735,737	$215,771,402	$2,964,335	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,924,694
Non-cash Collateral(2)	(2,924,694)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments (Continued)
July 31, 2025
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,964,335
Non-cash Collateral(4)	(2,964,335)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 100.0%
	Communications Equipment — 0.3%
15,243	F5, Inc. (a)	$4,777,461
	Consumer Staples Distribution & Retail — 0.7%
198,336	Maplebear, Inc. (a)	9,514,178
	Electrical Equipment — 1.9%
174,688	Vertiv Holdings Co., Class A	25,434,573
	Electronic Equipment, Instruments & Components — 8.0%
227,156	Amphenol Corp., Class A	24,194,385
105,620	Arrow Electronics, Inc. (a)	12,251,920
338,082	Avnet, Inc.	17,898,061
25,121	CDW Corp.	4,380,600
179,741	Flex Ltd. (a)	8,963,684
102,851	Jabil, Inc.	22,953,258
132,243	TD SYNNEX Corp.	19,094,567
		109,736,475
	Financial Services — 1.8%
506,475	Toast, Inc., Class A (a)	24,736,239
	Hotels, Restaurants & Leisure — 1.7%
90,997	DoorDash, Inc., Class A (a)	22,771,999
	Interactive Media & Services — 6.0%
76,373	Alphabet, Inc., Class A	14,655,979
290,472	Match Group, Inc.	9,954,476
24,314	Meta Platforms, Inc., Class A	18,805,420
500,429	Pinterest, Inc., Class A (a)	19,316,559
119,182	Reddit, Inc., Class A (a)	19,139,437
		81,871,871
	IT Services — 14.4%
168,745	Akamai Technologies, Inc. (a)	12,876,931
196,682	Amdocs Ltd.	16,788,775
114,548	Cloudflare, Inc., Class A (a)	23,789,329
229,981	Cognizant Technology Solutions Corp., Class A	16,503,437
1,467,087	DXC Technology Co. (a)	19,967,054
76,117	EPAM Systems, Inc. (a)	12,004,412
148,162	Globant S.A. (a)	12,484,130
24,915	GoDaddy, Inc., Class A (a)	4,025,766
534,599	Kyndryl Holdings, Inc. (a)	20,191,804
21,364	MongoDB, Inc. (a)	5,082,282
89,753	Okta, Inc. (a)	8,777,843
100,244	Snowflake, Inc. (a)	22,404,534
180,378	Twilio, Inc., Class A (a)	23,268,762
		198,165,059
	Media — 0.3%
299,688	DoubleVerify Holdings, Inc. (a)	4,591,220
Shares	Description	Value

	Professional Services — 7.2%
18,823	CACI International, Inc., Class A (a)	$8,669,309
424,402	Concentrix Corp.	22,056,172
187,165	KBR, Inc.	8,748,092
85,313	Leidos Holdings, Inc.	13,620,221
62,511	Parsons Corp. (a)	4,638,316
58,163	Paycom Software, Inc.	13,467,061
159,360	Science Applications International Corp.	17,765,453
108,367	SS&C Technologies Holdings, Inc.	9,263,211
		98,227,835
	Semiconductors & Semiconductor Equipment — 20.8%
94,850	Advanced Micro Devices, Inc. (a)	16,723,004
1,068,687	Amkor Technology, Inc.	24,109,579
49,013	Applied Materials, Inc.	8,825,281
99,234	Astera Labs, Inc. (a)	13,568,265
81,377	Broadcom, Inc.	23,900,425
172,130	Cirrus Logic, Inc. (a)	17,335,212
55,627	Entegris, Inc.	4,364,494
117,444	GLOBALFOUNDRIES, Inc. (a)	4,391,231
20,034	KLA Corp.	17,610,487
138,269	Lam Research Corp.	13,113,432
125,238	MACOM Technology Solutions Holdings, Inc. (a)	17,175,139
57,963	Marvell Technology, Inc.	4,658,486
182,001	Micron Technology, Inc.	19,863,589
18,401	Monolithic Power Systems, Inc.	13,087,527
113,585	NVIDIA Corp.	20,203,364
171,201	ON Semiconductor Corp. (a)	9,648,888
177,801	Onto Innovation, Inc. (a)	16,846,645
84,510	QUALCOMM, Inc.	12,402,688
180,609	Skyworks Solutions, Inc.	12,378,941
99,786	Teradyne, Inc.	10,720,010
29,045	Universal Display Corp.	4,194,098
		285,120,785
	Software — 31.2%
51,260	AppLovin Corp., Class A (a)	20,027,282
28,985	Autodesk, Inc. (a)	8,785,643
249,379	Bentley Systems, Inc., Class B	14,458,994
29,118	Cadence Design Systems, Inc. (a)	10,615,549
35,235	Crowdstrike Holdings, Inc., Class A (a)	16,016,774
66,797	Datadog, Inc., Class A (a)	9,350,244
172,795	Docusign, Inc. (a)	13,070,214
120,828	Dolby Laboratories, Inc., Class A	9,103,182
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
156,865	Dropbox, Inc., Class A (a)	$4,262,022
162,519	Dynatrace, Inc. (a)	8,550,125
127,309	Fortinet, Inc. (a)	12,718,169
305,193	Gen Digital, Inc.	9,000,142
95,271	Guidewire Software, Inc. (a)	21,552,206
22,784	Intuit, Inc.	17,888,402
27,059	Microsoft Corp.	14,435,976
33,295	MicroStrategy, Inc., Class A (a)	13,379,929
234,765	Nutanix, Inc., Class A (a)	17,647,285
82,081	Oracle Corp.	20,829,695
164,552	Palantir Technologies, Inc., Class A (a)	26,056,809
65,770	Palo Alto Networks, Inc. (a)	11,417,672
414,405	Pegasystems, Inc.	24,329,718
316,497	RingCentral, Inc., Class A (a)	8,067,509
7,915	Roper Technologies, Inc.	4,356,416
250,383	Rubrik, Inc., Class A (a)	23,773,866
16,453	Salesforce, Inc.	4,250,303
112,779	Samsara, Inc., Class A (a)	4,288,985
13,091	ServiceNow, Inc. (a)	12,346,384
8,751	Synopsys, Inc. (a)	5,543,496
402,182	Teradata Corp. (a)	8,417,669
7,568	Tyler Technologies, Inc. (a)	4,423,950
370,773	Unity Software, Inc. (a)	12,368,987
18,694	Workday, Inc., Class A (a)	4,288,030
172,596	Zoom Communications, Inc. (a)	12,780,734
71,452	Zscaler, Inc. (a)	20,403,833
		428,806,194
	Technology Hardware, Storage & Peripherals — 5.7%
146,375	Dell Technologies, Inc., Class C	19,422,499
877,525	Hewlett Packard Enterprise Co.	18,155,992
183,416	HP, Inc.	4,548,717
42,106	NetApp, Inc.	4,384,498
77,916	Pure Storage, Inc., Class A (a)	4,637,560
457,697	Super Micro Computer, Inc. (a)	26,990,392
		78,139,658
	Total Common Stocks	1,371,893,547
	(Cost $1,104,357,691)
MONEY MARKET FUNDS — 0.1%
944,498	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	944,498
	(Cost $944,498)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$2,457	Bank of America Corp., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $2,457. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $2,506. (c)	$2,457
509	Daiwa Capital Markets America, Inc., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $509. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $519. (c)	509
3,369	JPMorgan Chase & Co., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $3,369. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $3,436. (c)	3,369
2,385	Mizuho Financial Group, Inc., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $2,385. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $2,433. (c)	2,385
	Total Repurchase Agreements	8,720
	(Cost $8,720)

	Total Investments — 100.1%	1,372,846,765
	(Cost $1,105,310,909)
	Net Other Assets and Liabilities — (0.1)%	(753,520)
	Net Assets — 100.0%	$1,372,093,245

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2025.
(c)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
July 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,371,893,547	$ 1,371,893,547	$ —	$ —
Money Market Funds	944,498	944,498	—	—
Repurchase Agreements	8,720	—	8,720	—
Total Investments	$1,372,846,765	$1,372,838,045	$8,720	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$8,720
Non-cash Collateral(2)	(8,720)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Commercial Services & Supplies — 2.3%
58,644	Clean Harbors, Inc. (a)	$13,828,841
54,974	Republic Services, Inc.	12,679,753
59,248	Waste Management, Inc.	13,577,272
		40,085,866
	Electric Utilities — 52.2%
672,589	Alliant Energy Corp.	43,725,011
391,977	American Electric Power Co., Inc.	44,348,277
459,565	Duke Energy Corp.	55,901,487
1,313,679	Edison International	68,468,949
326,207	Entergy Corp.	29,498,899
983,400	Evergy, Inc.	69,624,720
639,288	Eversource Energy	42,256,937
1,561,165	Exelon Corp.	70,158,755
1,010,221	FirstEnergy Corp.	43,146,539
352,287	IDACORP, Inc.	44,152,130
195,292	NextEra Energy, Inc.	13,877,449
422,131	NRG Energy, Inc.	70,580,303
1,221,916	OGE Energy Corp.	55,499,425
4,862,683	PG&E Corp.	68,174,816
606,110	Pinnacle West Capital Corp.	54,925,688
800,068	PPL Corp.	28,554,427
295,267	Southern (The) Co.	27,896,826
796,309	Xcel Energy, Inc.	58,480,933
		889,271,571
	Gas Utilities — 7.2%
263,912	Atmos Energy Corp.	41,149,159
160,042	National Fuel Gas Co.	13,890,045
1,861,225	UGI Corp.	67,339,121
		122,378,325
	Independent Power and Renewable Electricity Producers — 11.7%
5,154,814	AES (The) Corp.	67,785,804
1,270,984	Clearway Energy, Inc., Class C	41,472,208
46,625	Talen Energy Corp. (a)	17,604,201
349,754	Vistra Corp.	72,937,699
		199,799,912
	Multi-Utilities — 22.6%
423,485	Ameren Corp.	42,827,038
738,006	CenterPoint Energy, Inc.	28,649,393
391,373	CMS Energy Corp.	28,883,327
540,395	Consolidated Edison, Inc.	55,930,882
479,729	Dominion Energy, Inc.	28,040,160
409,397	DTE Energy Co.	56,664,639
672,144	NiSource, Inc.	28,532,513
161,050	Public Service Enterprise Group, Inc.	14,460,680
Shares	Description	Value

	Multi-Utilities (Continued)
894,626	Sempra	$73,073,052
260,214	WEC Energy Group, Inc.	28,384,143
		385,445,827
	Water Utilities — 3.9%
97,457	American Water Works Co., Inc.	13,667,370
1,460,114	Essential Utilities, Inc.	53,732,195
		67,399,565
	Total Common Stocks	1,704,381,066
	(Cost $1,603,752,610)
MONEY MARKET FUNDS — 0.1%
1,253,514	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	1,253,514
	(Cost $1,253,514)

	Total Investments — 100.0%	1,705,634,580
	(Cost $1,605,006,124)
	Net Other Assets and Liabilities — (0.0)%	(619,645)
	Net Assets — 100.0%	$1,705,014,935

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,704,381,066	$ 1,704,381,066	$ —	$ —
Money Market Funds	1,253,514	1,253,514	—	—
Total Investments	$1,705,634,580	$1,705,634,580	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Assets and Liabilities
July 31, 2025

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)	First Trust Consumer Staples AlphaDEX® Fund (FXG)	First Trust Energy AlphaDEX® Fund (FXN)
ASSETS:
Investments, at value	$320,149,060	$284,170,268	$271,959,016
Receivables:
Dividends	48,394	464,652	241,408
Securities lending income	200	172	156
Investment securities sold	—	—	787,281
Capital shares sold	—	—	—
Reclaims	—	—	—
Prepaid expenses	5,228	3,419	3,377
Total Assets	320,202,882	284,638,511	272,991,238

LIABILITIES:
Payables:
Investment advisory fees	138,846	123,879	118,527
Licensing fees	45,398	39,549	37,257
Audit and tax fees	24,943	24,862	25,862
Shareholder reporting fees	22,235	14,161	18,324
Trustees’ fees	3,247	2,979	2,999
Collateral for securities on loan	1,462	2,384	228
Investment securities purchased	—	—	—
Capital shares redeemed	—	—	788,284
Other liabilities	54,060	46,361	41,712
Total Liabilities	290,191	254,175	1,033,193
NET ASSETS	$319,912,691	$284,384,336	$271,958,045

NET ASSETS consist of:
Paid-in capital	$789,619,446	$597,131,419	$865,770,014
Par value	49,500	45,000	172,500
Accumulated distributable earnings (loss)	(469,756,255)	(312,792,083)	(593,984,469)
NET ASSETS	$319,912,691	$284,384,336	$271,958,045
NET ASSET VALUE, per share	$64.63	$63.20	$15.77
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,950,002	4,500,002	17,250,002
Investments, at cost	$312,864,898	$290,373,374	$325,337,129
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)	First Trust Health Care AlphaDEX® Fund (FXH)	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)	First Trust Materials AlphaDEX® Fund (FXZ)	First Trust Technology AlphaDEX® Fund (FXL)	First Trust Utilities AlphaDEX® Fund (FXU)

$2,185,895,084	$864,560,890	$1,868,825,357	$218,735,737	$1,372,846,765	$1,705,634,580

1,186,779	380,681	423,293	125,155	226,446	532,184
838	17,621	3,145	392	861	—
—	—	—	—	—	—
—	—	—	2,876,051	—	—
—	—	—	—	—	19,971
6,572	4,767	8,019	3,338	5,265	3,305
2,187,089,273	864,963,959	1,869,259,814	221,740,673	1,373,079,337	1,706,190,040

944,736	374,116	813,360	94,057	580,867	712,173
277,453	119,400	236,183	28,550	170,101	213,419
25,002	24,955	24,976	24,875	24,921	24,850
33,511	27,850	28,404	15,049	26,189	13,952
3,298	3,100	3,236	2,978	3,147	2,911
565,064	18,835,714	11,268,218	2,964,335	8,720	—
—	—	—	2,870,535	—	—
—	—	—	—	—	—
272,357	128,521	238,762	36,369	172,147	207,800
2,121,421	19,513,656	12,613,139	6,036,748	986,092	1,175,105
$2,184,967,852	$845,450,303	$1,856,646,675	$215,703,925	$1,372,093,245	$1,705,014,935

$2,539,908,269	$1,600,167,122	$2,105,247,393	$584,570,447	$1,615,399,362	$1,811,180,653
383,000	85,500	240,500	37,500	85,550	383,500
(355,323,417)	(754,802,319)	(248,841,218)	(368,904,022)	(243,391,667)	(106,549,218)
$2,184,967,852	$845,450,303	$1,856,646,675	$215,703,925	$1,372,093,245	$1,705,014,935
$57.05	$98.88	$77.20	$57.52	$160.38	$44.46
38,300,002	8,550,002	24,050,002	3,750,002	8,555,000	38,350,002
$1,977,737,474	$871,908,744	$1,667,952,546	$242,907,209	$1,105,310,909	$1,605,006,124
$578,628	$18,064,410	$10,878,551	$2,924,694	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Operations
For the Year Ended July 31, 2025

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)	First Trust Consumer Staples AlphaDEX® Fund (FXG)	First Trust Energy AlphaDEX® Fund (FXN)
INVESTMENT INCOME:
Dividends	$18,129,401	$9,833,259	$11,846,299
Securities lending income (net of fees)	1,404,068	171	65,148
Foreign withholding tax	(589)	—	—
Total investment income	19,532,880	9,833,430	11,911,447

EXPENSES:
Investment advisory fees	5,636,999	1,717,342	1,849,310
Accounting and administration fees	487,679	160,560	172,366
Licensing fees	452,332	137,646	148,408
Shareholder reporting fees	78,688	47,697	52,169
Transfer agent fees	47,649	17,173	18,493
Audit and tax fees	29,206	29,112	31,112
Custodian fees	23,798	11,215	11,460
Legal fees	21,739	6,467	6,828
Trustees’ fees and expenses	10,182	9,334	9,334
Listing fees	9,703	9,703	7,881
Other expenses	18,436	6,077	6,945
Total expenses	6,816,411	2,152,326	2,314,306
NET INVESTMENT INCOME (LOSS)	12,716,469	7,681,104	9,597,141

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(22,451,658)	(13,708,274)	(18,069,027)
In-kind redemptions	173,669,698	18,835,217	1,315,655
Net realized gain (loss)	151,218,040	5,126,943	(16,753,372)
Net change in unrealized appreciation (depreciation) on investments	(191,465,920)	(22,805,897)	(53,798,361)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(40,247,880)	(17,678,954)	(70,551,733)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(27,531,411)	$(9,997,850)	$(60,954,592)
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)	First Trust Health Care AlphaDEX® Fund (FXH)	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)	First Trust Materials AlphaDEX® Fund (FXZ)	First Trust Technology AlphaDEX® Fund (FXL)	First Trust Utilities AlphaDEX® Fund (FXU)

$42,545,806	$9,902,226	$24,824,401	$6,214,480	$8,653,411	$22,319,805
1,770	20,942	21,282	9,669	9,536	2,009
(67,875)	—	—	(4,188)	—	(74,007)
42,479,701	9,923,168	24,845,683	6,219,961	8,662,947	22,247,807

8,359,923	5,316,835	9,503,153	1,356,303	6,696,104	3,770,101
706,531	477,278	794,256	128,126	583,469	330,289
671,073	426,268	761,846	108,796	536,926	301,878
112,013	93,650	94,359	52,868	91,801	57,233
66,175	50,654	72,516	13,563	58,480	32,717
29,259	29,217	29,257	29,114	29,175	29,111
46,956	29,053	46,830	8,072	23,932	17,673
34,678	21,718	41,523	4,556	28,069	16,076
10,364	9,882	10,500	9,282	10,065	9,373
11,220	9,703	14,829	9,703	9,148	9,148
13,267	17,407	26,520	5,729	17,725	5,222
10,061,459	6,481,665	11,395,589	1,726,112	8,084,894	4,578,821
32,418,242	3,441,503	13,450,094	4,493,849	578,053	17,668,986

(77,548,060)	298,648	(65,914,090)	(47,645,079)	113,065,265	(1,761,271)
140,723,009	67,029,644	316,931,995	2,027,304	59,091,614	99,140,878
63,174,949	67,328,292	251,017,905	(45,617,775)	172,156,879	97,379,607
58,385,023	(165,760,889)	(155,455,646)	(5,621,796)	53,744,732	89,211,178
121,559,972	(98,432,597)	95,562,259	(51,239,571)	225,901,611	186,590,785
$153,978,214	$(94,991,094)	$109,012,353	$(46,745,722)	$226,479,664	$204,259,771
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Changes in Net Assets

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)		First Trust Consumer Staples AlphaDEX® Fund (FXG)
	Year Ended 7/31/2025	Year Ended 7/31/2024	Year Ended 7/31/2025	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$12,716,469	$10,270,206	$7,681,104	$7,067,922
Net realized gain (loss)	151,218,040	34,212,307	5,126,943	5,587,402
Net change in unrealized appreciation (depreciation)	(191,465,920)	25,244,867	(22,805,897)	(7,223,425)
Net increase (decrease) in net assets resulting from operations	(27,531,411)	69,727,380	(9,997,850)	5,431,899

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(13,337,421)	(9,968,451)	(7,472,183)	(7,160,577)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	420,283,794	170,935,024	41,819,210	70,304,148
Cost of shares redeemed	(1,540,857,531)	(253,517,249)	(154,912,498)	(310,155,411)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,120,573,737)	(82,582,225)	(113,093,288)	(239,851,263)
Total increase (decrease) in net assets	(1,161,442,569)	(22,823,296)	(130,563,321)	(241,579,941)

NET ASSETS:
Beginning of period	1,481,355,260	1,504,178,556	414,947,657	656,527,598
End of period	$319,912,691	$1,481,355,260	$284,384,336	$414,947,657

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	24,400,002	26,200,002	6,250,002	10,200,002
Shares sold	6,700,000	3,050,000	650,000	1,100,000
Shares redeemed	(26,150,000)	(4,850,000)	(2,400,000)	(5,050,000)
Shares outstanding, end of period	4,950,002	24,400,002	4,500,002	6,250,002
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)		First Trust Financials AlphaDEX® Fund (FXO)		First Trust Health Care AlphaDEX® Fund (FXH)
Year Ended 7/31/2025	Year Ended 7/31/2024	Year Ended 7/31/2025	Year Ended 7/31/2024	Year Ended 7/31/2025	Year Ended 7/31/2024

$9,597,141	$11,635,538	$32,418,242	$20,983,601	$3,441,503	$4,774,574
(16,753,372)	40,480,796	63,174,949	(29,588,575)	67,328,292	(54,929,094)
(53,798,361)	(13,708,662)	58,385,023	187,529,732	(165,760,889)	71,527,192
(60,954,592)	38,407,672	153,978,214	178,924,758	(94,991,094)	21,372,672

(10,196,321)	(11,341,810)	(31,233,028)	(22,438,342)	(3,555,751)	(4,631,531)

49,026,079	527,296,990	1,807,638,374	95,577,974	15,402,313	37,655,044
(254,706,723)	(573,260,623)	(649,598,007)	(241,906,206)	(337,717,738)	(309,903,342)
(205,680,644)	(45,963,633)	1,158,040,367	(146,328,232)	(322,315,425)	(272,248,298)
(276,831,557)	(18,897,771)	1,280,785,553	10,158,184	(420,862,270)	(255,507,157)

548,789,602	567,687,373	904,182,299	894,024,115	1,266,312,573	1,521,819,730
$271,958,045	$548,789,602	$2,184,967,852	$904,182,299	$845,450,303	$1,266,312,573

30,000,002	32,900,002	17,900,002	21,550,002	11,600,002	14,300,002
3,000,000	29,900,000	32,350,000	2,200,000	150,000	400,000
(15,750,000)	(32,800,000)	(11,950,000)	(5,850,000)	(3,200,000)	(3,100,000)
17,250,002	30,000,002	38,300,002	17,900,002	8,550,002	11,600,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Changes in Net Assets (Continued)

	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)		First Trust Materials AlphaDEX® Fund (FXZ)
	Year Ended 7/31/2025	Year Ended 7/31/2024	Year Ended 7/31/2025	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$13,450,094	$14,493,663	$4,493,849	$6,936,428
Net realized gain (loss)	251,017,905	160,494,622	(45,617,775)	(33,496,943)
Net change in unrealized appreciation (depreciation)	(155,455,646)	130,796,772	(5,621,796)	18,013,625
Net increase (decrease) in net assets resulting from operations	109,012,353	305,785,057	(46,745,722)	(8,546,890)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(13,561,385)	(14,721,301)	(4,819,952)	(7,248,352)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,085,327,748	402,803,252	11,998,845	22,927,273
Cost of shares redeemed	(1,269,996,640)	(510,618,314)	(124,592,896)	(216,713,519)
Net increase (decrease) in net assets resulting from shareholder transactions	(184,668,892)	(107,815,062)	(112,594,051)	(193,786,246)
Total increase (decrease) in net assets	(89,217,924)	183,248,694	(164,159,725)	(209,581,488)

NET ASSETS:
Beginning of period	1,945,864,599	1,762,615,905	379,863,650	589,445,138
End of period	$1,856,646,675	$1,945,864,599	$215,703,925	$379,863,650

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	26,600,002	28,500,002	5,650,002	8,650,002
Shares sold	14,350,000	5,850,000	200,000	350,000
Shares redeemed	(16,900,000)	(7,750,000)	(2,100,000)	(3,350,000)
Shares outstanding, end of period	24,050,002	26,600,002	3,750,002	5,650,002
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)		First Trust Utilities AlphaDEX® Fund (FXU)
Year Ended 7/31/2025	Year Ended 7/31/2024	Year Ended 7/31/2025	Year Ended 7/31/2024

$578,053	$4,104,504	$17,668,986	$6,606,306
172,156,879	184,855,232	97,379,607	(7,610,337)
53,744,732	(23,498,806)	89,211,178	19,764,383
226,479,664	165,460,930	204,259,771	18,760,352

(495,057)	(4,165,122)	(15,001,942)	(6,819,192)

21,586,792	218,891,765	1,724,095,976	53,342,064
(214,114,870)	(272,633,522)	(460,930,131)	(118,761,357)
(192,528,078)	(53,741,757)	1,263,165,845	(65,419,293)
33,456,529	107,554,051	1,452,423,674	(53,478,133)

1,338,636,716	1,231,082,665	252,591,261	306,069,394
$1,372,093,245	$1,338,636,716	$1,705,014,935	$252,591,261

9,905,000	10,255,000	7,250,002	9,400,002
150,000	1,900,000	42,300,000	1,700,000
(1,500,000)	(2,250,000)	(11,200,000)	(3,850,000)
8,555,000	9,905,000	38,350,002	7,250,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights
For a share outstanding throughout each period

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$60.71	$57.41	$49.57	$61.36	$39.70
Income from investment operations:
Net investment income (loss)	0.71 (a)	0.41 (a)	0.35 (a)	0.52	0.20
Net realized and unrealized gain (loss)	3.93 (b)	3.29	7.95	(11.78)	21.61
Total from investment operations	4.64	3.70	8.30	(11.26)	21.81
Distributions paid to shareholders from:
Net investment income	(0.72)	(0.40)	(0.46)	(0.53)	(0.15)
Net asset value, end of period	$64.63	$60.71	$57.41	$49.57	$61.36
Total return (c)	7.69%	6.47%	16.93%	(18.43)%	54.99%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$319,913	$1,481,355	$1,504,179	$394,117	$1,948,136
Ratio of total expenses to average net assets	0.60%	0.61%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	1.13%	0.72%	0.71%	0.82%	0.38%
Portfolio turnover rate (d)	68%	84%	110%	76%	88%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Consumer Staples AlphaDEX® Fund (FXG)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$66.39	$64.37	$63.79	$56.21	$48.76
Income from investment operations:
Net investment income (loss)	1.47 (a)	0.92 (a)	1.20 (a)	0.81	0.79
Net realized and unrealized gain (loss)	(3.23)	2.05 (b)	0.56	7.55	7.40
Total from investment operations	(1.76)	2.97	1.76	8.36	8.19
Distributions paid to shareholders from:
Net investment income	(1.43)	(0.95)	(1.18)	(0.78)	(0.74)
Net asset value, end of period	$63.20	$66.39	$64.37	$63.79	$56.21
Total return (c)	(2.69)%	4.69%	2.87%	14.95%	16.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$284,384	$414,948	$656,528	$650,653	$247,311
Ratio of total expenses to average net assets	0.63%	0.62%	0.63%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets	2.24%	1.46%	1.92%	1.41%	1.43%
Portfolio turnover rate (d)	81%	67%	63%	88%	94%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Energy AlphaDEX® Fund (FXN)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.29	$17.25	$16.80	$10.33	$6.54
Income from investment operations:
Net investment income (loss)	0.42 (a)	0.34 (a)	0.52 (a)	0.27	0.31
Net realized and unrealized gain (loss)	(2.49)	1.04	0.50 (b)	6.46	3.81
Total from investment operations	(2.07)	1.38	1.02	6.73	4.12
Distributions paid to shareholders from:
Net investment income	(0.45)	(0.34)	(0.57)	(0.26)	(0.33)
Net asset value, end of period	$15.77	$18.29	$17.25	$16.80	$10.33
Total return (c)	(11.32)%	8.08%	6.38%	65.76%	66.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$271,958	$548,790	$567,687	$1,665,291	$328,966
Ratio of total expenses to average net assets	0.63%	0.61%	0.62%	0.61%	0.64%
Ratio of net investment income (loss) to average net assets	2.59%	1.93%	3.01%	2.34%	1.70%
Portfolio turnover rate (d)	50%	60%	58%	79%	71%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Financials AlphaDEX® Fund (FXO)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$50.51	$41.49	$41.48	$43.40	$25.87
Income from investment operations:
Net investment income (loss)	1.04 (a)	1.10 (a)	1.28 (a)	0.92	0.81
Net realized and unrealized gain (loss)	6.61	9.11	(0.05)	(1.97)	17.55
Total from investment operations	7.65	10.21	1.23	(1.05)	18.36
Distributions paid to shareholders from:
Net investment income	(1.11)	(1.19)	(1.22)	(0.87)	(0.83)
Net asset value, end of period	$57.05	$50.51	$41.49	$41.48	$43.40
Total return (b)	15.31%	25.17%	3.24%	(2.52)%	71.99%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,184,968	$904,182	$894,024	$1,171,738	$1,312,886
Ratio of total expenses to average net assets	0.60%	0.61%	0.62%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	1.94%	2.57%	3.06%	2.10%	2.25%
Portfolio turnover rate (c)	90%	75%	78%	64%	86%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Health Care AlphaDEX® Fund (FXH)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$109.16	$106.42	$108.57	$122.03	$95.29
Income from investment operations:
Net investment income (loss)	0.35 (a)	0.38 (a)	0.21 (a)	0.13	(0.15)
Net realized and unrealized gain (loss)	(10.29)	2.74	(2.06)	(13.59)	26.89
Total from investment operations	(9.94)	3.12	(1.85)	(13.46)	26.74
Distributions paid to shareholders from:
Net investment income	(0.34)	(0.38)	(0.30)	—	—
Net asset value, end of period	$98.88	$109.16	$106.42	$108.57	$122.03
Total return (b)	(9.12)%	2.95%	(1.69)%	(11.03)%	28.08%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$845,450	$1,266,313	$1,521,820	$1,503,728	$1,604,748
Ratio of total expenses to average net assets	0.61%	0.60%	0.62%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.32%	0.37%	0.19%	0.12%	(0.14)%
Portfolio turnover rate (c)	85%	98%	94%	88%	103%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$73.15	$61.85	$53.68	$59.52	$39.13
Income from investment operations:
Net investment income (loss)	0.53 (a)	0.53 (a)	0.45 (a)	0.42	0.33
Net realized and unrealized gain (loss)	4.05	11.31	8.18	(5.87)	20.42
Total from investment operations	4.58	11.84	8.63	(5.45)	20.75
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.54)	(0.46)	(0.39)	(0.36)
Net asset value, end of period	$77.20	$73.15	$61.85	$53.68	$59.52
Total return (b)	6.30%	19.26%	16.23%	(9.16)%	53.21%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,856,647	$1,945,865	$1,762,616	$1,578,226	$1,767,604
Ratio of total expenses to average net assets	0.60%	0.60%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.71%	0.82%	0.82%	0.74%	0.55%
Portfolio turnover rate (c)	76%	78%	81%	77%	91%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Materials AlphaDEX® Fund (FXZ)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$67.23	$68.14	$61.97	$57.91	$35.85
Income from investment operations:
Net investment income (loss)	1.00 (a)	1.02 (a)	1.00 (a)	0.89	0.72
Net realized and unrealized gain (loss)	(9.64)	(0.89)	6.50	3.93 (b)	22.05
Total from investment operations	(8.64)	0.13	7.50	4.82	22.77
Distributions paid to shareholders from:
Net investment income	(1.07)	(1.04)	(1.33)	(0.76)	(0.71)
Net asset value, end of period	$57.52	$67.23	$68.14	$61.97	$57.91
Total return (c)	(12.88)%	0.21%	12.41%	8.37%	64.02%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$215,704	$379,864	$589,445	$1,567,915	$460,362
Ratio of total expenses to average net assets	0.64%	0.61%	0.62%	0.61%	0.64%
Ratio of net investment income (loss) to average net assets	1.66%	1.54%	1.58%	1.69%	1.39%
Portfolio turnover rate (d)	62%	53%	35%	60%	77%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Technology AlphaDEX® Fund (FXL)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$135.15	$120.05	$104.35	$125.53	$89.44
Income from investment operations:
Net investment income (loss)	0.06 (a)	0.40 (a)	0.23 (a)	0.34	(0.06)
Net realized and unrealized gain (loss)	25.22	15.10	15.73	(21.21)	36.15
Total from investment operations	25.28	15.50	15.96	(20.87)	36.09
Distributions paid to shareholders from:
Net investment income	(0.05)	(0.40)	(0.26)	(0.31)	—
Net asset value, end of period	$160.38	$135.15	$120.05	$104.35	$125.53
Total return (b)	18.71%	12.93%	15.36%	(16.64)%	40.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,372,093	$1,338,637	$1,231,083	$1,143,164	$2,668,074
Ratio of total expenses to average net assets	0.60%	0.60%	0.62%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.04%	0.32%	0.23%	0.27%	(0.05)%
Portfolio turnover rate (c)	104%	119%	104%	91%	92%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Utilities AlphaDEX® Fund (FXU)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$34.84	$32.56	$34.33	$30.82	$27.54
Income from investment operations:
Net investment income (loss)	0.95 (a)	0.87 (a)	0.70 (a)	0.69	0.68
Net realized and unrealized gain (loss)	9.60	2.32	(1.75)	3.47	3.32
Total from investment operations	10.55	3.19	(1.05)	4.16	4.00
Distributions paid to shareholders from:
Net investment income	(0.93)	(0.91)	(0.72)	(0.65)	(0.72)
Net asset value, end of period	$44.46	$34.84	$32.56	$34.33	$30.82
Total return (b)	30.64%	10.15%	(3.01)%	13.69%	14.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,705,015	$252,591	$306,069	$396,558	$174,146
Ratio of total expenses to average net assets	0.61%	0.63%	0.64%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	2.34%	2.78%	2.13%	2.22%	2.33%
Portfolio turnover rate (c)	68%	53%	46%	48%	38%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025

1. Organization
First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the nine Sector Funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Sector Fund are listed and traded on NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)
First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)
First Trust Energy AlphaDEX® Fund – (ticker “FXN”)
First Trust Financials AlphaDEX® Fund – (ticker “FXO”)
First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)
First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)
First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)
First Trust Technology AlphaDEX® Fund – (ticker “FXL”)
First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Consumer Discretionary AlphaDEX® Fund	StrataQuant® Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX® Fund	StrataQuant® Consumer Staples Index(1)
First Trust Energy AlphaDEX® Fund	StrataQuant® Energy Index(1)
First Trust Financials AlphaDEX® Fund	StrataQuant® Financials Index(1)
First Trust Health Care AlphaDEX® Fund	StrataQuant® Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX® Fund	StrataQuant® Industrials Index(1)
First Trust Materials AlphaDEX® Fund	StrataQuant® Materials Index(1)
First Trust Technology AlphaDEX® Fund	StrataQuant® Technology Index(1)
First Trust Utilities AlphaDEX® Fund	StrataQuant® Utilities Index(1)

(1)
This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates (“IDI”), and licensed to First Trust
Portfolios L.P. (“FTP”), the distributor of the Trust, by IDI. IDI is a successor-in-interest to previous entities that maintained the index in NYSE Group, Inc. and American Stock Exchange LLC.

2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of July 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025
value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Prior to November 14, 2024, Brown Brothers Harriman & Co. was the securities lending agent for FXD, FXO and FXL. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers for FXG, FXN, FXH, FXR, FXZ and FXU, and effective November 14, 2024, for FXD, FXO and FXL. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2025, only FXO, FXH, FXR and FXZ had securities in the securities lending program. During the fiscal year ended July 31, 2025, all the Funds participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2025, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025
Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Consumer Discretionary AlphaDEX® Fund	$13,337,421	$—	$—
First Trust Consumer Staples AlphaDEX® Fund	7,472,183	—	—
First Trust Energy AlphaDEX® Fund	10,196,321	—	—
First Trust Financials AlphaDEX® Fund	31,233,028	—	—
First Trust Health Care AlphaDEX® Fund	3,555,751	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	13,561,385	—	—
First Trust Materials AlphaDEX® Fund	4,819,952	—	—
First Trust Technology AlphaDEX® Fund	495,057	—	—
First Trust Utilities AlphaDEX® Fund	15,001,942	—	—
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Consumer Discretionary AlphaDEX® Fund	$9,968,451	$—	$—
First Trust Consumer Staples AlphaDEX® Fund	7,160,577	—	—
First Trust Energy AlphaDEX® Fund	11,341,810	—	—
First Trust Financials AlphaDEX® Fund	22,438,342	—	—
First Trust Health Care AlphaDEX® Fund	4,631,531	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	14,721,301	—	—
First Trust Materials AlphaDEX® Fund	7,248,352	—	—
First Trust Technology AlphaDEX® Fund	4,165,122	—	—
First Trust Utilities AlphaDEX® Fund	6,819,192	—	—
As of July 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Consumer Discretionary AlphaDEX® Fund	$102,521	$(474,971,813)	$5,113,037
First Trust Consumer Staples AlphaDEX® Fund	1,183,741	(306,920,288)	(7,055,536)
First Trust Energy AlphaDEX® Fund	266,692	(539,472,636)	(54,778,525)
First Trust Financials AlphaDEX® Fund	3,460,905	(547,356,029)	188,571,707
First Trust Health Care AlphaDEX® Fund	4,886,522	(748,012,113)	(11,676,728)
First Trust Industrials/Producer Durables AlphaDEX® Fund	455,535	(433,619,992)	184,323,239
First Trust Materials AlphaDEX® Fund	354,387	(342,332,424)	(26,925,985)
First Trust Technology AlphaDEX® Fund	82,996	(509,528,396)	266,053,733
First Trust Utilities AlphaDEX® Fund	3,184,779	(206,016,908)	96,282,911
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of July 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Consumer Discretionary AlphaDEX® Fund	$474,971,813
First Trust Consumer Staples AlphaDEX® Fund	306,920,288
First Trust Energy AlphaDEX® Fund	539,472,636
First Trust Financials AlphaDEX® Fund	547,356,029
First Trust Health Care AlphaDEX® Fund	748,012,113
First Trust Industrials/Producer Durables AlphaDEX® Fund	433,619,992
First Trust Materials AlphaDEX® Fund	342,332,424
First Trust Technology AlphaDEX® Fund	509,528,396
First Trust Utilities AlphaDEX® Fund	206,016,908
During the taxable year ended July 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Technology AlphaDEX® Fund	$112,655,357
First Trust Utilities AlphaDEX® Fund	3,299,789
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Consumer Discretionary AlphaDEX® Fund	$—	$(153,902,839)	$153,902,839
First Trust Consumer Staples AlphaDEX® Fund	—	(16,288,553)	16,288,553
First Trust Energy AlphaDEX® Fund	—	3,582,624	(3,582,624)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Financials AlphaDEX® Fund	$—	$(137,295,602)	$137,295,602
First Trust Health Care AlphaDEX® Fund	1,619,293	(67,490,900)	65,871,607
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	(306,944,242)	306,944,242
First Trust Materials AlphaDEX® Fund	—	1,380,775	(1,380,775)
First Trust Technology AlphaDEX® Fund	—	(57,558,834)	57,558,834
First Trust Utilities AlphaDEX® Fund	—	(96,434,348)	96,434,348
As of July 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Consumer Discretionary AlphaDEX® Fund	$315,036,023	$34,850,774	$(29,737,737)	$5,113,037
First Trust Consumer Staples AlphaDEX® Fund	291,225,804	25,360,942	(32,416,478)	(7,055,536)
First Trust Energy AlphaDEX® Fund	326,737,541	13,560,122	(68,338,647)	(54,778,525)
First Trust Financials AlphaDEX® Fund	1,997,323,377	248,067,517	(59,495,810)	188,571,707
First Trust Health Care AlphaDEX® Fund	876,237,618	100,754,595	(112,431,323)	(11,676,728)
First Trust Industrials/Producer Durables AlphaDEX® Fund	1,684,502,118	272,070,376	(87,747,137)	184,323,239
First Trust Materials AlphaDEX® Fund	245,661,722	19,953,163	(46,879,148)	(26,925,985)
First Trust Technology AlphaDEX® Fund	1,106,793,032	326,823,908	(60,770,175)	266,053,733
First Trust Utilities AlphaDEX® Fund	1,609,351,669	129,439,956	(33,157,045)	96,282,911
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.
I. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025
The management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
The Trust and First Trust have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least November 30, 2026. For the fiscal year ended July 31, 2025, there were no fees waived or expenses reimbursed by First Trust for these Funds.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended July 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Consumer Discretionary AlphaDEX® Fund	$734,762,153	$734,776,836
First Trust Consumer Staples AlphaDEX® Fund	276,838,063	277,323,118
First Trust Energy AlphaDEX® Fund	185,807,507	186,789,839
First Trust Financials AlphaDEX® Fund	1,510,179,804	1,507,028,229
First Trust Health Care AlphaDEX® Fund	900,232,136	901,132,263
First Trust Industrials/Producer Durables AlphaDEX® Fund	1,443,179,456	1,442,386,660
First Trust Materials AlphaDEX® Fund	168,429,384	169,028,045
First Trust Technology AlphaDEX® Fund	1,391,841,266	1,391,241,932
First Trust Utilities AlphaDEX® Fund	556,258,078	549,968,013

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025
For the fiscal year ended July 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Consumer Discretionary AlphaDEX® Fund	$419,618,119	$1,540,379,493
First Trust Consumer Staples AlphaDEX® Fund	41,196,994	153,137,566
First Trust Energy AlphaDEX® Fund	48,946,389	254,106,554
First Trust Financials AlphaDEX® Fund	1,805,104,141	648,633,618
First Trust Health Care AlphaDEX® Fund	15,392,924	337,429,213
First Trust Industrials/Producer Durables AlphaDEX® Fund	1,084,972,553	1,270,492,391
First Trust Materials AlphaDEX® Fund	11,957,781	124,084,178
First Trust Technology AlphaDEX® Fund	21,562,405	213,855,605
First Trust Utilities AlphaDEX® Fund	1,721,453,310	461,694,255
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Consumer Discretionary AlphaDEX® Fund, First Trust Consumer Staples AlphaDEX® Fund, First Trust Energy AlphaDEX® Fund, First Trust Financials AlphaDEX® Fund, First Trust Health Care AlphaDEX® Fund, First Trust Industrials/Producer Durables AlphaDEX® Fund, First Trust Materials AlphaDEX® Fund, First Trust Technology AlphaDEX® Fund, and First Trust Utilities AlphaDEX® Fund (the “Funds”), each a series of the First Trust Exchange-Traded AlphaDEX® Fund, including the portfolios of investments, as of July 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
September 19, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended July 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal year ended July 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
First Trust Consumer Staples AlphaDEX® Fund (FXG)
First Trust Energy AlphaDEX® Fund (FXN)
First Trust Financials AlphaDEX® Fund (FXO)
First Trust Health Care AlphaDEX® Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
First Trust Materials AlphaDEX® Fund (FXZ)
First Trust Technology AlphaDEX® Fund (FXL)
First Trust Utilities AlphaDEX® Fund (FXU)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025 (Unaudited)
arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through November 30, 2026. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2024 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index and noted the Advisor’s discussion of FXD’s, FXZ’s and FXL’s performance at the April 22, 2025 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025 (Unaudited)
Board noted that the advisory fee rate schedule for each Fund includes breakpoints pursuant to which the advisory fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded AlphaDEX® Fund funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $3,556,961. This figure is comprised of $143,372 paid (or to be paid) in fixed compensation and $3,413,589 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $1,864,579 paid (or to be paid) to senior management of First Trust Advisors L.P. and $1,692,382 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025 (Unaudited)
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended July 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Consumer Discretionary AlphaDEX® Fund	100.00%
First Trust Consumer Staples AlphaDEX® Fund	100.00%
First Trust Energy AlphaDEX® Fund	100.00%
First Trust Financials AlphaDEX® Fund	98.87%
First Trust Health Care AlphaDEX® Fund	98.76%
First Trust Industrials/Producer Durables AlphaDEX® Fund	100.00%
First Trust Materials AlphaDEX® Fund	100.00%
First Trust Technology AlphaDEX® Fund	100.00%
First Trust Utilities AlphaDEX® Fund	100.00%
For the taxable year ended July 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	100.00%
First Trust Consumer Staples AlphaDEX® Fund	100.00%
First Trust Energy AlphaDEX® Fund	100.00%
First Trust Financials AlphaDEX® Fund	100.00%
First Trust Health Care AlphaDEX® Fund	100.00%
First Trust Industrials/Producer Durables AlphaDEX® Fund	100.00%
First Trust Materials AlphaDEX® Fund	100.00%
First Trust Technology AlphaDEX® Fund	100.00%
First Trust Utilities AlphaDEX® Fund	100.00%
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended July 31, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimer
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2025 (Unaudited)
AlphaDEX® Fund (FXL) and the First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Exchange-Traded AlphaDEX® Fund
Annual Financial Statements and Other Information
For the Year Ended July 31, 2025
AlphaDEX® Style Funds
First Trust Large Cap Core AlphaDEX® Fund (FEX)
First Trust Mid Cap Core AlphaDEX® Fund (FNX)
First Trust Small Cap Core AlphaDEX® Fund (FYX)
First Trust Large Cap Value AlphaDEX® Fund (FTA)
First Trust Large Cap Growth AlphaDEX® Fund (FTC)
First Trust Multi Cap Value AlphaDEX® Fund (FAB)
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
First Trust Mid Cap Value AlphaDEX® Fund (FNK)
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
First Trust Small Cap Value AlphaDEX® Fund (FYT)
First Trust Small Cap Growth AlphaDEX® Fund (FYC)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Annual Financial Statements and Other Information
July 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.0%
6,958	Axon Enterprise, Inc. (a)	$5,256,699
7,900	General Dynamics Corp.	2,461,719
14,047	HEICO Corp.	4,590,560
30,945	Howmet Aerospace, Inc.	5,562,983
4,594	L3Harris Technologies, Inc.	1,262,523
2,486	Lockheed Martin Corp.	1,046,556
4,608	Northrop Grumman Corp.	2,657,019
2,272	TransDigm Group, Inc.	3,654,421
		26,492,480
	Air Freight & Logistics — 1.0%
30,250	Expeditors International of Washington, Inc.	3,516,260
25,340	FedEx Corp.	5,663,237
45,650	United Parcel Service, Inc., Class B	3,933,204
		13,112,701
	Automobiles — 0.9%
530,864	Ford Motor Co.	5,876,664
117,047	General Motors Co.	6,243,287
		12,119,951
	Banks — 3.9%
73,034	Bank of America Corp.	3,452,317
54,135	Citigroup, Inc.	5,072,450
77,227	Citizens Financial Group, Inc.	3,685,272
84,024	Fifth Third Bancorp	3,492,878
1,178	First Citizens BancShares, Inc., Class A	2,349,827
274,933	Huntington Bancshares, Inc.	4,517,149
19,868	JPMorgan Chase & Co.	5,885,696
17,815	M&T Bank Corp.	3,361,691
18,538	PNC Financial Services Group (The), Inc.	3,527,225
195,915	Regions Financial Corp.	4,962,527
107,186	Truist Financial Corp.	4,685,100
76,373	U.S. Bancorp	3,433,730
43,133	Wells Fargo & Co.	3,477,814
		51,903,676
	Beverages — 0.8%
171,233	Brown-Forman Corp., Class B	4,940,072
34,844	Keurig Dr Pepper, Inc.	1,137,657
36,781	Monster Beverage Corp. (a)	2,160,884
17,449	PepsiCo, Inc.	2,406,566
		10,645,179
	Biotechnology — 1.9%
14,131	Alnylam Pharmaceuticals, Inc. (a)	5,542,743
45,864	Biogen, Inc. (a)	5,870,592
20,781	Gilead Sciences, Inc.	2,333,498
Shares	Description	Value

	Biotechnology (Continued)
27,274	Natera, Inc. (a)	$3,645,443
9,165	Neurocrine Biosciences, Inc. (a)	1,175,228
10,973	Regeneron Pharmaceuticals, Inc.	5,985,333
		24,552,837
	Broadline Retail — 1.0%
10,502	Amazon.com, Inc. (a)	2,458,623
192,251	Coupang, Inc. (a)	5,657,947
61,884	eBay, Inc.	5,677,857
		13,794,427
	Building Products — 1.7%
49,361	Builders FirstSource, Inc. (a)	6,275,264
6,170	Carlisle Cos., Inc.	2,188,561
31,480	Carrier Global Corp.	2,160,157
43,627	Johnson Controls International PLC	4,580,835
17,898	Masco Corp.	1,219,391
8,378	Owens Corning	1,168,144
10,534	Trane Technologies PLC	4,614,735
		22,207,087
	Capital Markets — 6.9%
6,476	Ameriprise Financial, Inc.	3,355,798
6,651	Ares Management Corp., Class A	1,233,960
37,931	Bank of New York Mellon (The) Corp.	3,848,100
2,196	Blackrock, Inc.	2,428,798
7,701	Blackstone, Inc.	1,331,965
44,824	Carlyle Group (The), Inc.	2,719,024
19,758	Cboe Global Markets, Inc.	4,762,468
12,539	CME Group, Inc.	3,489,353
16,433	Coinbase Global, Inc., Class A (a)	6,207,730
8,140	Goldman Sachs Group (The), Inc.	5,890,023
103,951	Interactive Brokers Group, Inc., Class A	6,815,028
42,126	Jefferies Financial Group, Inc.	2,428,985
15,361	LPL Financial Holdings, Inc.	6,078,808
4,594	Moody’s Corp.	2,369,264
32,712	Morgan Stanley	4,660,151
1,998	MSCI, Inc.	1,121,597
51,531	Nasdaq, Inc.	4,958,313
45,430	Northern Trust Corp.	5,905,900
15,021	Raymond James Financial, Inc.	2,510,460
61,516	Robinhood Markets, Inc., Class A (a)	6,339,224
2,186	S&P Global, Inc.	1,204,705
43,331	State Street Corp.	4,842,239
59,687	T. Rowe Price Group, Inc.	6,055,246
		90,557,139
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals — 1.7%
62,608	CF Industries Holdings, Inc.	$5,811,901
15,458	Corteva, Inc.	1,114,985
174,014	Dow, Inc.	4,052,786
4,276	Ecolab, Inc.	1,119,286
79,640	LyondellBasell Industries N.V., Class A	4,613,545
30,381	PPG Industries, Inc.	3,205,195
20,975	RPM International, Inc.	2,462,675
		22,380,373
	Commercial Services & Supplies — 0.9%
15,506	Cintas Corp.	3,450,860
14,014	Republic Services, Inc.	3,232,329
40,836	Rollins, Inc.	2,338,678
10,068	Waste Management, Inc.	2,307,183
		11,329,050
	Communications Equipment — 0.7%
22,520	Arista Networks, Inc. (a)	2,774,915
49,812	Cisco Systems, Inc.	3,391,201
11,741	F5, Inc. (a)	3,679,864
		9,845,980
	Construction & Engineering — 1.6%
10,741	Comfort Systems USA, Inc.	7,554,145
10,767	EMCOR Group, Inc.	6,756,185
15,233	Quanta Services, Inc.	6,186,578
		20,496,908
	Consumer Finance — 1.3%
14,447	American Express Co.	4,324,131
5,414	Capital One Financial Corp.	1,164,010
316,303	SoFi Technologies, Inc. (a)	7,142,122
69,042	Synchrony Financial	4,810,156
		17,440,419
	Consumer Staples Distribution & Retail — 2.0%
2,257	Casey’s General Stores, Inc.	1,173,933
3,491	Costco Wholesale Corp.	3,280,283
20,144	Dollar General Corp.	2,113,106
48,179	Kroger (The) Co.	3,377,348
34,985	Sprouts Farmers Market, Inc. (a)	5,301,627
58,388	Target Corp.	5,867,994
14,960	US Foods Holding Corp. (a)	1,246,617
47,125	Walmart, Inc.	4,617,307
		26,978,215
	Containers & Packaging — 0.9%
13,130	Avery Dennison Corp.	2,202,820
41,076	Ball Corp.	2,352,012
Shares	Description	Value

	Containers & Packaging (Continued)
49,199	International Paper Co.	$2,299,561
24,450	Packaging Corp. of America	4,737,188
		11,591,581
	Distributors — 0.2%
18,993	Genuine Parts Co.	2,447,818
	Diversified Telecommunication Services — 0.8%
159,222	AT&T, Inc.	4,364,275
133,114	Verizon Communications, Inc.	5,691,955
		10,056,230
	Electric Utilities — 3.7%
57,151	Alliant Energy Corp.	3,715,386
33,307	American Electric Power Co., Inc.	3,768,354
17,845	Constellation Energy Corp.	6,207,205
39,051	Duke Energy Corp.	4,750,164
111,626	Edison International	5,817,947
13,859	Entergy Corp.	1,253,269
72,428	Eversource Energy	4,787,491
106,124	Exelon Corp.	4,769,212
85,839	FirstEnergy Corp.	3,666,184
7,174	NRG Energy, Inc.	1,199,493
33,992	PPL Corp.	1,213,174
25,089	Southern (The) Co.	2,370,409
67,663	Xcel Energy, Inc.	4,969,171
		48,487,459
	Electrical Equipment — 1.7%
9,681	Eaton Corp. PLC	3,724,474
8,639	Emerson Electric Co.	1,257,061
10,885	GE Vernova, Inc.	7,187,257
2,820	Hubbell, Inc.	1,233,694
6,937	Rockwell Automation, Inc.	2,439,812
44,855	Vertiv Holdings Co., Class A	6,530,888
		22,373,186
	Electronic Equipment, Instruments & Components — 1.3%
58,328	Amphenol Corp., Class A	6,212,515
6,451	CDW Corp.	1,124,925
4,497	Teledyne Technologies, Inc. (a)	2,477,937
75,808	Trimble, Inc. (a)	6,359,533
3,736	Zebra Technologies Corp., Class A (a)	1,266,579
		17,441,489
	Energy Equipment & Services — 0.9%
282,623	Halliburton Co.	6,330,755
170,410	Schlumberger N.V.	5,759,858
		12,090,613
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment — 1.9%
7,212	Electronic Arts, Inc.	$1,099,758
22,048	Liberty Media Corp.-Liberty Formula One, Class C (a)	2,212,517
30,459	Live Nation Entertainment, Inc. (a)	4,498,794
4,302	Netflix, Inc. (a)	4,987,739
54,752	ROBLOX Corp., Class A (a)	7,544,278
14,232	Take-Two Interactive Software, Inc. (a)	3,169,893
18,578	Walt Disney (The) Co.	2,212,826
		25,725,805
	Financial Services — 2.8%
83,308	Affirm Holdings, Inc. (a)	5,711,597
11,857	Berkshire Hathaway, Inc., Class B (a)	5,595,081
67,833	Block, Inc. (a)	5,240,778
14,151	Fidelity National Information Services, Inc.	1,123,731
71,962	Global Payments, Inc.	5,753,362
4,101	Mastercard, Inc., Class A	2,323,093
46,501	PayPal Holdings, Inc. (a)	3,197,409
130,049	Toast, Inc., Class A (a)	6,351,593
6,490	Visa, Inc., Class A	2,242,100
		37,538,744
	Food Products — 2.1%
87,304	Archer-Daniels-Midland Co.	4,730,131
88,938	General Mills, Inc.	4,356,183
13,883	Hershey (The) Co.	2,584,043
114,245	Hormel Foods Corp.	3,209,142
223,078	Kraft Heinz (The) Co.	6,125,722
15,195	McCormick & Co., Inc.	1,073,223
17,082	Mondelez International, Inc., Class A	1,105,034
82,372	Tyson Foods, Inc., Class A	4,308,056
		27,491,534
	Gas Utilities — 0.3%
22,426	Atmos Energy Corp.	3,496,662
	Ground Transportation — 1.4%
105,911	CSX Corp.	3,764,077
32,088	J.B. Hunt Transport Services, Inc.	4,622,276
13,502	Norfolk Southern Corp.	3,753,556
7,098	Old Dominion Freight Line, Inc.	1,059,376
37,041	Uber Technologies, Inc. (a)	3,250,348
10,015	Union Pacific Corp.	2,223,030
		18,672,663
	Health Care Equipment & Supplies — 3.5%
33,878	Abbott Laboratories	4,275,065
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
6,084	Align Technology, Inc. (a)	$784,897
13,375	Becton Dickinson & Co.	2,384,094
42,900	Boston Scientific Corp. (a)	4,501,068
32,378	Cooper (The) Cos., Inc. (a)	2,288,801
13,197	Dexcom, Inc. (a)	1,065,922
46,657	GE HealthCare Technologies, Inc.	3,327,577
35,358	Hologic, Inc. (a)	2,362,621
6,444	IDEXX Laboratories, Inc. (a)	3,443,094
14,667	Insulet Corp. (a)	4,229,963
4,240	Intuitive Surgical, Inc. (a)	2,039,821
39,646	Medtronic PLC	3,577,655
8,930	ResMed, Inc.	2,428,424
4,796	STERIS PLC	1,086,246
5,823	Stryker Corp.	2,286,867
63,149	Zimmer Biomet Holdings, Inc.	5,787,606
		45,869,721
	Health Care Providers & Services — 2.3%
106,113	Centene Corp. (a)	2,766,366
10,455	Cigna Group (The)	2,795,458
66,801	CVS Health Corp.	4,148,342
11,847	Elevance Health, Inc.	3,353,649
3,006	HCA Healthcare, Inc.	1,064,094
18,847	Humana, Inc.	4,709,300
8,777	Labcorp Holdings, Inc.	2,282,722
15,466	Molina Healthcare, Inc. (a)	2,441,617
19,238	Quest Diagnostics, Inc.	3,220,633
14,769	UnitedHealth Group, Inc.	3,685,752
		30,467,933
	Health Care REITs — 0.6%
63,443	Alexandria Real Estate Equities, Inc.	4,848,948
22,480	Welltower, Inc.	3,710,774
		8,559,722
	Health Care Technology — 0.3%
16,001	Veeva Systems, Inc., Class A (a)	4,547,484
	Hotels, Restaurants & Leisure — 2.7%
796	Booking Holdings, Inc.	4,381,232
204,832	Carnival Corp. (a)	6,097,849
5,286	Darden Restaurants, Inc.	1,066,028
23,365	DoorDash, Inc., Class A (a)	5,847,091
80,578	DraftKings, Inc., Class A (a)	3,629,233
13,658	Expedia Group, Inc.	2,461,445
12,975	Hilton Worldwide Holdings, Inc.	3,478,338
8,432	Marriott International, Inc., Class A	2,224,614
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
18,394	Royal Caribbean Cruises Ltd.	$5,846,901
7,774	Yum! Brands, Inc.	1,120,622
		36,153,353
	Household Durables — 1.8%
44,678	D.R. Horton, Inc.	6,381,806
5,520	Garmin Ltd.	1,207,555
52,073	Lennar Corp., Class A	5,841,549
623	NVR, Inc. (a)	4,703,332
54,617	PulteGroup, Inc.	6,167,352
		24,301,594
	Household Products — 0.2%
17,871	Kimberly-Clark Corp.	2,227,084
	Independent Power and Renewable Electricity Producers — 0.5%
29,719	Vistra Corp.	6,197,600
	Industrial Conglomerates — 0.3%
7,567	3M Co.	1,129,148
9,893	Honeywell International, Inc.	2,199,708
		3,328,856
	Industrial REITs — 0.2%
21,917	Prologis, Inc.	2,340,297
	Insurance — 4.1%
10,924	Aflac, Inc.	1,085,409
17,167	Allstate (The) Corp.	3,489,193
53,837	American International Group, Inc.	4,179,366
63,260	Arch Capital Group Ltd.	5,444,156
10,390	Brown & Brown, Inc.	949,334
11,927	Chubb Ltd.	3,173,059
23,208	Cincinnati Financial Corp.	3,423,412
6,779	Everest Group Ltd.	2,276,388
61,647	Fidelity National Financial, Inc.	3,478,740
36,319	Hartford Insurance Group (The), Inc.	4,517,720
50,272	Loews Corp.	4,551,627
2,306	Markel Group, Inc. (a)	4,631,117
28,649	MetLife, Inc.	2,175,891
14,504	Principal Financial Group, Inc.	1,128,846
12,950	Progressive (The) Corp.	3,134,418
10,722	Prudential Financial, Inc.	1,110,585
5,806	Reinsurance Group of America, Inc.	1,117,365
12,916	Travelers (The) Cos., Inc.	3,361,260
15,681	W.R. Berkley Corp.	1,079,010
		54,306,896
Shares	Description	Value

	Interactive Media & Services — 1.0%
6,536	Alphabet, Inc., Class A	$1,254,258
6,244	Meta Platforms, Inc., Class A	4,829,359
96,373	Pinterest, Inc., Class A (a)	3,719,998
22,952	Reddit, Inc., Class A (a)	3,685,862
		13,489,477
	IT Services — 2.9%
7,708	Accenture PLC, Class A	2,058,807
43,329	Akamai Technologies, Inc. (a)	3,306,436
29,411	Cloudflare, Inc., Class A (a)	6,108,077
73,815	Cognizant Technology Solutions Corp., Class A	5,296,964
6,398	GoDaddy, Inc., Class A (a)	1,033,789
11,723	International Business Machines Corp.	2,967,677
11,523	Okta, Inc. (a)	1,126,949
25,741	Snowflake, Inc. (a)	5,753,114
46,317	Twilio, Inc., Class A (a)	5,974,893
15,954	VeriSign, Inc.	4,289,552
		37,916,258
	Life Sciences Tools & Services — 1.2%
427,924	Avantor, Inc. (a)	5,751,299
5,831	Danaher Corp.	1,149,640
14,620	IQVIA Holdings, Inc. (a)	2,717,273
23,821	Revvity, Inc.	2,093,866
8,524	Thermo Fisher Scientific, Inc.	3,986,504
		15,698,582
	Machinery — 2.9%
5,935	Caterpillar, Inc.	2,599,649
3,517	Cummins, Inc.	1,292,920
4,531	Deere & Co.	2,375,920
31,435	Dover Corp.	5,694,136
88,392	Fortive Corp.	4,236,629
13,122	IDEX Corp.	2,145,578
48,474	PACCAR, Inc.	4,787,292
4,948	Parker-Hannifin Corp.	3,621,441
14,807	Snap-on, Inc.	4,755,860
22,011	Westinghouse Air Brake Technologies Corp.	4,227,213
17,811	Xylem, Inc.	2,575,827
		38,312,465
	Media — 1.3%
5,636	Charter Communications, Inc., Class A (a)	1,518,113
161,385	Comcast Corp., Class A	5,362,823
82,226	Fox Corp., Class A	4,584,922
38,762	News Corp., Class A	1,136,502
64,053	Omnicom Group, Inc.	4,615,019
		17,217,379
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining — 1.7%
26,573	Freeport-McMoRan, Inc.	$1,069,298
98,864	Newmont Corp.	6,139,455
35,571	Nucor Corp.	5,089,143
14,680	Reliance, Inc.	4,259,108
44,995	Steel Dynamics, Inc.	5,739,562
		22,296,566
	Multi-Utilities — 2.5%
35,985	Ameren Corp.	3,639,163
94,063	CenterPoint Energy, Inc.	3,651,526
49,884	CMS Energy Corp.	3,681,439
45,918	Consolidated Edison, Inc.	4,752,513
61,145	Dominion Energy, Inc.	3,573,925
34,787	DTE Energy Co.	4,814,869
85,670	NiSource, Inc.	3,636,692
13,684	Public Service Enterprise Group, Inc.	1,228,686
33,166	WEC Energy Group, Inc.	3,617,747
		32,596,560
	Oil, Gas & Consumable Fuels — 5.2%
9,461	Cheniere Energy, Inc.	2,231,661
40,226	Chevron Corp.	6,099,871
64,184	ConocoPhillips	6,119,303
226,944	Coterra Energy, Inc.	5,535,164
181,071	Devon Energy Corp.	6,015,179
41,920	Diamondback Energy, Inc.	6,231,827
48,156	EOG Resources, Inc.	5,779,683
39,506	EQT Corp.	2,123,447
53,432	Exxon Mobil Corp.	5,965,148
78,366	Kinder Morgan, Inc.	2,198,950
20,806	Marathon Petroleum Corp.	3,540,973
137,107	Occidental Petroleum Corp.	6,024,482
28,968	Phillips 66	3,579,865
6,617	Targa Resources Corp.	1,101,135
17,140	Valero Energy Corp.	2,353,493
55,022	Williams (The) Cos., Inc.	3,298,569
		68,198,750
	Passenger Airlines — 0.6%
23,424	Delta Air Lines, Inc.	1,246,391
106,533	Southwest Airlines Co.	3,295,066
43,399	United Airlines Holdings, Inc. (a)	3,832,565
		8,374,022
	Pharmaceuticals — 1.4%
74,659	Bristol-Myers Squibb Co.	3,233,481
30,166	Johnson & Johnson	4,969,547
72,763	Merck & Co., Inc.	5,684,246
190,095	Pfizer, Inc.	4,427,312
		18,314,586
Shares	Description	Value

	Professional Services — 1.4%
7,471	Automatic Data Processing, Inc.	$2,312,275
33,188	Booz Allen Hamilton Holding Corp.	3,562,068
14,221	Broadridge Financial Solutions, Inc.	3,519,840
29,208	Leidos Holdings, Inc.	4,663,057
27,826	SS&C Technologies Holdings, Inc.	2,378,566
13,092	TransUnion	1,246,227
3,698	Verisk Analytics, Inc.	1,030,670
		18,712,703
	Real Estate Management & Development — 0.2%
32,891	Zillow Group, Inc., Class C (a)	2,616,479
	Retail REITs — 0.3%
164,410	Kimco Realty Corp.	3,490,424
19,995	Realty Income Corp.	1,122,320
		4,612,744
	Semiconductors & Semiconductor Equipment — 3.3%
12,586	Applied Materials, Inc.	2,266,235
25,480	Astera Labs, Inc. (a)	3,483,880
16,716	Broadcom, Inc.	4,909,489
14,283	Entegris, Inc.	1,120,644
6,960	First Solar, Inc. (a)	1,216,121
2,572	KLA Corp.	2,260,865
11,835	Lam Research Corp.	1,122,431
14,883	Marvell Technology, Inc.	1,196,147
46,733	Micron Technology, Inc.	5,100,440
4,725	Monolithic Power Systems, Inc.	3,360,609
29,165	NVIDIA Corp.	5,187,579
10,545	NXP Semiconductors N.V.	2,254,205
21,980	ON Semiconductor Corp. (a)	1,238,793
28,932	QUALCOMM, Inc.	4,246,060
38,433	Teradyne, Inc.	4,128,857
		43,092,355
	Software — 5.0%
13,161	AppLovin Corp., Class A (a)	5,142,003
7,442	Autodesk, Inc. (a)	2,255,745
3,739	Cadence Design Systems, Inc. (a)	1,363,127
9,048	Crowdstrike Holdings, Inc., Class A (a)	4,112,949
8,576	Datadog, Inc., Class A (a)	1,200,469
41,730	Dynatrace, Inc. (a)	2,195,415
32,689	Fortinet, Inc. (a)	3,265,631
39,182	Gen Digital, Inc.	1,155,477
19,570	Guidewire Software, Inc. (a)	4,427,125
5,850	Intuit, Inc.	4,593,011
4,631	Microsoft Corp.	2,470,639
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
8,550	MicroStrategy, Inc., Class A (a)	$3,435,903
45,210	Nutanix, Inc., Class A (a)	3,398,436
21,077	Oracle Corp.	5,348,710
42,253	Palantir Technologies, Inc., Class A (a)	6,690,763
16,887	Palo Alto Networks, Inc. (a)	2,931,583
3,362	ServiceNow, Inc. (a)	3,170,769
44,318	Zoom Communications, Inc. (a)	3,281,748
18,347	Zscaler, Inc. (a)	5,239,169
		65,678,672
	Specialized REITs — 0.3%
22,462	Iron Mountain, Inc.	2,186,900
4,905	SBA Communications Corp.	1,102,252
44,842	Weyerhaeuser Co.	1,123,292
		4,412,444
	Specialty Retail — 2.1%
620	AutoZone, Inc. (a)	2,336,396
68,641	Best Buy Co., Inc.	4,465,783
17,095	Carvana Co. (a)	6,669,956
3,142	Home Depot (The), Inc.	1,154,716
5,192	Lowe’s Cos., Inc.	1,160,775
25,564	O’Reilly Automotive, Inc. (a)	2,513,453
18,058	Ross Stores, Inc.	2,465,639
9,327	TJX (The) Cos., Inc.	1,161,491
21,830	Tractor Supply Co.	1,243,219
7,388	Ulta Beauty, Inc. (a)	3,804,894
7,051	Williams-Sonoma, Inc.	1,318,890
		28,295,212
	Technology Hardware, Storage & Peripherals — 1.9%
281,657	Hewlett Packard Enterprise Co.	5,827,483
47,096	HP, Inc.	1,167,981
10,811	NetApp, Inc.	1,125,750
20,005	Pure Storage, Inc., Class A (a)	1,190,698
7,982	Seagate Technology Holdings PLC	1,253,254
117,524	Super Micro Computer, Inc. (a)	6,930,390
90,012	Western Digital Corp.	7,083,044
		24,578,600
	Textiles, Apparel & Luxury Goods — 0.4%
52,476	Tapestry, Inc.	5,668,982
	Tobacco — 0.4%
19,649	Altria Group, Inc.	1,217,059
25,300	Philip Morris International, Inc.	4,150,465
		5,367,524
	Trading Companies & Distributors — 0.6%
54,857	Fastenal Co.	2,530,553
Shares	Description	Value

	Trading Companies & Distributors (Continued)
4,589	United Rentals, Inc.	$4,051,812
1,107	W.W. Grainger, Inc.	1,150,771
		7,733,136
	Water Utilities — 0.2%
16,563	American Water Works Co., Inc.	2,322,795
	Wireless Telecommunication Services — 0.2%
9,670	T-Mobile US, Inc.	2,305,425
	Total Common Stocks	1,317,382,462
	(Cost $1,130,933,651)
MONEY MARKET FUNDS — 0.2%
2,774,239	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	2,774,239
	(Cost $2,774,239)

	Total Investments — 100.0%	1,320,156,701
	(Cost $1,133,707,890)
	Net Other Assets and Liabilities — (0.0)%	(101,153)
	Net Assets — 100.0%	$1,320,055,548

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,317,382,462	$ 1,317,382,462	$ —	$ —
Money Market Funds	2,774,239	2,774,239	—	—
Total Investments	$1,320,156,701	$1,320,156,701	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.7%
14,405	AeroVironment, Inc. (a)	$3,855,354
38,033	ATI, Inc. (a)	2,926,259
28,492	BWX Technologies, Inc.	4,328,790
8,401	Curtiss-Wright Corp.	4,118,338
14,534	Hexcel Corp.	870,732
10,199	Huntington Ingalls Industries, Inc.	2,844,093
70,696	Kratos Defense & Security Solutions, Inc. (a)	4,149,855
88,312	Leonardo DRS, Inc.	3,673,779
38,109	Loar Holdings, Inc. (a)	2,816,636
4,536	Moog, Inc., Class A	878,079
114,754	Rocket Lab Corp. (a)	5,269,504
30,674	Textron, Inc.	2,385,517
13,399	Woodward, Inc.	3,444,615
		41,561,551
	Air Freight & Logistics — 0.2%
8,557	C.H. Robinson Worldwide, Inc.	986,793
33,715	GXO Logistics, Inc. (a)	1,675,973
		2,662,766
	Automobile Components — 1.8%
60,170	Aptiv PLC (a)	4,130,069
98,083	BorgWarner, Inc.	3,609,454
13,386	Dorman Products, Inc. (a)	1,614,619
186,666	Gentex Corp.	4,931,716
43,218	Lear Corp.	4,075,025
16,669	Modine Manufacturing Co. (a)	2,242,981
		20,603,864
	Automobiles — 0.4%
59,748	Rivian Automotive, Inc., Class A (a) (b)	768,957
36,975	Thor Industries, Inc.	3,364,355
		4,133,312
	Banks — 6.1%
38,067	Ameris Bancorp	2,601,879
33,661	Associated Banc-Corp.	832,773
32,388	Axos Financial, Inc. (a)	2,796,704
19,923	BancFirst Corp.	2,480,812
69,778	Bank OZK	3,440,055
25,226	BOK Financial Corp.	2,561,196
102,683	Cadence Bank	3,578,503
41,288	Comerica, Inc.	2,789,830
13,206	Commerce Bancshares, Inc.	808,207
12,773	Cullen/Frost Bankers, Inc.	1,627,408
24,391	East West Bancorp, Inc.	2,445,198
45,635	First Financial Bankshares, Inc.	1,579,884
77,449	First Horizon Corp.	1,689,163
Shares	Description	Value

	Banks (Continued)
168,922	FNB Corp.	$2,587,885
19,057	Glacier Bancorp, Inc.	835,268
42,908	Hancock Whitney Corp.	2,562,466
57,692	Home BancShares, Inc.	1,624,607
49,336	International Bancshares Corp.	3,363,728
76,940	Old National Bancorp	1,624,203
14,871	Pinnacle Financial Partners, Inc.	1,307,012
22,347	Popular, Inc.	2,560,519
35,063	Prosperity Bancshares, Inc.	2,335,897
10,592	ServisFirst Bancshares, Inc.	833,061
17,842	SouthState Corp.	1,680,181
31,729	Synovus Financial Corp.	1,498,878
7,808	UMB Financial Corp.	858,802
67,606	United Bankshares, Inc.	2,401,365
82,675	United Community Banks, Inc.	2,521,588
275,797	Valley National Bancorp	2,556,638
45,107	Webster Financial Corp.	2,600,419
21,055	Western Alliance Bancorp	1,633,026
13,242	Wintrust Financial Corp.	1,694,711
47,416	Zions Bancorp N.A.	2,542,446
		68,854,312
	Beverages — 0.6%
17,697	Celsius Holdings, Inc. (a)	802,382
7,353	Coca-Cola Consolidated, Inc.	821,698
85,357	Molson Coors Beverage Co., Class B	4,158,593
18,987	National Beverage Corp. (a)	869,984
		6,652,657
	Biotechnology — 1.5%
114,778	Alkermes PLC (a)	3,040,469
38,024	Bridgebio Pharma, Inc. (a)	1,797,394
46,347	Exact Sciences Corp. (a)	2,175,992
93,131	Exelixis, Inc. (a)	3,373,205
15,782	Halozyme Therapeutics, Inc. (a)	946,447
24,472	Insmed, Inc. (a)	2,625,356
68,432	TG Therapeutics, Inc. (a)	2,429,336
		16,388,199
	Broadline Retail — 1.1%
9,824	Dillard’s, Inc., Class A	4,587,120
352,040	Macy’s, Inc.	4,446,265
24,919	Ollie’s Bargain Outlet Holdings, Inc. (a)	3,404,683
		12,438,068
	Building Products — 2.0%
25,040	A.O. Smith Corp.	1,772,582
14,295	Advanced Drainage Systems, Inc.	1,640,351
17,088	Allegion PLC	2,835,241
20,215	Armstrong World Industries, Inc.	3,803,857
63,788	Fortune Brands Innovations, Inc.	3,478,997
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
15,858	Simpson Manufacturing Co., Inc.	$2,845,401
15,098	Trex Co., Inc. (a)	969,896
33,050	UFP Industries, Inc.	3,238,900
44,897	Zurn Elkay Water Solutions Corp.	1,986,692
		22,571,917
	Capital Markets — 3.5%
16,690	Affiliated Managers Group, Inc.	3,502,730
3,040	Evercore, Inc., Class A	915,466
68,843	Franklin Resources, Inc.	1,652,232
226,261	Golub Capital BDC, Inc.	3,384,865
5,776	Hamilton Lane, Inc., Class A	879,685
18,247	Houlihan Lokey, Inc.	3,478,973
260,290	Invesco Ltd.	5,468,693
17,110	Lazard, Inc.	889,378
27,803	Main Street Capital Corp.	1,798,854
3,676	MarketAxess Holdings, Inc.	755,418
2,615	Morningstar, Inc.	722,943
2,954	Piper Sandler Cos.	931,455
19,901	PJT Partners, Inc., Class A	3,554,717
36,544	SEI Investments Co.	3,220,257
29,584	StepStone Group, Inc., Class A	1,756,106
7,911	Stifel Financial Corp.	902,803
31,305	TPG, Inc.	1,786,576
16,823	Tradeweb Markets, Inc., Class A	2,330,827
25,787	Victory Capital Holdings, Inc., Class A	1,776,982
		39,708,960
	Chemicals — 2.6%
76,226	Avient Corp.	2,406,455
82,952	Axalta Coating Systems Ltd. (a)	2,349,201
54,730	Cabot Corp.	3,950,411
54,980	Eastman Chemical Co.	3,992,098
108,736	Element Solutions, Inc.	2,566,170
78,653	FMC Corp.	3,070,613
90,018	Mosaic (The) Co.	3,241,548
4,753	NewMarket Corp.	3,265,311
24,892	Scotts Miracle-Gro (The) Co.	1,559,733
43,248	Westlake Corp.	3,429,566
		29,831,106
	Commercial Services & Supplies — 0.6%
14,230	Casella Waste Systems, Inc., Class A (a)	1,547,228
10,654	Clean Harbors, Inc. (a)	2,512,320
4,902	MSA Safety, Inc.	871,919
45,659	Tetra Tech, Inc.	1,677,511
		6,608,978
Shares	Description	Value

	Communications Equipment — 0.3%
34,544	Lumentum Holdings, Inc. (a)	$3,802,603
	Construction & Engineering — 3.3%
36,372	AECOM	4,100,579
24,122	API Group Corp. (a)	870,080
18,935	Arcosa, Inc.	1,626,138
16,796	Dycom Industries, Inc. (a)	4,514,933
80,061	Fluor Corp. (a)	4,545,063
13,857	IES Holdings, Inc. (a)	4,892,491
24,085	MasTec, Inc. (a)	4,557,123
52,666	Primoris Services Corp.	4,959,557
17,791	Sterling Infrastructure, Inc. (a)	4,760,694
7,542	Valmont Industries, Inc.	2,744,911
		37,571,569
	Consumer Finance — 1.6%
84,308	Ally Financial, Inc.	3,191,058
1,612	Credit Acceptance Corp. (a)	790,331
24,299	FirstCash Holdings, Inc.	3,238,814
43,208	OneMain Holdings, Inc.	2,496,990
100,147	SLM Corp.	3,184,674
63,463	Upstart Holdings, Inc. (a)	5,187,466
		18,089,333
	Consumer Staples Distribution & Retail — 0.7%
114,499	Albertsons Cos., Inc., Class A	2,200,671
7,615	BJ’s Wholesale Club Holdings, Inc. (a)	806,429
72,587	Maplebear, Inc. (a)	3,481,998
9,385	Performance Food Group Co. (a)	942,254
		7,431,352
	Containers & Packaging — 1.1%
5,248	AptarGroup, Inc.	824,671
7,973	Crown Holdings, Inc.	792,197
194,817	Graphic Packaging Holding Co.	4,356,108
52,915	Sealed Air Corp.	1,548,822
45,457	Silgan Holdings, Inc.	2,115,114
56,539	Sonoco Products Co.	2,548,213
		12,185,125
	Distributors — 0.2%
88,727	LKQ Corp.	2,614,785
	Diversified Consumer Services — 2.1%
387,701	ADT, Inc.	3,237,303
32,263	Adtalem Global Education, Inc. (a)	3,686,693
13,285	Bright Horizons Family Solutions, Inc. (a)	1,502,533
10,011	Duolingo, Inc. (a)	3,469,312
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
69,644	Frontdoor, Inc. (a)	$4,074,174
13,030	Grand Canyon Education, Inc. (a)	2,197,249
44,870	H&R Block, Inc.	2,438,236
28,272	Stride, Inc. (a)	3,625,319
		24,230,819
	Diversified REITs — 0.2%
25,727	Essential Properties Realty Trust, Inc.	784,416
26,322	WP Carey, Inc.	1,688,820
		2,473,236
	Diversified Telecommunication Services — 0.6%
87,841	AST SpaceMobile, Inc. (a) (b)	4,670,506
562,300	Lumen Technologies, Inc. (a)	2,502,235
		7,172,741
	Electric Utilities — 1.5%
47,640	Evergy, Inc.	3,372,912
21,331	IDACORP, Inc.	2,673,414
73,994	OGE Energy Corp.	3,360,808
36,704	Pinnacle West Capital Corp.	3,326,116
101,029	Portland General Electric Co.	4,154,313
		16,887,563
	Electrical Equipment — 1.3%
5,503	Acuity, Inc.	1,713,359
171,605	Bloom Energy Corp., Class A (a)	6,416,311
11,466	Generac Holdings, Inc. (a)	2,232,316
45,297	NEXTracker, Inc., Class A (a)	2,639,003
11,326	Regal Rexnord Corp.	1,731,519
		14,732,508
	Electronic Equipment, Instruments & Components — 2.4%
19,328	Arrow Electronics, Inc. (a)	2,242,048
61,865	Avnet, Inc.	3,275,133
13,407	Badger Meter, Inc.	2,530,705
28,358	Belden, Inc.	3,506,467
36,809	Coherent Corp. (a)	3,960,648
5,944	Insight Enterprises, Inc. (a)	704,840
24,948	Itron, Inc. (a)	3,107,024
3,620	Littelfuse, Inc.	931,535
16,783	Sanmina Corp. (a)	1,947,499
18,149	TD SYNNEX Corp.	2,620,534
66,744	Vontier Corp.	2,767,874
		27,594,307
	Energy Equipment & Services — 1.0%
33,063	Archrock, Inc.	772,352
Shares	Description	Value

	Energy Equipment & Services (Continued)
47,912	Kodiak Gas Services, Inc.	$1,548,995
330,232	NOV, Inc.	4,154,319
81,590	Weatherford International PLC	4,613,914
		11,089,580
	Entertainment — 0.9%
7,857	Madison Square Garden Sports Corp. (a)	1,587,900
46,703	Roku, Inc. (a)	4,397,554
22,560	TKO Group Holdings, Inc.	3,790,306
		9,775,760
	Financial Services — 2.5%
110,493	Enact Holdings, Inc.	3,840,737
67,591	Essent Group Ltd.	3,784,420
24,293	Euronet Worldwide, Inc. (a)	2,360,794
9,246	Jackson Financial, Inc., Class A	809,580
147,441	MGIC Investment Corp.	3,818,722
24,718	PennyMac Financial Services, Inc.	2,302,234
113,960	Radian Group, Inc.	3,716,236
87,476	Remitly Global, Inc. (a)	1,443,354
33,133	Shift4 Payments, Inc., Class A (a) (b)	3,412,699
23,125	Voya Financial, Inc.	1,618,750
5,589	WEX, Inc. (a)	948,341
		28,055,867
	Food Products — 2.4%
51,131	Bunge Global S.A.	4,078,209
41,202	Cal-Maine Foods, Inc.	4,579,190
80,355	Campbell’s (The) Co.	2,564,932
120,317	Conagra Brands, Inc.	2,196,988
64,915	Darling Ingredients, Inc. (a)	2,101,948
205,495	Flowers Foods, Inc.	3,257,096
24,215	Ingredion, Inc.	3,185,241
9,504	Marzetti (The) Company	1,689,431
30,119	Post Holdings, Inc. (a)	3,186,891
		26,839,926
	Gas Utilities — 1.6%
91,583	New Jersey Resources Corp.	4,204,575
45,697	ONE Gas, Inc.	3,322,172
44,143	Southwest Gas Holdings, Inc.	3,449,334
44,990	Spire, Inc.	3,350,405
90,165	UGI Corp.	3,262,170
		17,588,656
	Ground Transportation — 0.9%
74,244	Knight-Swift Transportation Holdings, Inc.	3,155,370
5,904	Landstar System, Inc.	787,416
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation (Continued)
20,653	Ryder System, Inc.	$3,670,245
45,297	U-Haul Holding Co.	2,355,444
		9,968,475
	Health Care Equipment & Supplies — 0.6%
6,212	ICU Medical, Inc. (a)	797,683
6,676	Integer Holdings Corp. (a)	724,413
4,880	Masimo Corp. (a)	750,495
6,398	Penumbra, Inc. (a)	1,614,023
10,825	Solventum Corp. (a)	772,472
20,808	Teleflex, Inc.	2,486,556
		7,145,642
	Health Care Providers & Services — 3.4%
180,908	Acadia Healthcare Co., Inc. (a)	3,938,367
174,004	BrightSpring Health Services, Inc. (a)	3,593,183
3,372	Chemed Corp.	1,390,276
7,988	CorVel Corp. (a)	707,737
11,526	DaVita, Inc. (a)	1,617,905
33,473	Encompass Health Corp.	3,685,712
26,609	Ensign Group (The), Inc.	3,991,350
78,876	Guardant Health, Inc. (a)	3,232,338
23,510	HealthEquity, Inc. (a)	2,280,470
22,477	Henry Schein, Inc. (a)	1,520,569
82,342	Hims & Hers Health, Inc. (a)	5,449,393
25,276	Option Care Health, Inc. (a)	741,851
13,993	Tenet Healthcare Corp. (a)	2,256,791
22,661	Universal Health Services, Inc., Class B	3,771,923
		38,177,865
	Health Care REITs — 0.6%
89,381	American Healthcare REIT, Inc.	3,453,682
53,657	CareTrust REIT, Inc.	1,706,293
89,042	Sabra Health Care REIT, Inc.	1,605,427
		6,765,402
	Health Care Technology — 0.5%
40,151	Doximity, Inc., Class A (a)	2,358,871
80,348	Waystar Holding Corp. (a)	2,971,269
		5,330,140
	Hotel & Resort REITs — 0.1%
53,447	Host Hotels & Resorts, Inc.	840,187
8,320	Ryman Hospitality Properties, Inc.	790,899
		1,631,086
Shares	Description	Value

	Hotels, Restaurants & Leisure — 3.1%
19,606	Aramark	$834,431
41,977	Boyd Gaming Corp.	3,563,847
22,762	Brinker International, Inc. (a)	3,587,291
86,752	Caesars Entertainment, Inc. (a)	2,314,543
24,016	Dutch Bros, Inc., Class A (a)	1,423,428
19,768	Hilton Grand Vacations, Inc. (a)	886,002
5,879	Hyatt Hotels Corp., Class A	828,763
108,270	Life Time Group Holdings, Inc. (a)	3,109,515
8,529	Light & Wonder, Inc. (a)	821,513
47,745	MGM Resorts International (a)	1,740,305
40,481	Norwegian Cruise Line Holdings Ltd. (a)	1,034,694
22,585	Planet Fitness, Inc., Class A (a)	2,466,056
23,356	Shake Shack, Inc., Class A (a)	2,810,661
13,142	Texas Roadhouse, Inc.	2,432,979
10,449	Vail Resorts, Inc.	1,570,067
7,313	Wingstop, Inc.	2,759,488
26,294	Wynn Resorts Ltd.	2,866,835
		35,050,418
	Household Durables — 2.7%
3,778	Cavco Industries, Inc. (a)	1,525,065
39,336	Champion Homes, Inc. (a)	2,395,562
9,106	Installed Building Products, Inc.	1,842,053
77,492	KB Home	4,282,208
61,292	Meritage Homes Corp.	4,127,403
39,152	Mohawk Industries, Inc. (a)	4,483,296
152,028	Newell Brands, Inc.	852,877
66,832	Taylor Morrison Home Corp. (a)	3,961,801
35,967	Toll Brothers, Inc.	4,257,054
7,608	TopBuild Corp. (a)	2,818,232
		30,545,551
	Household Products — 0.3%
153,307	Reynolds Consumer Products, Inc.	3,447,874
	Independent Power and Renewable Electricity Producers — 1.0%
312,151	AES (The) Corp.	4,104,786
19,601	Ormat Technologies, Inc.	1,752,525
14,118	Talen Energy Corp. (a)	5,330,533
		11,187,844
	Industrial REITs — 0.2%
67,884	STAG Industrial, Inc.	2,330,458
	Insurance — 3.4%
13,010	American Financial Group, Inc.	1,624,949
8,315	Assurant, Inc.	1,557,399
47,127	Assured Guaranty Ltd.	3,986,002
31,629	Axis Capital Holdings Ltd.	2,968,065
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
63,837	CNO Financial Group, Inc.	$2,351,755
13,373	First American Financial Corp.	803,049
26,420	Globe Life, Inc.	3,711,217
9,666	Hanover Insurance Group (The), Inc.	1,658,976
38,160	Kemper Corp.	2,350,274
3,393	Kinsale Capital Group, Inc.	1,495,261
94,908	Lincoln National Corp.	3,616,944
64,070	Old Republic International Corp.	2,317,412
5,999	Primerica, Inc.	1,593,514
16,898	RenaissanceRe Holdings Ltd.	4,118,719
12,074	Ryan Specialty Holdings, Inc.	738,808
9,475	Selective Insurance Group, Inc.	738,766
40,660	Unum Group	2,919,795
		38,550,905
	Interactive Media & Services — 0.1%
26,576	Match Group, Inc.	910,759
	IT Services — 1.1%
82,211	ASGN, Inc. (a)	4,122,060
268,461	DXC Technology Co. (a)	3,653,754
9,285	EPAM Systems, Inc. (a)	1,464,337
97,825	Kyndryl Holdings, Inc. (a)	3,694,850
		12,935,001
	Leisure Products — 0.6%
22,547	Acushnet Holdings Corp.	1,795,192
29,723	Brunswick Corp.	1,732,554
11,120	Hasbro, Inc.	835,779
166,522	Mattel, Inc. (a)	2,832,539
		7,196,064
	Life Sciences Tools & Services — 0.4%
2,615	Medpace Holdings, Inc. (a)	1,117,128
64,601	Tempus AI, Inc. (a) (b)	3,655,771
		4,772,899
	Machinery — 3.7%
8,642	Allison Transmission Holdings, Inc.	778,385
4,324	Crane Co.	846,509
11,838	Donaldson Co., Inc.	851,981
4,286	Enpro, Inc.	910,389
6,811	Esab Corp.	913,832
30,857	Federal Signal Corp.	3,905,570
15,683	Flowserve Corp.	878,875
18,296	Franklin Electric Co., Inc.	1,718,909
9,550	Graco, Inc.	802,009
15,705	ITT, Inc.	2,669,222
3,959	Lincoln Electric Holdings, Inc.	964,017
17,102	Middleby (The) Corp. (a)	2,483,210
Shares	Description	Value

	Machinery (Continued)
41,322	Mueller Industries, Inc.	$3,527,659
3,829	Nordson Corp.	820,210
28,922	Oshkosh Corp.	3,659,501
6,401	RBC Bearings, Inc. (a)	2,479,363
19,584	SPX Technologies, Inc. (a)	3,571,926
36,353	Stanley Black & Decker, Inc.	2,459,280
45,262	Timken (The) Co.	3,443,986
23,230	Toro (The) Co.	1,724,828
10,015	Watts Water Technologies, Inc., Class A	2,627,135
		42,036,796
	Marine Transportation — 0.5%
21,716	Kirby Corp. (a)	2,069,752
36,864	Matson, Inc.	3,936,338
		6,006,090
	Media — 0.8%
118,550	EchoStar Corp., Class A (a)	3,863,544
29,330	New York Times (The) Co., Class A	1,521,934
18,988	Nexstar Media Group, Inc.	3,552,845
		8,938,323
	Metals & Mining — 1.0%
139,098	Alcoa Corp.	4,168,767
11,881	Carpenter Technology Corp.	2,963,003
16,785	Commercial Metals Co.	870,470
18,465	Royal Gold, Inc.	2,795,970
		10,798,210
	Mortgage REITs — 0.5%
87,242	Annaly Capital Management, Inc.	1,773,630
290,861	Rithm Capital Corp.	3,499,058
40,905	Starwood Property Trust, Inc.	796,011
		6,068,699
	Multi-Utilities — 0.3%
58,536	Black Hills Corp.	3,382,210
	Office REITs — 0.6%
12,168	BXP, Inc.	796,152
82,013	Cousins Properties, Inc.	2,222,552
47,855	Kilroy Realty Corp.	1,763,935
13,262	SL Green Realty Corp.	759,250
21,469	Vornado Realty Trust	824,839
		6,366,728
	Oil, Gas & Consumable Fuels — 4.8%
86,644	Antero Midstream Corp.	1,589,917
40,763	Antero Resources Corp. (a)	1,423,852
224,427	APA Corp.	4,329,197
89,878	California Resources Corp.	4,330,322
42,382	Chord Energy Corp.	4,676,006
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
149,156	Civitas Resources, Inc.	$4,528,376
73,125	CNX Resources Corp. (a)	2,216,419
118,678	Comstock Resources, Inc. (a)	2,120,776
22,409	DT Midstream, Inc.	2,302,077
59,952	HF Sinclair Corp.	2,634,291
182,598	Magnolia Oil & Gas Corp., Class A	4,349,484
86,017	Matador Resources Co.	4,290,528
182,435	Murphy Oil Corp.	4,526,212
107,879	Ovintiv, Inc.	4,442,457
60,276	Permian Resources Corp.	853,508
40,372	Range Resources Corp.	1,482,460
166,118	SM Energy Co.	4,583,196
		54,679,078
	Paper & Forest Products — 0.3%
38,188	Louisiana-Pacific Corp.	3,452,577
	Passenger Airlines — 1.0%
66,366	Alaska Air Group, Inc. (a)	3,514,743
73,170	American Airlines Group, Inc. (a)	840,723
155,632	Joby Aviation, Inc. (a)	2,592,829
39,863	SkyWest, Inc. (a)	4,622,514
		11,570,809
	Personal Care Products — 0.3%
13,195	elf Beauty, Inc. (a)	1,599,102
18,756	Interparfums, Inc.	2,261,974
		3,861,076
	Pharmaceuticals — 1.3%
15,730	Axsome Therapeutics, Inc. (a)	1,594,708
33,554	Corcept Therapeutics, Inc. (a)	2,253,822
287,450	Elanco Animal Health, Inc. (a)	3,932,316
38,681	Jazz Pharmaceuticals PLC (a)	4,434,003
254,429	Organon & Co.	2,467,961
		14,682,810
	Professional Services — 2.2%
34,772	Amentum Holdings, Inc. (a)	868,257
3,444	CACI International, Inc., Class A (a)	1,586,203
11,449	CBIZ, Inc. (a)	699,763
37,496	ExlService Holdings, Inc. (a)	1,628,451
10,166	FTI Consulting, Inc. (a)	1,691,114
55,962	Genpact Ltd.	2,465,126
34,250	KBR, Inc.	1,600,845
46,778	Maximus, Inc.	3,455,023
22,876	Parsons Corp. (a)	1,697,399
10,643	Paycom Software, Inc.	2,464,280
Shares	Description	Value

	Professional Services (Continued)
4,532	Paylocity Holding Corp. (a)	$837,876
39,999	Robert Half, Inc.	1,476,363
21,872	Science Applications International Corp.	2,438,291
64,668	Verra Mobility Corp. (a)	1,633,514
		24,542,505
	Real Estate Management & Development — 0.5%
522,902	Compass, Inc., Class A (a)	4,151,842
6,420	Jones Lang LaSalle, Inc. (a)	1,735,711
		5,887,553
	Retail REITs — 0.1%
11,525	Regency Centers Corp.	822,885
	Semiconductors & Semiconductor Equipment — 2.6%
195,559	Amkor Technology, Inc.	4,411,811
31,498	Cirrus Logic, Inc. (a)	3,172,164
44,332	Credo Technology Group Holding Ltd. (a)	4,945,235
22,917	MACOM Technology Solutions Holdings, Inc. (a)	3,142,837
16,524	MKS, Inc.	1,572,754
51,293	Rambus, Inc. (a)	3,792,091
18,188	Semtech Corp. (a)	929,407
16,712	Silicon Laboratories, Inc. (a)	2,202,140
15,410	SiTime Corp. (a)	3,125,919
33,050	Skyworks Solutions, Inc.	2,265,247
		29,559,605
	Software — 4.1%
17,882	ACI Worldwide, Inc. (a)	761,058
3,566	Appfolio, Inc., Class A (a)	953,477
45,635	Bentley Systems, Inc., Class B	2,645,917
28,999	BlackLine, Inc. (a)	1,559,566
72,077	Box, Inc., Class A (a)	2,313,672
18,836	Commvault Systems, Inc. (a)	3,577,898
32,930	Confluent, Inc., Class A (a)	583,684
22,110	Dolby Laboratories, Inc., Class A	1,665,767
86,115	Dropbox, Inc., Class A (a)	2,339,745
110,121	Freshworks, Inc., Class A (a)	1,430,472
14,645	InterDigital, Inc.	3,781,339
52,357	MARA Holdings, Inc. (a) (b)	841,901
75,831	Pegasystems, Inc.	4,452,038
11,999	Procore Technologies, Inc. (a)	859,488
17,543	Q2 Holdings, Inc. (a)	1,424,492
11,491	Qualys, Inc. (a)	1,529,107
45,819	Rubrik, Inc., Class A (a)	4,350,514
20,637	Samsara, Inc., Class A (a)	784,825
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
229,532	SoundHound AI, Inc., Class A (a) (b)	$2,371,066
128,274	UiPath, Inc., Class A (a)	1,507,219
67,846	Unity Software, Inc. (a)	2,263,343
48,531	Varonis Systems, Inc. (a)	2,709,486
105,998	Zeta Global Holdings Corp., Class A (a)	1,658,869
		46,364,943
	Specialized REITs — 0.5%
6,765	Lamar Advertising Co., Class A	827,021
185,067	Rayonier, Inc.	4,313,912
		5,140,933
	Specialty Retail — 4.0%
9,910	Abercrombie & Fitch Co., Class A (a)	951,558
13,767	Asbury Automotive Group, Inc. (a)	3,057,926
12,399	AutoNation, Inc. (a)	2,388,543
82,205	Bath & Body Works, Inc.	2,380,657
21,604	Boot Barn Holdings, Inc. (a)	3,713,728
36,644	CarMax, Inc. (a)	2,074,417
96,312	Chewy, Inc., Class A (a)	3,534,650
12,450	Dick’s Sporting Goods, Inc.	2,633,299
6,259	Five Below, Inc. (a)	854,479
10,808	Floor & Decor Holdings, Inc., Class A (a)	828,325
188,207	Gap (The), Inc.	3,662,508
7,520	Group 1 Automotive, Inc.	3,099,368
12,151	Lithia Motors, Inc.	3,499,488
4,036	Murphy USA, Inc.	1,462,969
19,114	Penske Automotive Group, Inc.	3,199,875
45,268	Urban Outfitters, Inc. (a)	3,407,775
21,679	Valvoline, Inc. (a)	764,185
48,159	Wayfair, Inc., Class A (a)	3,161,157
		44,674,907
	Technology Hardware, Storage & Peripherals — 0.3%
76,421	IonQ, Inc. (a)	3,046,905
	Textiles, Apparel & Luxury Goods — 1.5%
53,762	Columbia Sportswear Co.	3,041,316
40,529	Crocs, Inc. (a)	4,041,957
59,837	PVH Corp.	4,393,233
14,964	Ralph Lauren Corp.	4,470,495
69,869	VF Corp.	818,865
		16,765,866
	Trading Companies & Distributors — 2.0%
70,178	Air Lease Corp.	3,887,861
Shares	Description	Value

	Trading Companies & Distributors (Continued)
7,062	Applied Industrial Technologies, Inc.	$1,917,333
47,280	Boise Cascade Co.	3,962,537
7,136	FTAI Aviation Ltd.	981,985
10,694	GATX Corp.	1,632,867
6,235	Herc Holdings, Inc.	728,310
19,312	MSC Industrial Direct Co., Inc., Class A	1,672,805
79,689	Rush Enterprises, Inc., Class A	4,314,363
17,731	WESCO International, Inc.	3,669,608
		22,767,669
	Water Utilities — 0.2%
66,313	Essential Utilities, Inc.	2,440,318
	Total Common Stocks	1,129,955,298
	(Cost $996,690,406)
MONEY MARKET FUNDS — 0.1%
1,466,274	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	1,466,274
	(Cost $1,466,274)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.1%
$3,390,034	Bank of America Corp., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $3,390,445. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $3,457,835. (d)	3,390,034
701,797	Daiwa Capital Markets America, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $701,882. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $715,833. (d)	701,797
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$4,649,016	JPMorgan Chase & Co., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $4,649,579. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $4,741,996. (d)	$4,649,016
3,286,463	Mizuho Financial Group, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $3,286,861. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $3,352,194. (d)	3,286,463
	Total Repurchase Agreements	12,027,310
	(Cost $12,027,310)

	Total Investments — 101.1%	1,143,448,882
	(Cost $1,010,183,990)
	Net Other Assets and Liabilities — (1.1)%	(12,470,121)
	Net Assets — 100.0%	$1,130,978,761

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $11,514,952 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $12,027,310.

(c)	Rate shown reflects yield as of July 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,129,955,298	$ 1,129,955,298	$ —	$ —
Money Market Funds	1,466,274	1,466,274	—	—
Repurchase Agreements	12,027,310	—	12,027,310	—
Total Investments	$1,143,448,882	$1,131,421,572	$12,027,310	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$11,514,952
Non-cash Collateral(2)	(11,514,952)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2025
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$12,027,310
Non-cash Collateral(4)	(12,027,310)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.6%
32,021	Cadre Holdings, Inc.	$1,058,934
46,913	Intuitive Machines, Inc. (a)	523,549
37,872	Mercury Systems, Inc. (a)	1,991,689
21,006	V2X, Inc. (a)	995,264
		4,569,436
	Air Freight & Logistics — 0.3%
61,016	Hub Group, Inc., Class A	2,136,780
	Automobile Components — 2.1%
26,205	Adient PLC (a)	561,835
59,469	Dana, Inc.	946,746
97,040	Garrett Motion, Inc.	1,265,402
72,103	Gentherm, Inc. (a)	2,310,180
245,876	Goodyear Tire & Rubber (The) Co. (a)	2,527,605
22,368	LCI Industries	2,124,960
11,053	Patrick Industries, Inc.	1,074,794
45,848	Phinia, Inc.	2,324,494
27,328	Visteon Corp. (a)	3,037,507
28,410	XPEL, Inc. (a) (b)	928,723
		17,102,246
	Automobiles — 0.4%
108,040	Harley-Davidson, Inc.	2,628,613
35,169	Winnebago Industries, Inc.	1,045,223
		3,673,836
	Banks — 9.8%
24,647	1st Source Corp.	1,474,384
49,034	Amalgamated Financial Corp.	1,421,496
16,303	Atlantic Union Bankshares Corp.	516,805
108,885	Banc of California, Inc.	1,581,010
35,804	Bancorp (The), Inc. (a)	2,261,381
7,552	Bank of Hawaii Corp.	467,318
42,985	BankUnited, Inc.	1,567,663
15,898	Banner Corp.	986,868
61,096	Berkshire Hills Bancorp, Inc.	1,505,405
38,155	Byline Bancorp, Inc.	1,003,477
33,601	Cathay General Bancorp	1,519,437
8,331	City Holding Co.	1,017,215
21,056	Coastal Financial Corp. (a)	2,025,587
17,934	Community Financial System, Inc.	945,122
17,362	Customers Bancorp, Inc. (a)	1,106,828
25,768	CVB Financial Corp.	481,604
18,929	Dime Community Bancshares, Inc.	524,523
27,765	Enterprise Financial Services Corp.	1,532,350
22,514	FB Financial Corp.	1,097,783
11,566	First Bancorp	579,341
Shares	Description	Value

	Banks (Continued)
48,963	First BanCorp	$1,019,899
22,283	First Busey Corp.	497,357
62,839	First Commonwealth Financial Corp.	1,037,472
84,080	First Financial Bancorp	2,038,099
40,861	First Hawaiian, Inc.	990,879
17,694	First Interstate BancSystem, Inc., Class A	509,410
39,944	First Merchants Corp.	1,522,665
44,024	Firstsun Capital Bancorp (a)	1,565,053
84,802	Fulton Financial Corp.	1,522,196
50,406	Hilltop Holdings, Inc.	1,492,018
142,576	Hope Bancorp, Inc.	1,424,334
24,327	Independent Bank Corp.	1,545,981
8,298	Lakeland Financial Corp.	525,844
17,112	Live Oak Bancshares, Inc.	540,910
12,273	NBT Bancorp, Inc.	507,857
16,519	Nicolet Bankshares, Inc.	2,130,951
119,706	Northwest Bancshares, Inc.	1,400,560
35,744	OFG Bancorp	1,523,409
42,805	Origin Bancorp, Inc.	1,564,523
9,147	Park National Corp.	1,480,625
25,781	Pathward Financial, Inc.	1,949,688
66,791	Peoples Bancorp, Inc.	1,912,894
17,677	Preferred Bank	1,605,425
87,269	Provident Financial Services, Inc.	1,590,041
7,511	QCR Holdings, Inc.	533,281
28,386	Renasant Corp.	1,040,063
27,901	Republic Bancorp, Inc., Class A	1,921,263
40,450	S&T Bancorp, Inc.	1,482,088
36,926	Seacoast Banking Corp. of Florida	1,040,944
80,688	Simmons First National Corp., Class A	1,546,789
54,677	Stellar Bancorp, Inc.	1,614,612
25,826	Stock Yards Bancorp, Inc.	1,930,752
6,422	Texas Capital Bancshares, Inc. (a)	539,255
29,839	TowneBank	1,045,260
37,783	TriCo Bancshares	1,553,637
9,253	Triumph Financial, Inc. (a)	524,830
55,946	Trustmark Corp.	2,083,988
58,614	Veritex Holdings, Inc.	1,859,236
69,665	WaFd, Inc.	2,027,600
32,245	WesBanco, Inc.	971,542
31,582	Westamerica BanCorp	1,512,778
27,815	WSFS Financial Corp.	1,525,375
		80,266,980
	Beverages — 0.2%
42,378	Vita Coco (The) Co., Inc. (a)	1,494,248
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology — 3.6%
118,208	ACADIA Pharmaceuticals, Inc. (a)	$2,816,897
84,011	ADMA Biologics, Inc. (a)	1,571,006
30,664	Agios Pharmaceuticals, Inc. (a)	1,141,314
72,746	Arcutis Biotherapeutics, Inc. (a)	1,060,637
64,550	Arrowhead Pharmaceuticals, Inc. (a)	1,019,890
146,117	ARS Pharmaceuticals, Inc. (a) (c)	2,583,348
284,569	BioCryst Pharmaceuticals, Inc. (a)	2,316,392
78,292	CareDx, Inc. (a)	961,817
47,000	Catalyst Pharmaceuticals, Inc. (a)	1,002,510
19,614	CG oncology, Inc. (a)	523,498
23,370	Kymera Therapeutics, Inc. (a)	1,022,437
29,085	Merus N.V. (a)	1,926,590
50,103	Mirum Pharmaceuticals, Inc. (a)	2,589,323
80,944	Novavax, Inc. (a) (c)	538,278
12,127	Praxis Precision Medicines, Inc. (a)	657,526
18,453	Protagonist Therapeutics, Inc. (a)	993,879
41,764	PTC Therapeutics, Inc. (a)	2,176,322
32,281	Rhythm Pharmaceuticals, Inc. (a)	2,751,310
68,912	Travere Therapeutics, Inc. (a)	1,064,690
18,865	Veracyte, Inc. (a)	443,516
		29,161,180
	Broadline Retail — 0.5%
300,677	Kohl’s Corp. (c)	3,259,339
49,995	Savers Value Village, Inc. (a)	520,448
		3,779,787
	Building Products — 1.9%
47,775	American Woodmark Corp. (a)	2,513,443
16,191	AZZ, Inc.	1,772,914
34,573	Gibraltar Industries, Inc. (a)	2,282,855
14,093	Griffon Corp.	1,145,338
73,905	Hayward Holdings, Inc. (a)	1,136,659
125,294	Janus International Group, Inc. (a)	1,073,770
233,279	Masterbrand, Inc. (a)	2,573,067
46,232	Resideo Technologies, Inc. (a)	1,262,134
19,776	Tecnoglass, Inc.	1,543,121
		15,303,301
	Capital Markets — 2.1%
11,504	Artisan Partners Asset Management, Inc., Class A	520,556
249,242	BGC Group, Inc., Class A	2,310,473
197,081	DigitalBridge Group, Inc.	2,116,650
24,815	Donnelley Financial Solutions, Inc. (a)	1,314,202
Shares	Description	Value

	Capital Markets (Continued)
34,518	Federated Hermes, Inc.	$1,711,057
78,776	Perella Weinberg Partners	1,570,793
5,595	StoneX Group, Inc. (a)	544,058
56,926	Virtu Financial, Inc., Class A	2,512,714
11,244	Virtus Investment Partners, Inc.	2,173,578
177,218	WisdomTree, Inc.	2,351,683
		17,125,764
	Chemicals — 2.1%
20,284	Ashland, Inc.	1,045,843
89,073	Chemours (The) Co.	1,067,095
16,956	H.B. Fuller Co.	952,927
17,944	Hawkins, Inc.	2,929,896
146,819	Huntsman Corp.	1,424,144
6,063	Innospec, Inc.	484,434
9,259	Minerals Technologies, Inc.	538,411
101,532	Olin Corp.	1,923,016
183,172	Perimeter Solutions, Inc. (a)	2,954,564
13,667	Quaker Chemical Corp.	1,563,778
5,177	Sensient Technologies Corp.	581,325
37,372	Stepan Co.	1,897,377
		17,362,810
	Commercial Services & Supplies — 2.9%
21,604	ABM Industries, Inc.	996,593
31,440	ACV Auctions, Inc., Class A (a)	446,762
7,503	Brady Corp., Class A	529,487
91,882	BrightView Holdings, Inc. (a)	1,465,518
10,850	Cimpress PLC (a)	600,113
72,608	CoreCivic, Inc. (a)	1,455,064
87,121	Driven Brands Holdings, Inc. (a)	1,472,345
31,107	HNI Corp.	1,600,144
73,093	Interface, Inc.	1,507,178
78,776	MillerKnoll, Inc.	1,495,168
104,284	OPENLANE, Inc. (a)	2,569,558
186,966	Pitney Bowes, Inc.	2,123,934
244,461	Steelcase, Inc., Class A	2,525,282
8,128	UniFirst Corp.	1,390,132
355,985	Vestis Corp.	2,157,269
11,680	VSE Corp.	1,828,387
		24,162,934
	Communications Equipment — 1.2%
59,550	Applied Optoelectronics, Inc. (a) (c)	1,361,908
307,939	CommScope Holding Co., Inc. (a)	2,525,100
43,885	Digi International, Inc. (a)	1,431,090
85,229	Extreme Networks, Inc. (a)	1,505,144
53,849	Harmonic, Inc. (a)	458,255
139,711	Viasat, Inc. (a)	2,295,452
		9,576,949
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering — 1.3%
11,564	Argan, Inc.	$2,832,949
23,990	Construction Partners, Inc., Class A (a)	2,419,392
27,267	Granite Construction, Inc.	2,575,913
54,505	Tutor Perini Corp. (a)	2,624,416
		10,452,670
	Construction Materials — 0.1%
10,219	United States Lime & Minerals, Inc.	1,017,608
	Consumer Finance — 1.9%
35,711	Bread Financial Holdings, Inc.	2,189,084
9,499	Dave, Inc. (a)	2,239,864
39,521	Encore Capital Group, Inc. (a)	1,457,535
22,864	Enova International, Inc. (a)	2,390,660
84,779	LendingClub Corp. (a)	1,321,705
144,666	Navient Corp.	1,871,978
8,420	Nelnet, Inc., Class A	1,050,563
86,874	PROG Holdings, Inc.	2,766,068
		15,287,457
	Consumer Staples Distribution & Retail — 1.5%
69,381	Andersons (The), Inc.	2,492,166
39,958	Chefs’ Warehouse (The), Inc. (a)	2,739,520
123,175	Grocery Outlet Holding Corp. (a)	1,622,215
9,710	PriceSmart, Inc.	1,043,825
87,507	United Natural Foods, Inc. (a)	2,418,693
28,138	Weis Markets, Inc.	2,037,473
		12,353,892
	Containers & Packaging — 0.3%
31,386	Greif, Inc., Class A	1,990,814
34,597	O-I Glass, Inc. (a)	450,107
		2,440,921
	Diversified Consumer Services — 1.5%
2,695	Graham Holdings Co., Class B	2,571,515
87,244	Laureate Education, Inc. (a)	1,971,714
100,038	OneSpaWorld Holdings Ltd.	2,212,841
46,798	Perdoceo Education Corp.	1,346,846
17,971	Strategic Education, Inc.	1,332,460
72,539	Udemy, Inc. (a)	552,022
75,236	Universal Technical Institute, Inc. (a)	2,424,104
		12,411,502
	Diversified REITs — 0.5%
85,801	Alexander & Baldwin, Inc.	1,542,702
Shares	Description	Value

	Diversified REITs (Continued)
25,820	American Assets Trust, Inc.	$491,355
95,318	Broadstone Net Lease, Inc.	1,547,964
135,085	Global Net Lease, Inc.	944,244
		4,526,265
	Diversified Telecommunication Services — 0.4%
14,928	IDT Corp., Class B	879,408
50,708	Iridium Communications, Inc.	1,240,318
163,970	Liberty Latin America Ltd., Class C (a)	1,170,746
		3,290,472
	Electric Utilities — 0.3%
5,766	MGE Energy, Inc.	489,764
26,460	Otter Tail Corp.	2,042,183
		2,531,947
	Electrical Equipment — 2.1%
86,432	Array Technologies, Inc. (a)	561,808
28,913	Atkore, Inc.	2,226,879
29,728	EnerSys	2,745,975
98,636	Enovix Corp. (a) (c)	1,321,722
497,996	Eos Energy Enterprises, Inc. (a) (c)	2,838,577
75,998	Fluence Energy, Inc. (a) (c)	617,104
64,453	NuScale Power Corp. (a) (c)	3,236,185
12,116	Powell Industries, Inc.	2,872,704
62,341	Sunrun, Inc. (a)	639,619
11,242	Vicor Corp. (a)	499,595
		17,560,168
	Electronic Equipment, Instruments & Components — 1.7%
120,270	Arlo Technologies, Inc. (a)	1,948,374
26,266	Benchmark Electronics, Inc.	1,011,241
18,922	Crane NXT Co.	1,122,832
14,146	ePlus, Inc. (a)	916,378
94,741	Mirion Technologies, Inc. (a)	2,117,461
11,339	OSI Systems, Inc. (a)	2,506,032
7,352	PAR Technology Corp. (a)	446,855
15,505	PC Connection, Inc.	954,953
7,538	Plexus Corp. (a)	961,095
14,893	Rogers Corp. (a)	976,683
12,493	TTM Technologies, Inc. (a)	590,294
32,113	Vishay Intertechnology, Inc.	526,332
		14,078,530
	Energy Equipment & Services — 2.7%
296,827	Expro Group Holdings N.V. (a)	3,199,795
408,612	Helix Energy Solutions Group, Inc. (a)	2,423,069
168,189	Helmerich & Payne, Inc.	2,726,344
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
163,236	Innovex International, Inc. (a)	$2,680,335
222,102	Liberty Energy, Inc.	2,740,739
24,612	Oceaneering International, Inc. (a)	534,080
85,994	Patterson-UTI Energy, Inc.	508,224
539,057	RPC, Inc.	2,506,615
22,109	Tidewater, Inc. (a)	1,105,671
196,891	Transocean Ltd. (a)	574,922
60,549	Valaris Ltd. (a)	2,944,498
		21,944,292
	Entertainment — 0.7%
32,710	Atlanta Braves Holdings, Inc., Class C (a)	1,457,557
67,587	Cinemark Holdings, Inc.	1,816,063
51,034	Madison Square Garden Entertainment Corp. (a)	1,928,575
12,200	Sphere Entertainment Co. (a)	525,210
		5,727,405
	Financial Services — 2.0%
324,807	Compass Diversified Holdings	2,075,517
28,291	EVERTEC, Inc.	1,022,720
7,875	Federal Agricultural Mortgage Corp., Class C	1,356,626
43,585	Flywire Corp. (a)	474,641
87,470	Marqeta, Inc., Class A (a)	498,579
35,749	NCR Atleos Corp. (a)	1,093,919
60,434	NMI Holdings, Inc. (a)	2,255,397
74,445	Payoneer Global, Inc. (a)	489,104
14,224	Sezzle, Inc. (a)	2,202,444
28,942	Walker & Dunlop, Inc.	2,170,939
302,819	Western Union (The) Co.	2,437,693
		16,077,579
	Food Products — 1.4%
78,647	Fresh Del Monte Produce, Inc.	2,956,341
892	Seaboard Corp.	2,825,125
15,245	Tootsie Roll Industries, Inc.	578,243
105,036	TreeHouse Foods, Inc. (a)	2,018,792
40,633	Utz Brands, Inc.	529,448
39,716	Vital Farms, Inc. (a)	1,477,435
63,984	WK Kellogg Co.	1,474,831
		11,860,215
	Gas Utilities — 0.6%
8,484	Chesapeake Utilities Corp.	1,017,062
122,363	MDU Resources Group, Inc.	2,110,762
51,355	Northwest Natural Holding Co.	2,050,091
		5,177,915
Shares	Description	Value

	Ground Transportation — 1.8%
33,109	ArcBest Corp.	$2,421,261
15,083	Avis Budget Group, Inc. (a)	2,567,730
373,315	Hertz Global Holdings, Inc. (a) (c)	2,392,949
117,771	Marten Transport Ltd.	1,432,095
84,463	Schneider National, Inc., Class B	2,065,120
100,463	Universal Logistics Holdings, Inc.	2,404,080
55,915	Werner Enterprises, Inc.	1,549,964
		14,833,199
	Health Care Equipment & Supplies — 2.1%
183,765	Alphatec Holdings, Inc. (a)	1,944,234
49,191	Artivion, Inc. (a)	1,520,494
46,684	AtriCure, Inc. (a)	1,638,608
39,166	CONMED Corp.	2,003,341
13,670	Haemonetics Corp. (a)	1,012,127
124,681	Integra LifeSciences Holdings Corp. (a)	1,638,308
16,561	iRhythm Technologies, Inc. (a)	2,321,521
6,140	LeMaitre Vascular, Inc.	498,814
28,649	Novocure Ltd. (a)	331,469
34,690	Omnicell, Inc. (a)	1,075,737
17,694	QuidelOrtho Corp. (a)	407,316
15,221	TransMedics Group, Inc. (a)	1,810,842
6,265	UFP Technologies, Inc. (a)	1,418,333
		17,621,144
	Health Care Providers & Services — 2.5%
270,385	AdaptHealth Corp. (a)	2,425,354
8,854	Addus HomeCare Corp. (a)	945,430
145,699	Alignment Healthcare, Inc. (a)	2,007,732
149,325	Ardent Health, Inc. (a)	1,582,845
40,993	Astrana Health, Inc. (a)	978,093
182,777	Clover Health Investments Corp. (a)	528,226
24,791	Concentra Group Holdings Parent, Inc.	495,076
22,098	GeneDx Holdings Corp. (a)	2,252,891
98,636	LifeStance Health Group, Inc. (a)	392,571
19,061	National HealthCare Corp.	1,830,428
93,014	Premier, Inc., Class A	1,997,941
88,687	Privia Health Group, Inc. (a)	1,731,170
23,179	Progyny, Inc. (a)	544,938
167,967	Select Medical Holdings Corp.	2,484,232
6,521	U.S. Physical Therapy, Inc.	477,011
		20,673,938
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Technology — 0.4%
71,672	Phreesia, Inc. (a)	$1,932,277
50,691	Schrodinger, Inc. (a)	1,030,548
		2,962,825
	Hotel & Resort REITs — 1.6%
218,487	Apple Hospitality REIT, Inc.	2,567,222
66,573	DiamondRock Hospitality Co.	513,944
249,242	Park Hotels & Resorts, Inc.	2,656,920
204,183	Pebblebrook Hotel Trust	2,047,955
350,239	RLJ Lodging Trust	2,591,769
176,249	Sunstone Hotel Investors, Inc.	1,542,179
81,137	Xenia Hotels & Resorts, Inc.	1,031,251
		12,951,240
	Hotels, Restaurants & Leisure — 2.7%
40,692	Cheesecake Factory (The), Inc. (c)	2,600,626
16,697	Cracker Barrel Old Country Store, Inc. (c)	1,035,214
63,584	First Watch Restaurant Group, Inc. (a)	1,099,367
700,958	Krispy Kreme, Inc. (c)	2,537,468
35,262	Marriott Vacations Worldwide Corp.	2,625,961
17,698	Monarch Casino & Resort, Inc.	1,822,186
10,419	Papa John’s International, Inc.	441,870
85,609	Penn Entertainment, Inc. (a)	1,546,098
9,801	Red Rock Resorts, Inc., Class A	601,291
136,898	Rush Street Interactive, Inc. (a)	2,759,864
484,128	Sabre Corp. (a)	1,466,908
39,523	Travel + Leisure Co.	2,341,738
21,631	United Parks & Resorts, Inc. (a)	1,023,795
		21,902,386
	Household Durables — 2.1%
45,272	Century Communities, Inc.	2,548,361
40,550	Green Brick Partners, Inc. (a)	2,511,667
89,843	Helen of Troy Ltd. (a)	1,974,749
54,877	La-Z-Boy, Inc.	1,973,926
49,491	LGI Homes, Inc. (a)	2,636,385
22,741	M/I Homes, Inc. (a)	2,733,241
79,804	Tri Pointe Homes, Inc. (a)	2,457,963
		16,836,292
	Household Products — 0.7%
65,190	Central Garden & Pet Co., Class A (a)	2,315,549
25,295	Energizer Holdings, Inc.	569,643
38,487	Spectrum Brands Holdings, Inc.	2,059,439
2,237	WD-40 Co.	479,613
		5,424,244
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 0.1%
31,872	Clearway Energy, Inc., Class C	$1,039,983
	Industrial REITs — 0.5%
46,174	Innovative Industrial Properties, Inc.	2,387,196
185,211	LXP Industrial Trust	1,437,237
		3,824,433
	Insurance — 3.4%
23,823	Baldwin Insurance Group (The), Inc. (a)	877,639
47,419	Brighthouse Financial, Inc. (a)	2,268,999
43,235	Employers Holdings, Inc.	1,784,741
196,637	Genworth Financial, Inc. (a)	1,545,567
9,666	Goosehead Insurance, Inc., Class A	878,736
117,934	Hamilton Insurance Group Ltd., Class B (a)	2,534,402
16,752	HCI Group, Inc.	2,345,950
23,735	Horace Mann Educators Corp.	1,009,450
58,200	Lemonade, Inc. (a) (c)	2,192,976
15,146	Mercury General Corp.	1,048,860
118,925	Oscar Health, Inc., Class A (a) (c)	1,670,896
16,530	Palomar Holdings, Inc. (a)	2,190,060
12,847	Safety Insurance Group, Inc.	903,786
50,020	SiriusPoint Ltd. (a)	980,892
44,120	Skyward Specialty Insurance Group, Inc. (a)	2,231,590
23,499	Stewart Information Services Corp.	1,525,790
46,065	Trupanion, Inc. (a)	2,183,942
		28,174,276
	Interactive Media & Services — 1.1%
45,709	Cargurus, Inc. (a)	1,500,169
43,034	Cars.com, Inc. (a)	553,848
264,221	fuboTV, Inc. (a) (c)	1,051,600
63,347	QuinStreet, Inc. (a)	1,039,524
56,787	Rumble, Inc. (a)	479,282
78,153	TripAdvisor, Inc. (a)	1,366,896
14,880	Yelp, Inc. (a)	512,318
84,233	Ziff Davis, Inc. (a)	2,621,331
		9,124,968
	IT Services — 0.3%
151,921	Applied Digital Corp. (a) (c)	1,996,242
72,231	Fastly, Inc., Class A (a)	490,448
		2,486,690
	Leisure Products — 0.5%
146,959	Peloton Interactive, Inc., Class A (a)	1,049,287
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products (Continued)
25,089	Polaris, Inc.	$1,327,459
48,536	YETI Holdings, Inc. (a)	1,783,213
		4,159,959
	Life Sciences Tools & Services — 0.3%
218,862	Adaptive Biotechnologies Corp. (a)	2,241,147
16,568	Azenta, Inc. (a)	541,774
		2,782,921
	Machinery — 3.5%
4,671	Alamo Group, Inc.	1,039,671
14,543	Albany International Corp., Class A	788,085
28,004	Atmus Filtration Technologies, Inc.	1,089,636
47,260	Blue Bird Corp. (a)	2,116,775
12,573	Enerpac Tool Group Corp.	484,186
10,631	ESCO Technologies, Inc.	2,059,225
55,368	Greenbrier (The) Cos., Inc.	2,519,244
45,845	Helios Technologies, Inc.	1,682,053
214,263	Hillman Solutions Corp. (a)	1,690,535
88,841	Kennametal, Inc.	2,199,703
7,070	Lindsay Corp.	965,126
63,638	Mueller Water Products, Inc., Class A	1,575,677
53,577	REV Group, Inc.	2,654,740
3,259	Standex International Corp.	536,888
65,630	Symbotic, Inc. (a) (c)	3,540,738
13,163	Tennant Co.	1,086,474
43,688	Terex Corp.	2,221,972
8,013	Worthington Enterprises, Inc.	496,566
		28,747,294
	Media — 1.2%
238,293	Altice USA, Inc., Class A (a)	619,562
18,774	Cable One, Inc.	2,402,697
34,065	DoubleVerify Holdings, Inc. (a)	521,876
61,365	Integral Ad Science Holding Corp. (a)	503,193
22,852	John Wiley & Sons, Inc., Class A	882,087
105,710	Magnite, Inc. (a)	2,432,387
152,132	TEGNA, Inc.	2,540,604
		9,902,406
	Metals & Mining — 1.5%
18,135	Alpha Metallurgical Resources, Inc. (a)	2,141,199
172,668	Coeur Mining, Inc. (a)	1,500,485
340,533	Hecla Mining Co.	1,954,659
19,147	Kaiser Aluminum Corp.	1,480,255
6,425	Materion Corp.	676,553
Shares	Description	Value

	Metals & Mining (Continued)
44,508	Warrior Met Coal, Inc.	$2,286,821
68,381	Worthington Steel, Inc.	2,086,988
		12,126,960
	Mortgage REITs — 1.6%
52,681	Apollo Commercial Real Estate Finance, Inc.	506,791
190,635	Arbor Realty Trust, Inc. (c)	2,127,487
26,490	Blackstone Mortgage Trust, Inc., Class A	489,535
183,832	Chimera Investment Corp.	2,457,834
83,461	Dynex Capital, Inc.	1,038,255
39,258	Ellington Financial, Inc.	498,184
189,748	Ladder Capital Corp.	2,072,048
269,528	MFA Financial, Inc.	2,450,009
158,615	PennyMac Mortgage Investment Trust	1,870,071
		13,510,214
	Multi-Utilities — 0.6%
53,749	Avista Corp.	2,004,838
49,703	Northwestern Energy Group, Inc.	2,669,051
		4,673,889
	Office REITs — 0.9%
18,490	COPT Defense Properties	504,407
91,882	Easterly Government Properties, Inc.	2,021,404
65,609	Highwoods Properties, Inc.	1,903,317
29,477	JBG SMITH Properties (c)	624,323
279,806	Piedmont Realty Trust, Inc.	2,115,334
		7,168,785
	Oil, Gas & Consumable Fuels — 3.2%
64,734	Calumet, Inc. (a) (c)	1,031,860
13,920	Centrus Energy Corp., Class A (a)	2,998,368
10,140	Gulfport Energy Corp. (a)	1,765,678
69,894	International Seaways, Inc.	2,788,771
1,185,925	Kosmos Energy Ltd. (a)	2,549,739
89,938	Northern Oil & Gas, Inc.	2,532,654
189,995	Peabody Energy Corp.	3,068,419
300,677	Talos Energy, Inc. (a)	2,570,789
299,969	Uranium Energy Corp. (a)	2,600,731
158,467	Vital Energy, Inc. (a)	2,961,748
35,975	World Kinect Corp.	981,038
		25,849,795
	Paper & Forest Products — 0.3%
50,892	Sylvamo Corp.	2,344,594
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Passenger Airlines — 0.4%
18,560	Allegiant Travel Co. (a)	$958,438
482,220	JetBlue Airways Corp. (a)	2,141,057
		3,099,495
	Personal Care Products — 0.3%
108,917	Edgewell Personal Care Co.	2,747,976
	Pharmaceuticals — 2.0%
252,137	Amneal Pharmaceuticals, Inc. (a)	1,971,711
111,052	Amphastar Pharmaceuticals, Inc. (a)	2,326,539
23,446	ANI Pharmaceuticals, Inc. (a)	1,485,304
32,276	Harmony Biosciences Holdings, Inc. (a)	1,135,470
66,791	Harrow, Inc. (a)	2,121,282
17,944	Ligand Pharmaceuticals, Inc. (a)	2,361,072
109,902	Ocular Therapeutix, Inc. (a)	1,272,665
19,085	Perrigo Co. PLC	508,997
12,773	Prestige Consumer Healthcare, Inc. (a)	944,563
48,536	Supernus Pharmaceuticals, Inc. (a)	1,703,614
12,588	Tarsus Pharmaceuticals, Inc. (a)	488,666
		16,319,883
	Professional Services — 3.2%
270,290	Alight, Inc., Class A	1,448,754
48,927	Barrett Business Services, Inc.	2,249,174
48,239	Concentrix Corp.	2,506,981
8,165	CRA International, Inc.	1,442,429
7,808	CSG Systems International, Inc.	487,688
92,104	First Advantage Corp. (a)	1,592,478
14,831	Huron Consulting Group, Inc. (a)	1,958,878
24,080	ICF International, Inc.	2,020,071
49,780	Innodata, Inc. (a) (c)	2,732,922
20,862	Korn Ferry	1,478,490
57,233	Legalzoom.com, Inc. (a)	514,525
50,490	ManpowerGroup, Inc.	2,082,713
417,990	Planet Labs PBC (a)	2,612,437
27,996	UL Solutions, Inc., Class A	2,047,068
75,885	Upwork, Inc. (a)	907,585
		26,082,193
	Real Estate Management & Development — 0.7%
127,487	Forestar Group, Inc. (a)	3,161,678
15,109	Howard Hughes Holdings, Inc. (a)	1,038,442
83,942	Newmark Group, Inc., Class A	1,273,400
10,691	St. Joe (The) Co.	539,895
		6,013,415
Shares	Description	Value

	Residential REITs — 0.1%
58,953	Apartment Investment and Management Co., Class A	$495,795
32,072	Elme Communities	483,646
		979,441
	Retail REITs — 0.2%
60,241	NETSTREIT Corp.	1,098,193
16,677	Tanger, Inc.	500,644
		1,598,837
	Semiconductors & Semiconductor Equipment — 2.0%
59,067	ACM Research, Inc., Class A (a)	1,793,274
19,873	Alpha & Omega Semiconductor Ltd. (a)	506,165
23,157	Ambarella, Inc. (a)	1,530,446
21,952	Axcelis Technologies, Inc. (a)	1,485,931
19,283	Diodes, Inc. (a)	952,002
14,820	FormFactor, Inc. (a)	421,036
4,591	Impinj, Inc. (a)	709,677
135,408	Photronics, Inc. (a)	2,756,907
9,122	Power Integrations, Inc.	442,599
42,998	Rigetti Computing, Inc. (a) (c)	623,471
31,468	Synaptics, Inc. (a)	1,973,044
67,783	Ultra Clean Holdings, Inc. (a)	1,526,473
75,287	Veeco Instruments, Inc. (a)	1,564,464
		16,285,489
	Software — 3.8%
105,416	A10 Networks, Inc.	1,941,763
72,128	Adeia, Inc.	934,058
8,896	Agilysys, Inc. (a)	1,014,856
9,015	Alarm.com Holdings, Inc. (a)	492,490
33,838	Alkami Technology, Inc. (a)	754,249
123,375	Amplitude, Inc., Class A (a)	1,508,876
17,078	Appian Corp., Class A (a)	471,524
105,635	AvePoint, Inc. (a)	2,015,516
7,942	Blackbaud, Inc. (a)	535,450
213,367	Cipher Mining, Inc. (a)	1,164,984
138,698	Cleanspark, Inc. (a)	1,576,996
73,479	Clear Secure, Inc., Class A	2,161,017
89,621	Core Scientific, Inc. (a) (c)	1,213,468
30,372	Klaviyo, Inc., Class A (a)	944,569
39,077	Life360, Inc. (a)	2,992,907
61,737	LiveRamp Holdings, Inc. (a)	2,026,208
134,197	NextNav, Inc. (a)	1,984,774
31,952	Progress Software Corp.	1,536,252
53,962	RingCentral, Inc., Class A (a)	1,375,491
120,555	Sprinklr, Inc., Class A (a)	1,086,201
45,715	Teradata Corp. (a)	956,815
116,427	Terawulf, Inc. (a)	600,763
77,775	Verint Systems, Inc. (a)	1,655,052
		30,944,279
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs — 0.6%
26,259	EPR Properties	$1,445,295
31,247	Outfront Media, Inc.	547,760
13,290	PotlatchDeltic Corp.	543,428
131,092	Safehold, Inc.	1,833,977
118,043	Uniti Group, Inc. (a)	627,989
		4,998,449
	Specialty Retail — 2.3%
56,901	Academy Sports & Outdoors, Inc.	2,890,002
265,045	American Eagle Outfitters, Inc.	2,862,486
33,734	Buckle (The), Inc.	1,665,448
25,434	Revolve Group, Inc. (a)	527,755
275,350	Sally Beauty Holdings, Inc. (a)	2,681,909
6,410	Signet Jewelers Ltd.	507,031
19,140	Sonic Automotive, Inc., Class A	1,384,779
81,266	Upbound Group, Inc.	1,676,924
110,140	Victoria’s Secret & Co. (a)	2,070,632
69,760	Warby Parker, Inc., Class A (a)	1,670,752
1,350	Winmark Corp.	509,517
		18,447,235
	Technology Hardware, Storage & Peripherals — 0.4%
108,576	CompoSecure, Inc., Class A (a) (c)	1,542,865
9,206	Diebold Nixdorf, Inc. (a)	518,206
79,804	Quantum Computing, Inc. (a) (c)	1,184,291
		3,245,362
	Textiles, Apparel & Luxury Goods — 1.5%
84,625	Carter’s, Inc.	2,051,310
113,827	G-III Apparel Group Ltd. (a)	2,686,317
55,159	Levi Strauss & Co., Class A	1,086,081
63,347	Oxford Industries, Inc.	2,418,588
85,062	Steven Madden Ltd.	2,041,913
84,615	Wolverine World Wide, Inc.	1,910,607
		12,194,816
	Tobacco — 0.5%
26,921	Turning Point Brands, Inc.	2,232,828
35,024	Universal Corp.	1,907,757
		4,140,585
	Trading Companies & Distributors — 1.5%
309,684	Custom Truck One Source, Inc. (a)	1,916,944
37,127	Distribution Solutions Group, Inc. (a)	1,112,696
103,159	DNOW, Inc. (a)	1,605,154
29,090	DXP Enterprises, Inc. (a)	3,294,733
8,795	McGrath RentCorp	1,097,528
Shares	Description	Value

	Trading Companies & Distributors (Continued)
7,143	Willis Lease Finance Corp.	$1,011,306
60,367	Xometry, Inc., Class A (a)	1,952,269
		11,990,630
	Water Utilities — 0.5%
6,652	American States Water Co.	489,521
33,637	California Water Service Group	1,529,474
39,250	H2O America	1,895,383
		3,914,378
	Wireless Telecommunication Services — 0.2%
28,665	Telephone and Data Systems, Inc.	1,119,082
7,971	United States Cellular Corp. (a)	581,325
		1,700,407
	Total Common Stocks	816,280,394
	(Cost $747,362,476)
MONEY MARKET FUNDS — 0.2%
1,597,641	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (d)	1,597,641
	(Cost $1,597,641)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.0%
$9,135,680	Bank of America Corp., 4.36% (d), dated 07/31/25, due 08/01/25, with a maturity value of $9,136,786. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $9,318,395. (e)	9,135,680
1,891,247	Daiwa Capital Markets America, Inc., 4.36% (d), dated 07/31/25, due 08/01/25, with a maturity value of $1,891,476. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $1,929,072. (e)	1,891,247
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$12,528,464	JPMorgan Chase & Co., 4.36% (d), dated 07/31/25, due 08/01/25, with a maturity value of $12,529,981. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $12,779,033. (e)	$12,528,464
8,856,564	Mizuho Financial Group, Inc., 4.36% (d), dated 07/31/25, due 08/01/25, with a maturity value of $8,857,637. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $9,033,699. (e)	8,856,564
	Total Repurchase Agreements	32,411,955
	(Cost $32,411,955)

	Total Investments — 104.0%	850,289,990
	(Cost $781,372,072)
	Net Other Assets and Liabilities — (4.0)%	(32,647,070)
	Net Assets — 100.0%	$817,642,920

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $31,682,250 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $32,411,955.

(d)	Rate shown reflects yield as of July 31, 2025.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 816,280,394	$ 816,280,394	$ —	$ —
Money Market Funds	1,597,641	1,597,641	—	—
Repurchase Agreements	32,411,955	—	32,411,955	—
Total Investments	$850,289,990	$817,878,035	$32,411,955	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$31,682,250
Non-cash Collateral(2)	(31,682,250)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2025
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$32,411,955
Non-cash Collateral(4)	(32,411,955)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.1%
13,530	General Dynamics Corp.	$4,216,083
7,658	L3Harris Technologies, Inc.	2,104,572
4,148	Lockheed Martin Corp.	1,746,225
7,894	Northrop Grumman Corp.	4,551,759
		12,618,639
	Air Freight & Logistics — 1.7%
16,819	Expeditors International of Washington, Inc.	1,955,040
43,406	FedEx Corp.	9,700,807
78,199	United Parcel Service, Inc., Class B	6,737,626
		18,393,473
	Automobiles — 1.9%
909,368	Ford Motor Co.	10,066,704
200,502	General Motors Co.	10,694,776
		20,761,480
	Banks — 6.6%
83,404	Bank of America Corp.	3,942,507
92,730	Citigroup, Inc.	8,688,801
176,388	Citizens Financial Group, Inc.	8,417,235
140,146	Fifth Third Bancorp	5,825,869
470,961	Huntington Bancshares, Inc.	7,737,889
29,713	M&T Bank Corp.	5,606,843
21,172	PNC Financial Services Group (The), Inc.	4,028,397
335,601	Regions Financial Corp.	8,500,773
183,609	Truist Financial Corp.	8,025,549
127,386	U.S. Bancorp	5,727,275
71,944	Wells Fargo & Co.	5,800,845
		72,301,983
	Beverages — 0.7%
214,202	Brown-Forman Corp., Class B (a)	6,179,728
14,553	PepsiCo, Inc.	2,007,150
		8,186,878
	Biotechnology — 2.0%
78,561	Biogen, Inc. (b)	10,055,808
17,331	Gilead Sciences, Inc.	1,946,098
18,792	Regeneron Pharmaceuticals, Inc.	10,250,284
		22,252,190
	Building Products — 1.5%
84,555	Builders FirstSource, Inc. (b)	10,749,477
5,144	Carlisle Cos., Inc.	1,824,629
29,855	Masco Corp.	2,034,021
13,972	Owens Corning	1,948,116
		16,556,243
Shares	Description	Value

	Capital Markets — 3.1%
63,265	Bank of New York Mellon (The) Corp.	$6,418,234
37,383	Carlyle Group (The), Inc.	2,267,653
72,162	Jefferies Financial Group, Inc.	4,160,861
12,528	Raymond James Financial, Inc.	2,093,805
74,227	State Street Corp.	8,294,867
102,245	T. Rowe Price Group, Inc.	10,372,755
		33,608,175
	Chemicals — 3.0%
107,245	CF Industries Holdings, Inc.	9,955,553
298,086	Dow, Inc.	6,942,423
170,528	LyondellBasell Industries N.V., Class A	9,878,687
34,695	PPG Industries, Inc.	3,660,323
17,492	RPM International, Inc.	2,053,736
		32,490,722
	Consumer Finance — 0.7%
118,271	Synchrony Financial	8,239,941
	Consumer Staples Distribution & Retail — 1.8%
34,506	Dollar General Corp.	3,619,679
80,360	Kroger (The) Co.	5,633,236
100,016	Target Corp.	10,051,608
		19,304,523
	Containers & Packaging — 1.4%
22,492	Avery Dennison Corp.	3,773,483
34,256	Ball Corp.	1,961,498
84,277	International Paper Co.	3,939,107
30,588	Packaging Corp. of America	5,926,425
		15,600,513
	Distributors — 0.2%
15,839	Genuine Parts Co.	2,041,330
	Diversified Telecommunication Services — 1.6%
272,748	AT&T, Inc.	7,476,022
228,026	Verizon Communications, Inc.	9,750,392
		17,226,414
	Electric Utilities — 5.8%
95,323	Alliant Energy Corp.	6,196,948
55,552	American Electric Power Co., Inc.	6,285,153
66,891	Duke Energy Corp.	8,136,621
191,213	Edison International	9,966,022
124,070	Eversource Energy	8,201,027
181,789	Exelon Corp.	8,169,598
143,174	FirstEnergy Corp.	6,114,962
11,965	NRG Energy, Inc.	2,000,548
115,908	Xcel Energy, Inc.	8,512,283
		63,583,162
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components — 1.0%
3,751	Teledyne Technologies, Inc. (b)	$2,066,876
103,886	Trimble, Inc. (b)	8,714,997
		10,781,873
	Energy Equipment & Services — 1.9%
484,134	Halliburton Co.	10,844,602
291,913	Schlumberger N.V.	9,866,659
		20,711,261
	Entertainment — 0.3%
31,827	Walt Disney (The) Co.	3,790,914
	Financial Services — 2.6%
20,312	Berkshire Hathaway, Inc., Class B (b)	9,584,827
116,198	Block, Inc. (b)	8,977,457
123,272	Global Payments, Inc.	9,855,596
		28,417,880
	Food Products — 3.7%
149,551	Archer-Daniels-Midland Co.	8,102,673
152,351	General Mills, Inc.	7,462,152
11,577	Hershey (The) Co.	2,154,827
130,468	Hormel Foods Corp.	3,664,846
382,131	Kraft Heinz (The) Co.	10,493,317
176,381	Tyson Foods, Inc., Class A	9,224,727
		41,102,542
	Gas Utilities — 0.5%
37,402	Atmos Energy Corp.	5,831,720
	Ground Transportation — 2.2%
120,952	CSX Corp.	4,298,634
40,142	J.B. Hunt Transport Services, Inc.	5,782,455
22,519	Norfolk Southern Corp.	6,260,282
11,838	Old Dominion Freight Line, Inc.	1,766,822
42,301	Uber Technologies, Inc. (b)	3,711,913
8,351	Union Pacific Corp.	1,853,671
		23,673,777
	Health Care Equipment & Supplies — 2.8%
42,382	Abbott Laboratories	5,348,185
22,914	Becton Dickinson & Co.	4,084,420
27,001	Cooper (The) Cos., Inc. (b)	1,908,701
53,281	GE HealthCare Technologies, Inc.	3,800,001
29,487	Hologic, Inc. (b)	1,970,321
45,275	Medtronic PLC	4,085,616
108,175	Zimmer Biomet Holdings, Inc.	9,914,239
		31,111,483
Shares	Description	Value

	Health Care Providers & Services — 4.3%
181,773	Centene Corp. (b)	$4,738,822
11,939	Cigna Group (The)	3,192,250
114,428	CVS Health Corp.	7,105,979
20,293	Elevance Health, Inc.	5,744,542
10,302	HCA Healthcare, Inc.	3,646,805
32,287	Humana, Inc.	8,067,553
7,320	Labcorp Holdings, Inc.	1,903,786
19,349	Molina Healthcare, Inc. (b)	3,054,627
21,971	Quest Diagnostics, Inc.	3,678,165
25,301	UnitedHealth Group, Inc.	6,314,117
		47,446,646
	Health Care REITs — 0.8%
108,678	Alexandria Real Estate Equities, Inc.	8,306,260
	Household Durables — 3.4%
76,534	D.R. Horton, Inc.	10,932,117
89,201	Lennar Corp., Class A	10,006,568
780	NVR, Inc. (b)	5,888,602
93,557	PulteGroup, Inc.	10,564,456
		37,391,743
	Household Products — 0.3%
30,613	Kimberly-Clark Corp.	3,814,992
	Industrial Conglomerates — 0.2%
12,622	3M Co.	1,883,455
	Industrial REITs — 0.4%
37,545	Prologis, Inc.	4,009,055
	Insurance — 7.0%
18,218	Aflac, Inc.	1,810,141
19,604	Allstate (The) Corp.	3,984,513
92,221	American International Group, Inc.	7,159,116
108,365	Arch Capital Group Ltd.	9,325,892
19,894	Chubb Ltd.	5,292,600
38,707	Cincinnati Financial Corp.	5,709,670
11,613	Everest Group Ltd.	3,899,645
102,821	Fidelity National Financial, Inc.	5,802,189
45,436	Hartford Insurance Group (The), Inc.	5,651,784
86,115	Loews Corp.	7,796,852
3,952	Markel Group, Inc. (b)	7,936,762
23,892	MetLife, Inc.	1,814,597
24,190	Principal Financial Group, Inc.	1,882,708
17,884	Prudential Financial, Inc.	1,852,425
9,685	Reinsurance Group of America, Inc.	1,863,878
14,751	Travelers (The) Cos., Inc.	3,838,800
26,152	W.R. Berkley Corp.	1,799,519
		77,421,091
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 1.3%
6,429	Accenture PLC, Class A	$1,717,186
72,269	Akamai Technologies, Inc. (b)	5,514,847
101,158	Cognizant Technology Solutions Corp., Class A	7,259,098
		14,491,131
	Life Sciences Tools & Services — 2.1%
733,034	Avantor, Inc. (b)	9,851,977
25,044	IQVIA Holdings, Inc. (b)	4,654,678
40,804	Revvity, Inc.	3,586,672
9,734	Thermo Fisher Scientific, Inc.	4,552,397
		22,645,724
	Machinery — 2.8%
53,848	Dover Corp.	9,754,027
110,573	Fortive Corp.	5,299,764
10,945	IDEX Corp.	1,789,617
83,034	PACCAR, Inc.	8,200,438
18,523	Snap-on, Inc.	5,949,402
		30,993,248
	Media — 2.3%
9,653	Charter Communications, Inc., Class A (b)	2,600,132
276,455	Comcast Corp., Class A	9,186,600
102,859	Fox Corp., Class A	5,735,418
109,720	Omnicom Group, Inc.	7,905,326
		25,427,476
	Metals & Mining — 2.9%
169,356	Newmont Corp.	10,517,008
60,934	Nucor Corp.	8,717,827
18,363	Reliance, Inc.	5,327,657
61,661	Steel Dynamics, Inc.	7,865,477
		32,427,969
	Multi-Utilities — 3.9%
60,019	Ameren Corp.	6,069,721
107,423	CenterPoint Energy, Inc.	4,170,161
83,202	CMS Energy Corp.	6,140,308
78,658	Consolidated Edison, Inc.	8,141,103
101,984	Dominion Energy, Inc.	5,960,965
59,591	DTE Energy Co.	8,247,990
37,877	WEC Energy Group, Inc.	4,131,623
		42,861,871
	Oil, Gas & Consumable Fuels — 9.1%
68,905	Chevron Corp.	10,448,754
109,948	ConocoPhillips	10,482,442
388,758	Coterra Energy, Inc.	9,481,808
310,173	Devon Energy Corp.	10,303,947
71,811	Diamondback Energy, Inc.	10,675,423
82,489	EOG Resources, Inc.	9,900,330
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
67,674	EQT Corp.	$3,637,477
91,529	Exxon Mobil Corp.	10,218,298
23,761	Marathon Petroleum Corp.	4,043,885
234,863	Occidental Petroleum Corp.	10,319,880
48,316	Phillips 66	5,970,891
29,360	Valero Energy Corp.	4,031,422
		99,514,557
	Passenger Airlines — 0.5%
177,689	Southwest Airlines Co.	5,495,921
	Pharmaceuticals — 2.5%
124,524	Bristol-Myers Squibb Co.	5,393,134
37,735	Johnson & Johnson	6,216,464
99,712	Merck & Co., Inc.	7,789,501
325,633	Pfizer, Inc.	7,583,993
		26,983,092
	Professional Services — 1.3%
37,902	Booz Allen Hamilton Holding Corp.	4,068,022
36,539	Leidos Holdings, Inc.	5,833,451
47,667	SS&C Technologies Holdings, Inc.	4,074,575
		13,976,048
	Retail REITs — 0.5%
274,225	Kimco Realty Corp.	5,821,797
	Semiconductors & Semiconductor Equipment — 1.9%
10,495	Applied Materials, Inc.	1,889,730
64,044	Micron Technology, Inc.	6,989,762
8,793	NXP Semiconductors N.V.	1,879,680
36,660	ON Semiconductor Corp. (b)	2,066,158
36,195	QUALCOMM, Inc.	5,311,978
21,368	Teradyne, Inc.	2,295,564
		20,432,872
	Software — 0.3%
50,611	Zoom Communications, Inc. (b)	3,747,745
	Specialty Retail — 1.3%
85,865	Best Buy Co., Inc.	5,586,377
8,660	Lowe’s Cos., Inc.	1,936,116
15,061	Ross Stores, Inc.	2,056,429
8,437	Ulta Beauty, Inc. (b)	4,345,139
		13,924,061
	Technology Hardware, Storage & Peripherals — 2.5%
15,673	Dell Technologies, Inc., Class C	2,079,650
482,475	Hewlett Packard Enterprise Co.	9,982,408
235,657	HP, Inc.	5,844,294
123,351	Western Digital Corp.	9,706,490
		27,612,842
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Water Utilities — 0.2%
13,812	American Water Works Co., Inc.	$1,936,995
	Total Common Stocks	1,097,153,707
	(Cost $1,054,499,588)
MONEY MARKET FUNDS — 0.1%
932,781	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	932,781
	(Cost $932,781)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.1%
$396,361	Bank of America Corp., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $396,409. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $404,288. (d)	396,361
82,055	Daiwa Capital Markets America, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $82,065. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $83,696. (d)	82,055
Principal Value	Description	Value

$543,560	JPMorgan Chase & Co., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $543,626. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $554,431. (d)	$543,560
384,254	Mizuho Financial Group, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $384,301. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $391,939. (d)	384,254
	Total Repurchase Agreements	1,406,230
	(Cost $1,406,230)

	Total Investments — 100.1%	1,099,492,718
	(Cost $1,056,838,599)
	Net Other Assets and Liabilities — (0.1)%	(1,194,429)
	Net Assets — 100.0%	$1,098,298,289

(a)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,352,315 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,406,230.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of July 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
July 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,097,153,707	$ 1,097,153,707	$ —	$ —
Money Market Funds	932,781	932,781	—	—
Repurchase Agreements	1,406,230	—	1,406,230	—
Total Investments	$1,099,492,718	$1,098,086,488	$1,406,230	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,352,315
Non-cash Collateral(2)	(1,352,315)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,406,230
Non-cash Collateral(4)	(1,406,230)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.9%
12,859	Axon Enterprise, Inc. (a)	$9,714,846
25,967	HEICO Corp.	8,486,016
57,200	Howmet Aerospace, Inc.	10,282,844
4,090	TransDigm Group, Inc.	6,578,601
		35,062,307
	Automobiles — 0.2%
6,527	Tesla, Inc. (a)	2,012,078
	Banks — 1.2%
2,177	First Citizens BancShares, Inc., Class A	4,342,592
36,724	JPMorgan Chase & Co.	10,879,118
		15,221,710
	Beverages — 0.6%
29,304	Coca-Cola (The) Co.	1,989,449
99,295	Monster Beverage Corp. (a)	5,833,581
		7,823,030
	Biotechnology — 1.9%
26,120	Alnylam Pharmaceuticals, Inc. (a)	10,245,309
7,425	Amgen, Inc.	2,191,117
50,416	Natera, Inc. (a)	6,738,603
33,883	Neurocrine Biosciences, Inc. (a)	4,344,817
		23,519,846
	Broadline Retail — 2.3%
28,351	Amazon.com, Inc. (a)	6,637,253
355,361	Coupang, Inc. (a)	10,458,274
114,387	eBay, Inc.	10,495,007
		27,590,534
	Building Products — 2.2%
84,983	Carrier Global Corp.	5,831,534
80,641	Johnson Controls International PLC	8,467,305
3,616	Lennox International, Inc.	2,202,144
24,340	Trane Technologies PLC	10,662,867
		27,163,850
	Capital Markets — 10.8%
15,958	Ameriprise Financial, Inc.	8,269,276
11,970	Ares Management Corp., Class A	2,220,794
4,058	Blackrock, Inc.	4,488,189
13,861	Blackstone, Inc.	2,397,398
36,522	Cboe Global Markets, Inc.	8,803,263
22,567	CME Group, Inc.	6,279,945
30,376	Coinbase Global, Inc., Class A (a)	11,474,838
15,043	Goldman Sachs Group (The), Inc.	10,884,964
192,142	Interactive Brokers Group, Inc., Class A	12,596,829
Shares	Description	Value

	Capital Markets (Continued)
28,393	LPL Financial Holdings, Inc.	$11,235,962
8,490	Moody’s Corp.	4,378,548
60,467	Morgan Stanley	8,614,129
3,595	MSCI, Inc.	2,018,089
119,063	Nasdaq, Inc.	11,456,242
83,971	Northern Trust Corp.	10,916,230
113,709	Robinhood Markets, Inc., Class A (a)	11,717,712
8,076	S&P Global, Inc.	4,450,684
		132,203,092
	Chemicals — 0.5%
15,805	Ecolab, Inc.	4,137,117
6,038	Sherwin-Williams (The) Co.	1,997,853
		6,134,970
	Commercial Services & Supplies — 1.7%
27,908	Cintas Corp.	6,210,925
25,221	Republic Services, Inc.	5,817,224
75,481	Rollins, Inc.	4,322,797
18,612	Waste Management, Inc.	4,265,126
		20,616,072
	Communications Equipment — 1.8%
41,624	Arista Networks, Inc. (a)	5,128,909
122,763	Cisco Systems, Inc.	8,357,705
28,939	F5, Inc. (a)	9,070,062
		22,556,676
	Construction & Engineering — 3.1%
19,855	Comfort Systems USA, Inc.	13,964,022
19,905	EMCOR Group, Inc.	12,490,188
28,159	Quanta Services, Inc.	11,436,215
		37,890,425
	Construction Materials — 0.4%
3,777	Martin Marietta Materials, Inc.	2,171,322
7,949	Vulcan Materials Co.	2,183,352
		4,354,674
	Consumer Finance — 1.7%
26,702	American Express Co.	7,992,175
584,658	SoFi Technologies, Inc. (a)	13,201,578
		21,193,753
	Consumer Staples Distribution & Retail — 2.0%
6,283	Costco Wholesale Corp.	5,903,758
64,666	Sprouts Farmers Market, Inc. (a)	9,799,486
87,106	Walmart, Inc.	8,534,646
		24,237,890
	Electric Utilities — 2.2%
32,986	Constellation Energy Corp.	11,473,850
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
51,235	Entergy Corp.	$4,633,181
29,866	NextEra Energy, Inc.	2,122,278
61,177	PPL Corp.	2,183,407
67,732	Southern (The) Co.	6,399,320
		26,812,036
	Electrical Equipment — 3.5%
17,423	Eaton Corp. PLC	6,702,976
20,120	GE Vernova, Inc.	13,285,035
10,427	Hubbell, Inc.	4,561,604
18,725	Rockwell Automation, Inc.	6,585,770
82,911	Vertiv Holdings Co., Class A	12,071,842
		43,207,227
	Electronic Equipment, Instruments & Components — 0.9%
107,813	Amphenol Corp., Class A	11,483,163
	Entertainment — 3.9%
26,667	Electronic Arts, Inc.	4,066,451
40,752	Liberty Media Corp.-Liberty Formula One, Class C (a)	4,089,463
56,302	Live Nation Entertainment, Inc. (a)	8,315,805
7,951	Netflix, Inc. (a)	9,218,390
101,204	ROBLOX Corp., Class A (a)	13,944,899
35,073	Take-Two Interactive Software, Inc. (a)	7,811,809
		47,446,817
	Financial Services — 3.0%
153,986	Affirm Holdings, Inc. (a)	10,557,280
6,248	Corpay, Inc. (a)	2,018,416
3,689	Mastercard, Inc., Class A	2,089,708
83,691	PayPal Holdings, Inc. (a)	5,754,593
240,385	Toast, Inc., Class A (a)	11,740,404
11,995	Visa, Inc., Class A	4,143,913
		36,304,314
	Health Care Equipment & Supplies — 3.7%
79,297	Boston Scientific Corp. (a)	8,319,841
48,787	Dexcom, Inc. (a)	3,940,526
11,597	IDEXX Laboratories, Inc. (a)	6,196,393
27,110	Insulet Corp. (a)	7,818,524
7,836	Intuitive Surgical, Inc. (a)	3,769,821
24,108	ResMed, Inc.	6,555,930
17,728	STERIS PLC	4,015,215
10,765	Stryker Corp.	4,227,738
		44,843,988
	Health Care REITs — 0.5%
40,459	Welltower, Inc.	6,678,567
Shares	Description	Value

	Health Care Technology — 0.7%
29,576	Veeva Systems, Inc., Class A (a)	$8,405,499
	Hotels, Restaurants & Leisure — 6.6%
15,667	Airbnb, Inc., Class A (a)	2,074,468
1,471	Booking Holdings, Inc.	8,096,472
378,613	Carnival Corp. (a)	11,271,309
36,925	Chipotle Mexican Grill, Inc. (a)	1,583,344
4,601	Domino’s Pizza, Inc.	2,131,229
43,189	DoorDash, Inc., Class A (a)	10,808,047
198,584	DraftKings, Inc., Class A (a)	8,944,224
36,874	Expedia Group, Inc.	6,645,432
31,979	Hilton Worldwide Holdings, Inc.	8,572,930
47,650	Las Vegas Sands Corp.	2,496,860
22,766	Marriott International, Inc., Class A	6,006,354
34,000	Royal Caribbean Cruises Ltd.	10,807,580
13,992	Yum! Brands, Inc.	2,016,947
		81,455,196
	Household Durables — 0.4%
20,403	Garmin Ltd.	4,463,360
	Independent Power and Renewable Electricity Producers — 0.9%
54,934	Vistra Corp.	11,455,936
	Industrial Conglomerates — 0.3%
18,287	Honeywell International, Inc.	4,066,114
	Insurance — 0.9%
5,812	Aon PLC, Class A	2,067,386
18,700	Brown & Brown, Inc.	1,708,619
31,916	Progressive (The) Corp.	7,724,949
		11,500,954
	Interactive Media & Services — 2.2%
11,765	Alphabet, Inc., Class A	2,257,703
11,540	Meta Platforms, Inc., Class A	8,925,498
173,449	Pinterest, Inc., Class A (a)	6,695,131
56,567	Reddit, Inc., Class A (a)	9,084,095
		26,962,427
	IT Services — 4.4%
54,366	Cloudflare, Inc., Class A (a)	11,290,731
11,514	GoDaddy, Inc., Class A (a)	1,860,432
28,893	International Business Machines Corp.	7,314,263
42,599	Okta, Inc. (a)	4,166,182
47,578	Snowflake, Inc. (a)	10,633,683
85,611	Twilio, Inc., Class A (a)	11,043,819
29,492	VeriSign, Inc.	7,929,514
		54,238,624
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 2.7%
10,970	Caterpillar, Inc.	$4,805,080
6,331	Cummins, Inc.	2,327,402
12,233	Deere & Co.	6,414,618
8,905	Parker-Hannifin Corp.	6,517,570
40,685	Westinghouse Air Brake Technologies Corp.	7,813,554
32,921	Xylem, Inc.	4,761,035
		32,639,259
	Media — 0.2%
28,800	Trade Desk (The), Inc., Class A (a)	2,504,448
	Multi-Utilities — 0.9%
154,186	NiSource, Inc.	6,545,196
50,589	Public Service Enterprise Group, Inc.	4,542,386
		11,087,582
	Oil, Gas & Consumable Fuels — 1.8%
25,542	Cheniere Energy, Inc.	6,024,847
144,852	Kinder Morgan, Inc.	4,064,547
25,399	ONEOK, Inc.	2,085,512
24,464	Targa Resources Corp.	4,071,054
99,027	Williams (The) Cos., Inc.	5,936,669
		22,182,629
	Passenger Airlines — 1.0%
42,157	Delta Air Lines, Inc.	2,243,174
106,961	United Airlines Holdings, Inc. (a)	9,445,726
		11,688,900
	Professional Services — 1.6%
13,809	Automatic Data Processing, Inc.	4,273,885
35,047	Broadridge Financial Solutions, Inc.	8,674,483
48,394	TransUnion	4,606,625
6,656	Verisk Analytics, Inc.	1,855,094
		19,410,087
	Real Estate Management & Development — 0.4%
60,794	Zillow Group, Inc., Class C (a)	4,836,163
	Retail REITs — 0.2%
35,989	Realty Income Corp.	2,020,063
	Semiconductors & Semiconductor Equipment — 4.4%
68,789	Astera Labs, Inc. (a)	9,405,520
38,624	Broadcom, Inc.	11,343,869
37,573	First Solar, Inc. (a)	6,565,130
6,944	KLA Corp.	6,103,984
55,021	Marvell Technology, Inc.	4,422,038
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
8,504	Monolithic Power Systems, Inc.	$6,048,385
53,910	NVIDIA Corp.	9,588,972
		53,477,898
	Software — 10.7%
24,329	AppLovin Corp., Class A (a)	9,505,340
20,093	Autodesk, Inc. (a)	6,090,389
13,820	Cadence Design Systems, Inc. (a)	5,038,357
16,723	Crowdstrike Holdings, Inc., Class A (a)	7,601,774
31,702	Datadog, Inc., Class A (a)	4,437,646
26,618	Docusign, Inc. (a)	2,013,386
112,659	Dynatrace, Inc. (a)	5,926,990
58,833	Fortinet, Inc. (a)	5,877,417
144,852	Gen Digital, Inc.	4,271,686
36,174	Guidewire Software, Inc. (a)	8,183,282
10,813	Intuit, Inc.	8,489,611
8,562	Microsoft Corp.	4,567,827
15,387	MicroStrategy, Inc., Class A (a)	6,183,420
81,369	Nutanix, Inc., Class A (a)	6,116,508
38,957	Oracle Corp.	9,886,118
78,100	Palantir Technologies, Inc., Class A (a)	12,367,135
30,394	Palo Alto Networks, Inc. (a)	5,276,398
3,658	Roper Technologies, Inc.	2,013,363
6,050	ServiceNow, Inc. (a)	5,705,876
8,639	Workday, Inc., Class A (a)	1,981,614
33,913	Zscaler, Inc. (a)	9,684,196
		131,218,333
	Specialized REITs — 0.6%
60,640	Iron Mountain, Inc.	5,903,910
8,829	SBA Communications Corp.	1,984,053
		7,887,963
	Specialty Retail — 2.6%
1,676	AutoZone, Inc. (a)	6,315,805
8,912	Burlington Stores, Inc. (a)	2,432,619
31,596	Carvana Co. (a)	12,327,811
47,250	O’Reilly Automotive, Inc. (a)	4,645,620
34,485	TJX (The) Cos., Inc.	4,294,417
12,691	Williams-Sonoma, Inc.	2,373,852
		32,390,124
	Technology Hardware, Storage & Peripherals — 1.4%
19,458	NetApp, Inc.	2,026,161
36,007	Pure Storage, Inc., Class A (a)	2,143,137
217,234	Super Micro Computer, Inc. (a)	12,810,289
		16,979,587
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 0.9%
96,997	Tapestry, Inc.	$10,478,586
	Tobacco — 0.8%
35,362	Altria Group, Inc.	2,190,322
46,765	Philip Morris International, Inc.	7,671,798
		9,862,120
	Trading Companies & Distributors — 1.7%
148,092	Fastenal Co.	6,831,484
11,305	United Rentals, Inc.	9,981,636
4,094	W.W. Grainger, Inc.	4,255,877
		21,068,997
	Wireless Telecommunication Services — 0.5%
26,105	T-Mobile US, Inc.	6,223,693
	Total Common Stocks	1,222,861,561
	(Cost $949,283,332)
MONEY MARKET FUNDS — 0.2%
2,219,176	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	2,219,176
	(Cost $2,219,176)

	Total Investments — 100.0%	1,225,080,737
	(Cost $951,502,508)
	Net Other Assets and Liabilities — (0.0)%	(418,162)
	Net Assets — 100.0%	$1,224,662,575

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,222,861,561	$ 1,222,861,561	$ —	$ —
Money Market Funds	2,219,176	2,219,176	—	—
Total Investments	$1,225,080,737	$1,225,080,737	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.9%
729	General Dynamics Corp.	$227,164
652	Huntington Ingalls Industries, Inc.	181,817
413	L3Harris Technologies, Inc.	113,501
224	Lockheed Martin Corp.	94,299
425	Northrop Grumman Corp.	245,059
1,307	Textron, Inc.	101,645
1,247	V2X, Inc. (a)	59,083
		1,022,568
	Air Freight & Logistics — 1.0%
906	Expeditors International of Washington, Inc.	105,314
2,339	FedEx Corp.	522,743
1,077	GXO Logistics, Inc. (a)	53,538
3,621	Hub Group, Inc., Class A	126,807
4,214	United Parcel Service, Inc., Class B	363,078
		1,171,480
	Automobile Components — 1.6%
3,845	Aptiv PLC (a)	263,921
6,267	BorgWarner, Inc.	230,625
1,731	Dana, Inc.	27,557
8,476	Garrett Motion, Inc.	110,527
9,542	Gentex Corp.	252,100
4,279	Gentherm, Inc. (a)	137,099
14,592	Goodyear Tire & Rubber (The) Co. (a)	150,006
977	LCI Industries	92,815
2,762	Lear Corp.	260,429
656	Patrick Industries, Inc.	63,789
2,721	Phinia, Inc.	137,955
1,298	Visteon Corp. (a)	144,273
		1,871,096
	Automobiles — 1.3%
49,002	Ford Motor Co.	542,452
10,804	General Motors Co.	576,285
6,412	Harley-Davidson, Inc.	156,004
2,363	Thor Industries, Inc.	215,010
1,024	Winnebago Industries, Inc.	30,433
		1,520,184
	Banks — 7.9%
975	1st Source Corp.	58,324
2,432	Ameris Bancorp	166,227
2,151	Associated Banc-Corp.	53,216
1,380	Axos Financial, Inc. (a)	119,163
4,494	Bank of America Corp.	212,431
4,459	Bank OZK	219,829
Shares	Description	Value

	Banks (Continued)
2,503	BankUnited, Inc.	$91,284
944	Banner Corp.	58,599
3,557	Berkshire Hills Bancorp, Inc.	87,644
1,612	BOK Financial Corp.	163,666
6,561	Cadence Bank	228,651
1,329	Cathay General Bancorp	60,097
4,997	Citigroup, Inc.	468,219
9,505	Citizens Financial Group, Inc.	453,579
2,638	Comerica, Inc.	178,250
1,030	Customers Bancorp, Inc. (a)	65,662
1,102	Dime Community Bancshares, Inc.	30,536
655	FB Financial Corp.	31,938
7,552	Fifth Third Bancorp	313,937
673	First Bancorp	33,711
1,425	First BanCorp	29,683
1,298	First Busey Corp.	28,971
3,729	First Commonwealth Financial Corp.	61,566
4,990	First Financial Bancorp	120,958
2,425	First Hawaiian, Inc.	58,806
4,949	First Horizon Corp.	107,938
2,326	First Merchants Corp.	88,667
2,563	Firstsun Capital Bancorp (a)	91,115
10,794	FNB Corp.	165,364
4,938	Fulton Financial Corp.	88,637
2,742	Hancock Whitney Corp.	163,752
1,994	Hilltop Holdings, Inc.	59,022
5,641	Hope Bancorp, Inc.	56,354
25,378	Huntington Bancshares, Inc.	416,961
1,417	Independent Bank Corp.	90,050
2,364	International Bancshares Corp.	161,178
1,601	M&T Bank Corp.	302,109
6,970	Northwest Bancshares, Inc.	81,549
1,414	OFG Bancorp	60,265
1,694	Origin Bancorp, Inc.	61,916
3,964	Peoples Bancorp, Inc.	113,529
1,141	PNC Financial Services Group (The), Inc.	217,098
952	Popular, Inc.	109,080
699	Preferred Bank	63,483
2,241	Prosperity Bancshares, Inc.	149,295
5,082	Provident Financial Services, Inc.	92,594
18,084	Regions Financial Corp.	458,068
826	Renasant Corp.	30,265
2,355	S&T Bancorp, Inc.	86,287
1,075	Seacoast Banking Corp. of Florida	30,304
3,192	Simmons First National Corp., Class A	61,191
570	SouthState Corp.	53,677
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
3,184	Stellar Bancorp, Inc.	$94,024
1,014	Synovus Financial Corp.	47,901
1,771	TowneBank	62,038
2,200	TriCo Bancshares	90,464
9,894	Truist Financial Corp.	432,467
2,443	Trustmark Corp.	91,002
6,864	U.S. Bancorp	308,605
499	UMB Financial Corp.	54,885
2,880	United Bankshares, Inc.	102,298
3,522	United Community Banks, Inc.	107,421
17,623	Valley National Bancorp	163,365
3,413	Veritex Holdings, Inc.	108,260
3,042	WaFd, Inc.	88,537
2,882	Webster Financial Corp.	166,147
3,877	Wells Fargo & Co.	312,602
939	WesBanco, Inc.	28,292
1,839	Westamerica BanCorp	88,088
1,101	WSFS Financial Corp.	60,379
3,030	Zions Bancorp N.A.	162,469
		9,423,939
	Beverages — 0.6%
11,543	Brown-Forman Corp., Class B	333,015
5,454	Molson Coors Beverage Co., Class B	265,719
1,213	National Beverage Corp. (a)	55,580
784	PepsiCo, Inc.	108,129
		762,443
	Biotechnology — 1.1%
5,501	Alkermes PLC (a)	145,721
4,233	Biogen, Inc. (a)	541,824
934	Gilead Sciences, Inc.	104,879
1,013	Regeneron Pharmaceuticals, Inc.	552,551
		1,344,975
	Broadline Retail — 0.6%
502	Dillard’s, Inc., Class A	234,399
17,845	Kohl’s Corp. (b)	193,440
22,495	Macy’s, Inc.	284,112
		711,951
	Building Products — 1.8%
1,600	A.O. Smith Corp.	113,264
913	Advanced Drainage Systems, Inc.	104,767
2,835	American Woodmark Corp. (a)	149,149
4,556	Builders FirstSource, Inc. (a)	579,204
277	Carlisle Cos., Inc.	98,255
3,057	Fortune Brands Innovations, Inc.	166,729
1,510	Gibraltar Industries, Inc. (a)	99,705
2,152	Hayward Holdings, Inc. (a)	33,098
Shares	Description	Value

	Building Products (Continued)
3,648	Janus International Group, Inc. (a)	$31,263
1,609	Masco Corp.	109,621
11,076	Masterbrand, Inc. (a)	122,168
753	Owens Corning	104,991
1,346	Resideo Technologies, Inc. (a)	36,746
675	Simpson Manufacturing Co., Inc.	121,115
965	Trex Co., Inc. (a)	61,992
2,112	UFP Industries, Inc.	206,976
		2,139,043
	Capital Markets — 2.7%
800	Affiliated Managers Group, Inc.	167,896
670	Artisan Partners Asset Management, Inc., Class A	30,318
3,409	Bank of New York Mellon (The) Corp.	345,843
2,014	Carlyle Group (The), Inc.	122,169
8,607	DigitalBridge Group, Inc.	92,439
982	Donnelley Financial Solutions, Inc. (a)	52,007
194	Evercore, Inc., Class A	58,421
1,366	Federated Hermes, Inc.	67,713
4,399	Franklin Resources, Inc.	105,576
14,323	Golub Capital BDC, Inc.	214,272
16,632	Invesco Ltd.	349,438
3,889	Jefferies Financial Group, Inc.	224,240
1,093	Lazard, Inc.	56,814
189	Piper Sandler Cos.	59,595
675	Raymond James Financial, Inc.	112,813
4,000	State Street Corp.	447,000
5,510	T. Rowe Price Group, Inc.	558,989
667	Virtus Investment Partners, Inc.	128,938
		3,194,481
	Chemicals — 3.3%
591	Ashland, Inc.	30,472
4,871	Avient Corp.	153,778
5,301	Axalta Coating Systems Ltd. (a)	150,124
3,497	Cabot Corp.	252,413
5,779	CF Industries Holdings, Inc.	536,465
2,593	Chemours (The) Co.	31,064
16,063	Dow, Inc.	374,107
3,513	Eastman Chemical Co.	255,079
4,632	Element Solutions, Inc.	109,315
5,026	FMC Corp.	196,215
494	H.B. Fuller Co.	27,763
5,809	Huntsman Corp.	56,347
9,189	LyondellBasell Industries N.V., Class A	532,319
5,752	Mosaic (The) Co.	207,130
228	NewMarket Corp.	156,636
6,026	Olin Corp.	114,132
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
1,870	PPG Industries, Inc.	$197,285
541	Quaker Chemical Corp.	61,901
943	RPM International, Inc.	110,718
301	Sensient Technologies Corp.	33,799
2,218	Stepan Co.	112,608
3,454	Westlake Corp.	273,902
		3,973,572
	Commercial Services & Supplies — 0.7%
629	ABM Industries, Inc.	29,016
5,350	BrightView Holdings, Inc. (a)	85,332
588	Brink’s (The) Co.	51,356
2,873	CoreCivic, Inc. (a)	57,575
1,811	HNI Corp.	93,158
4,256	Interface, Inc.	87,759
4,587	MillerKnoll, Inc.	87,061
14,508	Steelcase, Inc., Class A	149,868
473	UniFirst Corp.	80,897
21,127	Vestis Corp.	128,029
		850,051
	Communications Equipment — 0.1%
8,292	Viasat, Inc. (a)	136,238
	Construction & Engineering — 0.3%
605	Arcosa, Inc.	51,958
5,116	Fluor Corp. (a)	290,435
		342,393
	Consumer Finance — 1.2%
5,387	Ally Financial, Inc.	203,898
2,119	Bread Financial Holdings, Inc.	129,895
1,553	FirstCash Holdings, Inc.	206,999
2,468	LendingClub Corp. (a)	38,476
8,586	Navient Corp.	111,103
245	Nelnet, Inc., Class A	30,569
1,841	OneMain Holdings, Inc.	106,391
5,156	PROG Holdings, Inc.	164,167
6,373	Synchrony Financial	444,007
		1,435,505
	Consumer Staples Distribution & Retail — 1.4%
7,316	Albertsons Cos., Inc., Class A	140,614
4,118	Andersons (The), Inc.	147,919
1,859	Dollar General Corp.	195,009
4,874	Grocery Outlet Holding Corp. (a)	64,191
4,330	Kroger (The) Co.	303,533
283	PriceSmart, Inc.	30,422
5,389	Target Corp.	541,594
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
5,193	United Natural Foods, Inc. (a)	$143,534
1,670	Weis Markets, Inc.	120,925
		1,687,741
	Containers & Packaging — 1.3%
1,212	Avery Dennison Corp.	203,337
1,846	Ball Corp.	105,702
509	Crown Holdings, Inc.	50,574
9,959	Graphic Packaging Holding Co.	222,683
1,371	Greif, Inc., Class A	86,963
4,541	International Paper Co.	212,246
1,648	Packaging Corp. of America	319,300
3,381	Sealed Air Corp.	98,962
1,936	Silgan Holdings, Inc.	90,082
2,409	Sonoco Products Co.	108,574
		1,498,423
	Distributors — 0.2%
853	Genuine Parts Co.	109,935
5,670	LKQ Corp.	167,095
		277,030
	Diversified Consumer Services — 0.4%
24,774	ADT, Inc.	206,863
160	Graham Holdings Co., Class B	152,669
1,852	Perdoceo Education Corp.	53,300
1,046	Strategic Education, Inc.	77,556
		490,388
	Diversified REITs — 0.2%
3,395	Alexander & Baldwin, Inc.	61,042
5,550	Broadstone Net Lease, Inc.	90,132
841	WP Carey, Inc.	53,959
		205,133
	Diversified Telecommunication Services — 0.8%
14,697	AT&T, Inc.	402,845
435	IDT Corp., Class B	25,626
4,774	Liberty Latin America Ltd., Class C (a)	34,086
12,287	Verizon Communications, Inc.	525,392
		987,949
	Electric Utilities — 3.7%
5,137	Alliant Energy Corp.	333,956
2,994	American Electric Power Co., Inc.	338,741
3,605	Duke Energy Corp.	438,512
10,304	Edison International	537,045
2,283	Evergy, Inc.	161,636
6,686	Eversource Energy	441,945
9,796	Exelon Corp.	440,232
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
7,715	FirstEnergy Corp.	$329,508
909	IDACORP, Inc.	113,925
645	NRG Energy, Inc.	107,844
3,546	OGE Energy Corp.	161,059
1,570	Otter Tail Corp.	121,173
2,345	Pinnacle West Capital Corp.	212,504
6,456	Portland General Electric Co.	265,471
6,246	Xcel Energy, Inc.	458,706
		4,462,257
	Electrical Equipment — 0.5%
176	Acuity, Inc.	54,798
1,716	Atkore, Inc.	132,166
1,411	EnerSys	130,334
366	Generac Holdings, Inc. (a)	71,256
1,930	NEXTracker, Inc., Class A (a)	112,442
362	Regal Rexnord Corp.	55,343
		556,339
	Electronic Equipment, Instruments & Components — 1.3%
823	Arrow Electronics, Inc. (a)	95,468
3,953	Avnet, Inc.	209,272
1,559	Benchmark Electronics, Inc.	60,022
1,123	Crane NXT Co.	66,639
840	ePlus, Inc. (a)	54,415
920	PC Connection, Inc.	56,663
434	Rogers Corp. (a)	28,462
536	Sanmina Corp. (a)	62,197
1,160	TD SYNNEX Corp.	167,492
202	Teledyne Technologies, Inc. (a)	111,306
5,598	Trimble, Inc. (a)	469,616
1,870	Vishay Intertechnology, Inc.	30,649
2,843	Vontier Corp.	117,899
		1,530,100
	Energy Equipment & Services — 2.4%
17,616	Expro Group Holdings N.V. (a)	189,900
26,088	Halliburton Co.	584,371
24,250	Helix Energy Solutions Group, Inc. (a)	143,803
9,982	Helmerich & Payne, Inc.	161,808
9,688	Innovex International, Inc. (a)	159,077
13,181	Liberty Energy, Inc.	162,654
21,102	NOV, Inc.	265,463
5,007	Patterson-UTI Energy, Inc.	29,591
31,992	RPC, Inc.	148,763
15,730	Schlumberger N.V.	531,674
11,465	Transocean Ltd. (a)	33,478
Shares	Description	Value

	Energy Equipment & Services (Continued)
2,875	Valaris Ltd. (a)	$139,811
5,214	Weatherford International PLC	294,852
		2,845,245
	Entertainment — 0.2%
1,715	Walt Disney (The) Co.	204,274
	Financial Services — 2.8%
1,095	Berkshire Hathaway, Inc., Class B (a)	516,708
6,261	Block, Inc. (a)	483,725
19,277	Compass Diversified Holdings	123,180
7,060	Enact Holdings, Inc.	245,406
4,319	Essent Group Ltd.	241,821
1,035	Euronet Worldwide, Inc. (a)	100,581
1,679	EVERTEC, Inc.	60,696
6,643	Global Payments, Inc.	531,108
591	Jackson Financial, Inc., Class A	51,748
9,421	MGIC Investment Corp.	244,004
2,869	NMI Holdings, Inc. (a)	107,071
1,053	PennyMac Financial Services, Inc.	98,076
7,282	Radian Group, Inc.	237,466
739	Voya Financial, Inc.	51,730
1,264	Walker & Dunlop, Inc.	94,813
14,377	Western Union (The) Co.	115,735
		3,303,868
	Food Products — 3.3%
8,059	Archer-Daniels-Midland Co.	436,637
3,267	Bunge Global S.A.	260,576
3,423	Campbell’s (The) Co.	109,262
5,125	Conagra Brands, Inc.	93,583
4,148	Darling Ingredients, Inc. (a)	134,312
13,131	Flowers Foods, Inc.	208,126
4,668	Fresh Del Monte Produce, Inc.	175,470
8,210	General Mills, Inc.	402,126
624	Hershey (The) Co.	116,145
7,030	Hormel Foods Corp.	197,473
1,547	Ingredion, Inc.	203,492
20,592	Kraft Heinz (The) Co.	565,456
304	Marzetti (The) Company	54,039
1,925	Post Holdings, Inc. (a)	203,684
53	Seaboard Corp.	167,861
6,234	TreeHouse Foods, Inc. (a)	119,818
9,504	Tyson Foods, Inc., Class A	497,059
1,863	WK Kellogg Co.	42,942
		3,988,061
	Gas Utilities — 1.3%
2,016	Atmos Energy Corp.	314,335
7,262	MDU Resources Group, Inc.	125,269
4,682	New Jersey Resources Corp.	214,951
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
3,048	Northwest Natural Holding Co.	$121,676
2,920	ONE Gas, Inc.	212,284
2,116	Southwest Gas Holdings, Inc.	165,344
2,875	Spire, Inc.	214,101
5,761	UGI Corp.	208,433
		1,576,393
	Ground Transportation — 2.1%
1,965	ArcBest Corp.	143,700
6,518	CSX Corp.	231,650
2,163	J.B. Hunt Transport Services, Inc.	311,580
4,744	Knight-Swift Transportation Holdings, Inc.	201,620
377	Landstar System, Inc.	50,281
6,858	Marten Transport Ltd.	83,393
1,213	Norfolk Southern Corp.	337,214
638	Old Dominion Freight Line, Inc.	95,222
1,320	Ryder System, Inc.	234,577
3,689	Schneider National, Inc., Class B	90,196
2,279	Uber Technologies, Inc. (a)	199,982
2,894	U-Haul Holding Co.	150,488
450	Union Pacific Corp.	99,887
5,962	Universal Logistics Holdings, Inc. (b)	142,671
3,256	Werner Enterprises, Inc.	90,256
		2,462,717
	Health Care Equipment & Supplies — 1.7%
2,284	Abbott Laboratories	288,218
1,235	Becton Dickinson & Co.	220,139
1,710	CONMED Corp.	87,466
1,455	Cooper (The) Cos., Inc. (a)	102,854
2,871	GE HealthCare Technologies, Inc.	204,760
1,589	Hologic, Inc. (a)	106,177
7,260	Integra LifeSciences Holdings Corp. (a)	95,396
2,440	Medtronic PLC	220,186
2,059	Omnicell, Inc. (a)	63,849
1,030	QuidelOrtho Corp. (a)	23,711
886	Teleflex, Inc.	105,877
5,829	Zimmer Biomet Holdings, Inc.	534,228
		2,052,861
	Health Care Providers & Services — 3.3%
11,560	Acadia Healthcare Co., Inc. (a)	251,661
16,047	AdaptHealth Corp. (a)	143,942
8,862	Ardent Health, Inc. (a)	93,937
1,193	Astrana Health, Inc. (a)	28,465
Shares	Description	Value

	Health Care Providers & Services (Continued)
9,795	Centene Corp. (a)	$255,356
108	Chemed Corp.	44,528
643	Cigna Group (The)	171,925
1,444	Concentra Group Holdings Parent, Inc.	28,837
6,166	CVS Health Corp.	382,909
1,094	Elevance Health, Inc.	309,690
555	HCA Healthcare, Inc.	196,464
718	Henry Schein, Inc. (a)	48,573
1,740	Humana, Inc.	434,774
394	Labcorp Holdings, Inc.	102,472
1,043	Molina Healthcare, Inc. (a)	164,658
832	National HealthCare Corp.	79,897
5,520	Premier, Inc., Class A	118,570
1,350	Progyny, Inc. (a)	31,738
1,184	Quest Diagnostics, Inc.	198,213
7,975	Select Medical Holdings Corp.	117,950
894	Tenet Healthcare Corp. (a)	144,184
1,363	UnitedHealth Group, Inc.	340,150
1,448	Universal Health Services, Inc., Class B	241,020
		3,929,913
	Health Care REITs — 0.4%
5,856	Alexandria Real Estate Equities, Inc.	447,574
	Hotel & Resort REITs — 0.6%
12,967	Apple Hospitality REIT, Inc.	152,362
14,792	Park Hotels & Resorts, Inc.	157,683
12,118	Pebblebrook Hotel Trust	121,544
20,786	RLJ Lodging Trust	153,816
10,263	Sunstone Hotel Investors, Inc.	89,801
		675,206
	Hotels, Restaurants & Leisure — 0.9%
2,012	Boyd Gaming Corp.	170,819
5,543	Caesars Entertainment, Inc. (a)	147,887
991	Cracker Barrel Old Country Store, Inc. (b)	61,442
52,001	Krispy Kreme, Inc. (b)	188,244
545	Light & Wonder, Inc. (a)	52,494
1,674	Marriott Vacations Worldwide Corp.	124,663
3,051	MGM Resorts International (a)	111,209
1,237	Papa John’s International, Inc.	52,461
4,985	Penn Entertainment, Inc. (a)	90,029
334	Vail Resorts, Inc.	50,187
		1,049,435
	Household Durables — 4.0%
241	Cavco Industries, Inc. (a)	97,284
2,687	Century Communities, Inc.	151,251
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
1,676	Champion Homes, Inc. (a)	$102,068
4,124	D.R. Horton, Inc.	589,072
1,925	Green Brick Partners, Inc. (a)	119,235
5,332	Helen of Troy Ltd. (a)	117,197
582	Installed Building Products, Inc.	117,733
4,952	KB Home	273,648
3,257	La-Z-Boy, Inc.	117,154
4,807	Lennar Corp., Class A	539,249
2,937	LGI Homes, Inc. (a)	156,454
1,350	M/I Homes, Inc. (a)	162,257
3,917	Meritage Homes Corp.	263,771
2,502	Mohawk Industries, Inc. (a)	286,504
42	NVR, Inc. (a)	317,079
5,041	PulteGroup, Inc.	569,230
4,271	Taylor Morrison Home Corp. (a)	253,185
2,298	Toll Brothers, Inc.	271,991
324	TopBuild Corp. (a)	120,019
4,736	Tri Pointe Homes, Inc. (a)	145,869
		4,770,250
	Household Products — 0.6%
2,847	Central Garden & Pet Co., Class A (a)	101,125
1,473	Energizer Holdings, Inc.	33,172
1,650	Kimberly-Clark Corp.	205,623
9,796	Reynolds Consumer Products, Inc.	220,312
2,284	Spectrum Brands Holdings, Inc.	122,217
		682,449
	Independent Power and Renewable Electricity Producers — 0.2%
19,946	AES (The) Corp.	262,290
	Industrial Conglomerates — 0.1%
680	3M Co.	101,470
	Industrial REITs — 0.5%
2,740	Innovative Industrial Properties, Inc.	141,658
10,785	LXP Industrial Trust	83,692
2,023	Prologis, Inc.	216,016
2,892	STAG Industrial, Inc.	99,282
		540,648
	Insurance — 5.6%
982	Aflac, Inc.	97,572
1,056	Allstate (The) Corp.	214,632
416	American Financial Group, Inc.	51,958
4,969	American International Group, Inc.	385,743
Shares	Description	Value

	Insurance (Continued)
5,839	Arch Capital Group Ltd.	$502,504
531	Assurant, Inc.	99,456
3,011	Assured Guaranty Ltd.	254,670
1,516	Axis Capital Holdings Ltd.	142,261
2,251	Brighthouse Financial, Inc. (a)	107,710
1,072	Chubb Ltd.	285,195
2,086	Cincinnati Financial Corp.	307,706
4,079	CNO Financial Group, Inc.	150,270
2,566	Employers Holdings, Inc.	105,925
626	Everest Group Ltd.	210,211
5,541	Fidelity National Financial, Inc.	312,679
855	First American Financial Corp.	51,343
7,780	Genworth Financial, Inc. (a)	61,151
1,266	Globe Life, Inc.	177,835
6,999	Hamilton Insurance Group Ltd., Class B (a)	150,409
309	Hanover Insurance Group (The), Inc.	53,034
2,448	Hartford Insurance Group (The), Inc.	304,507
691	Horace Mann Educators Corp.	29,388
2,438	Kemper Corp.	150,156
6,065	Lincoln National Corp.	231,137
4,640	Loews Corp.	420,106
213	Markel Group, Inc. (a)	427,766
899	Mercury General Corp.	62,256
1,287	MetLife, Inc.	97,748
2,729	Old Republic International Corp.	98,708
1,304	Principal Financial Group, Inc.	101,490
964	Prudential Financial, Inc.	99,851
522	Reinsurance Group of America, Inc.	100,459
1,080	RenaissanceRe Holdings Ltd.	263,239
762	Safety Insurance Group, Inc.	53,607
1,456	SiriusPoint Ltd. (a)	28,552
930	Stewart Information Services Corp.	60,385
795	Travelers (The) Cos., Inc.	206,891
2,598	Unum Group	186,562
1,409	W.R. Berkley Corp.	96,953
		6,742,025
	Interactive Media & Services — 0.2%
7,693	fuboTV, Inc. (a)	30,618
2,275	TripAdvisor, Inc. (a)	39,790
4,999	Ziff Davis, Inc. (a)	155,569
		225,977
	IT Services — 1.1%
346	Accenture PLC, Class A	92,417
3,894	Akamai Technologies, Inc. (a)	297,151
4,203	ASGN, Inc. (a)	210,738
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
5,451	Cognizant Technology Solutions Corp., Class A	$391,164
17,154	DXC Technology Co. (a)	233,466
593	EPAM Systems, Inc. (a)	93,522
		1,318,458
	Leisure Products — 0.3%
720	Acushnet Holdings Corp.	57,326
950	Brunswick Corp.	55,376
7,980	Mattel, Inc. (a)	135,740
730	Polaris, Inc.	38,624
1,920	YETI Holdings, Inc. (a)	70,541
		357,607
	Life Sciences Tools & Services — 1.0%
39,500	Avantor, Inc. (a)	530,880
1,349	IQVIA Holdings, Inc. (a)	250,725
2,199	Revvity, Inc.	193,292
525	Thermo Fisher Scientific, Inc.	245,532
		1,220,429
	Machinery — 2.9%
136	Alamo Group, Inc.	30,271
423	Albany International Corp., Class A	22,922
2,902	Dover Corp.	525,668
5,958	Fortive Corp.	285,567
1,169	Franklin Electric Co., Inc.	109,828
3,286	Greenbrier (The) Cos., Inc.	149,513
2,670	Helios Technologies, Inc.	97,962
8,478	Hillman Solutions Corp. (a)	66,891
590	IDEX Corp.	96,471
5,273	Kennametal, Inc.	130,559
253	Lincoln Electric Holdings, Inc.	61,606
206	Lindsay Corp.	28,121
729	Middleby (The) Corp. (a)	105,851
1,980	Mueller Industries, Inc.	169,033
1,848	Oshkosh Corp.	233,827
4,474	PACCAR, Inc.	441,852
998	Snap-on, Inc.	320,548
1,549	Stanley Black & Decker, Inc.	104,790
781	Tennant Co.	64,464
1,908	Terex Corp.	97,041
2,892	Timken (The) Co.	220,052
1,484	Toro (The) Co.	110,187
467	Worthington Enterprises, Inc.	28,940
		3,501,964
Shares	Description	Value

	Marine Transportation — 0.3%
1,388	Kirby Corp. (a)	$132,290
2,356	Matson, Inc.	251,574
		383,864
	Media — 1.6%
1,114	Cable One, Inc.	142,570
520	Charter Communications, Inc., Class A (a)	140,067
14,897	Comcast Corp., Class A	495,027
5,543	Fox Corp., Class A	309,078
665	John Wiley & Sons, Inc., Class A	25,669
1,213	Nexstar Media Group, Inc.	226,964
5,912	Omnicom Group, Inc.	425,960
9,029	TEGNA, Inc.	150,784
		1,916,119
	Metals & Mining — 2.1%
8,888	Alcoa Corp.	266,373
1,076	Alpha Metallurgical Resources, Inc. (a)	127,043
758	Kaiser Aluminum Corp.	58,601
9,126	Newmont Corp.	566,725
3,283	Nucor Corp.	469,699
989	Reliance, Inc.	286,938
3,323	Steel Dynamics, Inc.	423,882
2,641	Warrior Met Coal, Inc.	135,695
4,058	Worthington Steel, Inc.	123,850
		2,458,806
	Mortgage REITs — 0.8%
2,787	Annaly Capital Management, Inc.	56,660
3,068	Apollo Commercial Real Estate Finance, Inc.	29,514
11,314	Arbor Realty Trust, Inc. (b)	126,264
10,910	Chimera Investment Corp.	145,867
2,430	Dynex Capital, Inc.	30,229
11,261	Ladder Capital Corp.	122,970
15,996	MFA Financial, Inc.	145,404
6,927	PennyMac Mortgage Investment Trust	81,669
18,586	Rithm Capital Corp.	223,590
2,614	Starwood Property Trust, Inc.	50,868
		1,013,035
	Multi-Utilities — 2.3%
3,234	Ameren Corp.	327,055
3,190	Avista Corp.	118,987
3,740	Black Hills Corp.	216,097
5,789	CenterPoint Energy, Inc.	224,729
4,483	CMS Energy Corp.	330,845
4,239	Consolidated Edison, Inc.	438,737
5,496	Dominion Energy, Inc.	321,241
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
3,211	DTE Energy Co.	$444,435
2,360	Northwestern Energy Group, Inc.	126,732
2,041	WEC Energy Group, Inc.	222,632
		2,771,490
	Office REITs — 0.4%
3,494	Cousins Properties, Inc.	94,687
4,013	Easterly Government Properties, Inc.	88,286
2,865	Highwoods Properties, Inc.	83,114
1,529	Kilroy Realty Corp.	56,359
16,606	Piedmont Realty Trust, Inc.	125,541
		447,987
	Oil, Gas & Consumable Fuels — 7.7%
1,302	Antero Resources Corp. (a)	45,479
14,341	APA Corp.	276,638
5,743	California Resources Corp.	276,698
3,713	Chevron Corp.	563,039
2,708	Chord Energy Corp.	298,774
9,531	Civitas Resources, Inc.	289,361
5,925	ConocoPhillips	564,890
20,949	Coterra Energy, Inc.	510,946
16,714	Devon Energy Corp.	555,239
3,870	Diamondback Energy, Inc.	575,314
4,445	EOG Resources, Inc.	533,489
3,647	EQT Corp.	196,026
4,932	Exxon Mobil Corp.	550,609
2,554	HF Sinclair Corp.	112,223
4,148	International Seaways, Inc.	165,505
70,383	Kosmos Energy Ltd. (a)	151,323
11,668	Magnolia Oil & Gas Corp., Class A	277,932
1,280	Marathon Petroleum Corp.	217,843
5,497	Matador Resources Co.	274,190
11,657	Murphy Oil Corp.	289,210
5,338	Northern Oil & Gas, Inc.	150,318
12,656	Occidental Petroleum Corp.	556,105
6,893	Ovintiv, Inc.	283,854
11,276	Peabody Energy Corp.	182,107
2,604	Phillips 66	321,802
1,290	Range Resources Corp.	47,369
10,615	SM Energy Co.	292,868
17,845	Talos Energy, Inc. (a)	152,575
1,582	Valero Energy Corp.	217,224
9,405	Vital Energy, Inc. (a)	175,780
2,135	World Kinect Corp.	58,221
		9,162,951
Shares	Description	Value

	Paper & Forest Products — 0.2%
1,830	Louisiana-Pacific Corp.	$165,450
2,416	Sylvamo Corp.	111,305
		276,755
	Passenger Airlines — 0.5%
4,241	Alaska Air Group, Inc. (a)	224,603
28,619	JetBlue Airways Corp. (a)	127,068
9,575	Southwest Airlines Co.	296,155
		647,826
	Personal Care Products — 0.1%
6,464	Edgewell Personal Care Co.	163,087
	Pharmaceuticals — 2.0%
6,591	Amphastar Pharmaceuticals, Inc. (a)	138,082
6,710	Bristol-Myers Squibb Co.	290,610
14,694	Elanco Animal Health, Inc. (a)	201,014
2,472	Jazz Pharmaceuticals PLC (a)	283,365
2,033	Johnson & Johnson	334,916
5,373	Merck & Co., Inc.	419,739
21,677	Organon & Co.	210,267
1,111	Perrigo Co. PLC	29,630
17,547	Pfizer, Inc.	408,670
372	Prestige Consumer Healthcare, Inc. (a)	27,509
1,920	Supernus Pharmaceuticals, Inc. (a)	67,392
		2,411,194
	Professional Services — 1.8%
15,739	Alight, Inc., Class A	84,361
2,042	Booz Allen Hamilton Holding Corp.	219,168
110	CACI International, Inc., Class A (a)	50,663
2,863	Concentrix Corp.	148,790
455	CSG Systems International, Inc.	28,419
325	FTI Consulting, Inc. (a)	54,064
3,576	Genpact Ltd.	157,523
1,052	ICF International, Inc.	88,252
2,189	KBR, Inc.	102,314
825	Korn Ferry	58,468
3,333	Legalzoom.com, Inc. (a)	29,964
1,969	Leidos Holdings, Inc.	314,351
2,996	ManpowerGroup, Inc.	123,585
2,989	Maximus, Inc.	220,767
2,556	Robert Half, Inc.	94,342
932	Science Applications International Corp.	103,899
2,568	SS&C Technologies Holdings, Inc.	219,512
		2,098,442
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development — 0.3%
7,566	Forestar Group, Inc. (a)	$187,637
205	Jones Lang LaSalle, Inc. (a)	55,424
4,982	Newmark Group, Inc., Class A	75,577
		318,638
	Retail REITs — 0.3%
14,777	Kimco Realty Corp.	313,716
	Semiconductors & Semiconductor Equipment — 1.9%
2,337	ACM Research, Inc., Class A (a)	70,951
1,157	Alpha & Omega Semiconductor Ltd. (a)	29,469
12,496	Amkor Technology, Inc.	281,910
566	Applied Materials, Inc.	101,914
1,278	Axcelis Technologies, Inc. (a)	86,508
1,510	Cirrus Logic, Inc. (a)	152,072
561	Diodes, Inc. (a)	27,697
3,451	Micron Technology, Inc.	376,642
528	MKS, Inc.	50,255
474	NXP Semiconductors N.V.	101,327
1,975	ON Semiconductor Corp. (a)	111,311
8,036	Photronics, Inc. (a)	163,613
1,950	QUALCOMM, Inc.	286,182
1,408	Skyworks Solutions, Inc.	96,504
1,374	Synaptics, Inc. (a)	86,150
1,151	Teradyne, Inc.	123,652
3,947	Ultra Clean Holdings, Inc. (a)	88,886
2,979	Veeco Instruments, Inc. (a)	61,904
		2,296,947
	Software — 0.4%
4,281	Adeia, Inc.	55,439
706	Dolby Laboratories, Inc., Class A	53,190
2,713	Teradata Corp. (a)	56,783
4,529	Verint Systems, Inc. (a)	96,377
2,727	Zoom Communications, Inc. (a)	201,935
		463,724
	Specialized REITs — 0.3%
11,826	Rayonier, Inc.	275,664
7,780	Safehold, Inc.	108,842
		384,506
	Specialty Retail — 2.9%
3,377	Academy Sports & Outdoors, Inc.	171,518
15,730	American Eagle Outfitters, Inc.	169,884
880	Asbury Automotive Group, Inc. (a)	195,465
792	AutoNation, Inc. (a)	152,571
Shares	Description	Value

	Specialty Retail (Continued)
7,004	Bath & Body Works, Inc.	$202,836
4,627	Best Buy Co., Inc.	301,033
1,335	Buckle (The), Inc.	65,909
1,561	CarMax, Inc. (a)	88,368
796	Dick’s Sporting Goods, Inc.	168,362
400	Five Below, Inc. (a)	54,608
9,621	Gap (The), Inc.	187,225
360	Group 1 Automotive, Inc.	148,374
621	Lithia Motors, Inc.	178,848
467	Lowe’s Cos., Inc.	104,407
258	Murphy USA, Inc.	93,520
916	Penske Automotive Group, Inc.	153,347
812	Ross Stores, Inc.	110,870
16,341	Sally Beauty Holdings, Inc. (a)	159,161
1,114	Sonic Automotive, Inc., Class A	80,598
455	Ulta Beauty, Inc. (a)	234,329
3,549	Upbound Group, Inc.	73,234
2,170	Urban Outfitters, Inc. (a)	163,358
1,385	Valvoline, Inc. (a)	48,821
6,537	Victoria’s Secret & Co. (a)	122,896
		3,429,542
	Technology Hardware, Storage & Peripherals — 1.2%
845	Dell Technologies, Inc., Class C	112,123
25,999	Hewlett Packard Enterprise Co.	537,919
12,699	HP, Inc.	314,935
6,647	Western Digital Corp.	523,053
		1,488,030
	Textiles, Apparel & Luxury Goods — 1.0%
5,022	Carter’s, Inc.	121,733
2,577	Columbia Sportswear Co.	145,781
2,590	Crocs, Inc. (a)	258,301
6,755	G-III Apparel Group Ltd. (a)	159,418
1,606	Levi Strauss & Co., Class A	31,622
3,760	Oxford Industries, Inc.	143,557
3,824	PVH Corp.	280,758
3,715	Steven Madden Ltd.	89,178
		1,230,348
	Tobacco — 0.1%
2,079	Universal Corp.	113,243
	Trading Companies & Distributors — 0.9%
4,484	Air Lease Corp.	248,414
3,021	Boise Cascade Co.	253,190
12,253	Custom Truck One Source, Inc. (a)	75,846
4,082	DNOW, Inc. (a)	63,516
617	MSC Industrial Direct Co., Inc., Class A	53,445
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
4,074	Rush Enterprises, Inc., Class A	$220,566
850	WESCO International, Inc.	175,916
		1,090,893
	Water Utilities — 0.3%
744	American Water Works Co., Inc.	104,338
1,331	California Water Service Group	60,521
4,237	Essential Utilities, Inc.	155,922
1,714	H2O America	82,769
		403,550
	Total Common Stocks	119,139,086
	(Cost $116,761,104)
MONEY MARKET FUNDS — 0.2%
227,695	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	227,695
	(Cost $227,695)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$147,664	Bank of America Corp., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $147,682. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $150,617. (d)	147,664
30,570	Daiwa Capital Markets America, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $30,574. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $31,181. (d)	30,570
Principal Value	Description	Value

$202,504	JPMorgan Chase & Co., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $202,529. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $206,554. (d)	$202,504
143,156	Mizuho Financial Group, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $143,173. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $146,019. (d)	143,156
	Total Repurchase Agreements	523,894
	(Cost $523,894)

	Total Investments — 100.5%	119,890,675
	(Cost $117,512,693)
	Net Other Assets and Liabilities — (0.5)%	(555,004)
	Net Assets — 100.0%	$119,335,671

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $489,827 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $523,894.

(c)	Rate shown reflects yield as of July 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 119,139,086	$ 119,139,086	$ —	$ —
Money Market Funds	227,695	227,695	—	—
Repurchase Agreements	523,894	—	523,894	—
Total Investments	$119,890,675	$119,366,781	$523,894	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$489,827
Non-cash Collateral(2)	(489,827)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$523,894
Non-cash Collateral(4)	(523,894)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.8%
2,283	AeroVironment, Inc. (a)	$611,022
7,533	ATI, Inc. (a)	579,589
1,593	Axon Enterprise, Inc. (a)	1,203,496
4,515	BWX Technologies, Inc.	685,964
6,935	Cadre Holdings, Inc.	229,341
1,331	Curtiss-Wright Corp.	652,483
3,215	HEICO Corp.	1,050,662
2,303	Hexcel Corp.	137,973
7,083	Howmet Aerospace, Inc.	1,273,311
13,808	Intuitive Machines, Inc. (a)	154,097
14,002	Kratos Defense & Security Solutions, Inc. (a)	821,917
13,994	Leonardo DRS, Inc.	582,150
6,039	Loar Holdings, Inc. (a)	446,343
5,573	Mercury Systems, Inc. (a)	293,084
1,438	Moog, Inc., Class A	278,368
18,184	Rocket Lab Corp. (a)	835,009
507	TransDigm Group, Inc.	815,489
2,653	Woodward, Inc.	682,033
		11,332,331
	Automobile Components — 0.3%
3,182	Dorman Products, Inc. (a)	383,813
2,641	Modine Manufacturing Co. (a)	355,373
6,153	XPEL, Inc. (a) (b)	201,141
		940,327
	Automobiles — 0.2%
18,935	Rivian Automotive, Inc., Class A (a) (c)	243,694
808	Tesla, Inc. (a)	249,082
		492,776
	Banks — 3.3%
7,080	Amalgamated Financial Corp.	205,249
21,366	Banc of California, Inc.	310,234
4,209	BancFirst Corp.	524,105
6,587	Bancorp (The), Inc. (a)	416,035
8,264	Byline Bancorp, Inc.	217,343
1,804	City Holding Co.	220,268
3,099	Coastal Financial Corp. (a)	298,124
5,564	Columbia Banking System, Inc.	132,423
5,075	Columbia Financial, Inc. (a)	73,029
2,092	Commerce Bancshares, Inc.	128,030
3,884	Community Financial System, Inc.	204,687
2,024	Cullen/Frost Bankers, Inc.	257,878
7,585	CVB Financial Corp.	141,764
5,153	East West Bancorp, Inc.	516,588
4,009	Enterprise Financial Services Corp.	221,257
Shares	Description	Value

	Banks (Continued)
270	First Citizens BancShares, Inc., Class A	$538,585
7,231	First Financial Bankshares, Inc.	250,337
2,555	First Interstate BancSystem, Inc., Class A	73,559
1,912	German American Bancorp, Inc.	73,459
3,019	Glacier Bancorp, Inc.	132,323
9,142	Home BancShares, Inc.	257,439
4,548	JPMorgan Chase & Co.	1,347,300
1,198	Lakeland Financial Corp.	75,917
1,958	National Bank Holdings Corp., Class A	72,564
3,612	NBT Bancorp, Inc.	149,465
2,431	Nicolet Bankshares, Inc.	313,599
12,192	Old National Bancorp	257,373
1,321	Park National Corp.	213,830
3,794	Pathward Financial, Inc.	286,921
3,534	Pinnacle Financial Partners, Inc.	310,603
2,210	QCR Holdings, Inc.	156,910
4,106	Republic Bancorp, Inc., Class A	282,739
3,357	ServisFirst Bancshares, Inc.	264,028
3,801	Stock Yards Bancorp, Inc.	284,163
5,004	Western Alliance Bancorp	388,110
3,148	Wintrust Financial Corp.	402,881
		9,999,119
	Beverages — 0.5%
5,608	Celsius Holdings, Inc. (a)	254,266
3,629	Coca-Cola (The) Co.	246,373
1,165	Coca-Cola Consolidated, Inc.	130,189
12,296	Monster Beverage Corp. (a)	722,390
6,119	Vita Coco (The) Co., Inc. (a)	215,756
		1,568,974
	Biotechnology — 3.5%
17,397	ACADIA Pharmaceuticals, Inc. (a)	414,571
12,130	ADMA Biologics, Inc. (a)	226,831
4,513	Agios Pharmaceuticals, Inc. (a)	167,974
3,235	Alnylam Pharmaceuticals, Inc. (a)	1,268,896
920	Amgen, Inc.	271,492
15,756	Arcutis Biotherapeutics, Inc. (a)	229,722
18,784	Ardelyx, Inc. (a)	79,644
13,981	Arrowhead Pharmaceuticals, Inc. (a)	220,900
21,504	ARS Pharmaceuticals, Inc. (a)	380,191
41,880	BioCryst Pharmaceuticals, Inc. (a)	340,903
9,038	Bridgebio Pharma, Inc. (a)	427,226
11,305	CareDx, Inc. (a)	138,882
10,179	Catalyst Pharmaceuticals, Inc. (a)	217,118
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology (Continued)
3,618	Celldex Therapeutics, Inc. (a)	$79,524
5,773	CG oncology, Inc. (a)	154,081
7,344	Exact Sciences Corp. (a)	344,801
14,757	Exelixis, Inc. (a)	534,499
5,001	Halozyme Therapeutics, Inc. (a)	299,910
27,891	ImmunityBio, Inc. (a) (c)	68,612
3,878	Insmed, Inc. (a)	416,032
5,062	Kymera Therapeutics, Inc. (a)	221,462
4,200	Merus N.V. (a)	278,208
7,373	Mirum Pharmaceuticals, Inc. (a)	381,037
6,243	Natera, Inc. (a)	834,439
4,196	Neurocrine Biosciences, Inc. (a)	538,053
11,687	Novavax, Inc. (a) (c)	77,719
1,751	Praxis Precision Medicines, Inc. (a)	94,939
3,997	Protagonist Therapeutics, Inc. (a)	215,278
7,683	PTC Therapeutics, Inc. (a)	400,361
4,751	Rhythm Pharmaceuticals, Inc. (a)	404,928
7,607	Sarepta Therapeutics, Inc. (a)	124,907
10,843	TG Therapeutics, Inc. (a)	384,926
10,142	Travere Therapeutics, Inc. (a)	156,694
2,001	Twist Bioscience Corp. (a)	67,174
3,577	Ultragenyx Pharmaceutical, Inc. (a)	97,724
2,724	Veracyte, Inc. (a)	64,041
		10,623,699
	Broadline Retail — 1.3%
3,511	Amazon.com, Inc. (a)	821,960
44,006	Coupang, Inc. (a)	1,295,096
14,165	eBay, Inc.	1,299,639
3,949	Ollie’s Bargain Outlet Holdings, Inc. (a)	539,552
		3,956,247
	Building Products — 1.9%
3,610	Allegion PLC	598,971
3,203	Armstrong World Industries, Inc.	602,708
2,338	AZZ, Inc.	256,011
10,524	Carrier Global Corp.	722,157
3,052	Griffon Corp.	248,036
9,987	Johnson Controls International PLC	1,048,635
448	Lennox International, Inc.	272,832
2,855	Tecnoglass, Inc.	222,776
3,014	Trane Technologies PLC	1,320,373
7,115	Zurn Elkay Water Solutions Corp.	314,839
		5,607,338
	Capital Markets — 7.3%
1,976	Ameriprise Financial, Inc.	1,023,943
Shares	Description	Value

	Capital Markets (Continued)
1,482	Ares Management Corp., Class A	$274,955
36,681	BGC Group, Inc., Class A	340,033
503	Blackrock, Inc.	556,323
1,716	Blackstone, Inc.	296,799
4,523	Cboe Global Markets, Inc.	1,090,224
2,795	CME Group, Inc.	777,793
3,762	Coinbase Global, Inc., Class A (a)	1,421,133
1,863	Goldman Sachs Group (The), Inc.	1,348,048
915	Hamilton Lane, Inc., Class A	139,355
2,891	Houlihan Lokey, Inc.	551,198
23,794	Interactive Brokers Group, Inc., Class A	1,559,935
3,516	LPL Financial Holdings, Inc.	1,391,387
6,606	Main Street Capital Corp. (c)	427,408
583	MarketAxess Holdings, Inc.	119,807
1,051	Moody’s Corp.	542,032
7,488	Morgan Stanley	1,066,741
414	Morningstar, Inc.	114,454
445	MSCI, Inc.	249,805
14,745	Nasdaq, Inc.	1,418,764
10,398	Northern Trust Corp.	1,351,740
15,458	Perella Weinberg Partners	308,233
3,154	PJT Partners, Inc., Class A	563,367
14,081	Robinhood Markets, Inc., Class A (a)	1,451,047
1,000	S&P Global, Inc.	551,100
5,791	SEI Investments Co.	510,303
7,032	StepStone Group, Inc., Class A	417,420
7,440	TPG, Inc.	424,601
2,666	Tradeweb Markets, Inc., Class A	369,374
6,129	Victory Capital Holdings, Inc., Class A	422,349
8,377	Virtu Financial, Inc., Class A	369,761
32,601	WisdomTree, Inc.	432,615
		21,882,047
	Chemicals — 0.7%
817	Balchem Corp.	124,568
1,957	Ecolab, Inc.	512,264
2,641	Hawkins, Inc.	431,223
26,957	Perimeter Solutions, Inc. (a)	434,817
5,917	Scotts Miracle-Gro (The) Co.	370,759
748	Sherwin-Williams (The) Co.	247,498
		2,121,129
	Commercial Services & Supplies — 1.9%
9,254	ACV Auctions, Inc., Class A (a)	131,499
2,208	Brady Corp., Class A	155,819
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
3,383	Casella Waste Systems, Inc., Class A (a)	$367,834
1,567	Cimpress PLC (a)	86,671
3,456	Cintas Corp.	769,133
1,688	Clean Harbors, Inc. (a)	398,047
12,579	Driven Brands Holdings, Inc. (a)	212,585
5,432	GEO Group (The), Inc. (a)	140,797
1,553	MSA Safety, Inc.	276,232
15,348	OPENLANE, Inc. (a)	378,175
34,395	Pitney Bowes, Inc.	390,727
3,123	Republic Services, Inc.	720,320
9,348	Rollins, Inc.	535,360
10,852	Tetra Tech, Inc.	398,702
2,292	VSE Corp.	358,790
2,305	Waste Management, Inc.	528,214
		5,848,905
	Communications Equipment — 1.6%
8,599	Applied Optoelectronics, Inc. (a) (c)	196,659
5,155	Arista Networks, Inc. (a)	635,199
15,202	Cisco Systems, Inc.	1,034,952
45,319	CommScope Holding Co., Inc. (a)	371,616
8,611	Digi International, Inc. (a)	280,805
16,724	Extreme Networks, Inc. (a)	295,346
3,584	F5, Inc. (a)	1,123,297
15,849	Harmonic, Inc. (a)	134,875
5,474	Lumentum Holdings, Inc. (a)	602,578
		4,675,327
	Construction & Engineering — 3.7%
5,763	AECOM	649,721
1,702	Argan, Inc.	416,956
2,458	Comfort Systems USA, Inc.	1,728,711
3,530	Construction Partners, Inc., Class A (a)	356,001
2,662	Dycom Industries, Inc. (a)	715,572
2,465	EMCOR Group, Inc.	1,546,763
4,012	Granite Construction, Inc.	379,014
2,196	IES Holdings, Inc. (a)	775,342
3,816	MasTec, Inc. (a)	722,025
8,346	Primoris Services Corp.	785,943
3,487	Quanta Services, Inc.	1,416,175
2,818	Sterling Infrastructure, Inc. (a)	754,069
8,022	Tutor Perini Corp. (a)	386,259
1,594	Valmont Industries, Inc.	580,136
		11,212,687
Shares	Description	Value

	Construction Materials — 0.3%
1,594	Knife River Corp. (a)	$131,473
468	Martin Marietta Materials, Inc.	269,044
1,504	United States Lime & Minerals, Inc.	149,768
985	Vulcan Materials Co.	270,550
		820,835
	Consumer Finance — 1.6%
3,307	American Express Co.	989,818
1,398	Dave, Inc. (a)	329,648
5,707	Encore Capital Group, Inc. (a)	210,474
3,365	Enova International, Inc. (a)	351,844
15,869	SLM Corp.	504,634
72,401	SoFi Technologies, Inc. (a)	1,634,815
10,056	Upstart Holdings, Inc. (a)	821,978
		4,843,211
	Consumer Staples Distribution & Retail — 1.3%
5,881	Chefs’ Warehouse (The), Inc. (a)	403,202
778	Costco Wholesale Corp.	731,040
11,502	Maplebear, Inc. (a)	551,751
8,008	Sprouts Farmers Market, Inc. (a)	1,213,532
10,787	Walmart, Inc.	1,056,910
		3,956,435
	Containers & Packaging — 0.1%
1,663	AptarGroup, Inc.	261,324
	Diversified Consumer Services — 1.6%
5,112	Adtalem Global Education, Inc. (a)	584,148
3,158	Bright Horizons Family Solutions, Inc. (a)	357,170
1,587	Duolingo, Inc. (a)	549,975
11,035	Frontdoor, Inc. (a)	645,548
2,753	Grand Canyon Education, Inc. (a)	464,238
9,480	H&R Block, Inc.	515,143
16,049	Laureate Education, Inc. (a)	362,707
14,722	OneSpaWorld Holdings Ltd.	325,651
4,480	Stride, Inc. (a)	574,471
10,474	Udemy, Inc. (a)	79,707
11,073	Universal Technical Institute, Inc. (a)	356,772
		4,815,530
	Diversified REITs — 0.1%
3,728	American Assets Trust, Inc.	70,944
4,077	Essential Properties Realty Trust, Inc.	124,308
29,258	Global Net Lease, Inc.	204,513
		399,765
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services — 0.5%
13,919	AST SpaceMobile, Inc. (a) (c)	$740,073
9,950	Iridium Communications, Inc.	243,377
89,098	Lumen Technologies, Inc. (a)	396,486
		1,379,936
	Electric Utilities — 1.1%
4,085	Constellation Energy Corp.	1,420,926
6,345	Entergy Corp.	573,778
833	MGE Energy, Inc.	70,755
3,698	NextEra Energy, Inc.	262,780
7,576	PPL Corp.	270,388
8,388	Southern (The) Co.	792,498
		3,391,125
	Electrical Equipment — 2.8%
25,440	Array Technologies, Inc. (a)	165,360
27,192	Bloom Energy Corp., Class A (a)	1,016,709
2,158	Eaton Corp. PLC	830,226
14,516	Enovix Corp. (a) (c)	194,514
73,289	Eos Energy Enterprises, Inc. (a) (c)	417,747
22,369	Fluence Energy, Inc. (a) (c)	181,636
2,491	GE Vernova, Inc.	1,644,782
1,291	Hubbell, Inc.	564,787
9,485	NuScale Power Corp. (a) (c)	476,242
1,783	Powell Industries, Inc.	422,749
2,319	Rockwell Automation, Inc.	815,616
18,350	Sunrun, Inc. (a)	188,271
10,268	Vertiv Holdings Co., Class A	1,495,021
		8,413,660
	Electronic Equipment, Instruments & Components — 1.7%
13,351	Amphenol Corp., Class A	1,422,015
17,701	Arlo Technologies, Inc. (a)	286,756
2,124	Badger Meter, Inc.	400,926
4,493	Belden, Inc.	555,560
5,833	Coherent Corp. (a)	627,631
1,728	CTS Corp.	67,720
4,942	Itron, Inc. (a)	615,477
13,944	Mirion Technologies, Inc. (a)	311,648
2,480	Napco Security Technologies, Inc.	75,714
1,669	OSI Systems, Inc. (a)	368,866
2,164	PAR Technology Corp. (a)	131,528
1,633	Plexus Corp. (a)	208,208
		5,072,049
	Energy Equipment & Services — 0.3%
10,478	Archrock, Inc.	244,766
Shares	Description	Value

	Energy Equipment & Services (Continued)
5,508	Atlas Energy Solutions, Inc. (c)	$71,604
11,388	Kodiak Gas Services, Inc.	368,174
7,244	Oceaneering International, Inc. (a)	157,195
3,253	Tidewater, Inc. (a)	162,682
		1,004,421
	Entertainment — 2.7%
23,752	AMC Entertainment Holdings, Inc., Class A (a) (c)	68,881
4,723	Atlanta Braves Holdings, Inc., Class C (a)	210,457
9,947	Cinemark Holdings, Inc. (c)	267,276
3,303	Electronic Arts, Inc.	503,674
5,046	Liberty Media Corp.-Liberty Formula One, Class C (a)	506,366
6,972	Live Nation Entertainment, Inc. (a)	1,029,764
7,511	Madison Square Garden Entertainment Corp. (a)	283,841
1,245	Madison Square Garden Sports Corp. (a)	251,615
985	Netflix, Inc. (a)	1,142,009
12,532	ROBLOX Corp., Class A (a)	1,726,784
7,400	Roku, Inc. (a)	696,784
4,344	Take-Two Interactive Software, Inc. (a)	967,539
3,574	TKO Group Holdings, Inc.	600,468
		8,255,458
	Financial Services — 2.3%
19,069	Affirm Holdings, Inc. (a)	1,307,371
774	Corpay, Inc. (a)	250,041
1,545	Federal Agricultural Mortgage Corp., Class C	266,157
12,829	Flywire Corp. (a)	139,708
722	Jack Henry & Associates, Inc.	122,606
456	Mastercard, Inc., Class A	258,310
5,262	NCR Atleos Corp. (a)	161,017
21,912	Payoneer Global, Inc. (a)	143,962
10,364	PayPal Holdings, Inc. (a)	712,629
20,791	Remitly Global, Inc. (a)	343,052
2,093	Sezzle, Inc. (a)	324,080
5,250	Shift4 Payments, Inc., Class A (a) (c)	540,750
29,768	Toast, Inc., Class A (a)	1,453,869
1,485	Visa, Inc., Class A	513,023
1,771	WEX, Inc. (a)	300,503
		6,837,078
	Food Products — 0.4%
6,528	Cal-Maine Foods, Inc.	725,522
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
2,331	Simply Good Foods (The) Co. (a)	$71,002
4,487	Tootsie Roll Industries, Inc.	170,192
7,793	Vital Farms, Inc. (a)	289,900
		1,256,616
	Gas Utilities — 0.1%
1,838	Chesapeake Utilities Corp.	220,339
	Ground Transportation — 0.2%
2,219	Avis Budget Group, Inc. (a)	377,762
54,941	Hertz Global Holdings, Inc. (a) (c)	352,172
		729,934
	Health Care Equipment & Supplies — 3.1%
27,044	Alphatec Holdings, Inc. (a)	286,125
9,652	Artivion, Inc. (a)	298,343
9,161	AtriCure, Inc. (a)	321,551
9,819	Boston Scientific Corp. (a)	1,030,209
6,042	Dexcom, Inc. (a)	488,012
2,348	Enovis Corp. (a)	62,926
2,204	Globus Medical, Inc., Class A (a)	115,997
2,961	Haemonetics Corp. (a)	219,232
1,968	ICU Medical, Inc. (a)	252,711
1,436	IDEXX Laboratories, Inc. (a)	767,269
3,357	Insulet Corp. (a)	968,159
2,116	Integer Holdings Corp. (a)	229,607
970	Intuitive Surgical, Inc. (a)	466,657
2,437	iRhythm Technologies, Inc. (a)	341,619
1,589	Lantheus Holdings, Inc. (a)	113,121
886	LeMaitre Vascular, Inc.	71,979
1,547	Masimo Corp. (a)	237,913
1,392	Merit Medical Systems, Inc. (a)	118,125
4,136	Novocure Ltd. (a)	47,854
1,521	Penumbra, Inc. (a)	383,703
2,986	ResMed, Inc.	812,013
2,196	STERIS PLC	497,372
1,333	Stryker Corp.	523,509
3,950	Tandem Diabetes Care, Inc. (a)	61,541
2,240	TransMedics Group, Inc. (a)	266,493
1,230	UFP Technologies, Inc. (a)	278,460
		9,260,500
	Health Care Providers & Services — 1.8%
1,303	Addus HomeCare Corp. (a)	139,134
26,803	Alignment Healthcare, Inc. (a)	369,345
27,572	BrightSpring Health Services, Inc. (a)	569,362
Shares	Description	Value

	Health Care Providers & Services (Continued)
53,798	Clover Health Investments Corp. (a)	$155,476
1,266	CorVel Corp. (a)	112,168
2,739	DaVita, Inc. (a)	384,473
5,304	Encompass Health Corp.	584,024
4,216	Ensign Group (The), Inc.	632,400
4,066	GeneDx Holdings Corp. (a)	414,529
12,498	Guardant Health, Inc. (a)	512,168
4,967	HealthEquity, Inc. (a)	481,799
13,047	Hims & Hers Health, Inc. (a)	863,451
14,242	LifeStance Health Group, Inc. (a)	56,683
13,052	Privia Health Group, Inc. (a)	254,775
		5,529,787
	Health Care REITs — 0.7%
14,163	American Healthcare REIT, Inc.	547,258
8,503	CareTrust REIT, Inc.	270,396
7,429	Healthpeak Properties, Inc.	125,847
2,127	LTC Properties, Inc.	72,403
14,109	Sabra Health Care REIT, Inc.	254,385
5,010	Welltower, Inc.	827,001
		2,097,290
	Health Care Technology — 0.8%
8,483	Doximity, Inc., Class A (a)	498,376
10,548	Phreesia, Inc. (a)	284,374
10,979	Schrodinger, Inc. (a)	223,203
3,663	Veeva Systems, Inc., Class A (a)	1,041,025
12,731	Waystar Holding Corp. (a)	470,792
		2,517,770
	Hotel & Resort REITs — 0.3%
19,595	DiamondRock Hospitality Co.	151,273
16,937	Host Hotels & Resorts, Inc.	266,250
2,637	Ryman Hospitality Properties, Inc.	250,673
11,941	Xenia Hotels & Resorts, Inc.	151,770
		819,966
	Hotels, Restaurants & Leisure — 5.6%
1,939	Airbnb, Inc., Class A (a)	256,743
183	Booking Holdings, Inc.	1,007,243
3,607	Brinker International, Inc. (a)	568,463
46,885	Carnival Corp. (a)	1,395,766
5,989	Cheesecake Factory (The), Inc. (c)	382,757
4,572	Chipotle Mexican Grill, Inc. (a)	196,047
1,026	Choice Hotels International, Inc. (c)	131,030
570	Domino’s Pizza, Inc.	264,030
5,349	DoorDash, Inc., Class A (a)	1,338,587
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
24,592	DraftKings, Inc., Class A (a)	$1,107,624
5,708	Dutch Bros, Inc., Class A (a)	338,313
4,566	Expedia Group, Inc.	822,885
9,358	First Watch Restaurant Group, Inc. (a)	161,800
3,960	Hilton Worldwide Holdings, Inc.	1,061,597
931	Hyatt Hotels Corp., Class A	131,243
5,901	Las Vegas Sands Corp.	309,212
17,156	Life Time Group Holdings, Inc. (a)	492,720
2,819	Marriott International, Inc., Class A	743,737
2,556	Monarch Casino & Resort, Inc.	263,166
12,829	Norwegian Cruise Line Holdings Ltd. (a)	327,909
4,771	Planet Fitness, Inc., Class A (a)	520,945
4,210	Royal Caribbean Cruises Ltd.	1,338,233
25,185	Rush Street Interactive, Inc. (a)	507,730
69,904	Sabre Corp. (a)	211,809
4,626	Shake Shack, Inc., Class A (a)	556,693
2,776	Texas Roadhouse, Inc.	513,921
5,816	Travel + Leisure Co.	344,598
3,184	United Parks & Resorts, Inc. (a) (c)	150,699
1,159	Wingstop, Inc.	437,337
1,602	Wyndham Hotels & Resorts, Inc.	137,772
4,166	Wynn Resorts Ltd.	454,219
1,732	Yum! Brands, Inc.	249,668
		16,724,496
	Household Durables — 0.2%
2,527	Garmin Ltd.	552,806
	Household Products — 0.0%
323	WD-40 Co.	69,251
	Independent Power and Renewable Electricity Producers — 1.0%
6,903	Clearway Energy, Inc., Class C	225,245
4,659	Ormat Technologies, Inc.	416,561
2,237	Talen Energy Corp. (a)	844,624
6,803	Vistra Corp.	1,418,698
		2,905,128
	Industrial Conglomerates — 0.2%
2,265	Honeywell International, Inc.	503,623
	Insurance — 1.5%
720	Aon PLC, Class A	256,111
3,506	Baldwin Insurance Group (The), Inc. (a)	129,161
2,316	Brown & Brown, Inc.	211,613
Shares	Description	Value

	Insurance (Continued)
1,423	Goosehead Insurance, Inc., Class A	$129,365
2,466	HCI Group, Inc.	345,339
806	Kinsale Capital Group, Inc.	355,196
8,565	Lemonade, Inc. (a) (c)	322,729
17,502	Oscar Health, Inc., Class A (a) (c)	245,903
2,433	Palomar Holdings, Inc. (a)	322,348
1,426	Primerica, Inc.	378,788
3,953	Progressive (The) Corp.	956,784
3,827	Ryan Specialty Holdings, Inc.	234,174
6,493	Skyward Specialty Insurance Group, Inc. (a)	328,416
6,779	Trupanion, Inc. (a)	321,393
		4,537,320
	Interactive Media & Services — 1.5%
1,457	Alphabet, Inc., Class A	279,598
6,600	Cargurus, Inc. (a)	216,612
6,213	Cars.com, Inc. (a)	79,961
8,423	Match Group, Inc.	288,656
1,429	Meta Platforms, Inc., Class A	1,105,246
21,479	Pinterest, Inc., Class A (a)	829,089
9,323	QuinStreet, Inc. (a)	152,991
7,005	Reddit, Inc., Class A (a)	1,124,933
16,715	Rumble, Inc. (a) (c)	141,075
4,379	Yelp, Inc. (a)	150,769
		4,368,930
	IT Services — 2.6%
29,810	Applied Digital Corp. (a) (c)	391,703
6,732	Cloudflare, Inc., Class A (a)	1,398,102
2,578	DigitalOcean Holdings, Inc. (a)	71,823
10,430	Fastly, Inc., Class A (a)	70,820
1,426	GoDaddy, Inc., Class A (a)	230,413
3,578	International Business Machines Corp.	905,771
15,501	Kyndryl Holdings, Inc. (a)	585,473
5,275	Okta, Inc. (a)	515,895
5,892	Snowflake, Inc. (a)	1,316,862
10,601	Twilio, Inc., Class A (a)	1,367,529
3,652	VeriSign, Inc.	981,913
		7,836,304
	Leisure Products — 0.1%
31,830	Peloton Interactive, Inc., Class A (a)	227,266
	Life Sciences Tools & Services — 0.4%
32,209	Adaptive Biotechnologies Corp. (a)	329,820
414	Medpace Holdings, Inc. (a)	176,861
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (d) (e) (f) (g)	$0
162	OmniAb, Inc. - 15 Earnout Shares (a) (d) (e) (f) (g)	0
10,237	Tempus AI, Inc. (a) (c)	579,312
		1,085,993
	Machinery — 3.5%
2,739	Allison Transmission Holdings, Inc.	246,702
6,066	Atmus Filtration Technologies, Inc.	236,028
6,956	Blue Bird Corp. (a)	311,559
1,358	Caterpillar, Inc.	594,831
784	Cummins, Inc.	288,214
1,515	Deere & Co.	794,420
3,752	Donaldson Co., Inc.	270,031
1,815	Enerpac Tool Group Corp.	69,896
2,158	Esab Corp.	289,539
1,564	ESCO Technologies, Inc.	302,947
4,889	Federal Signal Corp.	618,801
4,970	Flowserve Corp.	278,519
1,513	Graco, Inc.	127,062
3,318	ITT, Inc.	563,927
410	Kadant, Inc.	136,436
9,189	Mueller Water Products, Inc., Class A	227,519
1,103	Parker-Hannifin Corp.	807,286
1,014	RBC Bearings, Inc. (a)	392,763
7,885	REV Group, Inc.	390,702
3,104	SPX Technologies, Inc. (a)	566,138
959	Standex International Corp.	157,986
9,658	Symbotic, Inc. (a) (c)	521,049
2,726	Trinity Industries, Inc.	63,516
2,116	Watts Water Technologies, Inc., Class A	555,069
5,038	Westinghouse Air Brake Technologies Corp.	967,548
4,077	Xylem, Inc.	589,616
		10,368,104
	Media — 0.7%
34,407	Altice USA, Inc., Class A (a)	89,458
10,027	DoubleVerify Holdings, Inc. (a)	153,614
18,785	EchoStar Corp., Class A (a)	612,203
8,861	Integral Ad Science Holding Corp. (a)	72,660
15,557	Magnite, Inc. (a)	357,967
Shares	Description	Value

	Media (Continued)
6,971	New York Times (The) Co., Class A	$361,725
3,566	Trade Desk (The), Inc., Class A (a)	310,099
		1,957,726
	Metals & Mining — 0.5%
2,353	Carpenter Technology Corp.	586,815
33,882	Coeur Mining, Inc. (a)	294,434
50,116	Hecla Mining Co.	287,666
2,926	Royal Gold, Inc.	443,055
		1,611,970
	Mortgage REITs — 0.1%
11,555	Ellington Financial, Inc.	146,633
	Multi-Utilities — 0.5%
19,093	NiSource, Inc.	810,498
6,265	Public Service Enterprise Group, Inc.	562,534
		1,373,032
	Office REITs — 0.1%
2,670	COPT Defense Properties	72,838
4,895	Douglas Emmett, Inc.	74,208
9,102	Empire State Realty Trust, Inc., Class A	65,898
		212,944
	Oil, Gas & Consumable Fuels — 1.9%
13,729	Antero Midstream Corp.	251,927
9,527	Calumet, Inc. (a) (c)	151,861
2,048	Centrus Energy Corp., Class A (a) (c)	441,139
3,163	Cheniere Energy, Inc.	746,089
15,449	CNX Resources Corp. (a)	468,259
18,805	Comstock Resources, Inc. (a)	336,045
3,551	DT Midstream, Inc.	364,794
1,492	Gulfport Energy Corp. (a)	259,802
17,937	Kinder Morgan, Inc.	503,312
1,672	Kinetik Holdings, Inc.	72,531
3,146	ONEOK, Inc.	258,318
19,103	Permian Resources Corp.	270,499
3,030	Targa Resources Corp.	504,222
44,147	Uranium Energy Corp. (a)	382,755
12,263	Williams (The) Cos., Inc.	735,167
		5,746,720
	Passenger Airlines — 1.0%
2,731	Allegiant Travel Co. (a)	141,029
11,594	American Airlines Group, Inc. (a)	133,215
5,221	Delta Air Lines, Inc.	277,810
36,991	Joby Aviation, Inc. (a)	616,270
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Passenger Airlines (Continued)
6,317	SkyWest, Inc. (a)	$732,519
13,245	United Airlines Holdings, Inc. (a)	1,169,666
		3,070,509
	Personal Care Products — 0.3%
2,245	BellRing Brands, Inc. (a)	122,532
3,136	elf Beauty, Inc. (a)	380,052
3,963	Interparfums, Inc.	477,938
		980,522
	Pharmaceuticals — 0.9%
37,107	Amneal Pharmaceuticals, Inc. (a)	290,177
4,601	ANI Pharmaceuticals, Inc. (a)	291,473
10,004	Arvinas, Inc. (a)	74,430
3,738	Axsome Therapeutics, Inc. (a)	378,958
7,089	Corcept Therapeutics, Inc. (a)	476,168
6,991	Harmony Biosciences Holdings, Inc. (a)	245,943
9,830	Harrow, Inc. (a)	312,201
2,641	Ligand Pharmaceuticals, Inc. (a)	347,503
23,803	Ocular Therapeutix, Inc. (a)	275,639
3,706	Tarsus Pharmaceuticals, Inc. (a)	143,867
		2,836,359
	Professional Services — 2.2%
1,710	Automatic Data Processing, Inc.	529,245
7,201	Barrett Business Services, Inc.	331,030
4,339	Broadridge Financial Solutions, Inc.	1,073,946
1,178	CRA International, Inc.	208,105
2,349	Dayforce, Inc. (a)	135,467
8,912	ExlService Holdings, Inc. (a)	387,048
13,299	First Advantage Corp. (a)	229,940
2,183	Huron Consulting Group, Inc. (a)	288,331
7,326	Innodata, Inc. (a) (c)	402,197
5,438	Parsons Corp. (a)	403,499
2,249	Paycom Software, Inc.	520,733
1,436	Paylocity Holding Corp. (a)	265,488
61,515	Planet Labs PBC (a)	384,469
5,993	TransUnion	570,474
5,150	UL Solutions, Inc., Class A	376,568
11,168	Upwork, Inc. (a)	133,569
825	Verisk Analytics, Inc.	229,936
10,247	Verra Mobility Corp. (a)	258,839
		6,728,884
	Real Estate Management & Development — 0.5%
82,856	Compass, Inc., Class A (a)	657,877
3,273	Howard Hughes Holdings, Inc. (a)	224,953
Shares	Description	Value

	Real Estate Management & Development (Continued)
1,544	St. Joe (The) Co.	$77,972
7,528	Zillow Group, Inc., Class C (a)	598,852
		1,559,654
	Residential REITs — 0.0%
8,513	Apartment Investment and Management Co., Class A	71,594
4,631	Elme Communities	69,836
		141,430
	Retail REITs — 0.3%
1,781	Agree Realty Corp.	127,698
4,996	Brixmor Property Group, Inc.	130,546
8,866	NETSTREIT Corp.	161,627
3,012	NNN REIT, Inc.	124,275
4,456	Realty Income Corp.	250,115
1,827	Regency Centers Corp.	130,448
2,408	Tanger, Inc.	72,288
		996,997
	Semiconductors & Semiconductor Equipment — 3.5%
4,544	Ambarella, Inc. (a)	300,313
8,518	Astera Labs, Inc. (a)	1,164,666
4,783	Broadcom, Inc.	1,404,767
7,025	Credo Technology Group Holding Ltd. (a)	783,639
4,653	First Solar, Inc. (a)	813,019
4,362	FormFactor, Inc. (a)	123,924
663	Impinj, Inc. (a)	102,487
859	KLA Corp.	755,087
3,632	MACOM Technology Solutions Holdings, Inc. (a)	498,092
6,813	Marvell Technology, Inc.	547,561
1,053	Monolithic Power Systems, Inc.	748,936
6,676	NVIDIA Corp.	1,187,460
3,444	PDF Solutions, Inc. (a)	76,560
8,127	Rambus, Inc. (a)	600,829
12,655	Rigetti Computing, Inc. (a) (c)	183,497
5,764	Semtech Corp. (a)	294,540
2,648	Silicon Laboratories, Inc. (a)	348,927
2,442	SiTime Corp. (a)	495,360
842	Universal Display Corp.	121,585
		10,551,249
	Software — 9.7%
11,415	A10 Networks, Inc.	210,264
5,667	ACI Worldwide, Inc. (a)	241,188
1,927	Agilysys, Inc. (a)	219,832
2,653	Alarm.com Holdings, Inc. (a)	144,933
4,981	Alkami Technology, Inc. (a)	111,027
17,814	Amplitude, Inc., Class A (a)	217,865
565	Appfolio, Inc., Class A (a)	151,070
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
5,027	Appian Corp., Class A (a)	$138,795
3,013	AppLovin Corp., Class A (a)	1,177,179
2,488	Autodesk, Inc. (a)	754,138
15,547	AvePoint, Inc. (a)	296,637
7,231	Bentley Systems, Inc., Class B	419,253
2,812	BILL Holdings, Inc. (a)	120,494
1,147	Blackbaud, Inc. (a)	77,331
4,595	BlackLine, Inc. (a)	247,119
11,421	Box, Inc., Class A (a)	366,614
5,294	C3.ai, Inc., Class A (a)	124,727
1,712	Cadence Design Systems, Inc. (a)	624,144
31,401	Cipher Mining, Inc. (a)	171,449
27,216	Cleanspark, Inc. (a)	309,446
10,814	Clear Secure, Inc., Class A	318,040
2,985	Commvault Systems, Inc. (a)	567,001
5,218	Confluent, Inc., Class A (a)	92,489
12,941	Core Scientific, Inc. (a) (c)	175,221
2,071	Crowdstrike Holdings, Inc., Class A (a)	941,414
3,926	Datadog, Inc., Class A (a)	549,561
3,296	Docusign, Inc. (a)	249,309
18,194	Dropbox, Inc., Class A (a)	494,331
13,951	Dynatrace, Inc. (a)	733,962
2,781	Five9, Inc. (a)	71,833
7,285	Fortinet, Inc. (a)	727,772
17,449	Freshworks, Inc., Class A (a)	226,663
17,937	Gen Digital, Inc.	528,962
4,480	Guidewire Software, Inc. (a)	1,013,466
2,901	InterDigital, Inc.	749,038
1,339	Intuit, Inc.	1,051,289
6,578	Klaviyo, Inc., Class A (a)	204,576
5,751	Life360, Inc. (a)	440,469
9,086	LiveRamp Holdings, Inc. (a)	298,203
8,296	MARA Holdings, Inc. (a)	133,400
1,061	Microsoft Corp.	566,044
1,906	MicroStrategy, Inc., Class A (a)	765,945
9,090	N-able, Inc. (a)	73,447
4,651	nCino, Inc. (a)	129,879
19,750	NextNav, Inc. (a)	292,103
10,076	Nutanix, Inc., Class A (a)	757,413
4,825	Oracle Corp.	1,224,440
9,672	Palantir Technologies, Inc., Class A (a)	1,531,561
3,764	Palo Alto Networks, Inc. (a)	653,430
12,015	Pegasystems, Inc.	705,401
1,902	Procore Technologies, Inc. (a)	136,240
4,703	Progress Software Corp.	226,120
2,779	Q2 Holdings, Inc. (a)	225,655
1,822	Qualys, Inc. (a)	242,454
Shares	Description	Value

	Software (Continued)
7,792	RingCentral, Inc., Class A (a)	$198,618
453	Roper Technologies, Inc.	249,331
7,259	Rubrik, Inc., Class A (a)	689,242
6,541	Samsara, Inc., Class A (a)	248,754
8,136	SEMrush Holdings, Inc., Class A (a)	72,899
7,116	SentinelOne, Inc., Class A (a)	130,507
750	ServiceNow, Inc. (a)	707,340
36,370	SoundHound AI, Inc., Class A (a) (c)	375,702
17,742	Sprinklr, Inc., Class A (a)	159,855
16,811	Terawulf, Inc. (a)	86,745
30,488	UiPath, Inc., Class A (a)	358,234
16,126	Unity Software, Inc. (a)	537,963
7,690	Varonis Systems, Inc. (a)	429,333
1,070	Workday, Inc., Class A (a)	245,437
16,796	Zeta Global Holdings Corp., Class A (a)	262,857
4,200	Zscaler, Inc. (a)	1,199,352
		29,172,805
	Specialized REITs — 0.6%
3,792	EPR Properties	208,712
7,509	Iron Mountain, Inc.	731,076
1,072	Lamar Advertising Co., Class A	131,052
9,197	Outfront Media, Inc.	161,224
1,093	SBA Communications Corp.	245,619
34,745	Uniti Group, Inc. (a)	184,843
		1,662,526
	Specialty Retail — 2.2%
3,141	Abercrombie & Fitch Co., Class A (a)	301,599
207	AutoZone, Inc. (a)	780,055
3,424	Boot Barn Holdings, Inc. (a)	588,586
1,104	Burlington Stores, Inc. (a)	301,348
3,913	Carvana Co. (a)	1,526,735
15,261	Chewy, Inc., Class A (a)	560,079
5,851	O’Reilly Automotive, Inc. (a)	575,270
7,486	Revolve Group, Inc. (a)	155,334
4,271	TJX (The) Cos., Inc.	531,868
13,689	Warby Parker, Inc., Class A (a)	327,851
10,174	Wayfair, Inc., Class A (a)	667,821
1,571	Williams-Sonoma, Inc.	293,856
195	Winmark Corp.	73,597
		6,683,999
	Technology Hardware, Storage & Peripherals — 1.1%
21,306	CompoSecure, Inc., Class A (a) (c)	302,758
15,136	IonQ, Inc. (a) (c)	603,472
2,409	NetApp, Inc.	250,849
4,458	Pure Storage, Inc., Class A (a)	265,340
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
15,659	Quantum Computing, Inc. (a) (c)	$232,380
26,902	Super Micro Computer, Inc. (a)	1,586,411
		3,241,210
	Textiles, Apparel & Luxury Goods — 0.8%
1,972	Kontoor Brands, Inc.	109,762
2,371	Ralph Lauren Corp.	708,336
12,011	Tapestry, Inc.	1,297,548
12,217	Wolverine World Wide, Inc.	275,860
		2,391,506
	Tobacco — 0.5%
4,379	Altria Group, Inc.	271,235
5,791	Philip Morris International, Inc.	950,014
4,952	Turning Point Brands, Inc.	410,719
		1,631,968
	Trading Companies & Distributors — 1.7%
1,679	Applied Industrial Technologies, Inc.	455,848
8,041	Distribution Solutions Group, Inc. (a)	240,989
4,281	DXP Enterprises, Inc. (a)	484,866
18,339	Fastenal Co.	845,978
2,262	FTAI Aviation Ltd.	311,274
1,694	GATX Corp.	258,657
988	Herc Holdings, Inc. (c)	115,408
1,905	McGrath RentCorp	237,725
1,400	United Rentals, Inc.	1,236,116
507	W.W. Grainger, Inc.	527,047
1,547	Willis Lease Finance Corp.	219,024
8,884	Xometry, Inc., Class A (a)	287,309
		5,220,241
	Water Utilities — 0.0%
961	American States Water Co.	70,720
	Wireless Telecommunication Services — 0.4%
6,208	Telephone and Data Systems, Inc.	242,360
3,233	T-Mobile US, Inc.	770,780
2,347	United States Cellular Corp. (a)	171,167
		1,184,307
	Total Common Stocks	300,497,067
	(Cost $238,654,933)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
230,285	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (h)	$230,285
	(Cost $230,285)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.8%
$2,370,968	Bank of America Corp., 4.36% (h), dated 07/31/25, due 08/01/25, with a maturity value of $2,371,255. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $2,418,388. (i)	2,370,968
490,834	Daiwa Capital Markets America, Inc., 4.36% (h), dated 07/31/25, due 08/01/25, with a maturity value of $490,893. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $500,651. (i)	490,834
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$3,251,491	JPMorgan Chase & Co., 4.36% (h), dated 07/31/25, due 08/01/25, with a maturity value of $3,251,885. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $3,316,521. (i)	$3,251,491
2,298,532	Mizuho Financial Group, Inc., 4.36% (h), dated 07/31/25, due 08/01/25, with a maturity value of $2,298,810. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $2,344,504. (i)	2,298,532
	Total Repurchase Agreements	8,411,825
	(Cost $8,411,825)

	Total Investments — 102.8%	309,139,177
	(Cost $247,297,043)
	Net Other Assets and Liabilities — (2.8)%	(8,561,195)
	Net Assets — 100.0%	$300,577,982

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $8,235,378 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $8,411,825.

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Restricted security as to resale, excluding Rule 144A securities (see Note 2F - Restricted Securities in the Notes to Financial Statements).
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of July 31, 2025.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 1,085,993	$ 1,085,993	$ —	$ —**
Other Industry Categories*	299,411,074	299,411,074	—	—
Money Market Funds	230,285	230,285	—	—
Repurchase Agreements	8,411,825	—	8,411,825	—
Total Investments	$309,139,177	$300,727,352	$8,411,825	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2025

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$8,235,378
Non-cash Collateral(2)	(8,235,378)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$8,411,825
Non-cash Collateral(4)	(8,411,825)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.8%
3,469	Huntington Ingalls Industries, Inc.	$967,365
6,962	Textron, Inc.	541,435
		1,508,800
	Air Freight & Logistics — 0.1%
5,736	GXO Logistics, Inc. (a)	285,137
	Automobile Components — 2.8%
20,477	Aptiv PLC (a)	1,405,541
33,384	BorgWarner, Inc.	1,228,531
50,827	Gentex Corp.	1,342,849
14,709	Lear Corp.	1,386,912
		5,363,833
	Automobiles — 0.6%
12,586	Thor Industries, Inc.	1,145,200
	Banks — 7.9%
12,957	Ameris Bancorp	885,611
11,456	Associated Banc-Corp.	283,421
7,348	Axos Financial, Inc. (a)	634,500
23,751	Bank OZK	1,170,924
8,584	BOK Financial Corp.	871,534
34,948	Cadence Bank	1,217,938
14,052	Comerica, Inc.	949,494
26,360	First Horizon Corp.	574,912
57,490	FNB Corp.	880,747
14,604	Hancock Whitney Corp.	872,151
12,592	International Bancshares Corp.	858,523
5,072	Popular, Inc.	581,150
11,936	Prosperity Bancshares, Inc.	795,176
3,034	SouthState Corp.	285,712
5,399	Synovus Financial Corp.	255,049
2,659	UMB Financial Corp.	292,463
15,341	United Bankshares, Inc.	544,912
18,759	United Community Banks, Inc.	572,149
93,867	Valley National Bancorp	870,147
15,353	Webster Financial Corp.	885,100
16,139	Zions Bancorp N.A.	865,373
		15,146,986
	Beverages — 0.9%
29,050	Molson Coors Beverage Co., Class B	1,415,316
6,460	National Beverage Corp. (a)	295,997
		1,711,313
	Biotechnology — 0.4%
29,300	Alkermes PLC (a)	776,157
Shares	Description	Value

	Broadline Retail — 1.4%
2,673	Dillard’s, Inc., Class A	$1,248,104
119,818	Macy’s, Inc.	1,513,301
		2,761,405
	Building Products — 2.2%
8,522	A.O. Smith Corp.	603,272
4,864	Advanced Drainage Systems, Inc.	558,144
16,283	Fortune Brands Innovations, Inc.	888,075
3,600	Simpson Manufacturing Co., Inc.	645,948
5,140	Trex Co., Inc. (a)	330,194
11,249	UFP Industries, Inc.	1,102,402
		4,128,035
	Capital Markets — 2.8%
4,262	Affiliated Managers Group, Inc.	894,466
1,036	Evercore, Inc., Class A	311,981
23,431	Franklin Resources, Inc.	562,344
76,293	Golub Capital BDC, Inc.	1,141,343
88,589	Invesco Ltd.	1,861,255
5,823	Lazard, Inc.	302,680
1,004	Piper Sandler Cos.	316,581
		5,390,650
	Chemicals — 4.9%
25,945	Avient Corp.	819,084
28,232	Axalta Coating Systems Ltd. (a)	799,530
18,628	Cabot Corp.	1,344,569
18,713	Eastman Chemical Co.	1,358,751
24,673	Element Solutions, Inc.	582,283
26,769	FMC Corp.	1,045,062
30,636	Mosaic (The) Co.	1,103,202
1,211	NewMarket Corp.	831,957
18,400	Westlake Corp.	1,459,120
		9,343,558
	Commercial Services & Supplies — 0.1%
3,129	Brink’s (The) Co.	273,287
	Construction & Engineering — 1.0%
3,223	Arcosa, Inc.	276,791
27,250	Fluor Corp. (a)	1,546,983
		1,823,774
	Consumer Finance — 1.4%
28,694	Ally Financial, Inc.	1,086,068
8,272	FirstCash Holdings, Inc.	1,102,575
9,806	OneMain Holdings, Inc.	566,688
		2,755,331
	Consumer Staples Distribution & Retail — 0.4%
38,969	Albertsons Cos., Inc., Class A	748,984
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging — 1.6%
2,714	Crown Holdings, Inc.	$269,663
53,043	Graphic Packaging Holding Co.	1,186,042
18,008	Sealed Air Corp.	527,094
10,316	Silgan Holdings, Inc.	480,003
12,828	Sonoco Products Co.	578,158
		3,040,960
	Distributors — 0.5%
30,198	LKQ Corp.	889,935
	Diversified Consumer Services — 0.6%
131,953	ADT, Inc.	1,101,808
	Diversified REITs — 0.2%
4,481	WP Carey, Inc.	287,501
	Electric Utilities — 2.5%
12,159	Evergy, Inc.	860,857
4,842	IDACORP, Inc.	606,848
18,887	OGE Energy Corp.	857,847
12,493	Pinnacle West Capital Corp.	1,132,116
34,385	Portland General Electric Co.	1,413,911
		4,871,579
	Electrical Equipment — 0.8%
936	Acuity, Inc.	291,424
1,950	Generac Holdings, Inc. (a)	379,646
10,277	NEXTracker, Inc., Class A (a)	598,738
1,930	Regal Rexnord Corp.	295,058
		1,564,866
	Electronic Equipment, Instruments & Components — 1.8%
4,386	Arrow Electronics, Inc. (a)	508,776
21,058	Avnet, Inc.	1,114,811
2,857	Sanmina Corp. (a)	331,526
6,175	TD SYNNEX Corp.	891,608
15,146	Vontier Corp.	628,105
		3,474,826
	Energy Equipment & Services — 1.6%
112,393	NOV, Inc.	1,413,904
27,771	Weatherford International PLC	1,570,450
		2,984,354
	Financial Services — 3.5%
37,607	Enact Holdings, Inc.	1,307,220
23,005	Essent Group Ltd.	1,288,050
5,512	Euronet Worldwide, Inc. (a)	535,656
3,147	Jackson Financial, Inc., Class A	275,551
50,184	MGIC Investment Corp.	1,299,766
5,608	PennyMac Financial Services, Inc.	522,329
Shares	Description	Value

	Financial Services (Continued)
38,787	Radian Group, Inc.	$1,264,844
3,935	Voya Financial, Inc.	275,450
		6,768,866
	Food Products — 3.5%
17,404	Bunge Global S.A.	1,388,143
18,232	Campbell’s (The) Co.	581,965
27,299	Conagra Brands, Inc.	498,480
22,092	Darling Ingredients, Inc. (a)	715,339
69,940	Flowers Foods, Inc.	1,108,549
8,241	Ingredion, Inc.	1,084,021
1,618	Marzetti (The) Company	287,616
10,252	Post Holdings, Inc. (a)	1,084,764
		6,748,877
	Gas Utilities — 2.8%
24,935	New Jersey Resources Corp.	1,144,766
15,554	ONE Gas, Inc.	1,130,776
11,269	Southwest Gas Holdings, Inc.	880,559
15,311	Spire, Inc.	1,140,210
30,689	UGI Corp.	1,110,328
		5,406,639
	Ground Transportation — 1.8%
25,269	Knight-Swift Transportation Holdings, Inc.	1,073,932
2,008	Landstar System, Inc.	267,807
7,031	Ryder System, Inc.	1,249,479
15,417	U-Haul Holding Co.	801,684
		3,392,902
	Health Care Equipment & Supplies — 0.3%
4,720	Teleflex, Inc.	564,040
	Health Care Providers & Services — 2.0%
61,573	Acadia Healthcare Co., Inc. (a)	1,340,444
573	Chemed Corp.	236,248
3,827	Henry Schein, Inc. (a)	258,897
4,764	Tenet Healthcare Corp. (a)	768,338
7,711	Universal Health Services, Inc., Class B	1,283,496
		3,887,423
	Hotels, Restaurants & Leisure — 1.5%
10,714	Boyd Gaming Corp.	909,618
29,528	Caesars Entertainment, Inc. (a)	787,807
2,901	Light & Wonder, Inc. (a)	279,424
16,248	MGM Resorts International (a)	592,240
1,780	Vail Resorts, Inc.	267,463
		2,836,552
	Household Durables — 5.0%
1,284	Cavco Industries, Inc. (a)	518,312
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
8,927	Champion Homes, Inc. (a)	$543,654
3,100	Installed Building Products, Inc.	627,099
26,376	KB Home	1,457,538
20,860	Meritage Homes Corp.	1,404,712
13,324	Mohawk Industries, Inc. (a)	1,525,731
22,745	Taylor Morrison Home Corp. (a)	1,348,324
12,240	Toll Brothers, Inc.	1,448,727
1,724	TopBuild Corp. (a)	638,621
		9,512,718
	Household Products — 0.6%
52,177	Reynolds Consumer Products, Inc.	1,173,461
	Independent Power and Renewable Electricity Producers — 0.7%
106,241	AES (The) Corp.	1,397,069
	Industrial REITs — 0.3%
15,403	STAG Industrial, Inc.	528,785
	Insurance — 5.3%
2,216	American Financial Group, Inc.	276,778
2,828	Assurant, Inc.	529,684
16,039	Assured Guaranty Ltd.	1,356,579
8,072	Axis Capital Holdings Ltd.	757,476
21,726	CNO Financial Group, Inc.	800,386
4,553	First American Financial Corp.	273,408
6,745	Globe Life, Inc.	947,470
1,643	Hanover Insurance Group (The), Inc.	281,988
12,988	Kemper Corp.	799,931
32,302	Lincoln National Corp.	1,231,029
14,539	Old Republic International Corp.	525,876
5,751	RenaissanceRe Holdings Ltd.	1,401,749
13,837	Unum Group	993,635
		10,175,989
	IT Services — 1.5%
22,383	ASGN, Inc. (a)	1,122,284
91,369	DXC Technology Co. (a)	1,243,532
3,162	EPAM Systems, Inc. (a)	498,679
		2,864,495
	Leisure Products — 0.7%
3,835	Acushnet Holdings Corp.	305,343
5,060	Brunswick Corp.	294,947
42,508	Mattel, Inc. (a)	723,061
		1,323,351
	Machinery — 3.1%
6,229	Franklin Electric Co., Inc.	585,215
1,350	Lincoln Electric Holdings, Inc.	328,725
3,882	Middleby (The) Corp. (a)	563,666
Shares	Description	Value

	Machinery (Continued)
10,548	Mueller Industries, Inc.	$900,483
9,843	Oshkosh Corp.	1,245,435
8,249	Stanley Black & Decker, Inc.	558,045
15,406	Timken (The) Co.	1,172,242
7,908	Toro (The) Co.	587,169
		5,940,980
	Marine Transportation — 1.1%
7,393	Kirby Corp. (a)	704,627
12,546	Matson, Inc.	1,339,662
		2,044,289
	Media — 0.6%
6,460	Nexstar Media Group, Inc.	1,208,731
	Metals & Mining — 0.7%
47,341	Alcoa Corp.	1,418,810
	Mortgage REITs — 0.9%
14,848	Annaly Capital Management, Inc.	301,860
98,995	Rithm Capital Corp.	1,190,910
13,921	Starwood Property Trust, Inc.	270,902
		1,763,672
	Multi-Utilities — 0.6%
19,922	Black Hills Corp.	1,151,093
	Office REITs — 0.4%
18,609	Cousins Properties, Inc.	504,304
8,142	Kilroy Realty Corp.	300,114
		804,418
	Oil, Gas & Consumable Fuels — 7.7%
6,937	Antero Resources Corp. (a)	242,309
76,385	APA Corp.	1,473,467
30,590	California Resources Corp.	1,473,826
14,423	Chord Energy Corp.	1,591,290
50,768	Civitas Resources, Inc.	1,541,317
13,604	HF Sinclair Corp.	597,760
62,148	Magnolia Oil & Gas Corp., Class A	1,480,365
29,276	Matador Resources Co.	1,460,287
62,090	Murphy Oil Corp.	1,540,453
36,716	Ovintiv, Inc.	1,511,965
6,871	Range Resources Corp.	252,303
56,538	SM Energy Co.	1,559,883
		14,725,225
	Paper & Forest Products — 0.5%
9,746	Louisiana-Pacific Corp.	881,136
	Passenger Airlines — 0.6%
22,589	Alaska Air Group, Inc. (a)	1,196,313
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals — 1.9%
78,267	Elanco Animal Health, Inc. (a)	$1,070,692
13,166	Jazz Pharmaceuticals PLC (a)	1,509,219
115,458	Organon & Co.	1,119,943
		3,699,854
	Professional Services — 2.2%
586	CACI International, Inc., Class A (a)	269,894
1,729	FTI Consulting, Inc. (a)	287,619
19,046	Genpact Ltd.	838,976
11,655	KBR, Inc.	544,755
15,922	Maximus, Inc.	1,175,999
13,615	Robert Half, Inc.	502,530
4,963	Science Applications International Corp.	553,275
		4,173,048
	Real Estate Management & Development — 0.2%
1,092	Jones Lang LaSalle, Inc. (a)	295,233
	Semiconductors & Semiconductor Equipment — 1.6%
66,558	Amkor Technology, Inc.	1,501,548
8,041	Cirrus Logic, Inc. (a)	809,809
2,810	MKS, Inc.	267,456
7,498	Skyworks Solutions, Inc.	513,913
		3,092,726
	Software — 0.1%
3,760	Dolby Laboratories, Inc., Class A	283,278
	Specialized REITs — 0.8%
62,987	Rayonier, Inc.	1,468,227
	Specialty Retail — 5.1%
4,686	Asbury Automotive Group, Inc. (a)	1,040,854
4,219	AutoNation, Inc. (a)	812,748
37,305	Bath & Body Works, Inc.	1,080,353
8,314	CarMax, Inc. (a)	470,656
4,238	Dick’s Sporting Goods, Inc.	896,379
2,131	Five Below, Inc. (a)	290,924
51,245	Gap (The), Inc.	997,228
1,921	Group 1 Automotive, Inc.	791,740
3,310	Lithia Motors, Inc.	953,280
1,373	Murphy USA, Inc.	497,685
4,878	Penske Automotive Group, Inc.	816,626
11,556	Urban Outfitters, Inc. (a)	869,936
7,379	Valvoline, Inc. (a)	260,110
		9,778,519
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 1.9%
13,724	Columbia Sportswear Co.	$776,367
13,794	Crocs, Inc. (a)	1,375,675
20,366	PVH Corp.	1,495,272
		3,647,314
	Trading Companies & Distributors — 2.6%
23,886	Air Lease Corp.	1,323,284
16,093	Boise Cascade Co.	1,348,754
3,287	MSC Industrial Direct Co., Inc., Class A	284,720
21,698	Rush Enterprises, Inc., Class A	1,174,730
4,526	WESCO International, Inc.	936,701
		5,068,189
	Water Utilities — 0.4%
22,570	Essential Utilities, Inc.	830,576
	Total Common Stocks	191,431,077
	(Cost $182,989,114)
MONEY MARKET FUNDS — 0.2%
355,241	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (b)	355,241
	(Cost $355,241)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$419	Bank of America Corp., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $419. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $427. (c)	419
88	Daiwa Capital Markets America, Inc., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $88. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $90. (c)	88
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$574	JPMorgan Chase & Co., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $574. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $585. (c)	$574
408	Mizuho Financial Group, Inc., 4.36% (b), dated 07/31/25, due 08/01/25, with a maturity value of $408. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $416. (c)	408
	Total Repurchase Agreements	1,489
	(Cost $1,489)

	Total Investments — 100.0%	191,787,807
	(Cost $183,345,844)
	Net Other Assets and Liabilities — (0.0)%	(43,013)
	Net Assets — 100.0%	$191,744,794

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2025.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 191,431,077	$ 191,431,077	$ —	$ —
Money Market Funds	355,241	355,241	—	—
Repurchase Agreements	1,489	—	1,489	—
Total Investments	$191,787,807	$191,786,318	$1,489	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,489
Non-cash Collateral(2)	(1,489)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 7.0%
10,165	AeroVironment, Inc. (a)	$2,720,561
33,548	ATI, Inc. (a)	2,581,183
20,107	BWX Technologies, Inc.	3,054,857
5,928	Curtiss-Wright Corp.	2,906,024
10,256	Hexcel Corp.	614,437
62,359	Kratos Defense & Security Solutions, Inc. (a)	3,660,473
62,319	Leonardo DRS, Inc.	2,592,470
26,892	Loar Holdings, Inc. (a)	1,987,588
6,402	Moog, Inc., Class A	1,239,299
80,977	Rocket Lab Corp. (a)	3,718,464
11,818	Woodward, Inc.	3,038,171
		28,113,527
	Automobile Components — 0.8%
14,168	Dorman Products, Inc. (a)	1,708,944
11,763	Modine Manufacturing Co. (a)	1,582,829
		3,291,773
	Automobiles — 0.3%
84,326	Rivian Automotive, Inc., Class A (a) (b)	1,085,276
	Banks — 4.3%
18,745	BancFirst Corp.	2,334,127
24,779	Columbia Banking System, Inc.	589,740
9,318	Commerce Bancshares, Inc.	570,262
9,014	Cullen/Frost Bankers, Inc.	1,148,474
22,948	East West Bancorp, Inc.	2,300,537
32,202	First Financial Bankshares, Inc.	1,114,833
13,447	Glacier Bancorp, Inc.	589,382
40,711	Home BancShares, Inc.	1,146,422
54,294	Old National Bancorp	1,146,146
15,742	Pinnacle Financial Partners, Inc.	1,383,564
14,948	ServisFirst Bancshares, Inc.	1,175,660
22,287	Western Alliance Bancorp	1,728,580
14,018	Wintrust Financial Corp.	1,794,024
		17,021,751
	Beverages — 0.4%
24,976	Celsius Holdings, Inc. (a)	1,132,412
5,190	Coca-Cola Consolidated, Inc.	579,982
		1,712,394
	Biotechnology — 2.9%
40,249	Bridgebio Pharma, Inc. (a)	1,902,570
32,705	Exact Sciences Corp. (a)	1,535,500
65,720	Exelixis, Inc. (a)	2,380,378
22,272	Halozyme Therapeutics, Inc. (a)	1,335,652
17,270	Insmed, Inc. (a)	1,852,725
33,878	Sarepta Therapeutics, Inc. (a)	556,277
Shares	Description	Value

	Biotechnology (Continued)
48,290	TG Therapeutics, Inc. (a)	$1,714,295
15,934	Ultragenyx Pharmaceutical, Inc. (a)	435,317
		11,712,714
	Broadline Retail — 0.6%
17,584	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,402,502
	Building Products — 1.7%
16,078	Allegion PLC	2,667,662
14,265	Armstrong World Industries, Inc.	2,684,245
31,682	Zurn Elkay Water Solutions Corp.	1,401,928
		6,753,835
	Capital Markets — 4.5%
4,076	Hamilton Lane, Inc., Class A	620,775
12,877	Houlihan Lokey, Inc.	2,455,129
29,441	Main Street Capital Corp. (b)	1,904,833
2,593	MarketAxess Holdings, Inc.	532,862
1,844	Morningstar, Inc.	509,792
14,044	PJT Partners, Inc., Class A	2,508,539
25,787	SEI Investments Co.	2,272,350
31,314	StepStone Group, Inc., Class A	1,858,799
33,135	TPG, Inc.	1,891,015
11,871	Tradeweb Markets, Inc., Class A	1,644,727
27,296	Victory Capital Holdings, Inc., Class A	1,880,967
		18,079,788
	Chemicals — 0.6%
3,638	Balchem Corp.	554,686
26,348	Scotts Miracle-Gro (The) Co.	1,650,966
		2,205,652
	Commercial Services & Supplies — 1.8%
15,063	Casella Waste Systems, Inc., Class A (a)	1,637,800
7,518	Clean Harbors, Inc. (a)	1,772,820
24,189	GEO Group (The), Inc. (a)	626,979
6,916	MSA Safety, Inc.	1,230,149
48,330	Tetra Tech, Inc.	1,775,644
		7,043,392
	Communications Equipment — 0.7%
24,377	Lumentum Holdings, Inc. (a)	2,683,420
	Construction & Engineering — 5.5%
25,665	AECOM	2,893,472
11,853	Dycom Industries, Inc. (a)	3,186,205
9,779	IES Holdings, Inc. (a)	3,452,672
16,996	MasTec, Inc. (a)	3,215,813
37,164	Primoris Services Corp.	3,499,734
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
12,554	Sterling Infrastructure, Inc. (a)	$3,359,325
7,096	Valmont Industries, Inc.	2,582,589
		22,189,810
	Construction Materials — 0.1%
7,097	Knife River Corp. (a)	585,361
	Consumer Finance — 1.5%
70,670	SLM Corp.	2,247,306
44,783	Upstart Holdings, Inc. (a)	3,660,562
		5,907,868
	Consumer Staples Distribution & Retail — 0.6%
51,222	Maplebear, Inc. (a)	2,457,119
	Containers & Packaging — 0.3%
7,407	AptarGroup, Inc.	1,163,936
	Diversified Consumer Services — 4.1%
22,767	Adtalem Global Education, Inc. (a)	2,601,585
14,062	Bright Horizons Family Solutions, Inc. (a)	1,590,412
7,064	Duolingo, Inc. (a)	2,448,029
49,144	Frontdoor, Inc. (a)	2,874,924
12,261	Grand Canyon Education, Inc. (a)	2,067,572
42,216	H&R Block, Inc.	2,294,018
19,951	Stride, Inc. (a)	2,558,317
		16,434,857
	Diversified REITs — 0.1%
18,155	Essential Properties Realty Trust, Inc.	553,546
	Diversified Telecommunication Services — 1.3%
61,985	AST SpaceMobile, Inc. (a) (b)	3,295,743
396,792	Lumen Technologies, Inc. (a)	1,765,724
		5,061,467
	Electrical Equipment — 1.1%
121,094	Bloom Energy Corp., Class A (a)	4,527,705
	Electronic Equipment, Instruments & Components — 2.4%
9,460	Badger Meter, Inc.	1,785,669
20,011	Belden, Inc.	2,474,360
25,975	Coherent Corp. (a)	2,794,910
22,005	Itron, Inc. (a)	2,740,503
		9,795,442
Shares	Description	Value

	Energy Equipment & Services — 0.7%
46,663	Archrock, Inc.	$1,090,048
50,713	Kodiak Gas Services, Inc.	1,639,551
		2,729,599
	Entertainment — 1.7%
5,544	Madison Square Garden Sports Corp. (a)	1,120,443
32,957	Roku, Inc. (a)	3,103,231
15,920	TKO Group Holdings, Inc.	2,674,719
		6,898,393
	Financial Services — 1.5%
3,216	Jack Henry & Associates, Inc.	546,125
92,592	Remitly Global, Inc. (a)	1,527,768
23,381	Shift4 Payments, Inc., Class A (a) (b)	2,408,243
7,888	WEX, Inc. (a)	1,338,436
		5,820,572
	Food Products — 0.8%
29,074	Cal-Maine Foods, Inc.	3,231,284
	Health Care Equipment & Supplies — 1.6%
9,815	Globus Medical, Inc., Class A (a)	516,564
8,767	ICU Medical, Inc. (a)	1,125,771
9,422	Integer Holdings Corp. (a)	1,022,381
7,076	Lantheus Holdings, Inc. (a)	503,740
6,887	Masimo Corp. (a)	1,059,152
6,197	Merit Medical Systems, Inc. (a)	525,877
6,772	Penumbra, Inc. (a)	1,708,372
		6,461,857
	Health Care Providers & Services — 4.6%
122,789	BrightSpring Health Services, Inc. (a)	2,535,593
5,636	CorVel Corp. (a)	499,350
12,200	DaVita, Inc. (a)	1,712,514
23,621	Encompass Health Corp.	2,600,908
18,777	Ensign Group (The), Inc.	2,816,550
55,661	Guardant Health, Inc. (a)	2,280,988
22,120	HealthEquity, Inc. (a)	2,145,640
58,106	Hims & Hers Health, Inc. (a)	3,845,455
		18,436,998
	Health Care REITs — 1.3%
63,072	American Healthcare REIT, Inc.	2,437,102
37,864	CareTrust REIT, Inc.	1,204,075
33,085	Healthpeak Properties, Inc.	560,460
62,832	Sabra Health Care REIT, Inc.	1,132,861
		5,334,498
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Technology — 1.1%
37,778	Doximity, Inc., Class A (a)	$2,219,457
56,699	Waystar Holding Corp. (a)	2,096,729
		4,316,186
	Hotel & Resort REITs — 0.6%
75,432	Host Hotels & Resorts, Inc.	1,185,791
11,742	Ryman Hospitality Properties, Inc.	1,116,195
		2,301,986
	Hotels, Restaurants & Leisure — 5.1%
16,063	Brinker International, Inc. (a)	2,531,529
4,566	Choice Hotels International, Inc.	583,124
25,420	Dutch Bros, Inc., Class A (a)	1,506,643
4,149	Hyatt Hotels Corp., Class A	584,885
76,401	Life Time Group Holdings, Inc. (a)	2,194,237
57,132	Norwegian Cruise Line Holdings Ltd. (a)	1,460,294
21,249	Planet Fitness, Inc., Class A (a)	2,320,178
20,602	Shake Shack, Inc., Class A (a)	2,479,245
12,364	Texas Roadhouse, Inc.	2,288,947
5,160	Wingstop, Inc.	1,947,074
7,134	Wyndham Hotels & Resorts, Inc.	613,524
18,554	Wynn Resorts Ltd.	2,022,943
		20,532,623
	Independent Power and Renewable Electricity Producers — 1.4%
20,749	Ormat Technologies, Inc.	1,855,168
9,962	Talen Energy Corp. (a)	3,761,352
		5,616,520
	Insurance — 1.1%
3,592	Kinsale Capital Group, Inc.	1,582,958
6,351	Primerica, Inc.	1,687,016
17,040	Ryan Specialty Holdings, Inc.	1,042,678
		4,312,652
	Interactive Media & Services — 0.3%
37,508	Match Group, Inc.	1,285,399
	IT Services — 0.7%
69,032	Kyndryl Holdings, Inc. (a)	2,607,339
	Life Sciences Tools & Services — 0.8%
1,845	Medpace Holdings, Inc. (a)	788,184
45,587	Tempus AI, Inc. (a) (b)	2,579,768
		3,367,952
Shares	Description	Value

	Machinery — 4.5%
12,197	Allison Transmission Holdings, Inc.	$1,098,584
16,708	Donaldson Co., Inc.	1,202,475
9,611	Esab Corp.	1,289,508
21,774	Federal Signal Corp.	2,755,935
22,133	Flowserve Corp.	1,240,333
6,739	Graco, Inc.	565,941
14,776	ITT, Inc.	2,511,329
1,825	Kadant, Inc.	607,305
4,516	RBC Bearings, Inc. (a)	1,749,228
13,819	SPX Technologies, Inc. (a)	2,520,447
9,424	Watts Water Technologies, Inc., Class A	2,472,104
		18,013,189
	Media — 1.1%
83,656	EchoStar Corp., Class A (a)	2,726,349
31,045	New York Times (The) Co., Class A	1,610,925
		4,337,274
	Metals & Mining — 1.1%
10,480	Carpenter Technology Corp.	2,613,607
13,030	Royal Gold, Inc.	1,973,003
		4,586,610
	Oil, Gas & Consumable Fuels — 1.9%
61,142	Antero Midstream Corp.	1,121,956
68,802	CNX Resources Corp. (a)	2,085,388
83,747	Comstock Resources, Inc. (a)	1,496,559
15,812	DT Midstream, Inc.	1,624,367
85,067	Permian Resources Corp.	1,204,549
		7,532,819
	Passenger Airlines — 1.6%
51,632	American Airlines Group, Inc. (a)	593,252
164,734	Joby Aviation, Inc. (a)	2,744,468
28,131	SkyWest, Inc. (a)	3,262,071
		6,599,791
	Personal Care Products — 1.1%
10,000	BellRing Brands, Inc. (a)	545,800
13,966	elf Beauty, Inc. (a)	1,692,539
17,648	Interparfums, Inc.	2,128,349
		4,366,688
	Pharmaceuticals — 1.0%
16,648	Axsome Therapeutics, Inc. (a)	1,687,774
31,570	Corcept Therapeutics, Inc. (a)	2,120,557
		3,808,331
	Professional Services — 2.2%
10,459	Dayforce, Inc. (a)	603,170
39,688	ExlService Holdings, Inc. (a)	1,723,650
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
24,216	Parsons Corp. (a)	$1,796,827
10,013	Paycom Software, Inc.	2,318,410
6,394	Paylocity Holding Corp. (a)	1,182,123
45,633	Verra Mobility Corp. (a)	1,152,690
		8,776,870
	Real Estate Management & Development — 0.7%
368,991	Compass, Inc., Class A (a)	2,929,789
	Retail REITs — 0.6%
7,929	Agree Realty Corp.	568,509
22,247	Brixmor Property Group, Inc.	581,314
13,416	NNN REIT, Inc.	553,544
8,134	Regency Centers Corp.	580,768
		2,284,135
	Semiconductors & Semiconductor Equipment — 3.5%
31,284	Credo Technology Group Holding Ltd. (a)	3,489,730
16,172	MACOM Technology Solutions Holdings, Inc. (a)	2,217,828
36,196	Rambus, Inc. (a)	2,675,970
25,667	Semtech Corp. (a)	1,311,584
11,794	Silicon Laboratories, Inc. (a)	1,554,095
10,874	SiTime Corp. (a)	2,205,791
3,750	Universal Display Corp.	541,500
		13,996,498
	Software — 9.4%
25,237	ACI Worldwide, Inc. (a)	1,074,087
2,515	Appfolio, Inc., Class A (a)	672,461
32,202	Bentley Systems, Inc., Class B	1,867,072
12,524	BILL Holdings, Inc. (a)	536,653
20,463	BlackLine, Inc. (a)	1,100,500
50,862	Box, Inc., Class A (a)	1,632,670
23,578	C3.ai, Inc., Class A (a) (b)	555,498
13,293	Commvault Systems, Inc. (a)	2,525,005
23,238	Confluent, Inc., Class A (a)	411,893
81,023	Dropbox, Inc., Class A (a)	2,201,395
77,708	Freshworks, Inc., Class A (a)	1,009,427
12,918	InterDigital, Inc.	3,335,428
36,946	MARA Holdings, Inc. (a) (b)	594,092
20,712	nCino, Inc. (a)	578,383
53,512	Pegasystems, Inc.	3,141,689
8,467	Procore Technologies, Inc. (a)	606,491
12,379	Q2 Holdings, Inc. (a)	1,005,175
8,109	Qualys, Inc. (a)	1,079,065
32,331	Rubrik, Inc., Class A (a)	3,069,828
29,126	Samsara, Inc., Class A (a)	1,107,662
31,691	SentinelOne, Inc., Class A (a)	581,213
Shares	Description	Value

	Software (Continued)
161,971	SoundHound AI, Inc., Class A (a) (b)	$1,673,160
135,777	UiPath, Inc., Class A (a)	1,595,380
71,816	Unity Software, Inc. (a)	2,395,782
34,245	Varonis Systems, Inc. (a)	1,911,898
74,798	Zeta Global Holdings Corp., Class A (a)	1,170,589
		37,432,496
	Specialized REITs — 0.1%
4,773	Lamar Advertising Co., Class A	583,499
	Specialty Retail — 2.4%
13,984	Abercrombie & Fitch Co., Class A (a)	1,342,743
15,244	Boot Barn Holdings, Inc. (a)	2,620,444
67,963	Chewy, Inc., Class A (a)	2,494,242
45,312	Wayfair, Inc., Class A (a)	2,974,280
		9,431,709
	Technology Hardware, Storage & Peripherals — 0.7%
67,410	IonQ, Inc. (a)	2,687,637
	Textiles, Apparel & Luxury Goods — 0.9%
8,781	Kontoor Brands, Inc.	488,750
10,561	Ralph Lauren Corp.	3,155,099
		3,643,849
	Trading Companies & Distributors — 1.3%
7,477	Applied Industrial Technologies, Inc.	2,030,006
10,072	FTAI Aviation Ltd.	1,386,008
7,544	GATX Corp.	1,151,893
4,399	Herc Holdings, Inc. (b)	513,847
		5,081,754
	Total Common Stocks	400,129,931
	(Cost $327,362,365)
MONEY MARKET FUNDS — 0.1%
351,393	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (c)	351,393
	(Cost $351,393)

See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.0%
$2,303,796	Bank of America Corp., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $2,304,075. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $2,349,872. (d)	$2,303,796
476,927	Daiwa Capital Markets America, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $476,985. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $486,466. (d)	476,927
3,159,372	JPMorgan Chase & Co., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $3,159,755. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $3,222,559. (d)	3,159,372
2,233,411	Mizuho Financial Group, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $2,233,681. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $2,278,080. (d)	2,233,411
	Total Repurchase Agreements	8,173,506
	(Cost $8,173,506)

	Total Investments — 102.1%	408,654,830
	(Cost $335,887,264)
	Net Other Assets and Liabilities — (2.1)%	(8,368,462)
	Net Assets — 100.0%	$400,286,368

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $7,824,146 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $8,173,506.

(c)	Rate shown reflects yield as of July 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 400,129,931	$ 400,129,931	$ —	$ —
Money Market Funds	351,393	351,393	—	—
Repurchase Agreements	8,173,506	—	8,173,506	—
Total Investments	$408,654,830	$400,481,324	$8,173,506	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2025

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,824,146
Non-cash Collateral(2)	(7,824,146)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$8,173,506
Non-cash Collateral(4)	(8,173,506)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.2%
6,521	V2X, Inc. (a)	$308,965
	Air Freight & Logistics — 0.5%
18,941	Hub Group, Inc., Class A	663,314
	Automobile Components — 3.6%
9,056	Dana, Inc.	144,172
44,333	Garrett Motion, Inc.	578,102
22,382	Gentherm, Inc. (a)	717,119
76,326	Goodyear Tire & Rubber (The) Co. (a)	784,631
5,110	LCI Industries	485,450
3,431	Patrick Industries, Inc.	333,631
14,232	Phinia, Inc.	721,562
6,787	Visteon Corp. (a)	754,375
		4,519,042
	Automobiles — 0.8%
33,538	Harley-Davidson, Inc.	815,980
5,356	Winnebago Industries, Inc.	159,180
		975,160
	Banks — 11.1%
5,101	1st Source Corp.	305,142
13,092	BankUnited, Inc.	477,465
4,935	Banner Corp.	306,340
18,608	Berkshire Hills Bancorp, Inc.	458,501
6,954	Cathay General Bancorp	314,460
5,390	Customers Bancorp, Inc. (a)	343,613
5,765	Dime Community Bancshares, Inc.	159,748
3,428	FB Financial Corp.	167,149
3,523	First Bancorp	176,467
7,456	First BanCorp	155,308
6,787	First Busey Corp.	151,486
19,507	First Commonwealth Financial Corp.	322,061
26,101	First Financial Bancorp	632,688
12,684	First Hawaiian, Inc.	307,587
12,166	First Merchants Corp.	463,768
13,408	Firstsun Capital Bancorp (a)	476,654
25,828	Fulton Financial Corp.	463,613
10,432	Hilltop Holdings, Inc.	308,787
29,506	Hope Bancorp, Inc.	294,765
7,409	Independent Bank Corp.	470,842
36,458	Northwest Bancshares, Inc.	426,559
7,397	OFG Bancorp	315,260
8,858	Origin Bancorp, Inc.	323,760
20,733	Peoples Bancorp, Inc.	593,793
3,658	Preferred Bank	332,220
26,579	Provident Financial Services, Inc.	484,269
Shares	Description	Value

	Banks (Continued)
4,323	Renasant Corp.	$158,395
12,320	S&T Bancorp, Inc.	451,405
5,623	Seacoast Banking Corp. of Florida	158,512
16,698	Simmons First National Corp., Class A	320,101
16,653	Stellar Bancorp, Inc.	491,763
9,263	TowneBank	324,483
11,508	TriCo Bancshares	473,209
12,779	Trustmark Corp.	476,018
17,852	Veritex Holdings, Inc.	566,265
15,913	WaFd, Inc.	463,148
4,910	WesBanco, Inc.	147,938
9,619	Westamerica BanCorp	460,750
5,756	WSFS Financial Corp.	315,659
		14,039,951
	Broadline Retail — 0.8%
93,337	Kohl’s Corp. (b)	1,011,773
	Building Products — 2.0%
14,830	American Woodmark Corp. (a)	780,206
7,897	Gibraltar Industries, Inc. (a)	521,439
11,255	Hayward Holdings, Inc. (a)	173,102
19,080	Janus International Group, Inc. (a)	163,516
57,932	Masterbrand, Inc. (a)	638,990
7,040	Resideo Technologies, Inc. (a)	192,192
		2,469,445
	Capital Markets — 1.5%
3,504	Artisan Partners Asset Management, Inc., Class A	158,556
45,018	DigitalBridge Group, Inc.	483,493
5,135	Donnelley Financial Solutions, Inc. (a)	271,950
7,143	Federated Hermes, Inc.	354,079
3,491	Virtus Investment Partners, Inc.	674,845
		1,942,923
	Chemicals — 1.9%
3,089	Ashland, Inc.	159,269
13,564	Chemours (The) Co.	162,497
2,582	H.B. Fuller Co.	145,108
30,384	Huntsman Corp.	294,725
31,518	Olin Corp.	596,951
2,828	Quaker Chemical Corp.	323,580
1,577	Sensient Technologies Corp.	177,081
11,601	Stepan Co.	588,983
		2,448,194
	Commercial Services & Supplies — 3.3%
3,290	ABM Industries, Inc.	151,768
27,984	BrightView Holdings, Inc. (a)	446,345
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
15,026	CoreCivic, Inc. (a)	$301,121
9,474	HNI Corp.	487,343
22,262	Interface, Inc.	459,042
23,993	MillerKnoll, Inc.	455,387
75,887	Steelcase, Inc., Class A	783,913
2,476	UniFirst Corp.	423,470
110,506	Vestis Corp.	669,666
		4,178,055
	Communications Equipment — 0.6%
43,370	Viasat, Inc. (a)	712,569
	Consumer Finance — 2.0%
11,085	Bread Financial Holdings, Inc.	679,510
12,910	LendingClub Corp. (a)	201,267
44,908	Navient Corp.	581,110
1,282	Nelnet, Inc., Class A	159,955
26,968	PROG Holdings, Inc.	858,661
		2,480,503
	Consumer Staples Distribution & Retail — 2.1%
21,537	Andersons (The), Inc.	773,609
25,491	Grocery Outlet Holding Corp. (a)	335,716
1,479	PriceSmart, Inc.	158,993
27,164	United Natural Foods, Inc. (a)	750,813
8,735	Weis Markets, Inc.	632,501
		2,651,632
	Containers & Packaging — 0.4%
7,169	Greif, Inc., Class A	454,730
	Diversified Consumer Services — 1.2%
837	Graham Holdings Co., Class B	798,649
9,685	Perdoceo Education Corp.	278,734
5,473	Strategic Education, Inc.	405,796
		1,483,179
	Diversified REITs — 0.6%
17,757	Alexander & Baldwin, Inc.	319,271
29,030	Broadstone Net Lease, Inc.	471,447
		790,718
	Diversified Telecommunication Services — 0.2%
2,273	IDT Corp., Class B	133,902
24,970	Liberty Latin America Ltd., Class C (a)	178,286
		312,188
	Electric Utilities — 0.5%
8,214	Otter Tail Corp.	633,957
Shares	Description	Value

	Electrical Equipment — 1.1%
8,975	Atkore, Inc.	$691,255
7,382	EnerSys	681,875
		1,373,130
	Electronic Equipment, Instruments & Components — 1.2%
8,153	Benchmark Electronics, Inc.	313,891
5,874	Crane NXT Co.	348,563
4,391	ePlus, Inc. (a)	284,449
4,813	PC Connection, Inc.	296,433
2,268	Rogers Corp. (a)	148,735
9,780	Vishay Intertechnology, Inc.	160,294
		1,552,365
	Energy Equipment & Services — 4.9%
92,142	Expro Group Holdings N.V. (a)	993,291
126,843	Helix Energy Solutions Group, Inc. (a)	752,179
52,210	Helmerich & Payne, Inc.	846,324
50,672	Innovex International, Inc. (a)	832,034
68,946	Liberty Energy, Inc.	850,794
26,191	Patterson-UTI Energy, Inc.	154,789
167,336	RPC, Inc.	778,112
59,966	Transocean Ltd. (a)	175,101
15,037	Valaris Ltd. (a)	731,249
		6,113,873
	Financial Services — 2.1%
100,828	Compass Diversified Holdings	644,291
8,782	EVERTEC, Inc.	317,469
15,008	NMI Holdings, Inc. (a)	560,099
6,611	Walker & Dunlop, Inc.	495,891
75,202	Western Union (The) Co.	605,376
		2,623,126
	Food Products — 2.1%
24,414	Fresh Del Monte Produce, Inc.	917,722
277	Seaboard Corp.	877,309
32,605	TreeHouse Foods, Inc. (a)	626,668
9,744	WK Kellogg Co.	224,599
		2,646,298
	Gas Utilities — 1.0%
37,984	MDU Resources Group, Inc.	655,224
15,942	Northwest Natural Holding Co.	636,405
		1,291,629
	Ground Transportation — 2.3%
10,278	ArcBest Corp.	751,630
35,869	Marten Transport Ltd.	436,167
19,294	Schneider National, Inc., Class B	471,738
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation (Continued)
31,186	Universal Logistics Holdings, Inc.	$746,281
17,030	Werner Enterprises, Inc.	472,072
		2,877,888
	Health Care Equipment & Supplies — 1.1%
8,947	CONMED Corp.	457,639
37,974	Integra LifeSciences Holdings Corp. (a)	498,978
10,769	Omnicell, Inc. (a)	333,947
5,389	QuidelOrtho Corp. (a)	124,055
		1,414,619
	Health Care Providers & Services — 2.7%
83,934	AdaptHealth Corp. (a)	752,888
46,354	Ardent Health, Inc. (a)	491,352
6,242	Astrana Health, Inc. (a)	148,934
7,550	Concentra Group Holdings Parent, Inc.	150,773
4,354	National HealthCare Corp.	418,115
28,874	Premier, Inc., Class A	620,214
7,060	Progyny, Inc. (a)	165,981
41,713	Select Medical Holdings Corp.	616,935
		3,365,192
	Hotel & Resort REITs — 2.8%
67,823	Apple Hospitality REIT, Inc.	796,920
77,370	Park Hotels & Resorts, Inc.	824,764
63,383	Pebblebrook Hotel Trust	635,732
108,722	RLJ Lodging Trust	804,543
53,680	Sunstone Hotel Investors, Inc.	469,700
		3,531,659
	Hotels, Restaurants & Leisure — 2.1%
5,183	Cracker Barrel Old Country Store, Inc. (b)	321,346
271,993	Krispy Kreme, Inc. (b)	984,615
8,757	Marriott Vacations Worldwide Corp.	652,134
6,469	Papa John’s International, Inc.	274,350
26,074	Penn Entertainment, Inc. (a)	470,896
		2,703,341
	Household Durables — 4.0%
14,054	Century Communities, Inc.	791,100
10,070	Green Brick Partners, Inc. (a)	623,736
27,889	Helen of Troy Ltd. (a)	613,000
17,035	La-Z-Boy, Inc.	612,749
15,363	LGI Homes, Inc. (a)	818,387
Shares	Description	Value

	Household Durables (Continued)
7,059	M/I Homes, Inc. (a)	$848,421
24,773	Tri Pointe Homes, Inc. (a)	763,008
		5,070,401
	Household Products — 1.1%
14,891	Central Garden & Pet Co., Class A (a)	528,928
7,704	Energizer Holdings, Inc.	173,494
11,947	Spectrum Brands Holdings, Inc.	639,284
		1,341,706
	Industrial REITs — 0.9%
14,334	Innovative Industrial Properties, Inc.	741,068
56,409	LXP Industrial Trust	437,734
		1,178,802
	Insurance — 2.7%
11,776	Brighthouse Financial, Inc. (a)	563,482
13,421	Employers Holdings, Inc.	554,019
40,694	Genworth Financial, Inc. (a)	319,855
36,610	Hamilton Insurance Group Ltd., Class B (a)	786,749
3,614	Horace Mann Educators Corp.	153,703
4,702	Mercury General Corp.	325,613
3,988	Safety Insurance Group, Inc.	280,556
7,617	SiriusPoint Ltd. (a)	149,369
4,863	Stewart Information Services Corp.	315,755
		3,449,101
	Interactive Media & Services — 0.9%
40,237	fuboTV, Inc. (a)	160,143
11,901	TripAdvisor, Inc. (a)	208,148
26,148	Ziff Davis, Inc. (a)	813,726
		1,182,017
	Leisure Products — 0.5%
3,821	Polaris, Inc.	202,169
10,044	YETI Holdings, Inc. (a)	369,017
		571,186
	Machinery — 3.0%
711	Alamo Group, Inc.	158,254
2,215	Albany International Corp., Class A	120,031
17,188	Greenbrier (The) Cos., Inc.	782,054
13,963	Helios Technologies, Inc.	512,303
44,342	Hillman Solutions Corp. (a)	349,858
27,578	Kennametal, Inc.	682,831
1,077	Lindsay Corp.	147,021
4,086	Tennant Co.	337,259
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
9,979	Terex Corp.	$507,532
2,440	Worthington Enterprises, Inc.	151,207
		3,748,350
	Media — 1.3%
5,828	Cable One, Inc.	745,868
3,480	John Wiley & Sons, Inc., Class A	134,328
47,226	TEGNA, Inc.	788,674
		1,668,870
	Metals & Mining — 1.8%
5,629	Alpha Metallurgical Resources, Inc. (a)	664,616
3,962	Kaiser Aluminum Corp.	306,302
13,816	Warrior Met Coal, Inc.	709,866
21,227	Worthington Steel, Inc.	647,848
		2,328,632
	Mortgage REITs — 2.8%
16,045	Apollo Commercial Real Estate Finance, Inc.	154,353
59,178	Arbor Realty Trust, Inc. (b)	660,427
57,066	Chimera Investment Corp.	762,972
12,710	Dynex Capital, Inc.	158,112
58,902	Ladder Capital Corp.	643,210
83,668	MFA Financial, Inc.	760,542
36,232	PennyMac Mortgage Investment Trust	427,175
		3,566,791
	Multi-Utilities — 1.0%
16,685	Avista Corp.	622,351
12,343	Northwestern Energy Group, Inc.	662,819
		1,285,170
	Office REITs — 1.2%
20,988	Easterly Government Properties, Inc.	461,736
14,987	Highwoods Properties, Inc.	434,773
86,858	Piedmont Realty Trust, Inc.	656,646
		1,553,155
	Oil, Gas & Consumable Fuels — 4.3%
21,697	International Seaways, Inc.	865,710
368,139	Kosmos Energy Ltd. (a)	791,499
27,919	Northern Oil & Gas, Inc.	786,199
58,979	Peabody Energy Corp.	952,511
93,337	Talos Energy, Inc. (a)	798,031
49,192	Vital Energy, Inc. (a)	919,399
11,168	World Kinect Corp.	304,551
		5,417,900
Shares	Description	Value

	Paper & Forest Products — 0.5%
12,639	Sylvamo Corp.	$582,279
	Passenger Airlines — 0.5%
149,692	JetBlue Airways Corp. (a)	664,632
	Personal Care Products — 0.7%
33,810	Edgewell Personal Care Co.	853,026
	Pharmaceuticals — 1.1%
34,473	Amphastar Pharmaceuticals, Inc. (a)	722,209
5,813	Perrigo Co. PLC	155,033
1,945	Prestige Consumer Healthcare, Inc. (a)	143,833
10,044	Supernus Pharmaceuticals, Inc. (a)	352,544
		1,373,619
	Professional Services — 2.3%
82,321	Alight, Inc., Class A	441,240
14,975	Concentrix Corp.	778,251
2,378	CSG Systems International, Inc.	148,530
5,500	ICF International, Inc.	461,395
4,318	Korn Ferry	306,017
17,431	Legalzoom.com, Inc. (a)	156,705
15,673	ManpowerGroup, Inc.	646,511
		2,938,649
	Real Estate Management & Development — 1.1%
39,575	Forestar Group, Inc. (a)	981,460
26,058	Newmark Group, Inc., Class A	395,300
		1,376,760
	Semiconductors & Semiconductor Equipment — 2.6%
12,224	ACM Research, Inc., Class A (a)	371,121
6,053	Alpha & Omega Semiconductor Ltd. (a)	154,170
6,686	Axcelis Technologies, Inc. (a)	452,575
2,937	Diodes, Inc. (a)	145,000
42,034	Photronics, Inc. (a)	855,812
7,188	Synaptics, Inc. (a)	450,687
20,644	Ultra Clean Holdings, Inc. (a)	464,903
15,581	Veeco Instruments, Inc. (a)	323,773
		3,218,041
	Software — 0.9%
22,390	Adeia, Inc.	289,950
14,191	Teradata Corp. (a)	297,018
23,688	Verint Systems, Inc. (a)	504,081
		1,091,049
	Specialized REITs — 0.5%
40,694	Safehold, Inc.	569,309
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 3.5%
17,663	Academy Sports & Outdoors, Inc.	$897,104
82,276	American Eagle Outfitters, Inc.	888,581
6,981	Buckle (The), Inc.	344,652
85,475	Sally Beauty Holdings, Inc. (a)	832,526
5,829	Sonic Automotive, Inc., Class A	421,728
18,563	Upbound Group, Inc.	383,048
34,190	Victoria’s Secret & Co. (a)	642,772
		4,410,411
	Textiles, Apparel & Luxury Goods — 2.3%
26,269	Carter’s, Inc.	636,760
35,335	G-III Apparel Group Ltd. (a)	833,906
8,400	Levi Strauss & Co., Class A	165,396
19,665	Oxford Industries, Inc.	750,810
19,430	Steven Madden Ltd.	466,417
		2,853,289
	Tobacco — 0.5%
10,872	Universal Corp.	592,198
	Trading Companies & Distributors — 0.6%
64,089	Custom Truck One Source, Inc. (a)	396,711
21,349	DNOW, Inc. (a)	332,190
		728,901
	Water Utilities — 0.6%
6,961	California Water Service Group	316,517
8,966	H2O America	432,968
		749,485
	Total Common Stocks	125,933,147
	(Cost $130,660,060)
MONEY MARKET FUNDS — 0.1%
184,352	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (c)	184,352
	(Cost $184,352)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.2%
$794,658	Bank of America Corp., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $794,754. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $810,551. (d)	$794,658
164,509	Daiwa Capital Markets America, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $164,529. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $167,799. (d)	164,509
1,089,773	JPMorgan Chase & Co., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $1,089,905. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $1,111,568. (d)	1,089,773
770,379	Mizuho Financial Group, Inc., 4.36% (c), dated 07/31/25, due 08/01/25, with a maturity value of $770,472. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $785,787. (d)	770,379
	Total Repurchase Agreements	2,819,319
	(Cost $2,819,319)

	Total Investments — 102.2%	128,936,818
	(Cost $133,663,731)
	Net Other Assets and Liabilities — (2.2)%	(2,823,186)
	Net Assets — 100.0%	$126,113,632

See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2025
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,634,125 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,819,319.

(c)	Rate shown reflects yield as of July 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 125,933,147	$ 125,933,147	$ —	$ —
Money Market Funds	184,352	184,352	—	—
Repurchase Agreements	2,819,319	—	2,819,319	—
Total Investments	$128,936,818	$126,117,499	$2,819,319	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,634,125
Non-cash Collateral(2)	(2,634,125)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,819,319
Non-cash Collateral(4)	(2,819,319)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments
July 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.1%
53,752	Cadre Holdings, Inc.	$1,777,579
107,017	Intuitive Machines, Inc. (a)	1,194,310
43,197	Mercury Systems, Inc. (a)	2,271,730
		5,243,619
	Automobile Components — 0.3%
47,688	XPEL, Inc. (a) (b)	1,558,921
	Banks — 7.2%
54,871	Amalgamated Financial Corp.	1,590,710
165,592	Banc of California, Inc.	2,404,396
51,048	Bancorp (The), Inc. (a)	3,224,192
64,048	Byline Bancorp, Inc.	1,684,462
13,985	City Holding Co.	1,707,569
24,017	Coastal Financial Corp. (a)	2,310,435
39,329	Columbia Financial, Inc. (a)	565,944
30,104	Community Financial System, Inc.	1,586,481
58,781	CVB Financial Corp.	1,098,617
31,071	Enterprise Financial Services Corp.	1,714,809
19,801	First Interstate BancSystem, Inc., Class A	570,071
14,819	German American Bancorp, Inc.	569,346
9,287	Lakeland Financial Corp.	588,517
15,173	National Bank Holdings Corp., Class A	562,311
27,997	NBT Bancorp, Inc.	1,158,516
18,842	Nicolet Bankshares, Inc.	2,430,618
10,235	Park National Corp.	1,656,739
29,406	Pathward Financial, Inc.	2,223,829
17,132	QCR Holdings, Inc.	1,216,372
31,823	Republic Bancorp, Inc., Class A	2,191,332
29,457	Stock Yards Bancorp, Inc.	2,202,205
		33,257,471
	Beverages — 0.4%
47,423	Vita Coco (The) Co., Inc. (a)	1,672,135
	Biotechnology — 8.6%
134,826	ACADIA Pharmaceuticals, Inc. (a)	3,212,904
94,014	ADMA Biologics, Inc. (a)	1,758,062
34,975	Agios Pharmaceuticals, Inc. (a)	1,301,770
122,111	Arcutis Biotherapeutics, Inc. (a)	1,780,378
145,578	Ardelyx, Inc. (a)	617,251
108,354	Arrowhead Pharmaceuticals, Inc. (a)	1,711,993
166,659	ARS Pharmaceuticals, Inc. (a) (c)	2,946,531
324,576	BioCryst Pharmaceuticals, Inc. (a)	2,642,049
87,615	CareDx, Inc. (a)	1,076,350
Shares	Description	Value

	Biotechnology (Continued)
78,894	Catalyst Pharmaceuticals, Inc. (a)	$1,682,809
28,043	Celldex Therapeutics, Inc. (a)	616,385
44,741	CG oncology, Inc. (a)	1,194,137
216,161	ImmunityBio, Inc. (a) (c)	531,756
39,230	Kymera Therapeutics, Inc. (a)	1,716,312
32,547	Merus N.V. (a)	2,155,913
57,147	Mirum Pharmaceuticals, Inc. (a)	2,953,357
90,581	Novavax, Inc. (a) (c)	602,364
13,571	Praxis Precision Medicines, Inc. (a)	735,820
30,975	Protagonist Therapeutics, Inc. (a)	1,668,313
59,546	PTC Therapeutics, Inc. (a)	3,102,942
36,818	Rhythm Pharmaceuticals, Inc. (a)	3,137,998
78,599	Travere Therapeutics, Inc. (a)	1,214,355
15,511	Twist Bioscience Corp. (a)	520,704
21,113	Veracyte, Inc. (a)	496,367
		39,376,820
	Building Products — 1.2%
18,121	AZZ, Inc.	1,984,250
23,657	Griffon Corp.	1,922,604
22,130	Tecnoglass, Inc.	1,726,804
		5,633,658
	Capital Markets — 2.5%
284,281	BGC Group, Inc., Class A	2,635,285
119,802	Perella Weinberg Partners	2,388,852
64,929	Virtu Financial, Inc., Class A	2,865,966
252,667	WisdomTree, Inc.	3,352,891
		11,242,994
	Chemicals — 1.5%
20,466	Hawkins, Inc.	3,341,688
208,922	Perimeter Solutions, Inc. (a)	3,369,912
		6,711,600
	Commercial Services & Supplies — 2.9%
71,718	ACV Auctions, Inc., Class A (a)	1,019,113
17,115	Brady Corp., Class A	1,207,806
12,142	Cimpress PLC (a)	671,574
97,495	Driven Brands Holdings, Inc. (a)	1,647,666
118,944	OPENLANE, Inc. (a)	2,930,780
266,562	Pitney Bowes, Inc.	3,028,144
17,762	VSE Corp.	2,780,463
		13,285,546
	Communications Equipment — 2.2%
66,640	Applied Optoelectronics, Inc. (a) (c)	1,524,057
351,232	CommScope Holding Co., Inc. (a)	2,880,102
66,740	Digi International, Inc. (a)	2,176,391
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment (Continued)
129,613	Extreme Networks, Inc. (a)	$2,288,966
122,839	Harmonic, Inc. (a)	1,045,360
		9,914,876
	Construction & Engineering — 2.6%
13,191	Argan, Inc.	3,231,531
27,364	Construction Partners, Inc., Class A (a)	2,759,660
31,100	Granite Construction, Inc.	2,938,017
62,167	Tutor Perini Corp. (a)	2,993,341
		11,922,549
	Construction Materials — 0.3%
11,656	United States Lime & Minerals, Inc.	1,160,705
	Consumer Finance — 1.5%
10,835	Dave, Inc. (a)	2,554,893
44,226	Encore Capital Group, Inc. (a)	1,631,055
26,078	Enova International, Inc. (a)	2,726,716
		6,912,664
	Consumer Staples Distribution & Retail — 0.7%
45,575	Chefs’ Warehouse (The), Inc. (a)	3,124,622
	Diversified Consumer Services — 1.9%
124,388	Laureate Education, Inc. (a)	2,811,169
114,103	OneSpaWorld Holdings Ltd.	2,523,958
81,176	Udemy, Inc. (a)	617,749
85,813	Universal Technical Institute, Inc. (a)	2,764,895
		8,717,771
	Diversified REITs — 0.5%
28,894	American Assets Trust, Inc.	549,853
226,754	Global Net Lease, Inc.	1,585,010
		2,134,863
	Diversified Telecommunication Services — 0.4%
77,115	Iridium Communications, Inc.	1,886,233
	Electric Utilities — 0.1%
6,453	MGE Energy, Inc.	548,118
	Electrical Equipment — 3.5%
197,166	Array Technologies, Inc. (a)	1,281,579
112,503	Enovix Corp. (a) (c)	1,507,540
568,007	Eos Energy Enterprises, Inc. (a) (c)	3,237,640
173,365	Fluence Energy, Inc. (a) (c)	1,407,724
73,514	NuScale Power Corp. (a) (c)	3,691,138
Shares	Description	Value

	Electrical Equipment (Continued)
13,819	Powell Industries, Inc.	$3,276,485
142,210	Sunrun, Inc. (a)	1,459,074
		15,861,180
	Electronic Equipment, Instruments & Components — 2.4%
137,180	Arlo Technologies, Inc. (a)	2,222,316
13,392	CTS Corp.	524,833
108,061	Mirion Technologies, Inc. (a)	2,415,163
19,221	Napco Security Technologies, Inc.	586,817
12,933	OSI Systems, Inc. (a)	2,858,322
16,770	PAR Technology Corp. (a)	1,019,281
12,652	Plexus Corp. (a)	1,613,130
		11,239,862
	Energy Equipment & Services — 0.7%
42,682	Atlas Energy Solutions, Inc. (c)	554,866
56,143	Oceaneering International, Inc. (a)	1,218,303
25,217	Tidewater, Inc. (a)	1,261,102
		3,034,271
	Entertainment — 1.4%
184,085	AMC Entertainment Holdings, Inc., Class A (a) (c)	533,847
36,604	Atlanta Braves Holdings, Inc., Class C (a)	1,631,074
77,089	Cinemark Holdings, Inc.	2,071,381
58,207	Madison Square Garden Entertainment Corp. (a)	2,199,643
		6,435,945
	Financial Services — 1.7%
11,975	Federal Agricultural Mortgage Corp., Class C	2,062,933
99,425	Flywire Corp. (a)	1,082,738
40,773	NCR Atleos Corp. (a)	1,247,654
169,821	Payoneer Global, Inc. (a)	1,115,724
16,224	Sezzle, Inc. (a)	2,512,124
		8,021,173
	Food Products — 0.9%
18,065	Simply Good Foods (The) Co. (a)	550,260
34,776	Tootsie Roll Industries, Inc.	1,319,053
60,399	Vital Farms, Inc. (a)	2,246,843
		4,116,156
	Gas Utilities — 0.4%
14,241	Chesapeake Utilities Corp.	1,707,211
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation — 1.2%
17,203	Avis Budget Group, Inc. (a)	$2,928,639
425,798	Hertz Global Holdings, Inc. (a) (c)	2,729,365
		5,658,004
	Health Care Equipment & Supplies — 3.8%
209,599	Alphatec Holdings, Inc. (a)	2,217,557
74,809	Artivion, Inc. (a)	2,312,346
70,996	AtriCure, Inc. (a)	2,491,960
18,197	Enovis Corp. (a)	487,680
22,945	Haemonetics Corp. (a)	1,698,848
18,889	iRhythm Technologies, Inc. (a)	2,647,860
6,872	LeMaitre Vascular, Inc.	558,281
32,060	Novocure Ltd. (a)	370,934
30,615	Tandem Diabetes Care, Inc. (a)	476,982
17,361	TransMedics Group, Inc. (a)	2,065,438
9,529	UFP Technologies, Inc. (a)	2,157,270
		17,485,156
	Health Care Providers & Services — 2.3%
10,099	Addus HomeCare Corp. (a)	1,078,371
207,728	Alignment Healthcare, Inc. (a)	2,862,492
416,946	Clover Health Investments Corp. (a)	1,204,974
31,505	GeneDx Holdings Corp. (a)	3,211,935
110,380	LifeStance Health Group, Inc. (a)	439,312
101,154	Privia Health Group, Inc. (a)	1,974,526
		10,771,610
	Health Care REITs — 0.1%
16,488	LTC Properties, Inc.	561,252
	Health Care Technology — 0.9%
81,749	Phreesia, Inc. (a)	2,203,953
85,089	Schrodinger, Inc. (a)	1,729,859
		3,933,812
	Hotel & Resort REITs — 0.5%
151,864	DiamondRock Hospitality Co.	1,172,390
92,545	Xenia Hotels & Resorts, Inc.	1,176,247
		2,348,637
	Hotels, Restaurants & Leisure — 3.4%
46,412	Cheesecake Factory (The), Inc. (c)	2,966,191
72,523	First Watch Restaurant Group, Inc. (a)	1,253,922
19,806	Monarch Casino & Resort, Inc.	2,039,226
195,181	Rush Street Interactive, Inc. (a)	3,934,849
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
541,770	Sabre Corp. (a)	$1,641,563
45,080	Travel + Leisure Co.	2,670,990
24,672	United Parks & Resorts, Inc. (a)	1,167,726
		15,674,467
	Household Products — 0.1%
2,502	WD-40 Co.	536,429
	Independent Power and Renewable Electricity Producers — 0.4%
53,500	Clearway Energy, Inc., Class C	1,745,705
	Insurance — 3.6%
27,173	Baldwin Insurance Group (The), Inc. (a)	1,001,053
11,025	Goosehead Insurance, Inc., Class A	1,002,283
19,107	HCI Group, Inc.	2,675,744
66,382	Lemonade, Inc. (a) (c)	2,501,274
135,642	Oscar Health, Inc., Class A (a) (c)	1,905,770
18,854	Palomar Holdings, Inc. (a)	2,497,967
50,323	Skyward Specialty Insurance Group, Inc. (a)	2,545,337
52,542	Trupanion, Inc. (a)	2,491,016
		16,620,444
	Interactive Media & Services — 1.3%
51,150	Cargurus, Inc. (a)	1,678,743
48,158	Cars.com, Inc. (a)	619,794
72,253	QuinStreet, Inc. (a)	1,185,672
129,541	Rumble, Inc. (a) (c)	1,093,326
33,945	Yelp, Inc. (a)	1,168,726
		5,746,261
	IT Services — 0.9%
231,039	Applied Digital Corp. (a) (c)	3,035,852
19,982	DigitalOcean Holdings, Inc. (a)	556,699
80,831	Fastly, Inc., Class A (a)	548,842
		4,141,393
	Leisure Products — 0.4%
246,685	Peloton Interactive, Inc., Class A (a)	1,761,331
	Life Sciences Tools & Services — 0.6%
249,631	Adaptive Biotechnologies Corp. (a)	2,556,221
1,080	OmniAb, Inc. - 12.5 Earnout Shares (a) (d) (e) (f) (g)	0
1,080	OmniAb, Inc. - 15 Earnout Shares (a) (d) (e) (f) (g)	0
		2,556,221
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 3.9%
47,007	Atmus Filtration Technologies, Inc.	$1,829,042
53,906	Blue Bird Corp. (a)	2,414,450
14,069	Enerpac Tool Group Corp.	541,797
12,125	ESCO Technologies, Inc.	2,348,613
71,214	Mueller Water Products, Inc., Class A	1,763,259
61,109	REV Group, Inc.	3,027,951
7,434	Standex International Corp.	1,224,677
74,857	Symbotic, Inc. (a) (c)	4,038,535
21,128	Trinity Industries, Inc.	492,282
		17,680,606
	Media — 1.1%
266,666	Altice USA, Inc., Class A (a)	693,332
77,708	DoubleVerify Holdings, Inc. (a)	1,190,486
68,672	Integral Ad Science Holding Corp. (a)	563,110
120,572	Magnite, Inc. (a)	2,774,362
		5,221,290
	Metals & Mining — 1.0%
262,591	Coeur Mining, Inc. (a)	2,281,916
388,407	Hecla Mining Co.	2,229,456
		4,511,372
	Mortgage REITs — 0.2%
89,552	Ellington Financial, Inc.	1,136,415
	Office REITs — 0.4%
20,691	COPT Defense Properties	564,450
37,943	Douglas Emmett, Inc.	575,216
70,540	Empire State Realty Trust, Inc., Class A	510,710
		1,650,376
	Oil, Gas & Consumable Fuels — 2.2%
73,835	Calumet, Inc. (a) (c)	1,176,930
15,876	Centrus Energy Corp., Class A (a)	3,419,690
11,566	Gulfport Energy Corp. (a)	2,013,988
12,955	Kinetik Holdings, Inc.	561,988
342,141	Uranium Energy Corp. (a)	2,966,362
		10,138,958
	Passenger Airlines — 0.2%
21,170	Allegiant Travel Co. (a)	1,093,219
	Pharmaceuticals — 3.3%
287,584	Amneal Pharmaceuticals, Inc. (a)	2,248,907
35,656	ANI Pharmaceuticals, Inc. (a)	2,258,808
77,536	Arvinas, Inc. (a)	576,868
54,177	Harmony Biosciences Holdings, Inc. (a)	1,905,947
76,181	Harrow, Inc. (a)	2,419,508
Shares	Description	Value

	Pharmaceuticals (Continued)
20,466	Ligand Pharmaceuticals, Inc. (a)	$2,692,916
184,482	Ocular Therapeutix, Inc. (a)	2,136,302
28,716	Tarsus Pharmaceuticals, Inc. (a)	1,114,755
		15,354,011
	Professional Services — 4.0%
55,806	Barrett Business Services, Inc.	2,565,402
9,137	CRA International, Inc.	1,614,142
103,070	First Advantage Corp. (a)	1,782,080
16,915	Huron Consulting Group, Inc. (a)	2,234,133
56,779	Innodata, Inc. (a) (c)	3,117,167
476,754	Planet Labs PBC (a)	2,979,713
39,915	UL Solutions, Inc., Class A	2,918,585
86,553	Upwork, Inc. (a)	1,035,174
		18,246,396
	Real Estate Management & Development — 0.5%
25,362	Howard Hughes Holdings, Inc. (a)	1,743,130
11,963	St. Joe (The) Co.	604,132
		2,347,262
	Residential REITs — 0.2%
65,973	Apartment Investment and Management Co., Class A	554,833
35,891	Elme Communities	541,236
		1,096,069
	Retail REITs — 0.4%
68,711	NETSTREIT Corp. (c)	1,252,602
18,661	Tanger, Inc.	560,203
		1,812,805
	Semiconductors & Semiconductor Equipment — 1.3%
35,216	Ambarella, Inc. (a)	2,327,425
33,806	FormFactor, Inc. (a)	960,429
5,138	Impinj, Inc. (a)	794,232
26,692	PDF Solutions, Inc. (a)	593,363
98,085	Rigetti Computing, Inc. (a) (c)	1,422,233
		6,097,682
	Software — 7.6%
88,475	A10 Networks, Inc.	1,629,709
14,934	Agilysys, Inc. (a)	1,703,671
20,564	Alarm.com Holdings, Inc. (a)	1,123,411
38,596	Alkami Technology, Inc. (a)	860,305
138,064	Amplitude, Inc., Class A (a)	1,688,523
38,958	Appian Corp., Class A (a)	1,075,630
120,484	AvePoint, Inc. (a)	2,298,835
8,887	Blackbaud, Inc. (a)	599,162
243,364	Cipher Mining, Inc. (a)	1,328,767
210,930	Cleanspark, Inc. (a) (c)	2,398,274
83,810	Clear Secure, Inc., Class A	2,464,852
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
100,293	Core Scientific, Inc. (a) (c)	$1,357,967
21,550	Five9, Inc. (a)	556,637
50,982	Klaviyo, Inc., Class A (a)	1,585,540
44,569	Life360, Inc. (a)	3,413,540
70,416	LiveRamp Holdings, Inc. (a)	2,311,053
70,452	N-able, Inc. (a)	569,252
153,063	NextNav, Inc. (a)	2,263,802
36,444	Progress Software Corp.	1,752,228
60,388	RingCentral, Inc., Class A (a)	1,539,290
63,057	SEMrush Holdings, Inc., Class A (a)	564,991
137,503	Sprinklr, Inc., Class A (a)	1,238,902
130,289	Terawulf, Inc. (a) (c)	672,291
		34,996,632
	Specialized REITs — 0.9%
29,385	EPR Properties	1,617,350
71,280	Outfront Media, Inc.	1,249,538
269,277	Uniti Group, Inc. (a)	1,432,554
		4,299,442
	Specialty Retail — 0.9%
58,017	Revolve Group, Inc. (a)	1,203,853
106,090	Warby Parker, Inc., Class A (a)	2,540,855
1,511	Winmark Corp.	570,282
		4,314,990
	Technology Hardware, Storage & Peripherals — 0.9%
165,122	CompoSecure, Inc., Class A (a) (c)	2,346,383
121,364	Quantum Computing, Inc. (a)	1,801,042
		4,147,425
	Textiles, Apparel & Luxury Goods — 0.5%
94,690	Wolverine World Wide, Inc.	2,138,100
	Tobacco — 0.7%
38,382	Turning Point Brands, Inc.	3,183,403
	Trading Companies & Distributors — 2.5%
62,322	Distribution Solutions Group, Inc. (a)	1,867,790
33,179	DXP Enterprises, Inc. (a)	3,757,854
14,763	McGrath RentCorp	1,842,275
11,990	Willis Lease Finance Corp.	1,697,544
68,854	Xometry, Inc., Class A (a)	2,226,738
		11,392,201
	Water Utilities — 0.1%
7,444	American States Water Co.	547,804
Shares	Description	Value

	Wireless Telecommunication Services — 0.7%
48,116	Telephone and Data Systems, Inc.	$1,878,449
18,185	United States Cellular Corp. (a)	1,326,232
		3,204,681
	Total Common Stocks	458,872,824
	(Cost $382,470,893)
MONEY MARKET FUNDS — 0.1%
550,239	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (h)	550,239
	(Cost $550,239)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 7.6%
$9,848,723	Bank of America Corp., 4.36% (h), dated 07/31/25, due 08/01/25, with a maturity value of $9,849,916. Collateralized by U.S. Treasury Note, interest rate of 3.88%, due 07/31/27. The value of the collateral including accrued interest is $10,045,699. (i)	9,848,723
2,038,858	Daiwa Capital Markets America, Inc., 4.36% (h), dated 07/31/25, due 08/01/25, with a maturity value of $2,039,105. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.00%, due 08/14/25 to 05/15/47. The value of the collateral including accrued interest is $2,079,635. (i)	2,038,858
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$13,506,317	JPMorgan Chase & Co., 4.36% (h), dated 07/31/25, due 08/01/25, with a maturity value of $13,507,953. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.75%, due 02/15/41 to 08/15/52. The value of the collateral including accrued interest is $13,776,443. (i)	$13,506,317
9,547,824	Mizuho Financial Group, Inc., 4.36% (h), dated 07/31/25, due 08/01/25, with a maturity value of $9,548,980. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.25%, due 06/30/27 to 06/30/31. The value of the collateral including accrued interest is $9,738,785. (i)	9,547,824
	Total Repurchase Agreements	34,941,722
	(Cost $34,941,722)

	Total Investments — 107.6%	494,364,785
	(Cost $417,962,854)
	Net Other Assets and Liabilities — (7.6)%	(35,111,618)
	Net Assets — 100.0%	$459,253,167

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $35,191,006 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $34,941,722.

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Restricted security as to resale, excluding Rule 144A securities (see Note 2F - Restricted Securities in the Notes to Financial Statements).
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of July 31, 2025.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 2,556,221	$ 2,556,221	$ —	$ —**
Other Industry Categories*	456,316,603	456,316,603	—	—
Money Market Funds	550,239	550,239	—	—
Repurchase Agreements	34,941,722	—	34,941,722	—
Total Investments	$494,364,785	$459,423,063	$34,941,722	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2025

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$35,191,006
Non-cash Collateral(2)	(34,941,722)
Net Amount	$249,284

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On July 31, 2025, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from July 30 to
July 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities
Lending in the Notes to Financial Statements.

The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$34,941,722
Non-cash Collateral(4)	(34,941,722)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Assets and Liabilities
July 31, 2025

	First Trust Large Cap Core AlphaDEX® Fund (FEX)	First Trust Mid Cap Core AlphaDEX® Fund (FNX)	First Trust Small Cap Core AlphaDEX® Fund (FYX)
ASSETS:
Investments, at value	$1,320,156,701	$1,143,448,882	$850,289,990
Receivables:
Investment securities sold	5,583,977	—	4,915,779
Dividends	738,161	283,138	292,051
Capital shares sold	—	—	—
Reclaims	—	—	—
Securities lending income	—	6,013	33,054
Prepaid expenses	6,550	6,472	6,018
Total Assets	1,326,485,389	1,143,744,505	855,536,892

LIABILITIES:
Payables:
Capital shares redeemed	5,593,451	—	4,925,559
Investment advisory fees	566,838	489,598	357,417
Licensing fees	42,214	36,801	26,852
Audit and tax fees	25,071	25,117	25,158
Shareholder reporting fees	20,758	26,505	23,943
Trustees’ fees	3,140	3,130	3,080
Investment securities purchased	—	—	—
Collateral for securities on loan	—	12,027,310	32,411,955
Other liabilities	178,369	157,283	120,008
Total Liabilities	6,429,841	12,765,744	37,893,972
NET ASSETS	$1,320,055,548	$1,130,978,761	$817,642,920

NET ASSETS consist of:
Paid-in capital	$1,491,477,088	$1,380,891,276	$1,174,927,826
Par value	118,000	96,500	83,000
Accumulated distributable earnings (loss)	(171,539,540)	(250,009,015)	(357,367,906)
NET ASSETS	$1,320,055,548	$1,130,978,761	$817,642,920
NET ASSET VALUE, per share	$111.87	$117.20	$98.51
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	11,800,002	9,650,002	8,300,002
Investments, at cost	$1,133,707,890	$1,010,183,990	$781,372,072
Securities on loan, at value	$—	$11,514,952	$31,682,250
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)	First Trust Large Cap Growth AlphaDEX® Fund (FTC)	First Trust Multi Cap Value AlphaDEX® Fund (FAB)	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)	First Trust Mid Cap Value AlphaDEX® Fund (FNK)	First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

$1,099,492,718	$1,225,080,737	$119,890,675	$309,139,177	$191,787,807	$408,654,830

3,947,498	—	—	—	—	—
934,726	327,204	78,144	54,344	81,357	32,935
—	—	—	—	—	—
—	—	471	—	—	—
—	—	559	7,947	105	5,738
6,420	6,406	4,832	4,898	—	—
1,104,381,362	1,225,414,347	119,974,681	309,206,366	191,869,269	408,693,503

3,950,706	—	—	—	—	—
480,135	512,512	51,606	125,345	122,986	233,629
36,343	36,895	3,839	8,826	—	—
24,990	24,963	25,348	25,187	—	—
28,151	20,009	5,971	9,263	—	—
3,121	3,110	2,956	2,969	—	—
—	—	—	—	—	—
1,406,230	—	523,894	8,411,825	1,489	8,173,506
153,397	154,283	25,396	44,969	—	—
6,083,073	751,772	639,010	8,628,384	124,475	8,407,135
$1,098,298,289	$1,224,662,575	$119,335,671	$300,577,982	$191,744,794	$400,286,368

$1,378,032,600	$1,278,769,291	$160,757,588	$322,938,068	$252,607,144	$508,793,685
139,000	78,500	14,500	20,000	36,500	47,500
(279,873,311)	(54,185,216)	(41,436,417)	(22,380,086)	(60,898,850)	(108,554,817)
$1,098,298,289	$1,224,662,575	$119,335,671	$300,577,982	$191,744,794	$400,286,368
$79.01	$156.01	$82.30	$150.29	$52.53	$84.27
13,900,002	7,850,002	1,450,002	2,000,002	3,650,002	4,750,002
$1,056,838,599	$951,502,508	$117,512,693	$247,297,043	$183,345,844	$335,887,264
$1,352,315	$—	$489,827	$8,235,378	$—	$7,824,146
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Assets and Liabilities (Continued)
July 31, 2025

	First Trust Small Cap Value AlphaDEX® Fund (FYT)	First Trust Small Cap Growth AlphaDEX® Fund (FYC)
ASSETS:
Investments, at value	$128,936,818	$494,364,785
Receivables:
Investment securities sold	—	—
Dividends	70,559	58,061
Capital shares sold	—	3,993,519
Reclaims	—	—
Securities lending income	2,439	45,258
Prepaid expenses	—	—
Total Assets	129,009,816	498,461,623

LIABILITIES:
Payables:
Capital shares redeemed	—	—
Investment advisory fees	76,865	276,437
Licensing fees	—	—
Audit and tax fees	—	—
Shareholder reporting fees	—	—
Trustees’ fees	—	—
Investment securities purchased	—	3,990,297
Collateral for securities on loan	2,819,319	34,941,722
Other liabilities	—	—
Total Liabilities	2,896,184	39,208,456
NET ASSETS	$126,113,632	$459,253,167

NET ASSETS consist of:
Paid-in capital	$201,581,316	$605,000,666
Par value	24,500	57,500
Accumulated distributable earnings (loss)	(75,492,184)	(145,804,999)
NET ASSETS	$126,113,632	$459,253,167
NET ASSET VALUE, per share	$51.47	$79.87
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,450,002	5,750,002
Investments, at cost	$133,663,731	$417,962,854
Securities on loan, at value	$2,634,125	$35,191,006
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Operations
For the Year Ended July 31, 2025

	First Trust Large Cap Core AlphaDEX® Fund (FEX)	First Trust Mid Cap Core AlphaDEX® Fund (FNX)	First Trust Small Cap Core AlphaDEX® Fund (FYX)
INVESTMENT INCOME:
Dividends	$23,234,342	$19,388,250	$13,986,459
Other income	—	—	—
Securities lending income (net of fees)	996	73,691	239,750
Foreign withholding tax	(4,413)	(8,762)	(13,692)
Total investment income	23,230,925	19,453,179	14,212,517

EXPENSES:
Investment advisory fees	6,403,294	5,958,217	4,437,456
Accounting and administration fees	562,086	529,882	408,956
Licensing fees	135,828	127,189	96,431
Shareholder reporting fees	63,190	83,243	77,413
Transfer agent fees	57,016	54,783	44,340
Custodian fees	43,218	41,482	34,635
Audit and tax fees	29,343	29,394	29,379
Legal fees	28,507	26,853	19,585
Trustees’ fees and expenses	10,051	9,993	9,769
Listing fees	8,599	8,599	7,599
Other expenses	16,618	15,943	11,854
Total expenses	7,357,750	6,885,578	5,177,417
NET INVESTMENT INCOME (LOSS)	15,873,175	12,567,601	9,035,100

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(79,856,588)	(76,527,433)	(65,563,244)
In-kind redemptions	232,380,798	166,742,222	137,516,105
Net realized gain (loss)	152,524,210	90,214,789	71,952,861
Net change in unrealized appreciation (depreciation) on investments	(14,091,202)	(83,845,314)	(96,451,555)
NET REALIZED AND UNREALIZED GAIN (LOSS)	138,433,008	6,369,475	(24,498,694)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$154,306,183	$18,937,076	$(15,463,594)

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)	First Trust Large Cap Growth AlphaDEX® Fund (FTC)	First Trust Multi Cap Value AlphaDEX® Fund (FAB)	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)	First Trust Mid Cap Value AlphaDEX® Fund (FNK)	First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

$30,162,421	$10,756,977	$3,143,506	$2,109,323	$4,966,752	$2,932,333
33,599	—	—	—	—	—
724	3,853	8,300	40,198	11,848	55,262
(3,122)	(3,224)	(1,455)	(702)	(1,923)	—
30,193,622	10,757,606	3,150,351	2,148,819	4,976,677	2,987,595

5,825,128	5,575,337	646,063	1,176,511	1,484,777 (a)	2,614,936 (a)
518,143	499,317	66,435	114,161	—	—
124,243	119,244	20,444	31,067	—	—
88,477	61,477	28,718	40,107	—	—
54,124	52,837	6,461	11,765	—	—
30,824	25,459	21,694	26,942	—	—
29,248	29,255	29,541	29,573	—	—
25,912	24,570	1,988	4,769	—	—
9,967	9,906	9,190	9,266	—	—
8,599	8,599	10,599	10,599	—	—
16,515	15,088	2,090	2,849	—	—
6,731,180	6,421,089	843,223	1,457,609	1,484,777	2,614,936
23,462,442	4,336,517	2,307,128	691,210	3,491,900	372,659

(64,196,607)	(89,037,637)	4,632,012	(12,286,837)	(8,204,533)	(22,257,594)
164,457,186	292,703,178	3,405,125	40,616,514	13,727,089	42,425,380
100,260,579	203,665,541	8,037,137	28,329,677	5,522,556	20,167,786
(85,457,707)	55,833,620	(12,963,422)	17,296,739	(19,047,560)	10,196,680
14,802,872	259,499,161	(4,926,285)	45,626,416	(13,525,004)	30,364,466
$38,265,314	$263,835,678	$(2,619,157)	$46,317,626	$(10,033,104)	$30,737,125
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Operations (Continued)
For the Year Ended July 31, 2025

	First Trust Small Cap Value AlphaDEX® Fund (FYT)	First Trust Small Cap Growth AlphaDEX® Fund (FYC)
INVESTMENT INCOME:
Dividends	$3,300,248	$3,760,893
Other income	—	—
Securities lending income (net of fees)	41,933	223,510
Foreign withholding tax	(2,689)	(3,964)
Total investment income	3,339,492	3,980,439

EXPENSES:
Investment advisory fees	1,068,935 (a)	2,878,022 (a)
Accounting and administration fees	—	—
Licensing fees	—	—
Shareholder reporting fees	—	—
Transfer agent fees	—	—
Custodian fees	—	—
Audit and tax fees	—	—
Legal fees	—	—
Trustees’ fees and expenses	—	—
Listing fees	—	—
Other expenses	—	—
Total expenses	1,068,935	2,878,022
NET INVESTMENT INCOME (LOSS)	2,270,557	1,102,417

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,391,123)	(40,193,851)
In-kind redemptions	2,930,435	55,946,462
Net realized gain (loss)	(460,688)	15,752,611
Net change in unrealized appreciation (depreciation) on investments	(24,519,148)	19,591,242
NET REALIZED AND UNREALIZED GAIN (LOSS)	(24,979,836)	35,343,853
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,709,279)	$36,446,270

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Changes in Net Assets

	First Trust Large Cap Core AlphaDEX® Fund (FEX)		First Trust Mid Cap Core AlphaDEX® Fund (FNX)
	Year Ended 7/31/2025	Year Ended 7/31/2024	Year Ended 7/31/2025	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$15,873,175	$14,857,158	$12,567,601	$12,129,538
Net realized gain (loss)	152,524,210	115,191,746	90,214,789	97,859,673
Net change in unrealized appreciation (depreciation)	(14,091,202)	36,125,493	(83,845,314)	59,492,947
Net increase (decrease) in net assets resulting from operations	154,306,183	166,174,397	18,937,076	169,482,158

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(16,301,838)	(14,726,322)	(15,346,668)	(12,749,047)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	767,749,899	320,853,899	530,379,727	397,843,357
Cost of shares redeemed	(827,740,268)	(412,203,567)	(628,108,171)	(410,293,586)
Net increase (decrease) in net assets resulting from shareholder transactions	(59,990,369)	(91,349,668)	(97,728,444)	(12,450,229)
Total increase (decrease) in net assets	78,013,976	60,098,407	(94,138,036)	144,282,882

NET ASSETS:
Beginning of period	1,242,041,572	1,181,943,165	1,225,116,797	1,080,833,915
End of period	$1,320,055,548	$1,242,041,572	$1,130,978,761	$1,225,116,797

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	12,400,002	13,500,002	10,550,002	10,700,002
Shares sold	7,200,000	3,400,000	4,550,000	3,650,000
Shares redeemed	(7,800,000)	(4,500,000)	(5,450,000)	(3,800,000)
Shares outstanding, end of period	11,800,002	12,400,002	9,650,002	10,550,002
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)		First Trust Large Cap Value AlphaDEX® Fund (FTA)		First Trust Large Cap Growth AlphaDEX® Fund (FTC)		First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Year Ended 7/31/2025	Year Ended 7/31/2024	Year Ended 7/31/2025	Year Ended 7/31/2024	Year Ended 7/31/2025	Year Ended 7/31/2024	Year Ended 7/31/2025	Year Ended 7/31/2024

$9,035,100	$10,672,170	$23,462,442	$25,528,876	$4,336,517	$3,513,602	$2,307,128	$3,146,026
71,952,861	41,318,622	100,260,579	75,520,869	203,665,541	139,603,609	8,037,137	7,640,788
(96,451,555)	62,729,229	(85,457,707)	34,033,827	55,833,620	39,721,054	(12,963,422)	9,779,497
(15,463,594)	114,720,021	38,265,314	135,083,572	263,835,678	182,838,265	(2,619,157)	20,566,311

(11,286,807)	(10,612,872)	(24,265,323)	(25,622,313)	(4,306,746)	(3,780,021)	(2,422,588)	(3,164,113)

381,714,019	40,336,990	598,640,975	280,706,895	915,278,184	394,066,059	—	3,655,311
(468,797,883)	(85,669,872)	(737,407,830)	(419,500,650)	(1,054,168,670)	(505,228,793)	(24,613,912)	(46,150,618)
(87,083,864)	(45,332,882)	(138,766,855)	(138,793,755)	(138,890,486)	(111,162,734)	(24,613,912)	(42,495,307)
(113,834,265)	58,774,267	(124,766,864)	(29,332,496)	120,638,446	67,895,510	(29,655,657)	(25,093,109)

931,477,185	872,702,918	1,223,065,153	1,252,397,649	1,104,024,129	1,036,128,619	148,991,328	174,084,437
$817,642,920	$931,477,185	$1,098,298,289	$1,223,065,153	$1,224,662,575	$1,104,024,129	$119,335,671	$148,991,328

9,300,002	9,850,002	15,750,002	17,800,002	8,950,002	9,950,002	1,750,002	2,300,002
3,850,000	450,000	7,600,000	3,750,000	6,550,000	3,450,000	—	50,000
(4,850,000)	(1,000,000)	(9,450,000)	(5,800,000)	(7,650,000)	(4,450,000)	(300,000)	(600,000)
8,300,002	9,300,002	13,900,002	15,750,002	7,850,002	8,950,002	1,450,002	1,750,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Changes in Net Assets (Continued)

	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)		First Trust Mid Cap Value AlphaDEX® Fund (FNK)
	Year Ended 7/31/2025	Year Ended 7/31/2024	Year Ended 7/31/2025	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$691,210	$496,943	$3,491,900	$3,968,231
Net realized gain (loss)	28,329,677	16,180,356	5,522,556	9,268,627
Net change in unrealized appreciation (depreciation)	17,296,739	11,293,336	(19,047,560)	17,753,521
Net increase (decrease) in net assets resulting from operations	46,317,626	27,970,635	(10,033,104)	30,990,379

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,232,356)	(496,106)	(3,666,512)	(4,050,401)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	185,144,667	60,498,448	47,759,607	85,081,208
Cost of shares redeemed	(139,096,852)	(58,873,657)	(70,604,962)	(121,379,555)
Net increase (decrease) in net assets resulting from shareholder transactions	46,047,815	1,624,791	(22,845,355)	(36,298,347)
Total increase (decrease) in net assets	91,133,085	29,099,320	(36,544,971)	(9,358,369)

NET ASSETS:
Beginning of period	209,444,897	180,345,577	228,289,765	237,648,134
End of period	$300,577,982	$209,444,897	$191,744,794	$228,289,765

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,650,002	1,650,002	4,100,002	4,850,002
Shares sold	1,350,000	500,000	900,000	1,650,000
Shares redeemed	(1,000,000)	(500,000)	(1,350,000)	(2,400,000)
Shares outstanding, end of period	2,000,002	1,650,002	3,650,002	4,100,002
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)		First Trust Small Cap Value AlphaDEX® Fund (FYT)		First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Year Ended 7/31/2025	Year Ended 7/31/2024	Year Ended 7/31/2025	Year Ended 7/31/2024	Year Ended 7/31/2025	Year Ended 7/31/2024

$372,659	$216,695	$2,270,557	$3,017,617	$1,102,417	$930,375
20,167,786	25,291,975	(460,688)	12,177,471	15,752,611	7,123,744
10,196,680	19,556,723	(24,519,148)	13,883,777	19,591,242	21,639,544
30,737,125	45,065,393	(22,709,279)	29,078,865	36,446,270	29,693,663

(2,174,241)	(275,455)	(2,338,836)	(2,728,477)	(2,409,706)	(1,221,196)

194,501,268	167,323,398	13,825,966	28,889,674	334,864,071	96,927,881
(171,405,594)	(140,201,890)	(49,830,565)	(42,210,131)	(205,093,475)	(60,073,009)
23,095,674	27,121,508	(36,004,599)	(13,320,457)	129,770,596	36,854,872
51,658,558	71,911,446	(61,052,714)	13,029,931	163,807,160	65,327,339

348,627,810	276,716,364	187,166,346	174,136,415	295,446,007	230,118,668
$400,286,368	$348,627,810	$126,113,632	$187,166,346	$459,253,167	$295,446,007

4,550,002	4,150,002	3,200,002	3,450,002	4,150,002	3,600,002
2,400,000	2,400,000	250,000	550,000	4,400,000	1,600,000
(2,200,000)	(2,000,000)	(1,000,000)	(800,000)	(2,800,000)	(1,050,000)
4,750,002	4,550,002	2,450,002	3,200,002	5,750,002	4,150,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights
For a share outstanding throughout each period

First Trust Large Cap Core AlphaDEX® Fund (FEX)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$100.16	$87.55	$81.83	$86.85	$62.29
Income from investment operations:
Net investment income (loss)	1.30 (a)	1.18 (a)	1.35 (a)	1.01	0.71
Net realized and unrealized gain (loss)	11.75	12.60	5.74	(5.08)	24.55
Total from investment operations	13.05	13.78	7.09	(4.07)	25.26
Distributions paid to shareholders from:
Net investment income	(1.34)	(1.17)	(1.37)	(0.95)	(0.70)
Net asset value, end of period	$111.87	$100.16	$87.55	$81.83	$86.85
Total return (b)	13.12%	15.89%	8.86%	(4.73)%	40.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,320,056	$1,242,042	$1,181,943	$1,104,730	$1,189,909
Ratio of total expenses to average net assets	0.57%	0.58%	0.60%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	1.24%	1.30%	1.67%	1.16%	0.94%
Portfolio turnover rate (c)	83%	88%	87%	87%	91%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$116.12	$101.01	$92.46	$99.26	$64.83
Income from investment operations:
Net investment income (loss)	1.21 (a)	1.13 (a)	1.11 (a)	1.08	0.70
Net realized and unrealized gain (loss)	1.34	15.17	8.60	(6.74)	34.51
Total from investment operations	2.55	16.30	9.71	(5.66)	35.21
Distributions paid to shareholders from:
Net investment income	(1.47)	(1.19)	(1.16)	(1.14)	(0.78)
Net asset value, end of period	$117.20	$116.12	$101.01	$92.46	$99.26
Total return (b)	2.23%	16.28%	10.70%	(5.74)%	54.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,130,979	$1,225,117	$1,080,834	$975,495	$1,027,303
Ratio of total expenses to average net assets	0.58%	0.58%	0.60%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	1.05%	1.11%	1.22%	1.12%	0.79%
Portfolio turnover rate (c)	96%	103%	106%	95%	114%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Core AlphaDEX® Fund (FYX)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$100.16	$88.60	$84.49	$91.31	$55.98
Income from investment operations:
Net investment income (loss)	0.99 (a)	1.11 (a)	0.95 (a)	1.05	0.61
Net realized and unrealized gain (loss)	(1.42)	11.57	4.13	(6.92)	35.35
Total from investment operations	(0.43)	12.68	5.08	(5.87)	35.96
Distributions paid to shareholders from:
Net investment income	(1.22)	(1.12)	(0.97)	(0.95)	(0.63)
Net asset value, end of period	$98.51	$100.16	$88.60	$84.49	$91.31
Total return (b)	(0.44)%	14.47%	6.16%	(6.50)%	64.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$817,643	$931,477	$872,703	$827,993	$917,700
Ratio of total expenses to average net assets	0.58% (c)	0.59%	0.60%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	1.02% (c)	1.27%	1.17%	1.18%	0.77%
Portfolio turnover rate (d)	102%	112%	109%	94%	116%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Large Cap Value AlphaDEX® Fund (FTA)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$77.65	$70.36	$66.10	$65.80	$46.39
Income from investment operations:
Net investment income (loss)	1.56 (a)	1.54 (a)	1.50 (a)	1.21	1.01
Net realized and unrealized gain (loss)	1.41	7.29	4.22	0.27 (b)	19.41
Total from investment operations	2.97	8.83	5.72	1.48	20.42
Distributions paid to shareholders from:
Net investment income	(1.61)	(1.54)	(1.46)	(1.18)	(1.01)
Net asset value, end of period	$79.01	$77.65	$70.36	$66.10	$65.80
Total return (c)	3.88%	12.79%	8.90%	2.24%	44.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,098,298	$1,223,065	$1,252,398	$1,160,039	$1,065,981
Ratio of total expenses to average net assets	0.58%	0.58%	0.60%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	2.01%	2.19%	2.27%	1.79%	1.76%
Portfolio turnover rate (d)	75%	81%	80%	75%	91%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$123.35	$104.13	$96.84	$112.65	$82.09
Income from investment operations:
Net investment income (loss)	0.53 (a)	0.37 (a)	0.93 (a)	0.37	(0.07)
Net realized and unrealized gain (loss)	32.66	19.25	7.36	(15.96)	30.67
Total from investment operations	33.19	19.62	8.29	(15.59)	30.60
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.40)	(1.00)	(0.22)	(0.04)
Net asset value, end of period	$156.01	$123.35	$104.13	$96.84	$112.65
Total return (b)	26.96%	18.89%	8.71%	(13.84)%	37.30%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,224,663	$1,104,024	$1,036,129	$929,704	$1,194,111
Ratio of total expenses to average net assets	0.58%	0.58%	0.60%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	0.39%	0.33%	0.98%	0.32%	(0.07)%
Portfolio turnover rate (c)	114%	116%	127%	121%	116%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$85.14	$75.69	$70.76	$71.04	$46.72
Income from investment operations:
Net investment income (loss)	1.47 (a)	1.52 (a)	1.38 (a)	1.20	0.84
Net realized and unrealized gain (loss)	(2.78)	9.47	4.94	(0.35)	24.34
Total from investment operations	(1.31)	10.99	6.32	0.85	25.18
Distributions paid to shareholders from:
Net investment income	(1.53)	(1.54)	(1.39)	(1.13)	(0.86)
Net asset value, end of period	$82.30	$85.14	$75.69	$70.76	$71.04
Total return (b)	(1.53)%	14.76%	9.19%	1.20%	54.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$119,336	$148,991	$174,084	$176,894	$166,942
Ratio of total expenses to average net assets	0.65%	0.64%	0.64%	0.66%	0.69%
Ratio of net investment income (loss) to average net assets	1.79%	2.01%	1.96%	1.64%	1.43%
Portfolio turnover rate (c)	86%	87%	85%	76%	92%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$126.94	$109.30	$101.49	$119.58	$83.11
Income from investment operations:
Net investment income (loss)	0.40 (a)	0.31 (a)	0.72 (a)	0.46	(0.11)
Net realized and unrealized gain (loss)	23.71	17.64	7.81	(18.27)	36.71
Total from investment operations	24.11	17.95	8.53	(17.81)	36.60
Distributions paid to shareholders from:
Net investment income	(0.76)	(0.31)	(0.72)	(0.28)	(0.13)
Net asset value, end of period	$150.29	$126.94	$109.30	$101.49	$119.58
Total return (b)	19.06%	16.47%	8.50%	(14.91)%	44.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$300,578	$209,445	$180,346	$182,686	$221,229
Ratio of total expenses to average net assets	0.62%	0.62%	0.64%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets	0.29%	0.28%	0.72%	0.39%	(0.09)%
Portfolio turnover rate (c)	110%	115%	125%	115%	104%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$55.68	$49.00	$44.58	$44.69	$27.71
Income from investment operations:
Net investment income (loss)	0.87 (a)	0.88 (a)	0.78 (a)	0.74	0.54
Net realized and unrealized gain (loss)	(3.11)	6.69	4.42	(0.16)	16.98
Total from investment operations	(2.24)	7.57	5.20	0.58	17.52
Distributions paid to shareholders from:
Net investment income	(0.91)	(0.89)	(0.78)	(0.69)	(0.54)
Net asset value, end of period	$52.53	$55.68	$49.00	$44.58	$44.69
Total return (b)	(4.02)%	15.68%	11.95%	1.31%	63.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$191,745	$228,290	$237,648	$222,894	$140,774
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.65%	1.79%	1.77%	1.63%	1.33%
Portfolio turnover rate (c)	87%	98%	102%	84%	102%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$76.62	$66.68	$61.22	$73.58	$51.23
Income from investment operations:
Net investment income (loss)	0.08 (a)	0.05 (a)	0.21 (a)	0.01	(0.18)
Net realized and unrealized gain (loss)	8.05	9.95	5.49	(12.37)	22.69
Total from investment operations	8.13	10.00	5.70	(12.36)	22.51
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.06)	(0.24)	—	(0.16)
Net asset value, end of period	$84.27	$76.62	$66.68	$61.22	$73.58
Total return (b)	10.64%	15.01%	9.37%	(16.80)%	44.02%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$400,286	$348,628	$276,716	$281,629	$463,572
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.10%	0.07%	0.35%	0.09%	(0.24)%
Portfolio turnover rate (c)	130%	134%	142%	136%	138%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Value AlphaDEX® Fund (FYT)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$58.49	$50.47	$48.64	$50.28	$30.78
Income from investment operations:
Net investment income (loss)	0.79 (a)	0.87 (a)	0.66 (a)	0.67	0.45
Net realized and unrealized gain (loss)	(7.03)	7.95	1.96 (b)	(1.69)	19.52
Total from investment operations	(6.24)	8.82	2.62	(1.02)	19.97
Distributions paid to shareholders from:
Net investment income	(0.78)	(0.80)	(0.79)	(0.62)	(0.47)
Net asset value, end of period	$51.47	$58.49	$50.47	$48.64	$50.28
Total return (c)	(10.75)%	17.68%	5.61%	(2.06)%	65.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$126,114	$187,166	$174,136	$223,722	$268,991
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.49% (d)	1.71%	1.42%	1.29%	1.08%
Portfolio turnover rate (e)	113%	114%	110%	90%	109%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$71.19	$63.92	$60.22	$71.14	$44.46
Income from investment operations:
Net investment income (loss)	0.20 (a)	0.23 (a)	0.36 (a)	0.54	0.03
Net realized and unrealized gain (loss)	8.97	7.34	3.47	(10.99)	26.72
Total from investment operations	9.17	7.57	3.83	(10.45)	26.75
Distributions paid to shareholders from:
Net investment income	(0.49)	(0.30)	(0.13)	(0.47)	(0.07)
Net asset value, end of period	$79.87	$71.19	$63.92	$60.22	$71.14
Total return (b)	12.93%	11.92%	6.38%	(14.81)%	60.24%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$459,253	$295,446	$230,119	$201,727	$394,827
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.27% (c)	0.37%	0.62%	0.88%	0.02%
Portfolio turnover rate (d)	137%	141%	140%	132%	151%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025

1. Organization
First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the eleven Style Funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Style Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)
First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)
First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)
First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)
First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)
First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)
First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)
First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)
First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)
First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)
First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Large Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX Large Cap CoreTM Index
First Trust Mid Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX Mid Cap CoreTM Index
First Trust Small Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX Small Cap CoreTM Index
First Trust Large Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Large Cap ValueTM Index
First Trust Large Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Large Cap GrowthTM Index
First Trust Multi Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Multi Cap ValueTM Index
First Trust Multi Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Multi Cap GrowthTM Index
First Trust Mid Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Mid Cap ValueTM Index
First Trust Mid Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Mid Cap GrowthTM Index
First Trust Small Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Small Cap ValueTM Index
First Trust Small Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Small Cap GrowthTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of July 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025
value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. was the securities lending agent for FNX prior to November 14, 2024. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2025, all the Funds except FEX, FTC, and FNK had securities in the securities lending program. During the fiscal year ended July 31, 2025, all the Funds participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2025, were received as collateral for lending securities.
F. Restricted Securities
As of July 31, 2025, FAD and FYC held restricted securities as shown in the following tables that the Advisor has deemed illiquid pursuant to procedures adopted by FAD and FYC’s Board of Trustees.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
FAD
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	162	0.00	0	0	0.00
				$0	$0	0.00%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
FYC
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	1,080	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
				$0	$0	0.00%
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Large Cap Core AlphaDEX® Fund	$16,301,838	$—	$—
First Trust Mid Cap Core AlphaDEX® Fund	15,346,668	—	—
First Trust Small Cap Core AlphaDEX® Fund	11,286,807	—	—
First Trust Large Cap Value AlphaDEX® Fund	24,265,323	—	—
First Trust Large Cap Growth AlphaDEX® Fund	4,306,746	—	—
First Trust Multi Cap Value AlphaDEX® Fund	2,422,588	—	—
First Trust Multi Cap Growth AlphaDEX® Fund	1,232,356	—	—
First Trust Mid Cap Value AlphaDEX® Fund	3,666,512	—	—
First Trust Mid Cap Growth AlphaDEX® Fund	2,174,241	—	—
First Trust Small Cap Value AlphaDEX® Fund	2,338,836	—	—
First Trust Small Cap Growth AlphaDEX® Fund	2,409,706	—	—
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Large Cap Core AlphaDEX® Fund	$14,726,322	$—	$—
First Trust Mid Cap Core AlphaDEX® Fund	12,749,047	—	—
First Trust Small Cap Core AlphaDEX® Fund	10,612,872	—	—
First Trust Large Cap Value AlphaDEX® Fund	25,622,313	—	—
First Trust Large Cap Growth AlphaDEX® Fund	3,780,021	—	—
First Trust Multi Cap Value AlphaDEX® Fund	3,164,113	—	—
First Trust Multi Cap Growth AlphaDEX® Fund	496,106	—	—
First Trust Mid Cap Value AlphaDEX® Fund	4,050,401	—	—
First Trust Mid Cap Growth AlphaDEX® Fund	275,455	—	—
First Trust Small Cap Value AlphaDEX® Fund	2,728,477	—	—
First Trust Small Cap Growth AlphaDEX® Fund	1,221,196	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025
As of July 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Large Cap Core AlphaDEX® Fund	$1,246,888	$(348,556,557)	$175,770,129
First Trust Mid Cap Core AlphaDEX® Fund	36,161	(375,211,742)	125,166,566
First Trust Small Cap Core AlphaDEX® Fund	892,838	(420,786,538)	62,525,794
First Trust Large Cap Value AlphaDEX® Fund	2,065,286	(311,543,246)	29,604,649
First Trust Large Cap Growth AlphaDEX® Fund	208,488	(326,270,071)	271,876,367
First Trust Multi Cap Value AlphaDEX® Fund	201,330	(43,595,336)	1,957,589
First Trust Multi Cap Growth AlphaDEX® Fund	(31,592)	(82,026,664)	59,678,170
First Trust Mid Cap Value AlphaDEX® Fund	214,175	(67,968,864)	6,855,839
First Trust Mid Cap Growth AlphaDEX® Fund	(448,278)	(179,935,271)	71,828,732
First Trust Small Cap Value AlphaDEX® Fund	216,695	(70,518,944)	(5,189,935)
First Trust Small Cap Growth AlphaDEX® Fund	81,132	(221,017,065)	75,130,934
H. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of July 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Large Cap Core AlphaDEX® Fund	$348,556,557
First Trust Mid Cap Core AlphaDEX® Fund	375,211,742
First Trust Small Cap Core AlphaDEX® Fund	420,786,538
First Trust Large Cap Value AlphaDEX® Fund	311,543,246
First Trust Large Cap Growth AlphaDEX® Fund	326,270,071
First Trust Multi Cap Value AlphaDEX® Fund	43,595,336
First Trust Multi Cap Growth AlphaDEX® Fund	82,026,664
First Trust Mid Cap Value AlphaDEX® Fund	67,968,864
First Trust Mid Cap Growth AlphaDEX® Fund	179,935,271
First Trust Small Cap Value AlphaDEX® Fund	70,518,944
First Trust Small Cap Growth AlphaDEX® Fund	221,017,065

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025
During the taxable year ended July 31, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Multi Cap Value AlphaDEX® Fund	$4,466,521
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2025, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Multi Cap Growth AlphaDEX® Fund	$31,592	$—
First Trust Mid Cap Growth AlphaDEX® Fund	448,278	—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Large Cap Core AlphaDEX® Fund	$—	$(227,201,787)	$227,201,787
First Trust Mid Cap Core AlphaDEX® Fund	1,295,237	(163,530,128)	162,234,891
First Trust Small Cap Core AlphaDEX® Fund	—	(135,629,981)	135,629,981
First Trust Large Cap Value AlphaDEX® Fund	(33,599)	(156,965,589)	156,999,188
First Trust Large Cap Growth AlphaDEX® Fund	—	(288,587,419)	288,587,419
First Trust Multi Cap Value AlphaDEX® Fund	—	(3,251,370)	3,251,370
First Trust Multi Cap Growth AlphaDEX® Fund	229,502	(40,034,068)	39,804,566
First Trust Mid Cap Value AlphaDEX® Fund	—	(12,993,726)	12,993,726
First Trust Mid Cap Growth AlphaDEX® Fund	583,706	(42,076,555)	41,492,849
First Trust Small Cap Value AlphaDEX® Fund	—	(2,591,958)	2,591,958
First Trust Small Cap Growth AlphaDEX® Fund	—	(54,306,512)	54,306,512
As of July 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Large Cap Core AlphaDEX® Fund	$1,144,386,572	$237,440,549	$(61,670,420)	$175,770,129
First Trust Mid Cap Core AlphaDEX® Fund	1,018,282,316	180,241,894	(55,075,328)	125,166,566
First Trust Small Cap Core AlphaDEX® Fund	787,764,196	124,092,796	(61,567,002)	62,525,794
First Trust Large Cap Value AlphaDEX® Fund	1,069,888,069	122,134,653	(92,530,004)	29,604,649
First Trust Large Cap Growth AlphaDEX® Fund	953,204,370	280,370,933	(8,494,566)	271,876,367
First Trust Multi Cap Value AlphaDEX® Fund	117,933,086	13,832,247	(11,874,658)	1,957,589
First Trust Multi Cap Growth AlphaDEX® Fund	249,461,007	64,400,136	(4,721,966)	59,678,170

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Mid Cap Value AlphaDEX® Fund	$184,931,968	$22,453,289	$(15,597,450)	$6,855,839
First Trust Mid Cap Growth AlphaDEX® Fund	336,826,098	78,949,499	(7,120,767)	71,828,732
First Trust Small Cap Value AlphaDEX® Fund	134,126,753	11,174,952	(16,364,887)	(5,189,935)
First Trust Small Cap Growth AlphaDEX® Fund	419,233,851	86,512,936	(11,382,002)	75,130,934
I. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Mid Cap Value AlphaDEX® Fund, First Trust Mid Cap Growth AlphaDEX® Fund, First Trust Small Cap Value AlphaDEX® Fund and First Trust Small Cap Growth AlphaDEX® Fund (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
J. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%
Fund net assets greater than $15 billion	0.5950%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025
For the First Trust Large Cap Core AlphaDEX® Fund, First Trust Mid Cap Core AlphaDEX® Fund, First Trust Small Cap Core AlphaDEX® Fund, First Trust Large Cap Value AlphaDEX® Fund, First Trust Large Cap Growth AlphaDEX® Fund, First Trust Multi Cap Value AlphaDEX® Fund and First Trust Multi Cap Growth AlphaDEX® Fund (the “Non-Unitary Fee Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
For the Non-Unitary Fee Funds, the Trust and First Trust have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). These Funds will have the Expense Cap in effect until at least November 30, 2026. For the fiscal year ended July 31, 2025, there were no fees waived or expenses reimbursed by First Trust for these Funds.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended July 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Large Cap Core AlphaDEX® Fund	$1,070,881,613	$1,071,777,833
First Trust Mid Cap Core AlphaDEX® Fund	1,147,898,100	1,149,724,606
First Trust Small Cap Core AlphaDEX® Fund	907,554,487	907,036,147
First Trust Large Cap Value AlphaDEX® Fund	869,937,505	869,486,509
First Trust Large Cap Growth AlphaDEX® Fund	1,282,800,444	1,282,725,528
First Trust Multi Cap Value AlphaDEX® Fund	112,159,145	112,015,667
First Trust Multi Cap Growth AlphaDEX® Fund	261,812,541	262,165,467
First Trust Mid Cap Value AlphaDEX® Fund	184,048,215	184,265,791
First Trust Mid Cap Growth AlphaDEX® Fund	489,014,002	489,988,417
First Trust Small Cap Value AlphaDEX® Fund	174,892,397	173,870,432

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025
	Purchases	Sales
First Trust Small Cap Growth AlphaDEX® Fund	$556,731,047	$556,566,060
For the fiscal year ended July 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Large Cap Core AlphaDEX® Fund	$766,449,320	$826,443,915
First Trust Mid Cap Core AlphaDEX® Fund	529,692,207	627,006,495
First Trust Small Cap Core AlphaDEX® Fund	380,978,549	467,389,603
First Trust Large Cap Value AlphaDEX® Fund	597,484,404	735,434,882
First Trust Large Cap Growth AlphaDEX® Fund	914,499,829	1,053,988,369
First Trust Multi Cap Value AlphaDEX® Fund	—	24,548,701
First Trust Multi Cap Growth AlphaDEX® Fund	184,917,679	138,859,190
First Trust Mid Cap Value AlphaDEX® Fund	47,596,630	70,299,347
First Trust Mid Cap Growth AlphaDEX® Fund	194,278,390	171,607,406
First Trust Small Cap Value AlphaDEX® Fund	13,796,105	49,725,674
First Trust Small Cap Growth AlphaDEX® Fund	334,049,217	204,973,879
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025
provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Large Cap Core AlphaDEX® Fund, First Trust Mid Cap Core AlphaDEX® Fund, First Trust Small Cap Core AlphaDEX® Fund, First Trust Large Cap Value AlphaDEX® Fund, First Trust Large Cap Growth AlphaDEX® Fund, First Trust Multi Cap Value AlphaDEX® Fund, First Trust Multi Cap Growth AlphaDEX® Fund, First Trust Mid Cap Value AlphaDEX® Fund, First Trust Mid Cap Growth AlphaDEX® Fund, First Trust Small Cap Value AlphaDEX® Fund, and First Trust Small Cap Growth AlphaDEX® Fund (the “Funds”), each a series of the First Trust Exchange-Traded AlphaDEX® Fund, including the portfolios of investments, as of July 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
September 19, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended July 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal year ended July 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Non-Unitary Fee Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Large Cap Core AlphaDEX® Fund (FEX)
First Trust Large Cap Growth AlphaDEX® Fund (FTC)
First Trust Large Cap Value AlphaDEX® Fund (FTA)
First Trust Mid Cap Core AlphaDEX® Fund (FNX)
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
First Trust Mid Cap Value AlphaDEX® Fund (FNK)
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
First Trust Multi Cap Value AlphaDEX® Fund (FAB)
First Trust Small Cap Core AlphaDEX® Fund (FYX)
First Trust Small Cap Growth AlphaDEX® Fund (FYC)
First Trust Small Cap Value AlphaDEX® Fund (FYT)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory or unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025 (Unaudited)
and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory or unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
For FEX, FTC, FTA, FNX, FAD, FAB and FYX (the “Non-Unitary Fee Funds”), the Board considered the advisory fee rate schedule payable by each Non-Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Non-Unitary Fee Fund through November 30, 2026.
For FNY, FNK, FYC and FYT (the “Unitary Fee Funds”), the Board considered the unitary fee rate schedule payable by each Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Unitary Fee Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.
The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee and because each Unitary Fee Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory and unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2024 regarding the performance of each Fund’s underlying index, the

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025 (Unaudited)
correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. The Board noted that, effective April 8, 2016, each Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX® stock selection methodology, and that the performance information included a blend of the old and new indexes. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory or unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory or unitary fee rate schedule for each Fund includes breakpoints pursuant to which the advisory or unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. For the Non-Unitary Fee Funds, the Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. For the Unitary Fee Funds, the Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Unitary Fee Funds. The Board concluded that the unitary fee rate schedule for each Unitary Fee Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded AlphaDEX® Fund funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $2,924,136. This figure is comprised of $117,864 paid (or to be paid) in fixed compensation and $2,806,272 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025 (Unaudited)
$1,532,849 paid (or to be paid) to senior management of First Trust Advisors L.P. and $1,391,287 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended July 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Large Cap Core AlphaDEX® Fund	100.00%
First Trust Mid Cap Core AlphaDEX® Fund	100.00%
First Trust Small Cap Core AlphaDEX® Fund	94.29%
First Trust Large Cap Value AlphaDEX® Fund	100.00%
First Trust Large Cap Growth AlphaDEX® Fund	100.00%
First Trust Multi Cap Value AlphaDEX® Fund	100.00%
First Trust Multi Cap Growth AlphaDEX® Fund	100.00%
First Trust Mid Cap Value AlphaDEX® Fund	100.00%
First Trust Mid Cap Growth AlphaDEX® Fund	100.00%
First Trust Small Cap Value AlphaDEX® Fund	95.98%
First Trust Small Cap Growth AlphaDEX® Fund	71.57%
For the taxable year ended July 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Large Cap Core AlphaDEX® Fund	100.00%
First Trust Mid Cap Core AlphaDEX® Fund	100.00%
First Trust Small Cap Core AlphaDEX® Fund	94.29%

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2025 (Unaudited)
Qualified Dividend Income
First Trust Large Cap Value AlphaDEX® Fund	100.00%
First Trust Large Cap Growth AlphaDEX® Fund	100.00%
First Trust Multi Cap Value AlphaDEX® Fund	100.00%
First Trust Multi Cap Growth AlphaDEX® Fund	100.00%
First Trust Mid Cap Value AlphaDEX® Fund	100.00%
First Trust Mid Cap Growth AlphaDEX® Fund	100.00%
First Trust Small Cap Value AlphaDEX® Fund	100.00%
First Trust Small Cap Growth AlphaDEX® Fund	71.57%
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended July 31, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimer
Nasdaq®, Nasdaq AlphaDEX Large Cap CoreTM Index, Nasdaq AlphaDEX Mid Cap CoreTM Index, Nasdaq AlphaDEX Small Cap CoreTM Index, Nasdaq AlphaDEX Large Cap ValueTM Index, Nasdaq AlphaDEX Large Cap GrowthTM Index, Nasdaq AlphaDEX Multi Cap ValueTM Index, Nasdaq AlphaDEX Multi Cap GrowthTM Index, Nasdaq AlphaDEX Mid Cap ValueTM Index, Nasdaq AlphaDEX Mid Cap GrowthTM Index, Nasdaq AlphaDEX Small Cap ValueTM Index and Nasdaq AlphaDEX Small Cap GrowthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 7, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 7, 2025

* Print the name and title of each signing officer under his or her signature.